================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-7440

                               -----------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, VICE PRESIDENT AND SECRETARY
                   DIMENSIONAL EMERGING MARKETS VALUE FUND,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 512-306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31

          DATE OF REPORTING PERIOD: NOVEMBER 1, 2012 - APRIL 30, 2013

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO]


SEMI-ANNUAL REPORT
six months ended: April 30, 2013 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2013

Dear Fellow Shareholder,

Working to understand the needs of clients has always been among our most important objectives at Dimensional. We believe that our ability to provide investment solutions has helped Dimensional become a trusted partner and resource for our clients. We've worked hard to build trust and have earned many long-standing client relationships. This demonstrates our commitment to client service, the stability of our organization, the breadth of our strategies, and the consistency of our investment approach. We believe that focusing on helping clients pursue their investment goals will benefit our clients as well as Dimensional.

Sincerely,

/s/

David G. Booth
Chairman and Co-Chief Executive Officer

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                        Page
                                                                        ----
   Letter to Shareholders
   Definitions of Abbreviations and Footnotes..........................   1
   DFA Investment Dimensions Group Inc.
      Disclosure of Fund Expenses......................................   3
      Disclosure of Portfolio Holdings.................................   9
      Schedules of Investments/Summary Schedules of Portfolio Holdings.  12
          Enhanced U.S. Large Company Portfolio........................  12
          U.S. Large Cap Value Portfolio...............................  16
          U.S. Targeted Value Portfolio................................  17
          U.S. Small Cap Value Portfolio...............................  20
          U.S. Core Equity 1 Portfolio.................................  23
          U.S. Core Equity 2 Portfolio.................................  26
          U.S. Vector Equity Portfolio.................................  29
          U.S. Small Cap Portfolio.....................................  32
          U.S. Micro Cap Portfolio.....................................  35
          DFA Real Estate Securities Portfolio.........................  38
          Large Cap International Portfolio............................  40
          International Core Equity Portfolio..........................  44
          International Small Company Portfolio........................  49
          Japanese Small Company Portfolio.............................  50
          Asia Pacific Small Company Portfolio.........................  50
          United Kingdom Small Company Portfolio.......................  51
          Continental Small Company Portfolio..........................  51
          DFA International Real Estate Securities Portfolio...........  52
          DFA Global Real Estate Securities Portfolio..................  56
          DFA International Small Cap Value Portfolio..................  57
          International Vector Equity Portfolio........................  62
          World ex U.S. Value Portfolio................................  67
          World ex U.S. Targeted Value Portfolio.......................  68
          World ex U.S. Core Equity Portfolio..........................  69
          Selectively Hedged Global Equity Portfolio...................  70
          Emerging Markets Portfolio...................................  71
          Emerging Markets Small Cap Portfolio.........................  71
          Emerging Markets Value Portfolio.............................  71
          Emerging Markets Core Equity Portfolio.......................  72
      Statements of Assets and Liabilities.............................  77
      Statements of Operations.........................................  84
      Statements of Changes in Net Assets..............................  91
      Financial Highlights............................................. 101
      Notes to Financial Statements.................................... 118

TABLE OF CONTENTS
CONTINUED

                                                                          Page
                                                                          ----
 DFA Investment Dimensions Group Inc. - DFA Commodity Strategy Portfolio
    Consolidated Disclosure of Fund Expenses............................. 144
    Consolidated Disclosure of Portfolio Holdings........................ 145
    Consolidated Schedule of Investments................................. 146
    Consolidated Statement of Assets and Liabilities..................... 151
    Consolidated Statement of Operations................................. 152
    Consolidated Statements of Changes in Net Assets..................... 153
    Consolidated Financial Highlights.................................... 154
    Consolidated Notes to Financial Statements........................... 155
 Dimensional Investment Group Inc.
    Disclosure of Fund Expenses.......................................... 167
    Disclosure of Portfolio Holdings..................................... 169
    Schedule of Investments/Summary Schedule of Portfolio Holdings....... 170
        DFA International Value Portfolio................................ 170
        U.S. Large Company Portfolio..................................... 171
    Statements of Assets and Liabilities................................. 174
    Statements of Operations............................................. 175
    Statements of Changes in Net Assets.................................. 176
    Financial Highlights................................................. 177
    Notes to Financial Statements........................................ 179
 The DFA Investment Trust Company
    Disclosure of Fund Expenses.......................................... 190
    Disclosure of Portfolio Holdings..................................... 192
    Summary Schedules of Portfolio Holdings.............................. 194
        The U.S. Large Cap Value Series.................................. 194
        The DFA International Value Series............................... 197
        The Japanese Small Company Series................................ 201
        The Asia Pacific Small Company Series............................ 204
        The United Kingdom Small Company Series.......................... 207
        The Continental Small Company Series............................. 210
        The Canadian Small Company Series................................ 214
        The Emerging Markets Series...................................... 217
        The Emerging Markets Small Cap Series............................ 221
    Statements of Assets and Liabilities................................. 225
    Statements of Operations............................................. 227
    Statements of Changes in Net Assets.................................. 229
    Financial Highlights................................................. 232
    Notes to Financial Statements........................................ 237

TABLE OF CONTENTS
CONTINUED

                                                               Page
                                                               ----
             Dimensional Emerging Markets Value Fund
                Disclosure of Fund Expenses................... 247
                Disclosure of Portfolio Holdings.............. 248
                Summary Schedule of Portfolio Holdings........ 249
                Statement of Assets and Liabilities........... 253
                Statement of Operations....................... 254
                Statements of Changes in Net Assets........... 255
                Financial Highlights.......................... 256
                Notes to Financial Statements................. 257
             Voting Proxies on Fund Portfolio Securities...... 263
             Board Approval of Investment Advisory Agreements. 264

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
FNMA    Federal National Mortgage Association
P.L.C.  Public Limited Company
REIT    Real Estate Investment Trust
SPDR    Standard & Poor's Depository Receipts
AUD     Australian Dollars
CAD     Canadian Dollars
EUR     Euro
GBP     British Pounds
NOK     Norwegian Krone
NZD     New Zealand Dollars
SEK     Swedish Krona
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than
        1.0% of the net assets of the Fund. Some of the individual securities within this category may include
        Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
(r)     The adjustable rate shown is effective as of April 30, 2013.
^^      Security segregated as collateral for the Open Futures Contracts.
@@      Security segregated as collateral for Swap Agreements.
(o)     Security is being fair valued as of April 30, 2013.
##      Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
        Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of
        Trustees.
(S)     Affiliated Fund.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED


Financial Highlights
--------------------
(A)  Computed using average shares outstanding.
(B)  Annualized
(C)  Non-Annualized
(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
     Master Fund(s).
(E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--   Amounts designated as -- are either zero or rounded to zero.
RIC  Registered Investment Company
SEC  Securities and Exchange Commission
(a)  Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2013
 EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/12  04/30/13    Ratio*   Period*
                                        --------- --------- ---------- --------
 Enhanced U.S. Large Company Portfolio
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,143.50    0.25%    $1.33
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,023.55    0.25%    $1.25

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/12  04/30/13    Ratio*   Period*
                                     --------- --------- ---------- --------
   U.S. Large Cap Value Portfolio**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,183.80    0.27%    $1.46
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.46    0.27%    $1.35

   U.S. Targeted Value Portfolio
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,186.80    0.48%    $2.60
    Class R2 Shares................. $1,000.00 $1,185.90    0.63%    $3.41
    Institutional Class Shares...... $1,000.00 $1,187.20    0.37%    $2.01
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.41    0.48%    $2.41
    Class R2 Shares................. $1,000.00 $1,021.67    0.63%    $3.16
    Institutional Class Shares...... $1,000.00 $1,022.96    0.37%    $1.86

   U.S. Small Cap Value Portfolio
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,188.30    0.52%    $2.82
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.22    0.52%    $2.61

   U.S. Core Equity 1 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,161.10    0.19%    $1.02
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.85    0.19%    $0.95

   U.S. Core Equity 2 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,165.90    0.22%    $1.18
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.70    0.22%    $1.10

   U.S. Vector Equity Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,175.20    0.32%    $1.73
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.21    0.32%    $1.61

   U.S. Small Cap Portfolio
   ------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,165.30    0.37%    $1.99
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.96    0.37%    $1.86

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          Beginning  Ending              Expenses
                                           Account  Account   Annualized   Paid
                                            Value    Value     Expense    During
                                          11/01/12  04/30/13    Ratio*   Period*
                                          --------- --------- ---------- --------
U.S. Micro Cap Portfolio
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,164.70    0.52%    $2.79
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.22    0.52%    $2.61

DFA Real Estate Securities Portfolio
------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,186.10    0.18%    $0.98
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.90    0.18%    $0.90

Large Cap International Portfolio
---------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,149.40    0.29%    $1.55
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.36    0.29%    $1.45

International Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,154.80    0.39%    $2.08
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.86    0.39%    $1.96

International Small Company Portfolio***
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,153.80    0.56%    $2.99
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.02    0.56%    $2.81

Japanese Small Company Portfolio**
----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,258.20    0.57%    $3.19
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,021.97    0.57%    $2.86

Asia Pacific Small Company Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,104.70    0.59%    $3.08
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,021.87    0.59%    $2.96

United Kingdom Small Company Portfolio**
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,149.30    0.59%    $3.14
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,021.87    0.59%    $2.96

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    Beginning  Ending              Expenses
                                                     Account  Account   Annualized   Paid
                                                      Value    Value     Expense    During
                                                    11/01/12  04/30/13    Ratio*   Period*
                                                    --------- --------- ---------- --------
Continental Small Company Portfolio**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,162.20    0.59%    $3.16
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.87    0.59%    $2.96

DFA International Real Estate Securities Portfolio
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,154.20    0.40%    $2.14
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.81    0.40%    $2.01

DFA Global Real Estate Securities Portfolio***
----------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,171.80    0.32%    $1.72
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.21    0.32%    $1.61

DFA International Small Cap Value Portfolio
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,196.00    0.70%    $3.81
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.32    0.70%    $3.51

International Vector Equity Portfolio
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,159.60    0.52%    $2.78
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.22    0.52%    $2.61

World ex U.S. Value Portfolio***
--------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,129.20    0.60%    $3.17
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.82    0.60%    $3.01

World ex U.S. Targeted Value Portfolio@
---------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,154.90    0.80%    $4.25
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,020.83    0.80%    $4.01

World ex U.S. Core Equity Portfolio#
------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,016.00    0.47%    $0.27
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.46    0.47%    $2.36

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/12  04/30/13    Ratio*   Period*
                                               --------- --------- ---------- --------
Selectively Hedged Global Equity Portfolio***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,154.20    0.40%    $2.14
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.81    0.40%    $2.01

Emerging Markets Portfolio**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,060.80    0.59%    $3.01
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.87    0.59%    $2.96

Emerging Markets Small Cap Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,128.10    0.79%    $4.17
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,020.88    0.79%    $3.96

Emerging Markets Value Portfolio**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $1,082.70    0.84%    $4.34
 Institutional Class Shares................... $1,000.00 $1,084.00    0.59%    $3.05
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,020.63    0.84%    $4.21
 Institutional Class Shares................... $1,000.00 $1,021.87    0.59%    $2.96

Emerging Markets Core Equity Portfolio
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,081.70    0.64%    $3.30
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.62    0.64%    $3.21

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

@ World ex U.S. Targeted Value Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies). The Portfolio commenced operations on November 1, 2012. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (180), then divided by the number of days in the

DISCLOSURE OF FUND EXPENSES
CONTINUED

  year (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 181 day period for the six months ended April 30, 2013 to allow for comparability.

# World ex U.S. Core Equity Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies). The Portfolio commenced operations on April 9, 2013. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (21), then divided by the number of days in the year (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 181 day period for the six months ended April 30, 2013 to allow for comparability.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Fund's holdings which reflect the investments by category or country.

FEEDER FUNDS

                                            Affiliated Investment Companies
                                            -------------------------------
    U.S. Large Cap Value Portfolio.........              100.0%
    Japanese Small Company Portfolio.......              100.0%
    Asia Pacific Small Company Portfolio...              100.0%
    United Kingdom Small Company Portfolio.              100.0%
    Continental Small Company Portfolio....              100.0%
    Emerging Markets Portfolio.............              100.0%
    Emerging Markets Small Cap Portfolio...              100.0%
    Emerging Markets Value Portfolio.......              100.0%

FUND OF FUNDS

              International Small Company Portfolio....... 100.0%
              DFA Global Real Estate Securities Portfolio. 100.0%
              World ex U.S. Value Portfolio............... 100.0%
              World ex U.S. Targeted Value Portfolio...... 100.0%
              World ex U.S. Core Equity Portfolio......... 100.0%
              Selectively Hedged Global Equity Portfolio.. 100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

ENHANCED DOMESTIC EQUITY PORTFOLIOS

       Enhanced U.S. Large Company Portfolio
Corporate....................................  30.7%
Foreign Corporate............................  23.1%
Foreign Government...........................  33.8%
Government...................................   5.1%
Supranational................................   7.3%
                                              -----
                                              100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

           U.S. Targeted Value Portfolio
Consumer Discretionary.......................  15.6%
Consumer Staples.............................   4.3%
Energy.......................................   9.6%
Financials...................................  26.0%
Health Care..................................   7.0%
Industrials..................................  15.1%
Information Technology.......................  12.8%
Materials....................................   7.8%
Other........................................    --
Telecommunication Services...................   1.2%
Utilities....................................   0.6%
                                              -----
                                              100.0%

          U.S. Small Cap Value Portfolio
Consumer Discretionary.......................  16.4%
Consumer Staples.............................   4.4%
Energy.......................................  10.1%
Financials...................................  26.6%
Health Care..................................   4.4%
Industrials..................................  17.0%
Information Technology.......................  12.6%
Materials....................................   8.1%
Other........................................    --
Telecommunication Services...................   0.3%
Utilities....................................   0.1%
                                              -----
                                              100.0%

           U.S. Core Equity 1 Portfolio
Consumer Discretionary.......................  14.1%
Consumer Staples.............................   8.1%
Energy.......................................  10.4%
Financials...................................  17.2%
Health Care..................................  11.1%
Industrials..................................  12.8%
Information Technology.......................  15.6%
Materials....................................   4.7%
Other........................................    --
Telecommunication Services...................   2.5%
Utilities....................................   3.5%
                                              -----
                                              100.0%

           U.S. Core Equity 2 Portfolio
Consumer Discretionary.......................  14.3%
Consumer Staples.............................   6.5%
Energy.......................................  11.3%
Financials...................................  20.1%
Health Care..................................  10.6%
Industrials..................................  13.5%
Information Technology.......................  13.1%
Materials....................................   5.1%
Other........................................    --
Telecommunication Services...................   3.1%
Utilities....................................   2.4%
                                              -----
                                              100.0%

           U.S. Vector Equity Portfolio
Consumer Discretionary.......................  15.6%
Consumer Staples.............................   5.4%
Energy.......................................  11.0%
Financials...................................  24.1%
Health Care..................................   8.4%
Industrials..................................  13.6%
Information Technology.......................  12.0%
Materials....................................   6.2%
Other........................................    --
Telecommunication Services...................   2.3%
Utilities....................................   1.4%
                                              -----
                                              100.0%

             U.S. Small Cap Portfolio
Consumer Discretionary.......................  19.0%
Consumer Staples.............................   4.4%
Energy.......................................   5.2%
Financials...................................  17.0%
Health Care..................................   9.4%
Industrials..................................  18.0%
Information Technology.......................  17.1%
Materials....................................   5.8%
Other........................................    --
Telecommunication Services...................   0.5%
Utilities....................................   3.6%
                                              -----
                                              100.0%

             U.S. Micro Cap Portfolio
Consumer Discretionary.......................  19.2%
Consumer Staples.............................   4.4%
Energy.......................................   4.9%
Financials...................................  17.4%
Health Care..................................   9.9%
Industrials..................................  17.3%
Information Technology.......................  17.0%
Materials....................................   6.8%
Other........................................    --
Telecommunication Services...................   1.1%
Utilities....................................   2.0%
                                              -----
                                              100.0%

       DFA Real Estate Securities Portfolio
Real Estate Investment Trusts................ 100.0%
                                              -----
                                              100.0%

         Large Cap International Portfolio
Consumer Discretionary.......................  10.8%
Consumer Staples.............................  11.1%
Energy.......................................   9.0%
Financials...................................  25.9%
Health Care..................................   9.4%
Industrials..................................  12.1%
Information Technology.......................   4.3%
Materials....................................   9.5%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   4.7%
Utilities....................................   3.2%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


        International Core Equity Portfolio
Consumer Discretionary.......................  13.5%
Consumer Staples.............................   7.2%
Energy.......................................   8.6%
Financials...................................  26.7%
Health Care..................................   5.3%
Industrials..................................  16.5%
Information Technology.......................   5.5%
Materials....................................  10.8%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   3.1%
Utilities....................................   2.8%
                                              -----
                                              100.0%

DFA International Real Estate Securities Portfolio
Consumer Discretionary.......................   0.2%
Financials...................................   0.9%
Other........................................    --
Real Estate Investment Trusts................  98.9%
                                              -----
                                              100.0%

    DFA International Small Cap Value Portfolio
Consumer Discretionary.......................  20.5%
Consumer Staples.............................   4.0%
Energy.......................................   4.9%
Financials...................................  20.8%
Health Care..................................   2.2%
Industrials..................................  26.0%
Information Technology.......................   4.8%
Materials....................................  16.1%
Other........................................    --
Telecommunication Services...................   0.3%
Utilities....................................   0.4%
                                              -----
                                              100.0%

       International Vector Equity Portfolio
Consumer Discretionary.......................  15.1%
Consumer Staples.............................   6.4%
Energy.......................................   7.5%
Financials...................................  26.1%
Health Care..................................   4.2%
Industrials..................................  18.6%
Information Technology.......................   6.1%
Materials....................................  12.0%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   2.3%
Utilities....................................   1.7%
                                              -----
                                              100.0%

      Emerging Markets Core Equity Portfolio
Consumer Discretionary.......................  10.5%
Consumer Staples.............................   8.2%
Energy.......................................   8.8%
Financials...................................  26.2%
Health Care..................................   2.4%
Industrials..................................  10.8%
Information Technology.......................  12.3%
Materials....................................  12.6%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   4.4%
Utilities....................................   3.8%
                                              -----
                                              100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)


                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
BONDS -- (88.8%)
AUSTRALIA -- (4.5%)
Commonwealth Bank of Australia
^^  3.500%, 03/19/15.............................     $ 4,000 $ 4,217,724
Westpac Banking Corp.
^^  6.500%, 06/24/13............................. EUR   3,500   4,647,861
                                                              -----------
TOTAL AUSTRALIA..................................               8,865,585
                                                              -----------

AUSTRIA -- (4.7%)
Austria Government International Bond
^^  5.000%, 05/19/14.............................       3,500   3,673,005
KA Finanz AG
^^  2.250%, 03/24/14............................. EUR   4,300   5,766,835
                                                              -----------
TOTAL AUSTRIA....................................               9,439,840
                                                              -----------

BELGIUM -- (1.3%)
Belgium Government International Bond
^^  2.750%, 03/05/15.............................       2,500   2,598,600
                                                              -----------

CANADA -- (6.2%)
Canadian Imperial Bank of Commerce
^^  1.450%, 09/13/13.............................         600     602,191
Enbridge, Inc.
^^  5.800%, 06/15/14.............................       1,100   1,162,270
Encana Corp.
^^  4.750%, 10/15/13.............................         800     814,721
Husky Energy, Inc.
^^  5.900%, 06/15/14.............................       1,000   1,055,868
Ontario, Province of Canada
^^  4.100%, 06/16/14.............................       1,000   1,042,656
Thomson Reuters Corp.
^^  5.700%, 10/01/14.............................         800     856,051
Toronto-Dominion Bank (The)
^^  1.375%, 07/14/14.............................       5,000   5,057,495
TransAlta Corp.
^^  4.750%, 01/15/15.............................         925     976,189
TransCanada PipeLines, Ltd.
^^  4.000%, 06/15/13.............................         685     687,645
                                                              -----------
TOTAL CANADA.....................................              12,255,086
                                                              -----------

DENMARK -- (2.0%)
Kommunekredit
^^  1.250%, 09/03/13.............................       4,000   4,011,744
                                                              -----------

FINLAND -- (2.7%)
Municipality Finance P.L.C.
^^  2.000%, 05/28/14............................. SEK  35,000   5,435,462
                                                              -----------

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
FRANCE -- (8.3%)
BNP Paribas SA
^^  3.250%, 03/11/15.............................      $1,500 $ 1,560,724
Caisse d'Amortissement de la Dette Sociale
^^  1.625%, 03/17/14.............................       5,000   5,056,380
France Telecom SA
^^  4.375%, 07/08/14.............................       1,000   1,040,934
Reseau Ferre de France
^^  4.625%, 03/17/14............................. EUR   3,000   4,100,984
Societe Financement de l'Economie Francaise
^^  3.250%, 01/16/14............................. EUR   3,500   4,708,999
                                                              -----------
TOTAL FRANCE.....................................              16,468,021
                                                              -----------

GERMANY -- (9.2%)
KFW
^^  4.950%, 10/14/14............................. CAD   5,000   5,223,445
Landeskreditbank Baden- Wuerttemberg Foerderbank
^^  3.250%, 01/29/14............................. EUR   3,000   4,041,721
Landwirtschaftliche Rentenbank
^^  4.125%, 07/15/13.............................       4,000   4,031,360
NRW Bank
^^  1.375%, 08/26/13.............................       5,000   5,015,730
                                                              -----------
TOTAL GERMANY....................................              18,312,256
                                                              -----------

NETHERLANDS -- (9.6%)
Bank Nederlandse Gemeenten
^^  3.750%, 03/14/14............................. EUR   3,000   4,073,344
^^  3.125%, 01/12/15.............................       1,500   1,567,500
Cooperatieve Centrale Raiffeisen-Boerenleenbank
 BA
^^  2.500%, 12/12/13.............................       2,000   2,022,928
^^  4.375%, 01/22/14............................. EUR   2,000   2,710,363
Koninklijke Philips Electronics NV
^^  7.250%, 08/15/13.............................       1,000   1,019,164
Nederlandse Waterschapsbank NV
^^  3.000%, 03/17/15.............................       2,900   3,035,430
SNS Bank NV
^^  3.500%, 03/10/14............................. EUR   3,500   4,739,448
                                                              -----------
TOTAL NETHERLANDS................................              19,168,177
                                                              -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (7.3%)
EUROFIMA
^^  6.000%, 01/28/14............................. AUD     625     661,065
^^  4.250%, 02/04/14.............................       2,500   2,573,250

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
European Financial Stability Facility
^^  1.000%, 03/12/14............................. EUR   1,000 $ 1,326,696
European Investment Bank
^^  3.125%, 06/04/14.............................       5,000   5,154,450
International Finance Facility for Immunisation
^^  3.375%, 05/15/14............................. GBP   3,000   4,792,260
                                                              -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              14,507,721
                                                              -----------

SWEDEN -- (6.4%)
Nordea Bank AB
^^  4.500%, 05/12/14............................. EUR   3,000   4,118,984
Svensk Exportkredit AB
^^  3.000%, 06/10/13............................. NOK  22,100   3,834,780
Svenska Handelsbanken AB
^^  4.875%, 03/25/14............................. EUR   3,500   4,797,654
                                                              -----------
TOTAL SWEDEN.....................................              12,751,418
                                                              -----------

SWITZERLAND -- (0.3%)
Credit Suisse New York
^^  5.000%, 05/15/13.............................         600     600,937
                                                              -----------

UNITED KINGDOM -- (1.6%)
Barclays Bank P.L.C.
^^  5.200%, 07/10/14.............................         300     315,765
BP Capital Markets P.L.C.
^^  5.250%, 11/07/13.............................       1,750   1,794,005
Vodafone Group P.L.C.
^^  5.000%, 12/16/13.............................       1,000   1,028,141
                                                              -----------
TOTAL UNITED KINGDOM.............................               3,137,911
                                                              -----------

UNITED STATES -- (24.7%)
Allstate Corp. (The)
^^  7.500%, 06/15/13.............................   $     489     493,076
American Express Credit Corp.
^^  7.300%, 08/20/13.............................         500     510,250
American International Group, Inc.
^^  3.000%, 03/20/15.............................       1,500   1,555,428
Assurant, Inc.
^^  5.625%, 02/15/14.............................       1,000   1,036,696
Bank of America Corp.
^^  7.375%, 05/15/14.............................       1,000   1,066,434
BB&T Corp.
^^  3.375%, 09/25/13.............................         600     607,327
Boston Scientific Corp.
^^  4.500%, 01/15/15.............................       1,000   1,058,122
Bristol-Myers Squibb Co.
^^  5.250%, 08/15/13.............................         345     349,206

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Burlington Northern Santa Fe LLC
^^  4.300%, 07/01/13............................. $       600 $  603,765
Campbell Soup Co.
^^  4.875%, 10/01/13.............................         251    255,650
Capital One Financial Corp.
^^  2.125%, 07/15/14.............................       1,000  1,015,775
Cisco Systems, Inc.
^^  1.625%, 03/14/14.............................       1,000  1,011,761
Citigroup, Inc.
^^  6.375%, 08/12/14.............................       1,500  1,603,831
Coca-Cola Enterprises, Inc.
^^  1.125%, 11/12/13.............................       1,921  1,928,690
Consolidated Edison Co. of New York, Inc.
^^  3.850%, 06/15/13.............................         250    250,937
Daimler Finance North America LLC
^^  6.500%, 11/15/13.............................       1,500  1,548,193
Dell, Inc.
^^  1.400%, 09/10/13.............................         600    600,816
DIRECTV Holdings LLC / DIRECTV Financing Co.,
 Inc.
^^  4.750%, 10/01/14.............................       1,500  1,581,633
Duke Energy Corp.
^^  3.950%, 09/15/14.............................       1,600  1,673,486
Enterprise Products Operating LLC
^^  9.750%, 01/31/14.............................       1,000  1,067,506
^^  5.600%, 10/15/14.............................         500    534,972
Fifth Third Bancorp
^^  6.250%, 05/01/13.............................         600    600,000
Freeport-McMoRan Copper & Gold, Inc.
^^  1.400%, 02/13/15.............................         500    504,566
Georgia Power Co.
^^  1.300%, 09/15/13.............................         700    702,526
Goldman Sachs Group, Inc. (The)
^^  5.125%, 01/15/15.............................         894    955,507
Hartford Financial Services Group, Inc.
^^  4.750%, 03/01/14.............................       1,580  1,629,489
Hewlett-Packard Co.
^^  1.250%, 09/13/13.............................         500    500,860
HSBC USA, Inc.
^^  2.375%, 02/13/15.............................       1,000  1,030,238
JPMorgan Chase & Co.
^^  2.050%, 01/24/14.............................       1,000  1,012,450
Kimberly-Clark Corp.
^^  5.000%, 08/15/13.............................         600    607,854
MetLife, Inc.
^^  5.000%, 11/24/13.............................         350    359,030
Morgan Stanley
^^  4.200%, 11/20/14.............................       1,500  1,569,693

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^    Value+
                                                      -------    ------
                                                       (000)
UNITED STATES -- (Continued)
National City Corp.
^^  4.900%, 01/15/15.............................   $   1,500 $  1,605,973
PACCAR Financial Corp.
^^  2.050%, 06/17/13.............................         600      601,360
Philip Morris International, Inc.
^^  4.875%, 05/16/13.............................         600      600,998
Praxair, Inc.
^^  2.125%, 06/14/13.............................         815      816,728
Safeway, Inc.
^^  5.625%, 08/15/14.............................       1,500    1,585,020
Spectra Energy Capital LLC
^^  5.500%, 03/01/14.............................       1,500    1,558,284
St Jude Medical, Inc.
^^  2.200%, 09/15/13.............................       1,800    1,811,781
Toyota Motor Credit Corp.
^^  3.820%, 10/24/13............................. NZD   4,000    3,436,887
Union Bank NA
^^  2.125%, 12/16/13.............................       1,050    1,060,372
Viacom, Inc.
^^  4.375%, 09/15/14.............................       1,500    1,573,551
Wachovia Corp.
^^  5.500%, 05/01/13.............................       1,000    1,000,000
WellPoint, Inc.
^^  5.000%, 12/15/14.............................       1,572    1,679,910
Williams Partners L.P.
^^  3.800%, 02/15/15.............................       1,000    1,051,343
Xerox Corp.
^^  4.250%, 02/15/15.............................       1,000    1,054,714
                                                              ------------
TOTAL UNITED STATES..............................               49,262,688
                                                              ------------
TOTAL BONDS......................................              176,815,446
                                                              ------------

                                                     Face
                                                    Amount^    Value+
                                                    -------    ------
                                                     (000)
AGENCY OBLIGATIONS -- (5.2%)
Federal National Mortgage Association
^^  0.750%, 12/18/13.............................   $   800 $    803,246
Federal National Mortgage Association Discount
 Note
^^  0.117%, 06/24/13.............................     4,500    4,498,591
^^  0.127%, 07/02/13.............................     5,000    4,999,655
                                                            ------------
TOTAL AGENCY OBLIGATIONS.........................             10,301,492
                                                            ------------

COMMERCIAL PAPER -- (2.5%)
UNITED STATES -- (2.5%)
Walt Disney Co. (The)
##  0.100%, 05/24/13.............................     4,900    4,899,687
                                                            ------------

                                                    Shares
                                                    ------
EXCHANGE-TRADED FUNDS -- (3.5%)
UNITED STATES -- (3.5%)
^^  SPDR S&P 500 ETF Trust.......................    44,100 $  7,041,888
                                                            ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $195,388,359)..............................           $199,058,513
                                                            ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             Investments in Securities (Market Value)
                                          ----------------------------------------------
                                            Level 1      Level 2    Level 3     Total
                                          ----------- ------------  ------- ------------
Bonds
  Australia..............................          -- $  8,865,585    --    $  8,865,585
  Austria................................          --    9,439,840    --       9,439,840
  Belgium................................          --    2,598,600    --       2,598,600
  Canada.................................          --   12,255,086    --      12,255,086
  Denmark................................          --    4,011,744    --       4,011,744
  Finland................................          --    5,435,462    --       5,435,462
  France.................................          --   16,468,021    --      16,468,021
  Germany................................          --   18,312,256    --      18,312,256
  Netherlands............................          --   19,168,177    --      19,168,177
  Supranational Organization Obligations.          --   14,507,721    --      14,507,721
  Sweden.................................          --   12,751,418    --      12,751,418
  Switzerland............................          --      600,937    --         600,937
  United Kingdom.........................          --    3,137,911    --       3,137,911
  United States..........................          --   49,262,688    --      49,262,688
Agency Obligations.......................          --   10,301,492    --      10,301,492
Commercial Paper
  United States..........................          --    4,899,687    --       4,899,687
Exchange-Traded Funds.................... $ 7,041,888           --    --       7,041,888
Forward Currency Contracts**.............          --     (511,511)   --        (511,511)
Futures Contracts**......................   7,774,388           --    --       7,774,388
                                          ----------- ------------    --    ------------
TOTAL.................................... $14,816,276 $191,505,114    --    $206,321,390
                                          =========== ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)

                                                                 Value+
                                                             ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company.................................. $10,293,125,141
                                                             ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $7,006,025,277)........................................ $10,293,125,141
                                                             ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                     Percentage
                                             Shares      Value+    of Net Assets**
                                             ------      ------    ---------------
COMMON STOCKS -- (86.8%)
Consumer Discretionary -- (13.5%)
#*  Cabela's, Inc..........................   326,469 $ 20,959,310            0.6%
    Dillard's, Inc. Class A................   222,853   18,365,316            0.5%
#   GameStop Corp. Class A.................   635,798   22,189,350            0.6%
#   Lennar Corp. Class A...................   440,863   18,172,373            0.5%
*   Mohawk Industries, Inc.................   298,339   33,079,828            0.9%
#   Washington Post Co. (The) Class B......    28,060   12,440,120            0.4%
    Other Securities.......................            429,317,414           12.0%
                                                      ------------           -----
Total Consumer Discretionary...............            554,523,711           15.5%
                                                      ------------           -----
Consumer Staples -- (3.7%)
*   Constellation Brands, Inc. Class A.....   373,609   18,437,604            0.5%
#*  Hain Celestial Group, Inc. (The).......   202,444   13,209,471            0.4%
*   Smithfield Foods, Inc..................   767,800   19,655,680            0.6%
    Other Securities.......................            101,274,572            2.8%
                                                      ------------           -----
Total Consumer Staples.....................            152,577,327            4.3%
                                                      ------------           -----
Energy -- (8.4%)
*   Helix Energy Solutions Group, Inc......   550,015   12,672,346            0.4%
*   Rowan Cos. P.L.C. Class A..............   630,839   20,521,193            0.6%
#   Tesoro Corp............................   728,585   38,906,439            1.1%
#   Tidewater, Inc.........................   256,438   13,450,173            0.4%
#   Western Refining, Inc..................   423,850   13,101,203            0.4%
    Other Securities.......................            243,319,507            6.7%
                                                      ------------           -----
Total Energy...............................            341,970,861            9.6%
                                                      ------------           -----
Financials -- (22.6%)
    Allied World Assurance Co. Holdings AG.   192,146   17,448,778            0.5%
    Alterra Capital Holdings, Ltd..........   443,922   14,449,661            0.4%
*   American Capital, Ltd.................. 1,347,022   20,380,443            0.6%
    American Financial Group, Inc..........   465,600   22,474,512            0.6%
    Aspen Insurance Holdings, Ltd..........   342,379   13,075,454            0.4%
#   Assurant, Inc..........................   429,284   20,408,161            0.6%
    Assured Guaranty, Ltd..................   647,146   13,350,622            0.4%
    Axis Capital Holdings, Ltd.............   593,046   26,467,643            0.8%
    CNO Financial Group, Inc............... 1,174,038   13,290,110            0.4%
#   Legg Mason, Inc........................   686,279   21,864,849            0.6%
    NASDAQ OMX Group, Inc. (The)...........   858,799   25,317,395            0.7%
#   Old Republic International Corp........ 1,178,722   15,912,747            0.5%
#   PartnerRe, Ltd.........................   301,355   28,429,831            0.8%
#   People's United Financial, Inc......... 1,422,378   18,718,494            0.5%
#   Protective Life Corp...................   383,246   14,586,343            0.4%
    Reinsurance Group of America, Inc......   356,518   22,300,201            0.6%
#   Validus Holdings, Ltd..................   384,059   14,828,518            0.4%
#   Zions BanCorp..........................   749,845   18,461,184            0.5%
    Other Securities.......................            582,814,487           16.2%
                                                      ------------           -----
Total Financials...........................            924,579,433           25.9%
                                                      ------------           -----
Health Care -- (6.0%)
    Community Health Systems, Inc..........   328,963   14,990,844            0.4%
    Coventry Health Care, Inc..............   662,402   32,822,019            0.9%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                              Percentage
                                                   Shares        Value+     of Net Assets**
                                                   ------        ------     ---------------
Health Care -- (Continued)
#     Omnicare, Inc..............................    551,404 $   24,134,953            0.7%
      Other Securities...........................               174,964,866            4.9%
                                                             --------------          ------
Total Health Care................................               246,912,682            6.9%
                                                             --------------          ------
Industrials -- (13.1%)
      AMERCO.....................................     84,246     13,538,332            0.4%
*     Avis Budget Group, Inc.....................    578,582     16,686,305            0.5%
#*    Owens Corning..............................    567,793     23,881,374            0.7%
      Ryder System, Inc..........................    245,750     14,270,702            0.4%
*     Terex Corp.................................    442,498     12,655,443            0.4%
      Trinity Industries, Inc....................    409,075     17,267,056            0.5%
      URS Corp...................................    294,716     12,943,927            0.4%
      Other Securities...........................               425,915,873           11.7%
                                                             --------------          ------
Total Industrials................................               537,159,012           15.0%
                                                             --------------          ------
Information Technology -- (11.1%)
      AOL, Inc...................................    465,034     17,968,914            0.5%
#*    Arrow Electronics, Inc.....................    463,696     18,190,794            0.5%
#*    Avnet, Inc.................................    540,580     17,703,995            0.5%
*     Tech Data Corp.............................    261,278     12,209,521            0.4%
      Other Securities...........................               389,626,984           10.9%
                                                             --------------          ------
Total Information Technology.....................               455,700,208           12.8%
                                                             --------------          ------
Materials -- (6.8%)
#     Domtar Corp................................    168,731     11,728,492            0.3%
*     Louisiana-Pacific Corp.....................    736,661     13,348,297            0.4%
#     Reliance Steel & Aluminum Co...............    364,801     23,737,601            0.7%
#     Rock Tenn Co. Class A......................    203,483     20,376,788            0.6%
      Other Securities...........................               208,854,485            5.8%
                                                             --------------          ------
Total Materials..................................               278,045,663            7.8%
                                                             --------------          ------
Other -- (0.0%)
      Other Securities...........................                        --            0.0%
                                                             --------------          ------
Telecommunication Services -- (1.1%)
      Other Securities...........................                43,220,714            1.2%
                                                             --------------          ------
Utilities -- (0.5%)
      Other Securities...........................                19,372,071            0.5%
                                                             --------------          ------
TOTAL COMMON STOCKS..............................             3,554,061,682           99.5%
                                                             --------------          ------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities...........................                    75,599            0.0%
                                                             --------------          ------
TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves. 15,049,046     15,049,046            0.4%
                                                             --------------          ------

                                                   Shares/
                                                    Face
                                                   Amount
                                                   -------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (12.8%)
(S)@  DFA Short Term Investment Fund............. 45,232,151    523,335,992           14.6%
                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,202,716,216)........................              $4,092,522,319          114.5%
                                                             ==============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  554,523,711           --   --    $  554,523,711
  Consumer Staples............    152,577,327           --   --       152,577,327
  Energy......................    341,970,861           --   --       341,970,861
  Financials..................    924,571,921 $      7,512   --       924,579,433
  Health Care.................    246,771,362      141,320   --       246,912,682
  Industrials.................    537,049,912      109,100   --       537,159,012
  Information Technology......    455,700,208           --   --       455,700,208
  Materials...................    278,045,663           --   --       278,045,663
  Other.......................             --           --   --                --
  Telecommunication Services..     43,220,714           --   --        43,220,714
  Utilities...................     19,372,071           --   --        19,372,071
Rights/Warrants...............             --       75,599   --            75,599
Temporary Cash Investments....     15,049,046           --   --        15,049,046
Securities Lending Collateral.             --  523,335,992   --       523,335,992
                               -------------- ------------   --    --------------
TOTAL......................... $3,568,852,796 $523,669,523   --    $4,092,522,319
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                        Percentage
                                              Shares       Value+     of Net Assets**
                                              ------       ------     ---------------
COMMON STOCKS -- (87.1%)
Consumer Discretionary -- (14.3%)
#*  Cabela's, Inc...........................   753,597 $   48,380,927            0.6%
#   Dillard's, Inc. Class A.................   711,596     58,642,626            0.7%
#*  Iconix Brand Group, Inc................. 2,233,461     63,988,658            0.8%
#*  Live Nation Entertainment, Inc.......... 2,980,399     37,642,439            0.5%
    Penske Automotive Group, Inc............ 1,250,616     38,669,047            0.5%
#   Rent-A-Center, Inc...................... 1,669,788     58,325,695            0.7%
#   Scholastic Corp......................... 1,407,493     38,635,683            0.5%
    Other Securities........................              964,508,688           12.1%
                                                       --------------           -----
Total Consumer Discretionary................            1,308,793,763           16.4%
                                                       --------------           -----
Consumer Staples -- (3.9%)
#   Fresh Del Monte Produce, Inc............ 1,540,549     39,145,350            0.5%
#*  Prestige Brands Holdings, Inc........... 1,324,865     35,705,112            0.5%
    Seaboard Corp...........................    18,588     51,042,276            0.6%
#   Universal Corp..........................   830,795     47,812,252            0.6%
    Other Securities........................              177,113,610            2.2%
                                                       --------------           -----
Total Consumer Staples......................              350,818,600            4.4%
                                                       --------------           -----
Energy -- (8.8%)
#   Bristow Group, Inc...................... 1,323,551     83,648,423            1.1%
#*  Exterran Holdings, Inc.................. 2,112,961     55,824,430            0.7%
#*  Helix Energy Solutions Group, Inc....... 3,427,466     78,968,817            1.0%
#*  Hercules Offshore, Inc.................. 5,178,862     38,168,213            0.5%
#*  Hornbeck Offshore Services, Inc......... 1,296,122     58,221,800            0.7%
#*  PDC Energy, Inc.........................   877,106     37,978,690            0.5%
#   Western Refining, Inc................... 1,903,294     58,830,818            0.7%
    Other Securities........................              394,702,541            4.9%
                                                       --------------           -----
Total Energy................................              806,343,732           10.1%
                                                       --------------           -----
Financials -- (23.2%)
#   Argo Group International Holdings, Ltd..   926,512     38,403,922            0.5%
    CNO Financial Group, Inc................ 8,581,021     97,137,158            1.2%
#   Endurance Specialty Holdings, Ltd....... 1,100,056     53,869,742            0.7%
    First American Financial Corp........... 1,333,977     35,710,564            0.5%
#   Kemper Corp............................. 1,579,058     50,308,788            0.6%
#*  MBIA, Inc............................... 4,001,054     37,849,971            0.5%
#   Montpelier Re Holdings, Ltd............. 2,155,898     55,535,932            0.7%
#*  PHH Corp................................ 1,970,813     41,544,738            0.5%
#   Platinum Underwriters Holdings, Ltd.....   838,148     47,564,899            0.6%
#   Radian Group, Inc....................... 3,406,246     40,704,640            0.5%
#   Selective Insurance Group, Inc.......... 1,844,118     43,207,685            0.6%
#   Susquehanna Bancshares, Inc............. 4,934,549     57,586,187            0.7%
#   Umpqua Holdings Corp.................... 3,925,750     47,109,000            0.6%
#   Webster Financial Corp.................. 2,089,538     48,832,503            0.6%
#   Wintrust Financial Corp................. 1,227,565     44,020,481            0.6%
    Other Securities........................            1,379,658,082           17.1%
                                                       --------------           -----
Total Financials............................            2,119,044,292           26.5%
                                                       --------------           -----
Health Care -- (3.8%)
#*  LifePoint Hospitals, Inc................ 1,892,213     90,826,224            1.2%
    Other Securities........................              257,609,024            3.1%
                                                       --------------           -----
Total Health Care...........................              348,435,248            4.3%
                                                       --------------           -----

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                               Percentage
                                                    Shares        Value+     of Net Assets**
                                                    ------        ------     ---------------

Industrials -- (14.8%)
      AMERCO......................................    346,122 $   55,621,805            0.7%
#*    Avis Budget Group, Inc......................  4,147,655    119,618,370            1.5%
*     Esterline Technologies Corp.................  1,117,001     83,819,755            1.1%
#     GATX Corp...................................  1,692,613     86,238,632            1.1%
#*    General Cable Corp..........................  1,363,354     47,008,446            0.6%
#*    JetBlue Airways Corp........................ 10,066,250     69,356,462            0.9%
      Other Securities............................               893,175,584           11.0%
                                                              --------------          ------
Total Industrials.................................             1,354,839,054           16.9%
                                                              --------------          ------

Information Technology -- (10.9%)
#*    Benchmark Electronics, Inc..................  2,299,623     41,025,274            0.5%
#*    CACI International, Inc. Class A............    767,088     44,866,977            0.6%
#     Convergys Corp..............................  3,909,664     66,542,481            0.8%
#*    Fairchild Semiconductor International, Inc..  2,878,146     37,128,083            0.5%
#*    SYNNEX Corp.................................  1,147,081     39,689,003            0.5%
#*    Vishay Intertechnology, Inc.................  4,241,593     59,551,966            0.8%
      Other Securities............................               709,996,028            8.8%
                                                              --------------          ------
Total Information Technology......................               998,799,812           12.5%
                                                              --------------          ------

Materials -- (7.0%)
#*    Graphic Packaging Holding Co................  5,789,957     43,540,477            0.5%
#     Kaiser Aluminum Corp........................    623,602     39,286,926            0.5%
#*    Louisiana-Pacific Corp......................  5,071,045     91,887,335            1.2%
      Westlake Chemical Corp......................    770,014     64,018,964            0.8%
      Other Securities............................               403,397,619            5.0%
                                                              --------------          ------
Total Materials...................................               642,131,321            8.0%
                                                              --------------          ------

Other -- (0.0%)
      Other Securities............................                    85,259            0.0%
                                                              --------------          ------

Telecommunication Services -- (0.3%)
      Other Securities............................                25,631,364            0.3%
                                                              --------------          ------

Utilities -- (0.1%)
      Other Securities............................                 5,505,366            0.1%
                                                              --------------          ------
TOTAL COMMON STOCKS...............................             7,960,427,811           99.5%
                                                              --------------          ------

PREFERRED STOCKS -- (0.0%)

Other -- (0.0%)
      Other Securities............................                        --            0.0%
                                                              --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities............................                   127,077            0.0%
                                                              --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves.. 33,495,935     33,495,935            0.4%
                                                              --------------          ------

                                                    Shares/
                                                     Face
                                                    Amount
                                                    -------
                                                     (000)
SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@  DFA Short Term Investment Fund.............. 99,180,485  1,147,518,217           14.3%
                                                              --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,377,560,625).........................              $9,141,569,040          114.2%
                                                              ==============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary...... $1,308,793,763             --   --    $1,308,793,763
  Consumer Staples............    350,818,600             --   --       350,818,600
  Energy......................    806,343,732             --   --       806,343,732
  Financials..................  2,118,994,389 $       49,903   --     2,119,044,292
  Health Care.................    347,583,046        852,202   --       348,435,248
  Industrials.................  1,354,215,317        623,737   --     1,354,839,054
  Information Technology......    998,799,812             --   --       998,799,812
  Materials...................    642,131,321             --   --       642,131,321
  Other.......................             --         85,259   --            85,259
  Telecommunication Services..     25,631,364             --   --        25,631,364
  Utilities...................      5,505,366             --   --         5,505,366
Preferred Stocks
  Other.......................             --             --   --                --
Rights/Warrants...............             --        127,077   --           127,077
Temporary Cash Investments....     33,495,935             --   --        33,495,935
Securities Lending Collateral.             --  1,147,518,217   --     1,147,518,217
                               -------------- --------------   --    --------------
TOTAL......................... $7,992,312,645 $1,149,256,395   --    $9,141,569,040
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                     Percentage
                                           Shares       Value+     of Net Assets**
                                           ------       ------     ---------------
COMMON STOCKS -- (86.9%)
Consumer Discretionary -- (12.2%)
*   Amazon.com, Inc......................    80,522 $   20,437,289            0.3%
    Comcast Corp. Class A................   634,102     26,188,413            0.4%
    Home Depot, Inc. (The)...............   327,533     24,024,546            0.4%
    McDonald's Corp......................   218,435     22,310,951            0.4%
    Time Warner, Inc.....................   289,777     17,322,869            0.3%
    Walt Disney Co. (The)................   447,208     28,102,551            0.5%
    Other Securities.....................              713,428,852           11.7%
                                                    --------------           -----
Total Consumer Discretionary.............              851,815,471           14.0%
                                                    --------------           -----
Consumer Staples -- (7.0%)
#   Altria Group, Inc....................   437,249     15,963,961            0.3%
    Coca-Cola Co. (The)..................   875,095     37,042,771            0.6%
    CVS Caremark Corp....................   382,692     22,265,021            0.4%
    Mondelez International, Inc. Class A.   517,494     16,275,186            0.3%
    PepsiCo, Inc.........................   335,773     27,691,199            0.5%
    Philip Morris International, Inc.....   365,866     34,973,131            0.6%
    Procter & Gamble Co. (The)...........   566,788     43,512,315            0.7%
    Wal-Mart Stores, Inc.................   499,081     38,788,575            0.6%
    Other Securities.....................              252,485,914            4.0%
                                                    --------------           -----
Total Consumer Staples...................              488,998,073            8.0%
                                                    --------------           -----
Energy -- (9.1%)
    Chevron Corp.........................   605,873     73,922,565            1.2%
    ConocoPhillips.......................   368,973     22,304,418            0.4%
    Exxon Mobil Corp..................... 1,342,599    119,477,885            2.0%
    Occidental Petroleum Corp............   229,346     20,471,424            0.3%
    Schlumberger, Ltd....................   275,998     20,542,531            0.3%
    Other Securities.....................              373,742,419            6.1%
                                                    --------------           -----
Total Energy.............................              630,461,242           10.3%
                                                    --------------           -----
Financials -- (15.0%)
    American Express Co..................   214,443     14,670,046            0.3%
*   American International Group, Inc....   444,345     18,404,770            0.3%
    Bank of America Corp................. 3,474,950     42,776,634            0.7%
*   Berkshire Hathaway, Inc. Class B.....   387,167     41,163,595            0.7%
    Citigroup, Inc.......................   973,938     45,443,947            0.8%
    Goldman Sachs Group, Inc. (The)......   142,009     20,743,255            0.4%
    JPMorgan Chase & Co.................. 1,229,045     60,235,495            1.0%
    U.S. Bancorp.........................   564,831     18,797,576            0.3%
    Wells Fargo & Co..................... 1,607,133     61,038,911            1.0%
    Other Securities.....................              718,338,168           11.6%
                                                    --------------           -----
Total Financials.........................            1,041,612,397           17.1%
                                                    --------------           -----
Health Care -- (9.7%)
    AbbVie, Inc..........................   326,296     15,025,931            0.3%
    Amgen, Inc...........................   198,736     20,710,279            0.4%
#*  Gilead Sciences, Inc.................   331,127     16,768,271            0.3%
    Johnson & Johnson....................   612,773     52,226,643            0.9%
    Merck & Co., Inc.....................   801,185     37,655,695            0.6%
    Pfizer, Inc.......................... 2,214,432     64,373,538            1.1%
    UnitedHealth Group, Inc..............   287,692     17,241,382            0.3%
    Other Securities.....................              450,148,439            7.2%
                                                    --------------           -----
Total Health Care........................              674,150,178           11.1%
                                                    --------------           -----

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                              Percentage
                                                   Shares        Value+     of Net Assets**
                                                   ------        ------     ---------------
Industrials -- (11.1%)
#     3M Co......................................    141,624 $   14,829,449            0.3%
      General Electric Co........................  3,238,107     72,177,405            1.2%
      Union Pacific Corp.........................    144,700     21,409,812            0.4%
      United Technologies Corp...................    189,500     17,299,455            0.3%
      Other Securities...........................               647,855,877           10.5%
                                                             --------------          ------
Total Industrials................................               773,571,998           12.7%
                                                             --------------          ------
Information Technology -- (13.5%)
      Apple, Inc.................................    195,508     86,561,167            1.4%
      Cisco Systems, Inc.........................  1,465,624     30,660,854            0.5%
*     Google, Inc. Class A.......................     59,591     49,136,951            0.8%
#     Intel Corp.................................  1,089,538     26,094,435            0.4%
#     International Business Machines Corp.......    233,618     47,316,990            0.8%
#     Microsoft Corp.............................  1,531,421     50,690,035            0.8%
      Oracle Corp................................    824,388     27,023,439            0.5%
      QUALCOMM, Inc..............................    373,897     23,039,533            0.4%
      Visa, Inc. Class A.........................    116,505     19,626,432            0.3%
      Other Securities...........................               581,944,942            9.6%
                                                             --------------          ------
Total Information Technology.....................               942,094,778           15.5%
                                                             --------------          ------
Materials -- (4.1%)
      Other Securities...........................               287,322,356            4.7%
                                                             --------------          ------
Other -- (0.0%)
      Other Securities...........................                        --            0.0%
                                                             --------------          ------
Telecommunication Services -- (2.2%)
      AT&T, Inc..................................  1,714,631     64,230,077            1.1%
#     Verizon Communications, Inc................    743,452     40,079,497            0.7%
      Other Securities...........................                45,371,354            0.6%
                                                             --------------          ------
Total Telecommunication Services.................               149,680,928            2.4%
                                                             --------------          ------
Utilities -- (3.0%)
      Other Securities...........................               211,496,170            3.5%
                                                             --------------          ------
TOTAL COMMON STOCKS..............................             6,051,203,591           99.3%
                                                             --------------          ------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...........................                        --            0.0%
                                                             --------------          ------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities...........................                    26,070            0.0%
                                                             --------------          ------
TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional Liquid Reserves. 45,236,061     45,236,061            0.7%
                                                             --------------          ------

                                                   Shares/
                                                    Face
                                                   Amount
                                                   -------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (12.4%)
(S)@  DFA Short Term Investment Fund............. 74,510,716    862,088,981           14.2%
                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,462,403,208)........................              $6,958,554,703          114.2%
                                                             ==============          ======

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  851,815,471           --   --    $  851,815,471
  Consumer Staples............    488,998,073           --   --       488,998,073
  Energy......................    630,461,242           --   --       630,461,242
  Financials..................  1,041,610,597 $      1,800   --     1,041,612,397
  Health Care.................    674,134,720       15,458   --       674,150,178
  Industrials.................    773,555,198       16,800   --       773,571,998
  Information Technology......    942,094,778           --   --       942,094,778
  Materials...................    287,322,356           --   --       287,322,356
  Other.......................             --           --   --                --
  Telecommunication Services..    149,680,928           --   --       149,680,928
  Utilities...................    211,496,170           --   --       211,496,170
Preferred Stocks
  Other.......................             --           --   --                --
Rights/Warrants...............             --       26,070   --            26,070
Temporary Cash Investments....     45,236,061           --   --        45,236,061
Securities Lending Collateral.             --  862,088,981   --       862,088,981
                               -------------- ------------   --    --------------
TOTAL......................... $6,096,405,594 $862,149,109   --    $6,958,554,703
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                         Percentage
                                               Shares       Value+     of Net Assets**
                                               ------       -----      ---------------
COMMON STOCKS -- (88.0%)
Consumer Discretionary -- (12.6%)
    CBS Corp. Class B........................   398,207 $   18,229,916            0.2%
    Comcast Corp. Class A.................... 1,099,320     45,401,916            0.6%
    Home Depot, Inc. (The)...................   301,629     22,124,487            0.3%
    News Corp. Class A.......................   846,333     26,210,933            0.3%
    Time Warner, Inc.........................   510,336     30,507,886            0.4%
#   Walt Disney Co. (The)....................   830,524     52,190,128            0.6%
    Other Securities.........................            1,001,169,942           11.8%
                                                        --------------           -----
Total Consumer Discretionary.................            1,195,835,208           14.2%
                                                        --------------           -----
Consumer Staples -- (5.7%)
#   Coca-Cola Co. (The)......................   439,242     18,593,114            0.2%
    CVS Caremark Corp........................   672,828     39,145,133            0.5%
    Mondelez International, Inc. Class A.....   875,793     27,543,690            0.3%
    Procter & Gamble Co. (The)...............   646,219     49,610,233            0.6%
    Wal-Mart Stores, Inc.....................   387,774     30,137,795            0.4%
#   Walgreen Co..............................   475,167     23,525,518            0.3%
    Other Securities.........................              356,801,327            4.2%
                                                        --------------           -----
Total Consumer Staples.......................              545,356,810            6.5%
                                                        --------------           -----
Energy -- (9.9%)
    Anadarko Petroleum Corp..................   277,978     23,561,415            0.3%
    Chevron Corp............................. 1,066,951    130,178,691            1.6%
    ConocoPhillips...........................   632,838     38,255,057            0.5%
    EOG Resources, Inc.......................   150,872     18,279,651            0.2%
    Exxon Mobil Corp......................... 1,756,682    156,327,131            1.9%
    Occidental Petroleum Corp................   382,913     34,178,814            0.4%
    Phillips 66..............................   330,183     20,124,654            0.2%
    Other Securities.........................              525,193,897            6.1%
                                                        --------------           -----
Total Energy.................................              946,099,310           11.2%
                                                        --------------           -----
Financials -- (17.7%)
*   American International Group, Inc........   719,365     29,796,098            0.4%
    Bank of America Corp..................... 5,751,978     70,806,849            0.9%
*   Berkshire Hathaway, Inc. Class B.........   232,188     24,686,228            0.3%
#   BlackRock, Inc...........................    73,022     19,460,363            0.2%
    Citigroup, Inc........................... 1,616,027     75,403,820            0.9%
    Goldman Sachs Group, Inc. (The)..........   227,319     33,204,486            0.4%
    JPMorgan Chase & Co...................... 2,076,088    101,749,073            1.2%
    MetLife, Inc.............................   512,756     19,992,356            0.2%
    PNC Financial Services Group, Inc. (The).   268,801     18,246,212            0.2%
    Travelers Cos., Inc. (The)...............   235,445     20,109,357            0.3%
    U.S. Bancorp.............................   949,300     31,592,704            0.4%
    Wells Fargo & Co......................... 2,707,168    102,818,241            1.2%
    Other Securities.........................            1,137,723,037           13.4%
                                                        --------------           -----
Total Financials.............................            1,685,588,824           20.0%
                                                        --------------           -----
Health Care -- (9.4%)
    Amgen, Inc...............................   259,507     27,043,224            0.3%
    Johnson & Johnson........................   388,122     33,079,638            0.4%
    Merck & Co., Inc......................... 1,401,705     65,880,135            0.8%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                            Percentage
                                                  Shares       Value+     of Net Assets**
                                                  ------       -----      ---------------
Health Care -- (Continued)
    Pfizer, Inc................................  3,896,797 $  113,279,889            1.4%
    UnitedHealth Group, Inc....................    466,552     27,960,461            0.3%
    Other Securities...........................               621,897,137            7.4%
                                                           --------------           -----
Total Health Care..............................               889,140,484           10.6%
                                                           --------------           -----

Industrials -- (11.9%)
    General Electric Co........................  5,693,661    126,911,704            1.5%
    Union Pacific Corp.........................    253,811     37,553,876            0.5%
    Other Securities...........................               965,441,740           11.4%
                                                           --------------           -----
Total Industrials..............................             1,129,907,320           13.4%
                                                           --------------           -----

Information Technology -- (11.5%)
    Apple, Inc.................................    123,530     54,692,907            0.7%
    Cisco Systems, Inc.........................  1,850,259     38,707,418            0.5%
*   Google, Inc. Class A.......................     29,049     23,952,934            0.3%
#   Hewlett-Packard Co.........................    879,452     18,116,711            0.2%
#   Intel Corp.................................  1,645,400     39,407,330            0.5%
    International Business Machines Corp.......    104,255     21,115,808            0.3%
#   Microsoft Corp.............................    928,949     30,748,212            0.4%
    Visa, Inc. Class A.........................    232,750     39,209,065            0.5%
    Other Securities...........................               829,257,478            9.6%
                                                           --------------           -----
Total Information Technology...................             1,095,207,863           13.0%
                                                           --------------           -----

Materials -- (4.5%)
    Dow Chemical Co. (The).....................    627,320     21,272,421            0.3%
    Other Securities...........................               404,334,686            4.8%
                                                           --------------           -----
Total Materials................................               425,607,107            5.1%
                                                           --------------           -----

Other -- (0.0%)
    Other Securities...........................                        --            0.0%
                                                           --------------           -----

Telecommunication Services -- (2.7%)
    AT&T, Inc..................................  3,049,991    114,252,663            1.4%
*   Sprint Nextel Corp.........................  2,576,737     18,165,996            0.2%
#   Verizon Communications, Inc................  1,449,236     78,128,313            0.9%
    Other Securities...........................                47,396,779            0.6%
                                                           --------------           -----
Total Telecommunication Services...............               257,943,751            3.1%
                                                           --------------           -----

Utilities -- (2.1%)
    Other Securities...........................               197,670,461            2.4%
                                                           --------------           -----
TOTAL COMMON STOCKS............................             8,368,357,138           99.5%
                                                           --------------           -----

PREFERRED STOCKS -- (0.0%)

Other -- (0.0%)
    Other Securities...........................                        --            0.0%
                                                           --------------           -----

RIGHTS/WARRANTS -- (0.0%)
    Other Securities...........................                    63,895            0.0%
                                                           --------------           -----

TEMPORARY CASH INVESTMENTS -- (0.4%)
    State Street Institutional Liquid Reserves. 33,805,971     33,805,971            0.4%
                                                           --------------           -----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                          Shares/
                                           Face                      Percentage
                                          Amount        Value+     of Net Assets**
                                          ------        -----      ---------------
                                           (000)

SECURITIES LENDING COLLATERAL -- (11.6%)
(S)@    DFA Short Term Investment Fund.. 95,917,561 $1,109,766,178           13.2%
                                                    --------------          ------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,442,495,082)...............              $9,511,993,182          113.1%
                                                    ==============          ======

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary...... $1,195,835,208             --   --    $1,195,835,208
  Consumer Staples............    545,356,810             --   --       545,356,810
  Energy......................    946,099,310             --   --       946,099,310
  Financials..................  1,685,584,510 $        4,314   --     1,685,588,824
  Health Care.................    889,104,511         35,973   --       889,140,484
  Industrials.................  1,129,865,099         42,221   --     1,129,907,320
  Information Technology......  1,095,207,863             --   --     1,095,207,863
  Materials...................    425,607,107             --   --       425,607,107
  Other.......................             --             --   --                --
  Telecommunication Services..    257,943,751             --   --       257,943,751
  Utilities...................    197,670,461             --   --       197,670,461
Preferred Stocks
  Other.......................             --             --   --                --
Rights/Warrants...............             --         63,895   --            63,895
Temporary Cash Investments....     33,805,971             --   --        33,805,971
Securities Lending Collateral.             --  1,109,766,178   --     1,109,766,178
                               -------------- --------------   --    --------------
TOTAL......................... $8,402,080,601 $1,109,912,581   --    $9,511,993,182
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                       Percentage
                                               Shares      Value+    of Net Assets**
                                               ------      ------    ---------------
COMMON STOCKS -- (87.7%)
Consumer Discretionary -- (13.7%)
    Comcast Corp. Class A....................   322,118 $ 13,303,473            0.6%
*   Jarden Corp..............................   117,655    5,295,652            0.2%
#   Lennar Corp. Class A.....................   134,243    5,533,496            0.2%
*   Liberty Interactive Corp. Class A........   267,922    5,704,059            0.2%
*   Mohawk Industries, Inc...................    54,426    6,034,755            0.3%
    Time Warner, Inc.........................   135,201    8,082,316            0.3%
#*  Toll Brothers, Inc.......................   151,825    5,209,116            0.2%
#   Walt Disney Co. (The)....................   118,253    7,431,019            0.3%
    Other Securities.........................            324,853,607           13.2%
                                                        ------------           -----
Total Consumer Discretionary.................            381,447,493           15.5%
                                                        ------------           -----
Consumer Staples -- (4.7%)
    Bunge, Ltd...............................    79,327    5,728,203            0.2%
    CVS Caremark Corp........................   121,704    7,080,739            0.3%
    Mondelez International, Inc. Class A.....   260,500    8,192,725            0.3%
    Procter & Gamble Co. (The)...............    91,517    7,025,760            0.3%
    Other Securities.........................            103,293,668            4.2%
                                                        ------------           -----
Total Consumer Staples.......................            131,321,095            5.3%
                                                        ------------           -----
Energy -- (9.6%)
    Anadarko Petroleum Corp..................    72,636    6,156,627            0.3%
#   Chesapeake Energy Corp...................   360,915    7,052,279            0.3%
    Chevron Corp.............................   159,692   19,484,021            0.8%
    ConocoPhillips...........................   175,685   10,620,158            0.4%
    Exxon Mobil Corp.........................   246,627   21,947,337            0.9%
    HollyFrontier Corp.......................   109,681    5,423,725            0.2%
    Murphy Oil Corp..........................   107,339    6,664,679            0.3%
    Phillips 66..............................    91,273    5,563,089            0.2%
    Tesoro Corp..............................   131,157    7,003,784            0.3%
    Other Securities.........................            178,331,945            7.2%
                                                        ------------           -----
Total Energy.................................            268,247,644           10.9%
                                                        ------------           -----
Financials -- (21.1%)
    American Financial Group, Inc............   127,737    6,165,865            0.3%
    Bank of America Corp..................... 1,263,850   15,557,993            0.6%
    Citigroup, Inc...........................   300,702   14,030,755            0.6%
    Goldman Sachs Group, Inc. (The)..........    47,945    7,003,326            0.3%
    Hartford Financial Services Group, Inc...   216,706    6,087,272            0.3%
    Invesco, Ltd.............................   186,136    5,907,957            0.3%
    JPMorgan Chase & Co......................   570,669   27,968,488            1.2%
#   Lincoln National Corp....................   152,570    5,188,906            0.2%
    MetLife, Inc.............................   141,103    5,501,606            0.2%
    PNC Financial Services Group, Inc. (The).    76,226    5,174,221            0.2%
    Principal Financial Group, Inc...........   157,281    5,677,844            0.2%
    Regions Financial Corp...................   661,387    5,615,176            0.2%
    Wells Fargo & Co.........................   522,373   19,839,727            0.8%
    Other Securities.........................            460,085,807           18.6%
                                                        ------------           -----
Total Financials.............................            589,804,943           24.0%
                                                        ------------           -----
Health Care -- (7.4%)
*   Boston Scientific Corp...................   767,057    5,745,257            0.2%
    Johnson & Johnson........................    61,338    5,227,838            0.2%
    Merck & Co., Inc.........................   149,737    7,037,639            0.3%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                Percentage
                                                     Shares        Value+     of Net Assets**
                                                     ------        ------     ---------------
Health Care -- (Continued)
      Pfizer, Inc..................................    563,682 $   16,386,236            0.7%
      Other Securities.............................               170,918,476            7.0%
                                                               --------------          ------
Total Health Care..................................               205,315,446            8.4%
                                                               --------------          ------
Industrials -- (11.9%)
      General Electric Co..........................    856,705     19,095,954            0.8%
      Southwest Airlines Co........................    417,610      5,721,257            0.2%
      Union Pacific Corp...........................     34,880      5,160,845            0.2%
      Other Securities.............................               302,960,107           12.4%
                                                               --------------          ------
Total Industrials..................................               332,938,163           13.6%
                                                               --------------          ------
Information Technology -- (10.5%)
      Fidelity National Information Services, Inc..    150,228      6,317,087            0.3%
      IAC/InterActiveCorp..........................    115,491      5,436,161            0.2%
*     Micron Technology, Inc.......................    569,578      5,365,425            0.2%
      Visa, Inc. Class A...........................     37,703      6,351,447            0.3%
      Western Digital Corp.........................    122,881      6,792,862            0.3%
      Xerox Corp...................................    731,469      6,276,004            0.3%
      Other Securities.............................               257,448,917           10.4%
                                                               --------------          ------
Total Information Technology.......................               293,987,903           12.0%
                                                               --------------          ------
Materials -- (5.5%)
      Other Securities.............................               152,898,070            6.2%
                                                               --------------          ------
Other -- (0.0%)
      Other Securities.............................                        --            0.0%
                                                               --------------          ------
Telecommunication Services -- (2.0%)
      AT&T, Inc....................................    570,322     21,364,262            0.9%
      Verizon Communications, Inc..................    219,736     11,845,968            0.5%
      Other Securities.............................                22,462,968            0.9%
                                                               --------------          ------
Total Telecommunication Services...................                55,673,198            2.3%
                                                               --------------          ------
Utilities -- (1.3%)
      NRG Energy, Inc..............................    195,195      5,440,085            0.2%
      Other Securities.............................                29,615,330            1.2%
                                                               --------------          ------
Total Utilities....................................                35,055,415            1.4%
                                                               --------------          ------
TOTAL COMMON STOCKS................................             2,446,689,370           99.6%
                                                               --------------          ------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities.............................                    48,489            0.0%
                                                               --------------          ------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves...  7,725,736      7,725,736            0.3%
                                                               --------------          ------

                                                     Shares/
                                                      Face
                                                     Amount
                                                     -------
                                                      (000)
SECURITIES LENDING COLLATERAL -- (12.0%)
(S)@  DFA Short Term Investment Fund............... 28,858,608    333,894,098           13.6%
                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,215,891,463)..........................              $2,788,357,693          113.5%
                                                               ==============          ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  381,447,493           --   --    $  381,447,493
  Consumer Staples............    131,321,095           --   --       131,321,095
  Energy......................    268,247,644           --   --       268,247,644
  Financials..................    589,802,926 $      2,017   --       589,804,943
  Health Care.................    205,289,383       26,063   --       205,315,446
  Industrials.................    332,906,327       31,836   --       332,938,163
  Information Technology......    293,987,903           --   --       293,987,903
  Materials...................    152,898,070           --   --       152,898,070
  Other.......................             --           --   --                --
  Telecommunication Services..     55,673,198           --   --        55,673,198
  Utilities...................     35,055,415           --   --        35,055,415
Rights/Warrants...............             --       48,489   --            48,489
Temporary Cash Investments....      7,725,736           --   --         7,725,736
Securities Lending Collateral.             --  333,894,098   --       333,894,098
                               -------------- ------------   --    --------------
TOTAL......................... $2,454,355,190 $334,002,503   --    $2,788,357,693
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                     Percentage
                                            Shares      Value+     of Net Assets**
                                            ------      ------     ---------------
COMMON STOCKS -- (82.2%)
Consumer Discretionary -- (15.6%)
#   Brinker International, Inc............. 322,412 $   12,541,827            0.2%
#   Brunswick Corp......................... 401,911     12,724,502            0.2%
#   Buckle, Inc. (The)..................... 240,240     11,663,652            0.2%
#*  Cabela's, Inc.......................... 277,885     17,840,217            0.3%
#   Dillard's, Inc. Class A................ 158,530     13,064,457            0.2%
    Domino's Pizza, Inc.................... 270,452     14,928,950            0.3%
#   Pier 1 Imports, Inc.................... 641,193     14,882,090            0.3%
#   Pool Corp.............................. 227,978     11,175,482            0.2%
#   Sinclair Broadcast Group, Inc. Class A. 447,331     11,988,471            0.2%
*   Tenneco, Inc........................... 302,739     11,706,917            0.2%
#   Wolverine World Wide, Inc.............. 240,448     11,486,201            0.2%
    Other Securities.......................            900,568,741           16.4%
                                                    --------------           -----
Total Consumer Discretionary...............          1,044,571,507           18.9%
                                                    --------------           -----
Consumer Staples -- (3.6%)
#*  Hain Celestial Group, Inc. (The)....... 180,533     11,779,778            0.2%
    Other Securities.......................            229,110,428            4.2%
                                                    --------------           -----
Total Consumer Staples                                 240,890,206            4.4%
                                                    --------------           -----
Energy -- (4.3%)
    Bristow Group, Inc..................... 180,340     11,397,488            0.2%
*   Gulfport Energy Corp................... 245,449     12,809,983            0.2%
*   Helix Energy Solutions Group, Inc...... 491,600     11,326,464            0.2%
#   Lufkin Industries, Inc................. 164,767     14,547,278            0.3%
#   Western Refining, Inc.................. 371,375     11,479,201            0.2%
    Other Securities.......................            225,417,420            4.1%
                                                    --------------           -----
Total Energy...............................            286,977,834            5.2%
                                                    --------------           -----
Financials -- (14.0%)
    Geo Group, Inc. (The).................. 311,791     11,676,573            0.2%
*   Ocwen Financial Corp................... 328,355     12,011,226            0.2%
#   TCF Financial Corp..................... 832,287     12,109,776            0.2%
    Other Securities.......................            902,198,385           16.3%
                                                    --------------           -----
Total Financials...........................            937,995,960           16.9%
                                                    --------------           -----
Health Care -- (7.7%)
#*  Centene Corp........................... 258,159     11,926,946            0.2%
*   LifePoint Hospitals, Inc............... 236,483     11,351,184            0.2%
#*  Medicines Co. (The).................... 351,538     11,867,923            0.2%
#*  PAREXEL International Corp............. 290,659     11,902,486            0.2%
#   STERIS Corp............................ 282,552     11,751,338            0.2%
*   Team Health Holdings, Inc.............. 317,151     11,823,389            0.2%
*   Thoratec Corp.......................... 319,166     11,553,809            0.2%
    Other Securities.......................            435,421,077            8.0%
                                                    --------------           -----
Total Health Care..........................            517,598,152            9.4%
                                                    --------------           -----
Industrials -- (14.8%)
#   Actuant Corp. Class A.................. 365,245     11,432,168            0.2%
#   Alliant Techsystems, Inc............... 154,313     11,474,715            0.2%
    AMERCO.................................  73,467     11,806,147            0.2%
*   Avis Budget Group, Inc................. 493,987     14,246,585            0.3%
#*  Chart Industries, Inc.................. 150,375     12,753,304            0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                            Percentage
                                                  Shares       Value+     of Net Assets**
                                                  ------       ------     ---------------
Industrials -- (Continued)
#   EMCOR Group, Inc...........................    306,181 $   11,451,169            0.2%
*   EnerSys, Inc...............................    244,184     11,193,395            0.2%
    Huntington Ingalls Industries, Inc.........    227,971     12,059,666            0.2%
#   Manitowoc Co., Inc. (The)..................    650,586     12,204,993            0.2%
#*  Middleby Corp..............................     78,446     11,733,953            0.2%
#*  US Airways Group, Inc......................    795,980     13,452,062            0.3%
    Other Securities...........................               858,631,446           15.5%
                                                           --------------           -----
Total Industrials..............................               992,439,603           17.9%
                                                           --------------           -----
Information Technology -- (14.0%)
#   Anixter International, Inc.................    161,603     11,593,399            0.2%
#*  Compuware Corp.............................    995,933     11,951,196            0.2%
#*  Cymer, Inc.................................    144,305     15,117,392            0.3%
#   FEI Co.....................................    177,398     11,332,184            0.2%
#   MAXIMUS, Inc...............................    157,974     12,588,948            0.2%
#   Mentor Graphics Corp.......................    661,422     12,077,566            0.2%
#*  ValueClick, Inc............................    372,765     11,503,528            0.2%
    Other Securities...........................               853,619,765           15.5%
                                                           --------------           -----
Total Information Technology...................               939,783,978           17.0%
                                                           --------------           -----
Materials -- (4.8%)
#   Eagle Materials, Inc.......................    212,595     14,403,311            0.3%
*   Louisiana-Pacific Corp.....................    633,346     11,476,230            0.2%
    PolyOne Corp...............................    496,230     11,180,062            0.2%
    Other Securities...........................               284,520,162            5.1%
                                                           --------------           -----
Total Materials................................               321,579,765            5.8%
                                                           --------------           -----
Other -- (0.0%)
    Other Securities...........................                     7,948            0.0%
                                                           --------------           -----
Telecommunication Services -- (0.4%)
    Other Securities...........................                27,200,521            0.5%
                                                           --------------           -----
Utilities -- (3.0%)
    Portland General Electric Co...............    369,541     11,917,697            0.2%
#   Southwest Gas Corp.........................    222,051     11,251,324            0.2%
    Other Securities...........................               172,877,836            3.1%
                                                           --------------           -----
Total Utilities................................               196,046,857            3.5%
                                                           --------------           -----
TOTAL COMMON STOCKS............................             5,505,092,331           99.5%
                                                           --------------           -----
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities...........................                        --            0.0%
                                                           --------------           -----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities...........................                   196,119            0.0%
                                                           --------------           -----
TEMPORARY CASH INVESTMENTS -- (0.5%)
    State Street Institutional Liquid Reserves. 35,634,656     35,634,656            0.6%
                                                           --------------           -----


U.S. SMALL CAP PORTFOLIO
CONTINUED

                                           Shares/
                                            Face                      Percentage
                                           Amount        Value+     of Net Assets**
                                           -------       ------     ---------------
                                            (000)
SECURITIES LENDING COLLATERAL -- (17.3%)
(S)@    DFA Short Term Investment Fund   100,407,456 $1,161,714,264           21.0%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,460,276,208)...............               $6,702,637,370          121.1%
                                                     ==============          ======

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary...... $1,044,571,507             --   --    $1,044,571,507
  Consumer Staples............    240,890,206             --   --       240,890,206
  Energy......................    286,977,834             --   --       286,977,834
  Financials..................    937,980,902 $       15,058   --       937,995,960
  Health Care.................    517,507,784         90,368   --       517,598,152
  Industrials.................    992,129,464        310,139   --       992,439,603
  Information Technology......    939,783,978             --   --       939,783,978
  Materials...................    321,579,765             --   --       321,579,765
  Other.......................             --          7,948   --             7,948
  Telecommunication Services..     27,200,521             --   --        27,200,521
  Utilities...................    196,046,857             --   --       196,046,857
Preferred Stocks
  Other.......................             --             --   --                --
Rights/Warrants...............             --        196,119   --           196,119
Temporary Cash Investments....     35,634,656             --   --        35,634,656
Securities Lending Collateral.             --  1,161,714,264   --     1,161,714,264
                               -------------- --------------   --    --------------
TOTAL......................... $5,540,303,474 $1,162,333,896   --    $6,702,637,370
                               ============== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                     Percentage
                                             Shares      Value+    of Net Assets**
                                             ------      ------    ---------------
COMMON STOCKS -- (85.7%)
Consumer Discretionary -- (16.4%)
#*  Asbury Automotive Group, Inc...........   303,771 $ 12,178,179            0.3%
#   Belo Corp. Class A.....................   813,649    8,722,317            0.2%
    Churchill Downs, Inc...................   117,187    8,960,118            0.2%
#*  Conn's, Inc............................   311,038   13,471,056            0.3%
#   Dorman Products, Inc...................   312,058   11,777,069            0.3%
#*  Grand Canyon Education, Inc............   362,840    9,277,819            0.2%
    La-Z-Boy, Inc..........................   515,798    9,315,312            0.2%
    Lithia Motors, Inc. Class A............   188,702    9,344,523            0.2%
#*  Lumber Liquidators Holdings, Inc.......   138,270   11,332,609            0.3%
#   Oxford Industries, Inc.................   148,270    8,767,205            0.2%
*   Papa John's International, Inc.........   214,930   13,540,590            0.4%
#*  Pinnacle Entertainment, Inc............   540,950   10,310,507            0.3%
#*  Quiksilver, Inc........................ 1,340,079    9,018,732            0.2%
#   Ryland Group, Inc. (The)...............   206,913    9,323,500            0.2%
#   Sinclair Broadcast Group, Inc. Class A.   401,740   10,766,632            0.3%
#   Sturm Ruger & Co., Inc.................   185,803    9,526,120            0.2%
    Other Securities.......................            587,926,550           15.1%
                                                      ------------           -----
Total Consumer Discretionary...............            753,558,838           19.1%
                                                      ------------           -----
Consumer Staples -- (3.8%)
#   Andersons, Inc. (The)..................   159,711    8,707,444            0.2%
#   Cal-Maine Foods, Inc...................   202,886    8,659,174            0.2%
#*  Elizabeth Arden, Inc...................   241,815    9,902,324            0.3%
#   J&J Snack Foods Corp...................   179,640   13,476,593            0.3%
*   Prestige Brands Holdings, Inc..........   356,410    9,605,249            0.3%
#*  Susser Holdings Corp...................   176,060    9,361,110            0.2%
    Other Securities.......................            113,777,778            2.9%
                                                      ------------           -----
Total Consumer Staples.....................            173,489,672            4.4%
                                                      ------------           -----
Energy -- (4.2%)
*   EPL Oil & Gas, Inc.....................   290,804    9,500,567            0.2%
*   Hercules Offshore, Inc................. 1,228,317    9,052,696            0.2%
    Other Securities.......................            172,766,101            4.4%
                                                      ------------           -----
Total Energy...............................            191,319,364            4.8%
                                                      ------------           -----
Financials -- (14.9%)
#   Bank of the Ozarks, Inc................   296,309   12,127,927            0.3%
#   FBL Financial Group, Inc. Class A......   271,726   10,681,549            0.3%
    Horace Mann Educators Corp.............   423,287    9,545,122            0.2%
#*  Western Alliance Bancorp...............   614,415    9,038,045            0.2%
#*  World Acceptance Corp..................   153,471   13,637,433            0.4%
    Other Securities.......................            629,840,256           15.9%
                                                      ------------           -----
Total Financials...........................            684,870,332           17.3%
                                                      ------------           -----
Health Care -- (8.5%)
*   Amsurg Corp............................   286,482    9,614,336            0.3%
#   Analogic Corp..........................   123,731    9,834,140            0.3%
#*  Hanger, Inc............................   295,250    8,972,647            0.2%
    Other Securities.......................            362,734,433            9.1%
                                                      ------------           -----
Total Health Care..........................            391,155,556            9.9%
                                                      ------------           -----

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                            Percentage
                                                  Shares       Value+     of Net Assets**
                                                  ------       ------     ---------------
Industrials -- (14.8%)
    AZZ, Inc...................................    227,597 $    9,625,077            0.3%
#*  EnPro Industries, Inc......................    181,024      8,920,863            0.2%
#   Lindsay Corp...............................    114,790      8,818,168            0.2%
    Other Securities...........................               652,055,425           16.5%
                                                           --------------           -----
Total Industrials..............................               679,419,533           17.2%
                                                           --------------           -----
Information Technology -- (14.6%)
*   Electronics for Imaging, Inc...............    361,249      9,652,573            0.3%
#   Forrester Research, Inc....................    256,189      9,184,376            0.2%
#   Heartland Payment Systems, Inc.............    279,163      9,181,671            0.2%
*   iGATE Corp.................................    527,877      8,810,267            0.2%
*   Manhattan Associates, Inc..................    216,969     15,233,393            0.4%
#   MTS Systems Corp...........................    165,039     10,059,127            0.3%
*   Tyler Technologies, Inc....................    230,600     14,583,144            0.4%
    Other Securities...........................               591,619,780           14.9%
                                                           --------------           -----
Total Information Technology...................               668,324,331           16.9%
                                                           --------------           -----
Materials -- (5.8%)
#   Balchem Corp...............................    221,446      9,597,470            0.2%
    Buckeye Technologies, Inc..................    257,175      9,667,208            0.3%
    KapStone Paper and Packaging Corp..........    331,563      9,807,633            0.3%
    PH Glatfelter Co...........................    389,968      9,359,232            0.2%
#   Stepan Co..................................    165,990      9,451,471            0.2%
#   Tredegar Corp..............................    328,579      9,725,938            0.3%
    Other Securities...........................               209,084,962            5.3%
                                                           --------------           -----
Total Materials................................               266,693,914            6.8%
                                                           --------------           -----
Other -- (0.0%)
    Other Securities...........................                    58,742            0.0%
                                                           --------------           -----
Telecommunication Services -- (1.0%)
    Other Securities...........................                44,711,868            1.1%
                                                           --------------           -----
Utilities -- (1.7%)
#   American States Water Co...................    161,488      8,959,354            0.2%
#   MGE Energy, Inc............................    194,367     10,855,397            0.3%
    Other Securities...........................                59,938,853            1.5%
                                                           --------------           -----
Total Utilities................................                79,753,604            2.0%
                                                           --------------           -----
TOTAL COMMON STOCKS............................             3,933,355,754           99.5%
                                                           --------------           -----

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities...........................                        --            0.0%
                                                           --------------           -----

RIGHTS/WARRANTS -- (0.0%)
    Other Securities...........................                   190,735            0.0%
                                                           --------------           -----

TEMPORARY CASH INVESTMENTS -- (0.4%)
    State Street Institutional Liquid Reserves. 18,813,733     18,813,733            0.5%
                                                           --------------           -----

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                          Shares/
                                           Face                      Percentage
                                          Amount        Value+     of Net Assets**
                                          -------       ------     ---------------
                                           (000)
SECURITIES LENDING COLLATERAL -- (13.9%)
(S)@    DFA Short Term Investment Fund.. 55,331,133 $  640,181,210           16.2%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,675,115,793)...............              $4,592,541,432          116.2%
                                                    ==============          ======

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  753,558,838           --   --    $  753,558,838
  Consumer Staples............    173,489,672           --   --       173,489,672
  Energy......................    191,319,364           --   --       191,319,364
  Financials..................    684,850,357 $     19,975   --       684,870,332
  Health Care.................    391,028,691      126,865   --       391,155,556
  Industrials.................    679,146,848      272,685   --       679,419,533
  Information Technology......    668,324,331           --   --       668,324,331
  Materials...................    266,693,914           --   --       266,693,914
  Other.......................             --       58,742   --            58,742
  Telecommunication Services..     44,711,868           --   --        44,711,868
  Utilities...................     79,753,604           --   --        79,753,604
Preferred Stocks
  Other.......................             --           --   --                --
Rights/Warrants...............             --      190,735   --           190,735
Temporary Cash Investments....     18,813,733           --   --        18,813,733
Securities Lending Collateral.             --  640,181,210   --       640,181,210
                               -------------- ------------   --    --------------
TOTAL......................... $3,951,691,220 $640,850,212   --    $4,592,541,432
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                              Percentage
                                                    Shares       Value+     of Net Assets**
                                                    ------       ------     ---------------
COMMON STOCKS -- (90.3%)
Real Estate Investment Trusts -- (90.3%)
    Alexandria Real Estate Equities, Inc..........   577,338 $   42,012,886            0.9%
#   American Campus Communities, Inc..............   890,610     39,756,830            0.9%
#   American Tower Corp...........................   520,737     43,736,701            0.9%
#   Apartment Investment & Management Co. Class A. 1,329,343     41,355,861            0.9%
#   AvalonBay Communities, Inc.................... 1,082,271    143,985,334            3.1%
#   BioMed Realty Trust, Inc...................... 1,536,625     34,589,429            0.7%
#   Boston Properties, Inc........................ 1,364,786    149,348,532            3.2%
#   BRE Properties, Inc...........................   696,475     35,158,058            0.8%
#   Camden Property Trust.........................   762,773     55,178,999            1.2%
#   CBL & Associates Properties, Inc.............. 1,414,994     34,157,955            0.7%
#   DDR Corp...................................... 2,268,727     41,608,453            0.9%
#   Digital Realty Trust, Inc..................... 1,155,672     81,497,989            1.7%
#   Douglas Emmett, Inc........................... 1,227,846     32,132,730            0.7%
#   Duke Realty Corp.............................. 2,894,958     51,067,059            1.1%
#   EPR Properties................................   425,310     24,047,027            0.5%
#   Equity Lifestyle Properties, Inc..............   355,621     28,894,206            0.6%
#   Equity Residential............................ 3,035,682    176,251,697            3.8%
#   Essex Property Trust, Inc.....................   337,696     53,035,157            1.1%
#   Extra Space Storage, Inc......................   936,883     40,829,361            0.9%
#   Federal Realty Investment Trust...............   585,831     68,548,085            1.5%
#   General Growth Properties, Inc................ 3,910,099     88,837,449            1.9%
    HCP, Inc...................................... 4,035,325    215,082,823            4.6%
    Health Care REIT, Inc......................... 2,351,323    176,278,685            3.8%
    Healthcare Realty Trust, Inc..................   798,782     23,979,436            0.5%
#   Highwoods Properties, Inc.....................   725,043     29,748,514            0.6%
#   Home Properties, Inc..........................   453,491     29,232,030            0.6%
#   Hospitality Properties Trust.................. 1,169,563     34,396,848            0.7%
#   Host Hotels & Resorts, Inc.................... 6,540,269    119,490,715            2.6%
#   Kilroy Realty Corp............................   674,011     38,142,283            0.8%
#   Kimco Realty Corp............................. 3,670,642     87,287,867            1.9%
    Liberty Property Trust........................ 1,076,122     46,262,485            1.0%
#   Macerich Co. (The)............................ 1,224,215     85,756,261            1.8%
#   Mid-America Apartment Communities, Inc........   376,394     25,869,560            0.6%
#   National Retail Properties, Inc............... 1,021,448     40,531,057            0.9%
#   Omega Healthcare Investors, Inc............... 1,005,858     33,062,552            0.7%
    Piedmont Office Realty Trust, Inc. Class A.... 1,492,632     30,628,809            0.7%
#   Post Properties, Inc..........................   490,262     24,233,651            0.5%
#   Prologis, Inc................................. 4,165,220    174,730,979            3.8%
#   Public Storage................................ 1,315,495    217,056,675            4.7%
#   Realty Income Corp............................ 1,452,697     74,043,966            1.6%
#   Regency Centers Corp..........................   806,772     45,388,993            1.0%
#   Senior Housing Properties Trust............... 1,660,758     47,215,350            1.0%
#   Simon Property Group, Inc..................... 2,731,455    486,390,192           10.5%
#   SL Green Realty Corp..........................   821,410     74,501,887            1.6%
#   Tanger Factory Outlet Centers.................   844,545     31,349,510            0.7%
#   Taubman Centers, Inc..........................   562,976     48,140,078            1.0%
#   UDR, Inc...................................... 2,242,916     55,130,875            1.2%
#   Ventas, Inc................................... 2,582,823    205,670,196            4.4%
    Vornado Realty Trust.......................... 1,512,590    132,442,380            2.8%
#   Weingarten Realty Investors................... 1,047,119     35,675,344            0.8%
    Other Securities..............................              657,982,496           14.2%
                                                             --------------           -----
TOTAL COMMON STOCKS...............................            4,631,732,295           99.6%
                                                             --------------           -----

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                              Percentage
                                                   Shares        Value+     of Net Assets**
                                                   ------        ------     ---------------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves. 23,600,975 $   23,600,975            0.5%
                                                             --------------          ------

                                                   Shares/
                                                    Face
                                                   Amount
                                                   -------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@  DFA Short Term Investment Fund............. 40,723,526    471,171,199           10.1%
                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,410,560,413)........................              $5,126,504,469          110.2%
                                                             ==============          ======

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks...................
  Real Estate Investment Trusts. $4,631,732,295           --   --    $4,631,732,295
Temporary Cash Investments......     23,600,975           --   --        23,600,975
Securities Lending Collateral...             -- $471,171,199   --       471,171,199
                                 -------------- ------------   --    --------------
TOTAL........................... $4,655,333,270 $471,171,199   --    $5,126,504,469
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (86.6%)
AUSTRALIA -- (7.3%)
    Australia & New Zealand Banking Group, Ltd.. 500,458 $ 16,538,746            0.7%
    BHP Billiton, Ltd........................... 420,944   14,151,700            0.6%
    Commonwealth Bank of Australia.............. 292,747   22,313,429            0.9%
#   National Australia Bank, Ltd................ 462,384   16,316,553            0.7%
    Wesfarmers, Ltd............................. 189,991    8,547,373            0.4%
    Westpac Banking Corp........................ 504,113   17,684,297            0.7%
    Woolworths, Ltd............................. 222,524    8,404,562            0.4%
    Other Securities............................           99,621,571            3.9%
                                                         ------------           -----
TOTAL AUSTRALIA.................................          203,578,231            8.3%
                                                         ------------           -----
AUSTRIA -- (0.2%)
    Other Securities............................            6,398,118            0.3%
                                                         ------------           -----
BELGIUM -- (0.9%)
#   Anheuser-Busch InBev NV..................... 113,052   10,860,966            0.4%
    Other Securities............................           14,141,537            0.6%
                                                         ------------           -----
TOTAL BELGIUM...................................           25,002,503            1.0%
                                                         ------------           -----
CANADA -- (8.7%)
    Bank of Nova Scotia......................... 199,837   11,522,687            0.5%
#   Royal Bank of Canada........................ 243,989   14,719,987            0.6%
    Suncor Energy, Inc.......................... 279,079    8,701,049            0.4%
    Toronto-Dominion Bank (The)................. 160,784   13,180,952            0.6%
    Other Securities............................          195,058,674            7.9%
                                                         ------------           -----
TOTAL CANADA....................................          243,183,349           10.0%
                                                         ------------           -----
DENMARK -- (1.0%)
    Other Securities............................           28,219,489            1.2%
                                                         ------------           -----
FINLAND -- (0.6%)
    Other Securities............................           17,470,494            0.7%
                                                         ------------           -----
FRANCE -- (7.3%)
    BNP Paribas SA.............................. 193,757   10,803,483            0.5%
    L'Oreal SA..................................  45,086    8,047,433            0.3%
    Sanofi...................................... 165,428   17,885,336            0.7%
    Total SA.................................... 234,515   11,804,793            0.5%
    Other Securities............................          154,127,915            6.3%
                                                         ------------           -----
TOTAL FRANCE....................................          202,668,960            8.3%
                                                         ------------           -----
GERMANY -- (6.2%)
    Allianz SE..................................  62,963    9,313,520            0.4%
#   BASF SE..................................... 153,846   14,401,919            0.6%
#   Bayer AG.................................... 111,074   11,612,392            0.5%
    Daimler AG.................................. 181,449   10,060,449            0.4%
    SAP AG...................................... 127,132   10,135,209            0.4%
    Siemens AG..................................  79,520    8,308,807            0.3%
    Other Securities............................          109,200,924            4.5%
                                                         ------------           -----
TOTAL GERMANY...................................          173,033,220            7.1%
                                                         ------------           -----
GREECE -- (0.0%)
    Other Securities............................         $    575,927            0.0%
                                                         ------------           -----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                       Percentage
                                               Shares     Value++    of Net Assets**
                                               ------     -------    ---------------
HONG KONG -- (2.5%)
    AIA Group, Ltd........................... 2,032,400 $  9,041,043            0.4%
    Other Securities.........................             60,160,172            2.4%
                                                        ------------           -----
TOTAL HONG KONG..............................             69,201,215            2.8%
                                                        ------------           -----
IRELAND -- (0.2%)
    Other Securities.........................              6,773,985            0.3%
                                                        ------------           -----
ISRAEL -- (0.4%)
    Other Securities.........................             10,058,272            0.4%
                                                        ------------           -----
ITALY -- (1.5%)
    Other Securities.........................             42,686,772            1.7%
                                                        ------------           -----
JAPAN -- (17.0%)
#   Mitsubishi UFJ Financial Group, Inc. ADR. 1,455,897    9,870,982            0.4%
    Sumitomo Mitsui Financial Group, Inc.....   235,240   11,119,165            0.5%
    Toyota Motor Corp........................   305,800   17,747,965            0.7%
#   Toyota Motor Corp. Sponsored ADR.........    85,613    9,956,792            0.4%
    Other Securities.........................            426,149,864           17.4%
                                                        ------------           -----
TOTAL JAPAN..................................            474,844,768           19.4%
                                                        ------------           -----
NETHERLANDS -- (1.8%)
    Unilever NV..............................   242,733   10,343,179            0.4%
    Other Securities.........................             40,082,361            1.7%
                                                        ------------           -----
TOTAL NETHERLANDS............................             50,425,540            2.1%
                                                        ------------           -----
NEW ZEALAND -- (0.1%)
    Other Securities.........................              2,347,543            0.1%
                                                        ------------           -----
NORWAY -- (0.8%)
    Other Securities.........................             23,704,773            1.0%
                                                        ------------           -----
PORTUGAL -- (0.2%)
    Other Securities.........................              4,299,050            0.2%
                                                        ------------           -----
SINGAPORE -- (1.4%)
    Other Securities.........................             38,046,883            1.6%
                                                        ------------           -----
SPAIN -- (2.3%)
    Banco Santander SA....................... 1,167,590    8,431,806            0.4%
    Other Securities.........................             55,428,115            2.2%
                                                        ------------           -----
TOTAL SPAIN..................................             63,859,921            2.6%
                                                        ------------           -----
SWEDEN -- (2.6%)
    Other Securities.........................             71,261,869            2.9%
                                                        ------------           -----
SWITZERLAND -- (7.1%)
    Nestle SA................................   563,769   40,203,744            1.7%
    Novartis AG..............................   260,874   19,311,868            0.8%
    Novartis AG ADR..........................   164,130   12,106,229            0.5%
    Roche Holding AG.........................   125,034   31,301,060            1.3%
    UBS AG...................................   640,816   11,431,139            0.5%
    Zurich Insurance Group AG................    32,332    9,034,906            0.4%
    Other Securities.........................             76,284,259            3.0%
                                                        ------------           -----
TOTAL SWITZERLAND............................            199,673,205            8.2%
                                                        ------------           -----
UNITED KINGDOM -- (16.5%)
    BG Group P.L.C...........................   490,585    8,281,730            0.3%
    BP P.L.C. Sponsored ADR..................   539,860   23,537,896            1.0%
    British American Tobacco P.L.C...........   285,586   15,831,522            0.6%
    Diageo P.L.C. Sponsored ADR..............    67,354    8,230,659            0.3%
    GlaxoSmithKline P.L.C....................   528,451   13,634,813            0.6%
#   GlaxoSmithKline P.L.C. Sponsored ADR.....   166,094    8,577,094            0.4%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                                   Percentage
                                                                        Shares       Value++     of Net Assets**
                                                                        ------       -------     ---------------
UNITED KINGDOM -- (Continued)
      HSBC Holdings P.L.C............................................   1,623,467 $   17,780,190            0.7%
#     HSBC Holdings P.L.C. Sponsored ADR.............................     395,734     21,709,966            0.9%
      Reckitt Benckiser Group P.L.C..................................     116,476      8,502,852            0.3%
      Royal Dutch Shell P.L.C. ADR...................................     392,289     27,377,849            1.1%
      SABMiller P.L.C................................................     174,605      9,421,205            0.4%
      Standard Chartered P.L.C.......................................     439,931     11,071,919            0.5%
      Tesco P.L.C....................................................   1,490,002      8,475,104            0.3%
      Vodafone Group P.L.C...........................................   2,847,359      8,688,131            0.4%
      Vodafone Group P.L.C. Sponsored ADR............................     614,634     18,801,654            0.8%
      Other Securities...............................................                251,746,398           10.3%
                                                                                  --------------          ------
TOTAL UNITED KINGDOM.................................................                461,668,982           18.9%
                                                                                  --------------          ------
UNITED STATES -- (0.0%)
      Other Securities...............................................                    280,498            0.0%
                                                                                  --------------          ------
TOTAL COMMON STOCKS..................................................              2,419,263,567           99.1%
                                                                                  --------------          ------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Other Securities...............................................                  1,512,943            0.1%
                                                                                  --------------          ------
RIGHTS/WARRANTS -- (0.0%)
NETHERLANDS -- (0.0%)
      Other Securities...............................................                    219,886            0.0%
                                                                                  --------------          ------
SPAIN -- (0.0%)
      Other Securities...............................................                    248,332            0.0%
                                                                                  --------------          ------
TOTAL RIGHTS/WARRANTS................................................                    468,218            0.0%
                                                                                  --------------          ------

                                                                        Shares/
                                                                         Face
                                                                        Amount       Value+
                                                                        -------      ------
                                                                         (000)
SECURITIES LENDING COLLATERAL -- (13.3%)
(S)@  DFA Short Term Investment Fund.................................  32,152,118    372,000,000           15.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $418,203 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $427,421) to be repurchased at
       $419,042...................................................... $       419        419,040            0.0%
                                                                                  --------------          ------
TOTAL SECURITIES LENDING COLLATERAL..................................                372,419,040           15.2%
                                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,338,521,445)............................................               $2,793,663,768          114.4%
                                                                                  ==============          ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  7,560,611 $  196,017,620   --    $  203,578,231
  Austria.....................       32,760      6,365,358   --         6,398,118
  Belgium.....................    3,271,730     21,730,773   --        25,002,503
  Canada......................  243,183,349             --   --       243,183,349
  Denmark.....................    4,509,187     23,710,302   --        28,219,489
  Finland.....................      954,444     16,516,050   --        17,470,494
  France......................   16,532,946    186,136,014   --       202,668,960
  Germany.....................   26,114,966    146,918,254   --       173,033,220
  Greece......................           --        575,927   --           575,927
  Hong Kong...................           --     69,201,215   --        69,201,215
  Ireland.....................    1,913,058      4,860,927   --         6,773,985
  Israel......................    5,036,730      5,021,542   --        10,058,272
  Italy.......................    5,845,964     36,840,808   --        42,686,772
  Japan.......................   40,628,291    434,216,477   --       474,844,768
  Netherlands.................    5,300,665     45,124,875   --        50,425,540
  New Zealand.................           --      2,347,543   --         2,347,543
  Norway......................    1,566,805     22,137,968   --        23,704,773
  Portugal....................      106,372      4,192,678   --         4,299,050
  Singapore...................           --     38,046,883   --        38,046,883
  Spain.......................   18,926,633     44,933,288   --        63,859,921
  Sweden......................    1,079,570     70,182,299   --        71,261,869
  Switzerland.................   23,527,289    176,145,916   --       199,673,205
  United Kingdom..............  158,479,220    303,189,762   --       461,668,982
  United States...............      280,498             --   --           280,498
Preferred Stocks
  Germany.....................           --      1,512,943   --         1,512,943
Rights/Warrants
  Netherlands.................           --        219,886   --           219,886
  Spain.......................           --        248,332   --           248,332
Securities Lending Collateral.           --    372,419,040   --       372,419,040
                               ------------ --------------   --    --------------
TOTAL......................... $564,851,088 $2,228,812,680   --    $2,793,663,768
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (86.1%)
AUSTRALIA -- (6.3%)
    Australia & New Zealand Banking Group, Ltd..   972,400 $ 32,135,117            0.4%
    Commonwealth Bank of Australia..............   291,226   22,197,496            0.3%
#   National Australia Bank, Ltd................ 1,075,691   37,958,860            0.5%
    Suncorp Group, Ltd.......................... 1,243,956   16,753,961            0.2%
    Wesfarmers, Ltd.............................   509,296   22,912,364            0.3%
    Westpac Banking Corp........................   832,771   29,213,630            0.4%
    Other Securities............................            417,411,564            5.2%
                                                           ------------            ----
TOTAL AUSTRALIA.................................            578,582,992            7.3%
                                                           ------------            ----

AUSTRIA -- (0.4%)
    Other Securities............................             38,910,198            0.5%
                                                           ------------            ----

BELGIUM -- (1.0%)
    Other Securities............................             90,657,468            1.2%
                                                           ------------            ----

CANADA -- (7.9%)
#   Bank of Montreal............................   273,400   17,148,390            0.2%
#   Royal Bank of Canada........................   326,040   19,670,168            0.3%
    Suncor Energy, Inc..........................   654,429   20,403,607            0.3%
    Toronto-Dominion Bank (The).................   350,772   28,756,027            0.4%
    Other Securities............................            631,242,236            7.9%
                                                           ------------            ----
TOTAL CANADA....................................            717,220,428            9.1%
                                                           ------------            ----

CHINA -- (0.0%)
    Other Securities............................                682,563            0.0%
                                                           ------------            ----

COLOMBIA -- (0.0%)
    Other Securities............................                 13,661            0.0%
                                                           ------------            ----

DENMARK -- (1.0%)
    Other Securities............................             86,541,097            1.1%
                                                           ------------            ----
FINLAND -- (1.3%)...............................
    Other Securities............................            113,988,028            1.4%
                                                           ------------            ----

FRANCE -- (6.2%)
    BNP Paribas SA..............................   500,741   27,920,262            0.4%
    Sanofi......................................   147,180   15,912,443            0.2%
    Sanofi ADR..................................   562,231   29,995,024            0.4%
*   Societe Generale SA.........................   601,863   21,863,864            0.3%
    Total SA Sponsored ADR......................   595,142   29,899,934            0.4%
    Other Securities............................            442,185,190            5.5%
                                                           ------------            ----
TOTAL FRANCE....................................            567,776,717            7.2%
                                                           ------------            ----

GERMANY -- (5.1%)
    Allianz SE..................................   137,629   20,358,153            0.3%
    Daimler AG..................................   469,210   26,015,371            0.3%
#   Muenchener Rueckversicherungs AG............    92,638   18,555,974            0.2%
#   Siemens AG Sponsored ADR....................   200,444   20,948,402            0.3%
    Other Securities............................            381,750,080            4.8%
                                                           ------------            ----
TOTAL GERMANY...................................            467,627,980            5.9%
                                                           ------------            ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------

GREECE -- (0.2%)
    Other Securities......................            $   20,568,346            0.3%
                                                      --------------           -----

HONG KONG -- (2.3%)
    Other Securities......................               212,526,628            2.7%
                                                      --------------           -----

IRELAND -- (0.5%)
    Other Securities......................                44,486,764            0.6%
                                                      --------------           -----

ISRAEL -- (0.5%)
    Other Securities......................                45,342,666            0.6%
                                                      --------------           -----

ITALY -- (1.9%)
    Other Securities......................               169,031,134            2.1%
                                                      --------------           -----

JAPAN -- (18.8%)
#   Honda Motor Co., Ltd. Sponsored ADR...    417,161     16,678,097            0.2%
    Mitsubishi UFJ Financial Group, Inc...  4,596,200     31,184,479            0.4%
    Mizuho Financial Group, Inc........... 10,641,060     23,415,192            0.3%
    Sumitomo Mitsui Financial Group, Inc..    664,070     31,388,811            0.4%
#   Toyota Motor Corp. Sponsored ADR......    360,892     41,971,740            0.6%
    Other Securities......................             1,574,103,449           19.8%
                                                      --------------           -----
TOTAL JAPAN...............................             1,718,741,768           21.7%
                                                      --------------           -----

NETHERLANDS -- (2.1%)
    Koninklijke Philips Electronics NV....    573,294     15,867,651            0.2%
    Other Securities......................               176,107,529            2.2%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               191,975,180            2.4%
                                                      --------------           -----

NEW ZEALAND -- (0.2%)
    Other Securities......................                21,504,707            0.3%
                                                      --------------           -----

NORWAY -- (1.0%)
    Other Securities......................                88,554,387            1.1%
                                                      --------------           -----

POLAND -- (0.0%)
    Other Securities......................                    38,194            0.0%
                                                      --------------           -----

PORTUGAL -- (0.3%)
    Other Securities......................                26,374,756            0.3%
                                                      --------------           -----

RUSSIA -- (0.0%)
    Other Securities......................                   388,092            0.0%
                                                      --------------           -----

SINGAPORE -- (1.4%)
    Other Securities......................               127,937,279            1.6%
                                                      --------------           -----

SPAIN -- (1.9%)
    Banco Santander SA....................  2,981,742     21,532,789            0.3%
#   Banco Santander SA Sponsored ADR......  2,229,277     16,162,258            0.2%
    Other Securities......................               138,497,929            1.7%
                                                      --------------           -----
TOTAL SPAIN...............................               176,192,976            2.2%
                                                      --------------           -----

SWEDEN -- (2.8%)
    Other Securities......................               253,660,357            3.2%
                                                      --------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                           ------      -------     ---------------

SWITZERLAND -- (6.3%)
    ABB, Ltd............................  1,158,384 $   26,268,562            0.3%
    Credit Suisse Group AG..............    733,039     20,357,249            0.3%
    Holcim, Ltd.........................    208,137     16,235,724            0.2%
    Nestle SA...........................    587,284     41,880,656            0.5%
#   Novartis AG ADR.....................    818,651     60,383,698            0.8%
    Roche Holding AG....................     81,978     20,522,404            0.3%
    Swiss Re AG.........................    345,927     27,529,420            0.4%
    UBS AG..............................  1,749,489     31,208,104            0.4%
    Zurich Insurance Group AG...........    145,954     40,785,621            0.5%
    Other Securities....................               286,091,352            3.5%
                                                    --------------           -----
TOTAL SWITZERLAND.......................               571,262,790            7.2%
                                                    --------------           -----

UNITED KINGDOM -- (16.7%)
    Anglo American P.L.C................    763,241     18,661,816            0.2%
#   AstraZeneca P.L.C. Sponsored ADR....    424,722     22,051,566            0.3%
#   Barclays P.L.C. Sponsored ADR.......  1,811,137     32,564,243            0.4%
    BG Group P.L.C......................    933,234     15,754,237            0.2%
#   BHP Billiton P.L.C. ADR.............    286,867     16,216,592            0.2%
    BP P.L.C. Sponsored ADR.............  1,562,643     68,131,232            0.9%
    HSBC Holdings P.L.C. Sponsored ADR..  1,761,750     96,649,601            1.2%
*   Lloyds Banking Group P.L.C.......... 23,313,762     19,804,874            0.3%
#   Prudential P.L.C. ADR...............    651,676     22,508,889            0.3%
#   Rio Tinto P.L.C. Sponsored ADR......    458,818     21,133,157            0.3%
#   Royal Dutch Shell P.L.C. ADR........  1,430,280     99,819,241            1.3%
    Standard Chartered P.L.C............  1,125,564     28,327,517            0.4%
    Tesco P.L.C.........................  3,732,880     21,232,553            0.3%
    Vodafone Group P.L.C. Sponsored ADR.  2,394,771     73,256,045            0.9%
    Other Securities....................               964,017,666           12.0%
                                                    --------------           -----
TOTAL UNITED KINGDOM....................             1,520,129,229           19.2%
                                                    --------------           -----

UNITED STATES -- (0.0%)
    Other Securities....................                 3,494,631            0.0%
                                                    --------------           -----
TOTAL COMMON STOCKS.....................             7,854,211,016           99.2%
                                                    --------------           -----

PREFERRED STOCKS -- (0.1%)

GERMANY -- (0.1%)
    Other Securities....................                 4,378,796            0.1%
                                                    --------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities....................                     8,616            0.0%
                                                    --------------           -----
TOTAL PREFERRED STOCKS..................                 4,387,412            0.1%
                                                    --------------           -----

RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
    Other Securities....................                     1,483            0.0%
                                                    --------------           -----

BELGIUM -- (0.0%)
    Other Securities....................                        --            0.0%
                                                    --------------           -----

CANADA -- (0.0%)
    Other Securities....................                       574            0.0%
                                                    --------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                 Percentage
                                                                     Shares        Value++     of Net Assets**
                                                                     ------        -------     ---------------

HONG KONG -- (0.0%)
      Other Securities............................................              $           --            0.0%
                                                                                --------------          ------

ISRAEL -- (0.0%)
      Other Securities............................................                      11,543            0.0%
                                                                                --------------          ------

ITALY -- (0.0%)
      Other Securities............................................                         825            0.0%
                                                                                --------------          ------

NETHERLANDS -- (0.0%)
      Other Securities............................................                     242,608            0.0%
                                                                                --------------          ------

NORWAY -- (0.0%)
      Other Securities............................................                       3,770            0.0%
                                                                                --------------          ------

SPAIN -- (0.0%)
      Other Securities............................................                     646,821            0.0%
                                                                                --------------          ------

SWITZERLAND -- (0.0%)
      Other Securities............................................                      53,406            0.0%
                                                                                --------------          ------

UNITED STATES -- (0.0%)
      Other Securities............................................                          --            0.0%
                                                                                --------------          ------
TOTAL RIGHTS/WARRANTS.............................................                     961,030            0.0%
                                                                                --------------          ------

                                                                     Shares/
                                                                      Face
                                                                     Amount        Value+
                                                                     -------       ------
                                                                      (000)
SECURITIES LENDING COLLATERAL -- (13.8%)
(S)@  DFA Short Term Investment Fund..............................  108,038,029  1,250,000,000           15.8%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $9,993,202 FNMA, rates ranging from 3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $10,213,462) to be repurchased at
       $10,013,243................................................ $     10,013     10,013,198            0.1%
                                                                                --------------          ------
TOTAL SECURITIES LENDING COLLATERAL...............................               1,260,013,198           15.9%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,484,144,476).........................................                $9,119,572,656          115.2%
                                                                                ==============          ======

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $   26,872,133 $  551,710,859   --    $  578,582,992
  Austria.....................         57,330     38,852,868   --        38,910,198
  Belgium.....................     10,418,860     80,238,608   --        90,657,468
  Canada......................    717,159,305         61,123   --       717,220,428
  China.......................        110,466        572,097   --           682,563
  Colombia....................         13,661             --   --            13,661
  Denmark.....................      4,501,062     82,040,035   --        86,541,097
  Finland.....................      2,652,118    111,335,910   --       113,988,028
  France......................     87,552,301    480,224,416   --       567,776,717
  Germany.....................     68,989,039    398,638,941   --       467,627,980
  Greece......................        652,609     19,915,737   --        20,568,346
  Hong Kong...................        223,938    212,302,690   --       212,526,628
  Ireland.....................     12,143,696     32,343,068   --        44,486,764
  Israel......................      8,896,652     36,446,014   --        45,342,666
  Italy.......................     16,578,746    152,452,388   --       169,031,134
  Japan.......................    108,686,969  1,610,054,799   --     1,718,741,768
  Netherlands.................     29,141,065    162,834,115   --       191,975,180
  New Zealand.................        122,698     21,382,009   --        21,504,707
  Norway......................     10,233,572     78,320,815   --        88,554,387
  Poland......................         38,194             --   --            38,194
  Portugal....................        246,957     26,127,799   --        26,374,756
  Russia......................             --        388,092   --           388,092
  Singapore...................         64,766    127,872,513   --       127,937,279
  Spain.......................     35,643,906    140,549,070   --       176,192,976
  Sweden......................      9,281,144    244,379,213   --       253,660,357
  Switzerland.................    102,383,494    468,879,296   --       571,262,790
  United Kingdom..............    551,209,957    968,919,272   --     1,520,129,229
  United States...............      3,494,631             --   --         3,494,631
Preferred Stocks
  Germany.....................             --      4,378,796   --         4,378,796
  United Kingdom..............             --          8,616   --             8,616
Rights/Warrants
  Australia...................             --          1,483   --             1,483
  Belgium.....................             --             --   --                --
  Canada......................             --            574   --               574
  Hong Kong...................             --             --   --                --
  Israel......................             --         11,543   --            11,543
  Italy.......................             --            825   --               825
  Netherlands.................             --        242,608   --           242,608
  Norway......................             --          3,770   --             3,770
  Spain.......................             --        646,821   --           646,821
  Switzerland.................             --         53,406   --            53,406
  United States...............             --             --   --                --
Securities Lending Collateral.             --  1,260,013,198   --     1,260,013,198
                               -------------- --------------   --    --------------
TOTAL......................... $1,807,369,269 $7,312,203,387   --    $9,119,572,656
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)


                                                              Value+
                                                          --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of
  The DFA Investment Trust Company....................... $2,477,075,831
Investment in The Japanese Small Company Series of
  The DFA Investment Trust Company.......................  1,742,051,494
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company.......................  1,624,187,471
Investment in The Asia Pacific Small Company Series of
  The DFA Investment Trust Company.......................    871,962,341
Investment in The Canadian Small Company Series of
  The DFA Investment Trust Company.......................    656,754,574
                                                          --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $6,490,277,913)...............................  7,372,031,711
                                                          --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $6,490,277,913)............................... $7,372,031,711
                                                          ==============

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

 -
                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $7,372,031,711   --      --    $7,372,031,711
                                  --------------   --      --    --------------
 TOTAL........................... $7,372,031,711   --      --    $7,372,031,711
                                  ==============   ==      ==    ==============


                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)

                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                Value+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company.................................. $495,729,468
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $479,448,060).......................................... $495,729,468
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                Value+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Asia Pacific Small Company Series of The
  DFA Investment Trust Company.............................. $270,965,449
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $240,342,368).......................................... $270,965,449
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).


                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)


                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                                               Value+
                                                             -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The United Kingdom Small Company Series
  of The DFA Investment Trust Company....................... $33,314,018
                                                             -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $22,855,044)........................................... $33,314,018
                                                             ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                Value+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company.............................. $115,717,432
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $104,610,031).......................................... $115,717,432
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                          ------     -------    ---------------
 COMMON STOCKS -- (84.8%)
 AUSTRALIA -- (22.4%)
 #   CFS Retail Property Trust Group... 11,940,274 $ 27,208,429            1.4%
 #   Commonwealth Property Office Fund. 14,005,138   16,829,733            0.9%
     Dexus Property Group.............. 27,648,805   33,074,781            1.7%
     Federation Centres, Ltd...........  6,849,076   18,462,298            0.9%
     Goodman Group..................... 10,331,700   55,886,587            2.8%
     GPT Group.........................  8,533,209   36,304,932            1.9%
     Investa Office Fund...............  3,511,193   11,941,025            0.6%
 #   Stockland......................... 13,283,337   53,381,870            2.7%
 #   Westfield Group................... 13,180,319  159,431,045            8.1%
     Westfield Retail Trust............ 17,497,530   59,829,262            3.0%
     Other Securities..................              42,539,213            2.1%
                                                   ------------           -----
 TOTAL AUSTRALIA.......................             514,889,175           26.1%
                                                   ------------           -----
 BELGIUM -- (1.2%)
 #   Cofinimmo.........................     93,248   11,223,534            0.6%
     Other Securities..................              16,652,407            0.8%
                                                   ------------           -----
 TOTAL BELGIUM.........................              27,875,941            1.4%
                                                   ------------           -----
 CANADA -- (6.0%)
 #   Boardwalk REIT....................    140,236    9,169,036            0.5%
     Calloway REIT.....................    341,635   10,244,472            0.5%
     Canadian REIT.....................    204,194    9,661,946            0.5%
     Dundee REIT Class A...............    286,663   10,530,942            0.5%
 #   H&R REIT..........................    679,897   16,703,019            0.9%
 #   RioCan REIT.......................    876,636   25,678,226            1.3%
     Other Securities..................              56,265,718            2.8%
                                                   ------------           -----
 TOTAL CANADA..........................             138,253,359            7.0%
                                                   ------------           -----
 CHINA -- (0.2%)
     Other Securities..................               5,557,402            0.3%
                                                   ------------           -----
 FRANCE -- (3.3%)
 #   Fonciere Des Regions..............    147,675   11,782,646            0.6%
 #   Gecina SA.........................    124,602   15,014,694            0.8%
 #   ICADE.............................    133,009   12,295,517            0.6%
     Klepierre.........................    548,497   23,275,575            1.2%
     Other Securities..................              13,219,919            0.6%
                                                   ------------           -----
 TOTAL FRANCE..........................              75,588,351            3.8%
                                                   ------------           -----
 GERMANY -- (0.3%)
     Other Securities..................               7,291,148            0.4%
                                                   ------------           -----
 GREECE -- (0.0%)
     Other Securities..................                 482,139            0.0%
                                                   ------------           -----
 HONG KONG -- (4.0%)
     Link REIT (The)................... 13,650,583   77,030,214            3.9%
     Other Securities..................              14,798,825            0.8%
                                                   ------------           -----
 TOTAL HONG KONG.......................              91,829,039            4.7%
                                                   ------------           -----
 ISRAEL -- (0.1%)
     Other Securities..................               2,795,940            0.1%
                                                   ------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
ITALY -- (0.2%)
    Other Securities......................            $  4,818,455            0.2%
                                                      ------------           -----
JAPAN -- (15.9%)
#   Advance Residence Investment Corp.....      7,394   17,719,070            0.9%
#   Frontier Real Estate Investment Corp..      1,371   14,059,135            0.7%
#   Japan Logistics Fund, Inc.............        887    9,621,993            0.5%
#   Japan Prime Realty Investment Corp....      4,740   17,418,265            0.9%
#   Japan Real Estate Investment Corp.....      3,641   48,910,443            2.5%
#   Japan Retail Fund Investment Corp.....     12,918   30,621,784            1.6%
#   Mori Trust Sogo Reit, Inc.............      1,062   10,340,547            0.5%
#   Nippon Accommodations Fund, Inc.......      1,197    9,304,266            0.5%
#   Nippon Building Fund, Inc.............      4,228   60,918,439            3.1%
#   Nomura Real Estate Office Fund, Inc...      1,709   10,919,629            0.5%
    Orix JREIT, Inc.......................      8,817   11,935,824            0.6%
#   United Urban Investment Corp..........     13,933   22,954,668            1.2%
    Other Securities......................             102,034,424            5.1%
                                                      ------------           -----
TOTAL JAPAN...............................             366,758,487           18.6%
                                                      ------------           -----
MALAYSIA -- (0.4%)
    Other Securities......................               8,245,008            0.4%
                                                      ------------           -----
MEXICO -- (0.8%)
    Fibra Uno Administracion S.A. de C.V..  4,502,733   17,302,943            0.9%
                                                      ------------           -----
NETHERLANDS -- (8.1%)
#   Corio NV..............................    398,635   18,462,200            0.9%
    Unibail-Rodamco SE....................    550,605  143,936,222            7.3%
    Other Securities......................              24,508,999            1.3%
                                                      ------------           -----
TOTAL NETHERLANDS.........................             186,907,421            9.5%
                                                      ------------           -----
NEW ZEALAND -- (0.6%)
    Other Securities......................              13,570,997            0.7%
                                                      ------------           -----
SINGAPORE -- (7.9%)
    Ascendas REIT......................... 11,813,000   26,449,812            1.4%
#   CapitaCommercial Trust................ 12,234,000   17,034,412            0.9%
    CapitaMall Trust...................... 15,021,300   28,323,486            1.4%
    Suntec REIT........................... 12,453,000   19,690,127            1.0%
    Other Securities......................              90,032,438            4.5%
                                                      ------------           -----
TOTAL SINGAPORE...........................             181,530,275            9.2%
                                                      ------------           -----
SOUTH AFRICA -- (1.2%)
    Capital Property Fund.................  7,569,484    9,952,737            0.5%
    Other Securities......................              16,928,470            0.9%
                                                      ------------           -----
TOTAL SOUTH AFRICA........................              26,881,207            1.4%
                                                      ------------           -----
TAIWAN -- (0.6%)
    Other Securities......................              13,017,043            0.7%
                                                      ------------           -----
TURKEY -- (0.6%)
    Other Securities......................              14,773,176            0.8%
                                                      ------------           -----
UNITED KINGDOM -- (11.0%)
    British Land Co. P.L.C................  5,184,620   47,960,332            2.4%
    Derwent London P.L.C..................    536,276   19,241,703            1.0%
    Great Portland Estates P.L.C..........  2,038,188   16,860,786            0.9%
    Hammerson P.L.C.......................  4,275,995   34,551,955            1.8%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                                  Percentage
                                                                       Shares       Value++     of Net Assets**
                                                                       ------       -------     ---------------
UNITED KINGDOM -- (Continued)
      Intu Properties P.L.C..........................................  3,443,362 $   18,339,186            0.9%
      Land Securities Group P.L.C....................................  4,698,591     63,828,932            3.3%
      Segro P.L.C....................................................  4,287,510     17,753,936            0.9%
      Shaftesbury P.L.C..............................................  1,431,375     13,517,105            0.7%
      Other Securities...............................................                21,335,354            1.0%
                                                                                 --------------          ------
TOTAL UNITED KINGDOM.................................................               253,389,289           12.9%
                                                                                 --------------          ------
TOTAL COMMON STOCKS..................................................             1,951,756,795           99.1%
                                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)

SOUTH AFRICA -- (0.0%)
      Other Securities...............................................                    15,978            0.0%
                                                                                 --------------          ------

                                                                       Shares/
                                                                        Face
                                                                       Amount       Value+
                                                                       -------      ------
                                                                        (000)
SECURITIES LENDING COLLATERAL -- (15.2%)
(S)@  DFA Short Term Investment Fund................................. 30,337,079    351,000,000           17.8%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $184,603 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $188,671) to be repurchased at
       $184,973......................................................       $185        184,972            0.0%
                                                                                 --------------          ------
TOTAL SECURITIES LENDING COLLATERAL..................................               351,184,972           17.8%
                                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,902,875,464)............................................              $2,302,957,745          116.9%
                                                                                 ==============          ======

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia...................           -- $  514,889,175   --    $  514,889,175
  Belgium.....................           --     27,875,941   --        27,875,941
  Canada...................... $138,253,359             --   --       138,253,359
  China.......................           --      5,557,402   --         5,557,402
  France......................           --     75,588,351   --        75,588,351
  Germany.....................           --      7,291,148   --         7,291,148
  Greece......................           --        482,139   --           482,139
  Hong Kong...................           --     91,829,039   --        91,829,039
  Israel......................           --      2,795,940   --         2,795,940
  Italy.......................           --      4,818,455   --         4,818,455
  Japan.......................           --    366,758,487   --       366,758,487
  Malaysia....................           --      8,245,008   --         8,245,008
  Mexico......................   17,302,943             --   --        17,302,943
  Netherlands.................  143,936,222     42,971,199   --       186,907,421
  New Zealand.................           --     13,570,997   --        13,570,997
  Singapore...................           --    181,530,275   --       181,530,275
  South Africa................           --     26,881,207   --        26,881,207
  Taiwan......................           --     13,017,043   --        13,017,043
  Turkey......................           --     14,773,176   --        14,773,176
  United Kingdom..............           --    253,389,289   --       253,389,289
Rights/Warrants
  South Africa................           --         15,978   --            15,978
Securities Lending Collateral.           --    351,184,972   --       351,184,972
                               ------------ --------------   --    --------------
TOTAL......................... $299,492,524 $2,003,465,221   --    $2,302,957,745
                               ============ ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)


                                                               Shares        Value+
                                                             ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in DFA Real Estate Securities Portfolio of DFA
  Investment Dimensions Group Inc...........................  34,528,858 $1,042,426,231
Investment in DFA International Real Estate Securities
  Portfolio of DFA Investment Dimensions Group Inc.......... 117,847,453    682,336,755
                                                                         --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $1,248,552,266)........................              1,724,762,986
                                                                         --------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional Liquid Reserves (Cost $3,473,170)   3,473,170      3,473,170
                                                                         --------------
   TOTAL INVESTMENTS -- (100.0%) (Cost $1,252,025,436)......             $1,728,236,156
                                                                         ==============

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $1,724,762,986   --      --    $1,724,762,986
 Temporary Cash Investments......      3,473,170   --      --         3,473,170
                                  --------------   --      --    --------------
 TOTAL........................... $1,728,236,156   --      --    $1,728,236,156
                                  ==============   ==      ==    ==============


                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                Percentage
                                        Shares     Value++    of Net Assets**
                                        ------     -------    ---------------
  COMMON STOCKS -- (87.5%)
  AUSTRALIA -- (5.8%)
  *   BlueScope Steel, Ltd...........  7,748,619 $ 39,899,388            0.4%
  #   Primary Health Care, Ltd....... 10,254,873   56,046,181            0.6%
      Other Securities...............             560,630,475            5.6%
                                                 ------------            ----
  TOTAL AUSTRALIA....................             656,576,044            6.6%
                                                 ------------            ----

  AUSTRIA -- (0.7%)
      Other Securities...............              76,429,535            0.8%
                                                 ------------            ----

  BELGIUM -- (0.7%)
      Other Securities...............              83,960,254            0.8%
                                                 ------------            ----

  CANADA -- (8.4%)
  *   Canfor Corp....................  2,457,506   51,323,566            0.5%
  #*  Celestica, Inc.................  4,577,603   39,530,643            0.4%
      Dorel Industries, Inc. Class B.    842,000   36,356,147            0.4%
      Sherritt International Corp....  7,426,939   34,722,202            0.4%
      West Fraser Timber Co., Ltd....    655,379   57,220,842            0.6%
      Other Securities...............             729,406,222            7.2%
                                                 ------------            ----
  TOTAL CANADA.......................             948,559,622            9.5%
                                                 ------------            ----

  CHINA -- (0.0%)
      Other Securities...............               2,445,750            0.0%
                                                 ------------            ----

  COLOMBIA -- (0.0%)
      Other Securities...............                  98,239            0.0%
                                                 ------------            ----

  DENMARK -- (0.8%)
      Other Securities...............              93,597,363            0.9%
                                                 ------------            ----

  FINLAND -- (2.1%)
  #   Huhtamaki Oyj..................  1,888,609   35,402,884            0.4%
      Pohjola Bank P.L.C. Class A....  2,606,249   44,366,834            0.5%
      Other Securities...............             158,711,077            1.5%
                                                 ------------            ----
  TOTAL FINLAND......................             238,480,795            2.4%
                                                 ------------            ----

  FRANCE -- (3.0%)
      Other Securities...............             335,331,261            3.3%
                                                 ------------            ----

  GERMANY -- (4.3%)
      Aurubis AG.....................  1,045,010   65,926,603            0.7%
  #   Bilfinger SE...................    536,449   53,842,934            0.5%
  #*  TUI AG.........................  3,402,355   36,130,570            0.4%
      Other Securities...............             331,207,607            3.3%
                                                 ------------            ----
  TOTAL GERMANY......................             487,107,714            4.9%
                                                 ------------            ----

  GREECE -- (0.2%)
      Other Securities...............              18,712,784            0.2%
                                                 ------------            ----

  HONG KONG -- (2.2%)
      Other Securities...............             253,295,780            2.5%
                                                 ------------            ----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 Percentage
                                       Shares      Value++     of Net Assets**
                                       ------      -------     ---------------

 IRELAND -- (0.4%)
     Other Securities...............            $   47,057,838            0.5%
                                                --------------           -----

 ISRAEL -- (0.7%)
     Other Securities...............                79,706,401            0.8%
                                                --------------           -----

 ITALY -- (2.5%)
 #*  Banca Popolare di Milano Scarl. 77,876,899     52,150,846            0.5%
 *   Banco Popolare................. 39,619,058     57,232,381            0.6%
     Other Securities...............               173,403,418            1.7%
                                                --------------           -----
 TOTAL ITALY........................               282,786,645            2.8%
                                                --------------           -----

 JAPAN -- (21.8%)
     Aoyama Trading Co., Ltd........  1,396,199     41,780,501            0.4%
     Fujikura, Ltd..................  9,669,000     36,233,328            0.4%
 #   Kawasaki Kisen Kaisha, Ltd..... 17,701,194     38,948,563            0.4%
     San-In Godo Bank, Ltd. (The)...  4,083,900     34,830,489            0.4%
     Other Securities...............             2,319,826,614           23.1%
                                                --------------           -----
 TOTAL JAPAN........................             2,471,619,495           24.7%
                                                --------------           -----

 NETHERLANDS -- (1.5%)
     Delta Lloyd NV.................  2,295,384     44,136,359            0.5%
     Other Securities...............               121,110,842            1.2%
                                                --------------           -----
 TOTAL NETHERLANDS..................               165,247,201            1.7%
                                                --------------           -----

 NEW ZEALAND -- (0.4%)
     Other Securities...............                39,810,592            0.4%
                                                --------------           -----

 NORWAY -- (0.8%)
     Other Securities...............                94,320,128            0.9%
                                                --------------           -----

 POLAND -- (0.0%)
     Other Securities...............                   312,174            0.0%
                                                --------------           -----

 PORTUGAL -- (0.3%)
     Other Securities...............                37,495,780            0.4%
                                                --------------           -----

 RUSSIA -- (0.1%)
     Other Securities...............                 9,255,097            0.1%
                                                --------------           -----

 SINGAPORE -- (1.7%)
     Other Securities...............               194,099,191            1.9%
                                                --------------           -----

 SPAIN -- (1.4%)
     Other Securities...............               159,345,125            1.6%
                                                --------------           -----

 SWEDEN -- (3.1%)
 #   BillerudKorsnas AB.............  3,506,767     34,807,430            0.4%
 #   Holmen AB Class B..............  1,385,639     38,839,175            0.4%
 #   Trelleborg AB Class B..........  6,786,568    101,046,379            1.0%
     Other Securities...............               176,583,842            1.7%
                                                --------------           -----
 TOTAL SWEDEN.......................               351,276,826            3.5%
                                                --------------           -----

 SWITZERLAND -- (4.2%)
     Clariant AG....................  3,169,797     46,375,719            0.5%
     GAM Holding AG.................  1,995,299     35,286,713            0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                      Percentage
                                            Shares      Value++     of Net Assets**
                                            ------      -------     ---------------
SWITZERLAND -- (Continued)
    Helvetia Holding AG..................    120,995 $   50,761,635            0.5%
    Swiss Life Holding AG................    359,888     57,014,854            0.6%
    Other Securities.....................               282,429,187            2.7%
                                                     --------------           -----
TOTAL SWITZERLAND........................               471,868,108            4.7%
                                                     --------------           -----

UNITED KINGDOM -- (20.4%)
    Amlin P.L.C.......................... 11,024,189     72,716,511            0.7%
    Ashtead Group P.L.C.................. 11,493,515    105,113,361            1.1%
*   Barratt Developments P.L.C........... 23,445,340    113,494,573            1.1%
    Beazley P.L.C........................ 12,470,827     43,565,682            0.4%
    Bellway P.L.C........................  3,448,205     72,128,835            0.7%
    Bodycote P.L.C.......................  5,109,442     41,166,775            0.4%
    Bovis Homes Group P.L.C..............  3,855,116     46,000,546            0.5%
    Catlin Group, Ltd....................  9,072,341     74,162,530            0.8%
    CSR P.L.C............................  4,886,688     37,471,349            0.4%
#*  Dixons Retail P.L.C.................. 78,168,061     42,764,463            0.4%
    DS Smith P.L.C....................... 15,499,530     56,312,190            0.6%
    easyJet P.L.C........................  4,026,670     70,021,729            0.7%
    Greene King P.L.C....................  4,908,532     55,476,171            0.6%
    Hiscox, Ltd..........................  9,603,622     83,710,188            0.8%
#   Home Retail Group P.L.C.............. 17,508,245     42,401,436            0.4%
    Inchcape P.L.C.......................  8,776,728     68,420,864            0.7%
    Meggitt P.L.C........................  5,167,155     37,659,094            0.4%
    Millennium & Copthorne Hotels P.L.C..  4,813,561     42,354,200            0.4%
    Mondi P.L.C..........................  7,456,121     99,087,976            1.0%
    Persimmon P.L.C......................  7,739,467    130,012,911            1.3%
    SIG P.L.C............................ 14,122,480     35,595,134            0.4%
    Taylor Wimpey P.L.C.................. 76,091,760    110,099,317            1.1%
*   Thomas Cook Group P.L.C.............. 19,575,023     39,367,820            0.4%
    Travis Perkins P.L.C.................  5,306,411    118,400,604            1.2%
    Other Securities.....................               679,630,562            6.7%
                                                     --------------           -----
TOTAL UNITED KINGDOM.....................             2,317,134,821           23.2%
                                                     --------------           -----
TOTAL COMMON STOCKS......................             9,915,930,563           99.1%
                                                     --------------           -----

PREFERRED STOCKS -- (0.0%)
UNITED KINGDOM -- (0.0%)
    Other Securities.....................                       147            0.0%
                                                     --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities.....................                       297            0.0%
                                                     --------------           -----

BELGIUM -- (0.0%)
    Other Securities.....................                        --            0.0%
                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities.....................                        --            0.0%
                                                     --------------           -----

ISRAEL -- (0.0%)
    Other Securities.....................                   140,681            0.0%
                                                     --------------           -----

NORWAY -- (0.0%)
    Other Securities.....................                       914            0.0%
                                                     --------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                  Percentage
                                                                     Shares         Value++     of Net Assets**
                                                                     ------         -------     ---------------

SWITZERLAND -- (0.0%)
      Other Securities............................................              $       473,326            0.0%
                                                                                ---------------          ------
TOTAL RIGHTS/WARRANTS.............................................                      615,218            0.0%
                                                                                ---------------          ------

                                                                     Shares/
                                                                      Face
                                                                     Amount         Value+
                                                                     -------        ------             -
                                                                      (000)
SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@  DFA Short Term Investment Fund..............................  122,126,188   1,413,000,000           14.1%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $9,510,021 FNMA, rates ranging from 3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $9,719,631) to be repurchased at
       $9,529,092................................................. $      9,529       9,529,050            0.1%
                                                                                ---------------          ------
TOTAL SECURITIES LENDING COLLATERAL...............................                1,422,529,050           14.2%
                                                                                ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,604,711,148)........................................                $11,339,074,978          113.3%
                                                                                ===============          ======

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                 Level 1        Level 2     Level 3      Total
                               ------------ --------------- ------- ---------------
Common Stocks
  Australia...................           -- $   656,576,044   --    $   656,576,044
  Austria..................... $    150,764      76,278,771   --         76,429,535
  Belgium.....................        3,318      83,956,936   --         83,960,254
  Canada......................  947,681,153         878,469   --        948,559,622
  China.......................      996,892       1,448,858   --          2,445,750
  Colombia....................       98,239              --   --             98,239
  Denmark.....................           --      93,597,363   --         93,597,363
  Finland.....................        3,986     238,476,809   --        238,480,795
  France......................    1,018,187     334,313,074   --        335,331,261
  Germany.....................      149,534     486,958,180   --        487,107,714
  Greece......................      154,310      18,558,474   --         18,712,784
  Hong Kong...................      688,622     252,607,158   --        253,295,780
  Ireland.....................           --      47,057,838   --         47,057,838
  Israel......................           --      79,706,401   --         79,706,401
  Italy.......................           --     282,786,645   --        282,786,645
  Japan.......................           --   2,471,619,495   --      2,471,619,495
  Netherlands.................           --     165,247,201   --        165,247,201
  New Zealand.................           --      39,810,592   --         39,810,592
  Norway......................           --      94,320,128   --         94,320,128
  Poland......................      312,174              --   --            312,174
  Portugal....................           --      37,495,780   --         37,495,780
  Russia......................           --       9,255,097   --          9,255,097
  Singapore...................      212,239     193,886,952   --        194,099,191
  Spain.......................   14,443,006     144,902,119   --        159,345,125
  Sweden......................    1,179,724     350,097,102   --        351,276,826
  Switzerland.................           --     471,868,108   --        471,868,108
  United Kingdom..............      187,105   2,316,947,716   --      2,317,134,821
Preferred Stocks..............
  United Kingdom..............           --             147   --                147
Rights/Warrants...............
  Australia...................           --             297   --                297
  Belgium.....................           --              --   --                 --
  Hong Kong...................           --              --   --                 --
  Israel......................           --         140,681   --            140,681
  Norway......................           --             914   --                914
  Switzerland.................           --         473,326   --            473,326
Securities Lending Collateral.           --   1,422,529,050   --      1,422,529,050
                               ------------ ---------------   --    ---------------
TOTAL......................... $967,279,253 $10,371,795,725   --    $11,339,074,978
                               ============ ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                    Percentage
                                              Shares    Value++   of Net Assets**
                                              ------    -------   ---------------
COMMON STOCKS -- (87.7%)
AUSTRALIA -- (6.3%)
    Macquarie Group, Ltd.....................  36,077 $ 1,467,674            0.2%
#   National Australia Bank, Ltd.............  55,765   1,967,829            0.3%
    Origin Energy, Ltd....................... 122,076   1,562,863            0.2%
    Santos, Ltd.............................. 107,485   1,380,652            0.2%
    Suncorp Group, Ltd....................... 139,503   1,878,867            0.3%
    Wesfarmers, Ltd..........................  29,302   1,318,247            0.2%
    Other Securities.........................          40,812,293            5.7%
                                                      -----------            ----
TOTAL AUSTRALIA..............................          50,388,425            7.1%
                                                      -----------            ----

AUSTRIA -- (0.5%)
    Other Securities.........................           4,022,844            0.6%
                                                      -----------            ----

BELGIUM -- (1.1%)
#   Ageas....................................  45,850   1,679,168            0.3%
    Other Securities.........................           7,450,396            1.0%
                                                      -----------            ----
TOTAL BELGIUM................................           9,129,564            1.3%
                                                      -----------            ----

CANADA -- (7.8%)
    Toronto-Dominion Bank (The)..............  21,129   1,732,140            0.3%
    Other Securities.........................          60,596,811            8.5%
                                                      -----------            ----
TOTAL CANADA.................................          62,328,951            8.8%
                                                      -----------            ----

CHINA -- (0.0%)
    Other Securities.........................              57,348            0.0%
                                                      -----------            ----

COLOMBIA -- (0.0%)
    Other Securities.........................               5,419            0.0%
                                                      -----------            ----

DENMARK -- (1.0%)
    Other Securities.........................           8,337,710            1.2%
                                                      -----------            ----

FINLAND -- (1.5%)
#   Nokia Oyj................................ 415,522   1,396,023            0.2%
    Other Securities.........................          10,714,756            1.5%
                                                      -----------            ----
TOTAL FINLAND................................          12,110,779            1.7%
                                                      -----------            ----

FRANCE -- (5.6%)
    BNP Paribas SA...........................  27,532   1,535,126            0.2%
    Cie de St-Gobain.........................  43,524   1,743,090            0.3%
    Cie Generale des Etablissements Michelin.  15,059   1,273,418            0.2%
    Lafarge SA...............................  20,467   1,324,975            0.2%
    Renault SA...............................  20,445   1,411,008            0.2%
    Sanofi...................................  19,474   2,105,442            0.3%
*   Societe Generale SA......................  59,410   2,158,186            0.3%
    Other Securities.........................          33,149,147            4.6%
                                                      -----------            ----
TOTAL FRANCE.................................          44,700,392            6.3%
                                                      -----------            ----

GERMANY -- (4.5%)
    Allianz SE...............................  12,466   1,843,977            0.3%
    Daimler AG...............................  25,279   1,401,595            0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  Percentage
                                           Shares    Value++    of Net Assets**
                                           ------    -------    ---------------
GERMANY -- (Continued)
#   Deutsche Bank AG......................  29,192 $  1,344,292            0.2%
    Other Securities......................           31,292,948            4.4%
                                                   ------------           -----
TOTAL GERMANY.............................           35,882,812            5.1%
                                                   ------------           -----

GREECE -- (0.3%)
    Other Securities......................            2,691,377            0.4%
                                                   ------------           -----

HONG KONG -- (2.5%)
    Other Securities......................           19,576,074            2.8%
                                                   ------------           -----

IRELAND -- (0.7%)
    CRH P.L.C. Sponsored ADR..............  59,771    1,285,674            0.2%
    Other Securities......................            4,487,568            0.6%
                                                   ------------           -----
TOTAL IRELAND.............................            5,773,242            0.8%
                                                   ------------           -----

ISRAEL -- (0.6%)
    Other Securities......................            4,756,456            0.7%
                                                   ------------           -----

ITALY -- (2.1%)
    Other Securities......................           16,762,093            2.4%
                                                   ------------           -----

JAPAN -- (20.5%)
    Daiwa Securities Group, Inc........... 153,447    1,361,482            0.2%
    Mitsubishi UFJ Financial Group, Inc... 340,700    2,311,595            0.3%
    Mizuho Financial Group, Inc........... 580,860    1,278,157            0.2%
    Sumitomo Mitsui Financial Group, Inc..  35,841    1,694,108            0.3%
    Toyota Motor Corp. Sponsored ADR......  11,600    1,349,080            0.2%
    Other Securities......................          156,308,404           22.0%
                                                   ------------           -----
TOTAL JAPAN...............................          164,302,826           23.2%
                                                   ------------           -----

NETHERLANDS -- (2.1%)
#   Akzo Nobel NV.........................  23,385    1,410,358            0.2%
    Other Securities......................           15,080,893            2.1%
                                                   ------------           -----
TOTAL NETHERLANDS.........................           16,491,251            2.3%
                                                   ------------           -----

NEW ZEALAND -- (0.3%)
    Other Securities......................            2,588,202            0.3%
                                                   ------------           -----

NORWAY -- (1.1%)
    Other Securities......................            8,657,404            1.2%
                                                   ------------           -----

POLAND -- (0.0%)
    Other Securities......................                1,632            0.0%
                                                   ------------           -----

PORTUGAL -- (0.4%)
    Other Securities......................            2,901,596            0.4%
                                                   ------------           -----

RUSSIA -- (0.0%)
    Other Securities......................              162,824            0.0%
                                                   ------------           -----

SINGAPORE -- (1.5%)
    Other Securities......................           11,888,127            1.7%
                                                   ------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                       Percentage
                                               Shares     Value++    of Net Assets**
                                               ------     -------    ---------------
SPAIN -- (1.7%)
    Banco Santander SA.......................   225,183 $  1,626,170            0.2%
    Other Securities.........................             12,060,553            1.7%
                                                        ------------           -----
TOTAL SPAIN..................................             13,686,723            1.9%
                                                        ------------           -----

SWEDEN -- (2.8%)
    Skandinaviska Enskilda Banken AB Class A.   137,821    1,417,813            0.2%
    Svenska Cellulosa AB Class B.............    56,655    1,475,796            0.2%
    Other Securities.........................             19,797,640            2.8%
                                                        ------------           -----
TOTAL SWEDEN.................................             22,691,249            3.2%
                                                        ------------           -----

SWITZERLAND -- (6.5%)
    Aryzta AG................................    20,455    1,270,060            0.2%
    Credit Suisse Group AG...................   122,750    3,408,894            0.5%
    Holcim, Ltd..............................    27,255    2,126,026            0.3%
    Julius Baer Group, Ltd...................    35,941    1,432,765            0.2%
    Nestle SA................................    29,483    2,102,505            0.3%
    Novartis AG ADR..........................    28,202    2,080,180            0.3%
    Swiss Re AG..............................    36,499    2,904,648            0.4%
    Zurich Insurance Group AG................    17,042    4,762,244            0.7%
    Other Securities.........................             32,036,026            4.5%
                                                        ------------           -----
TOTAL SWITZERLAND............................             52,123,348            7.4%
                                                        ------------           -----

UNITED KINGDOM -- (16.2%)
    Anglo American P.L.C.....................    74,284    1,816,300            0.3%
*   Barratt Developments P.L.C...............   279,427    1,352,655            0.2%
    BP P.L.C. Sponsored ADR..................    89,366    3,896,357            0.6%
#   HSBC Holdings P.L.C. Sponsored ADR.......   102,908    5,645,533            0.8%
    Legal & General Group P.L.C..............   566,357    1,493,566            0.2%
*   Lloyds Banking Group P.L.C............... 1,911,509    1,623,813            0.2%
    Old Mutual P.L.C.........................   465,474    1,484,671            0.2%
    Persimmon P.L.C..........................    78,274    1,314,901            0.2%
    Royal Dutch Shell P.L.C. ADR.............    88,550    6,179,904            0.9%
    Standard Chartered P.L.C.................    70,024    1,762,322            0.3%
    Taylor Wimpey P.L.C......................   883,661    1,278,594            0.2%
    Travis Perkins P.L.C.....................    58,572    1,306,902            0.2%
    Vodafone Group P.L.C. Sponsored ADR......   165,738    5,069,925            0.7%
    Other Securities.........................             95,181,342           13.3%
                                                        ------------           -----
TOTAL UNITED KINGDOM.........................            129,406,785           18.3%
                                                        ------------           -----

UNITED STATES -- (0.1%)
    Other Securities.........................                686,407            0.1%
                                                        ------------           -----
TOTAL COMMON STOCKS..........................            702,111,860           99.2%
                                                        ------------           -----

PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
    Other Securities.........................                158,699            0.0%
                                                        ------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities.........................                  1,265            0.0%
                                                        ------------           -----
TOTAL PREFERRED STOCKS.......................                159,964            0.0%
                                                        ------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities.........................                     --            0.0%
                                                        ------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                  Percentage
                                                                         Shares      Value++    of Net Assets**
                                                                         ------      -------    ---------------
BELGIUM -- (0.0%)
      Other Securities.................................................           $          --            0.0%
                                                                                  -------------          ------

CANADA -- (0.0%)
      Other Securities.................................................                     426            0.0%
                                                                                  -------------          ------

ISRAEL -- (0.0%)
      Other Securities.................................................                   1,855            0.0%
                                                                                  -------------          ------

NETHERLANDS -- (0.0%)
      Other Securities.................................................                  10,502            0.0%
                                                                                  -------------          ------

SPAIN -- (0.0%)
      Other Securities.................................................                  51,282            0.0%
                                                                                  -------------          ------

SWITZERLAND -- (0.0%)
      Other Securities.................................................                   8,987            0.0%
                                                                                  -------------          ------

UNITED STATES -- (0.0%)
      Other Securities.................................................                      --            0.0%
                                                                                  -------------          ------
TOTAL RIGHTS/WARRANTS..................................................                  73,052            0.0%
                                                                                  -------------          ------

                                                                         Shares/
                                                                          Face
                                                                         Amount      Value+
                                                                         -------     ------
                                                                          (000)
SECURITIES LENDING COLLATERAL -- (12.3%)
(S)@  DFA Short Term Investment Fund................................... 8,470,181    98,000,000           13.9%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $283,668 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to 08/01/42,
       valued at $289,921) to be repurchased at $284,237...............      $284       284,236            0.0%
                                                                                  -------------          ------
TOTAL SECURITIES LENDING COLLATERAL....................................              98,284,236           13.9%
                                                                                  -------------          ------
TOTAL INVESTMENTS -- (100.0%) (Cost $671,847,101)......................            $800,629,112          113.1%
                                                                                  =============          ======

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                ----------------------------------------------
                                  Level 1      Level 2    Level 3    Total
                                ------------ ------------ ------- ------------
 Common Stocks
   Australia................... $  1,052,170 $ 49,336,255   --    $ 50,388,425
   Austria.....................           --    4,022,844   --       4,022,844
   Belgium.....................      833,392    8,296,172   --       9,129,564
   Canada......................   62,317,745       11,206   --      62,328,951
   China.......................       16,140       41,208   --          57,348
   Colombia....................        5,419           --   --           5,419
   Denmark.....................           --    8,337,710   --       8,337,710
   Finland.....................       35,465   12,075,314   --      12,110,779
   France......................    1,723,499   42,976,893   --      44,700,392
   Germany.....................    2,820,102   33,062,710   --      35,882,812
   Greece......................        7,743    2,683,634   --       2,691,377
   Hong Kong...................       27,491   19,548,583   --      19,576,074
   Ireland.....................    1,425,883    4,347,359   --       5,773,242
   Israel......................      640,657    4,115,799   --       4,756,456
   Italy.......................      902,890   15,859,203   --      16,762,093
   Japan.......................    3,512,372  160,790,454   --     164,302,826
   Netherlands.................    2,799,764   13,691,487   --      16,491,251
   New Zealand.................        5,405    2,582,797   --       2,588,202
   Norway......................      414,304    8,243,100   --       8,657,404
   Poland......................        1,632           --   --           1,632
   Portugal....................           --    2,901,596   --       2,901,596
   Russia......................           --      162,824   --         162,824
   Singapore...................       10,315   11,877,812   --      11,888,127
   Spain.......................    1,180,790   12,505,933   --      13,686,723
   Sweden......................       52,072   22,639,177   --      22,691,249
   Switzerland.................    4,588,197   47,535,151   --      52,123,348
   United Kingdom..............   25,618,029  103,788,756   --     129,406,785
   United States...............      686,407           --   --         686,407
 Preferred Stocks
   Germany.....................           --      158,699   --         158,699
   United Kingdom..............           --        1,265   --           1,265
 Rights/Warrants
   Australia...................           --           --   --              --
   Belgium.....................           --           --   --              --
   Canada......................           --          426   --             426
   Israel......................           --        1,855   --           1,855
   Netherlands.................           --       10,502   --          10,502
   Spain.......................           --       51,282   --          51,282
   Switzerland.................           --        8,987   --           8,987
   United States...............           --           --   --              --
 Securities Lending Collateral.           --   98,284,236   --      98,284,236
                                ------------ ------------   --    ------------
 TOTAL......................... $110,677,883 $689,951,229   --    $800,629,112
                                ============ ============   ==    ============


                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)


                                                             Shares    Value+
                                                             ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company..................................         $63,329,784
Investment in Dimensional Emerging Markets Value Fund.......          21,011,935
Investment in DFA International Small Cap Value Portfolio
  of DFA Investment Dimensions Group Inc.................... 440,290   7,810,739
                                                                     -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $83,840,660)...........................          92,152,458
                                                                     -----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $83,840,660).........         $92,152,458
                                                                     ===========

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                      ---------------------------------------
                                        Level 1    Level 2 Level 3    Total
                                      -----------  ------- ------- -----------
  Affiliated Investment Companies.... $92,152,458    --      --    $92,152,458
                                      -----------    --      --    -----------
  TOTAL.............................. $92,152,458    --      --    $92,152,458
                                      ===========    ==      ==    ===========


                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)

                                                               Shares     Value+
                                                              --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 2,103,458 $37,315,347
Investment in Dimensional Emerging Markets Value Fund........            13,834,597
Investment in International Vector Equity Portfolio of
  DFA Investment Dimensions Group Inc........................   506,865   5,423,456
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company...........................             3,572,458
                                                                        -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $55,344,699)......................................            60,145,858
                                                                        -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $55,344,699)......................................           $60,145,858
                                                                        ===========

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                     ---------------------------------------
                                       Level 1    Level 2 Level 3    Total
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $60,145,858    --      --    $60,145,858
                                     -----------    --      --    -----------
    TOTAL........................... $60,145,858    --      --    $60,145,858
                                     ===========    ==      ==    ===========


                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)


                                                             Shares  Value+
                                                             ------  -----
   AFFILIATED INVESTMENT COMPANIES -- (100.0%)
   Investment in International Core Equity Portfolio of
     DFA Investment Dimensions Group Inc.................... 53,387 $617,150
   Investment in Emerging Markets Core Equity Portfolio of
     DFA Investment Dimensions Group Inc....................  9,039  184,761
                                                                    --------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
        (Cost $780,709).....................................         801,911
                                                                    --------
      TOTAL INVESTMENTS -- (100.0%)
        (Cost $780,709).....................................        $801,911
                                                                    ========

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                        ----------------------------------------
                                        Level 1    Level 2   Level 3    Total
                                         --------  -------   -------   --------
       Affiliated Investment Companies. $801,911     --        --      $801,911
                                         --------    --        --      --------
       TOTAL........................... $801,911     --        --      $801,911
                                         ========    ==        ==      ========

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)


                                                              Shares     Value+
                                                             --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc........................... 2,188,204 $30,044,039
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc........................... 2,453,799  28,365,921
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc...........................   684,196  13,984,960
                                                                       -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $63,954,017)...........................            72,394,920
                                                                       -----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $63,954,017).........           $72,394,920
                                                                       ===========

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             Investments in Securities (Market Value)
                                                             ---------------------------------------
                                                               Level 1    Level 2 Level 3    Total
                                                             -----------  ------- ------- -----------
Affiliated Investment Companies............................. $72,394,920       --   --    $72,394,920
Futures Contracts**.........................................     129,155       --   --        129,155
Forward Currency Contracts**................................          --  $96,531   --         96,531
                                                             -----------  -------   --    -----------
TOTAL....................................................... $72,524,075  $96,531   --    $72,620,606
                                                             ===========  =======   ==    ===========

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)

                          EMERGING MARKETS PORTFOLIO

                                                                 Value+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company.................................. $3,115,578,831
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $1,999,353,541)........................................ $3,115,578,831
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                 Value+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Small Cap Series of The
  DFA Investment Trust Company.............................. $3,928,904,238
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $3,295,897,681)........................................ $3,928,904,238
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                                 Value+
                                                             ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund....... $18,532,637,581
                                                             ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $17,920,987,814)....................................... $18,532,637,581
                                                             ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).


                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (90.7%)
BRAZIL -- (10.1%)
    Banco Bradesco SA...................................   2,007,129 $   34,359,199            0.3%
#   Banco Bradesco SA ADR...............................   5,097,969     84,575,300            0.8%
    Banco do Brasil SA..................................   2,345,939     29,582,927            0.3%
    BM&FBovespa SA......................................   6,332,289     43,897,963            0.4%
#   BRF SA ADR..........................................   1,233,685     30,632,398            0.3%
#   Cia de Bebidas das Americas ADR.....................     698,422     29,347,692            0.3%
#   Itau Unibanco Holding SA ADR........................   4,846,872     81,572,855            0.7%
#   Petroleo Brasileiro SA ADR..........................   3,104,177     59,444,990            0.5%
#   Petroleo Brasileiro SA Sponsored ADR................   4,254,320     84,958,770            0.8%
#   Vale SA Sponsored ADR (91912E105)...................   3,105,319     53,069,902            0.5%
#   Vale SA Sponsored ADR (91912E204)...................   3,660,970     59,527,372            0.5%
    Other Securities....................................                622,788,372            5.4%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,213,757,740           10.8%
                                                                     --------------           -----
CHILE -- (1.6%)
    Other Securities....................................                197,585,056            1.8%
                                                                     --------------           -----
CHINA -- (13.8%)
    Bank of China, Ltd. Class H......................... 140,765,702     65,953,533            0.6%
    China Construction Bank Corp. Class H............... 132,851,302    111,503,486            1.0%
    China Mobile, Ltd. Sponsored ADR....................   1,402,895     77,495,920            0.7%
#   CNOOC, Ltd. ADR.....................................     160,515     30,070,880            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 121,753,725     85,824,770            0.8%
#   PetroChina Co., Ltd. ADR............................     229,733     29,373,661            0.3%
    Tencent Holdings, Ltd...............................     910,600     31,390,492            0.3%
    Other Securities....................................              1,236,369,019           10.9%
                                                                     --------------           -----
TOTAL CHINA.............................................              1,667,981,761           14.9%
                                                                     --------------           -----
COLOMBIA -- (0.4%)
    Other Securities....................................                 53,612,218            0.5%
                                                                     --------------           -----
CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 29,760,310            0.3%
                                                                     --------------           -----
EGYPT -- (0.0%)
    Other Securities....................................                  4,833,390            0.0%
                                                                     --------------           -----
HONG KONG -- (0.0%)
    Other Securities....................................                    221,771            0.0%
                                                                     --------------           -----
HUNGARY -- (0.3%)
    Other Securities....................................                 33,209,175            0.3%
                                                                     --------------           -----
INDIA -- (6.8%)
    HDFC Bank, Ltd......................................   2,322,906     29,485,935            0.3%
    ICICI Bank, Ltd. Sponsored ADR......................     621,150     29,082,243            0.3%
#   Infosys, Ltd. Sponsored ADR.........................     643,017     26,839,530            0.3%
    Reliance Industries, Ltd............................   2,801,585     40,932,604            0.4%
    Other Securities....................................                693,757,088            6.0%
                                                                     --------------           -----
TOTAL INDIA.............................................                820,097,400            7.3%
                                                                     --------------           -----
INDONESIA -- (3.6%)
    Other Securities....................................                432,852,678            3.9%
                                                                     --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                           Shares      Value++     of Net Assets**
                                                           ------      -------     ---------------
ISRAEL -- (0.0%)
    Other Securities....................................            $      237,053            0.0%
                                                                    --------------           -----
MALAYSIA -- (3.7%)
    CIMB Group Holdings Bhd............................. 10,654,914     27,124,760            0.3%
    Malayan Banking Bhd................................. 10,127,512     32,039,011            0.3%
    Other Securities....................................               384,967,404            3.4%
                                                                    --------------           -----
TOTAL MALAYSIA..........................................               444,131,175            4.0%
                                                                    --------------           -----
MEXICO -- (5.2%)
#   America Movil S.A.B. de C.V. Series L ADR...........  2,487,518     53,183,134            0.5%
#*  Cemex S.A.B. de C.V. Sponsored ADR..................  5,209,612     58,608,140            0.5%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................    457,537     51,880,120            0.5%
    Grupo Financiero Banorte S.A.B. de C.V..............  7,596,080     57,241,323            0.5%
    Grupo Mexico S.A.B. de C.V. Series B................ 10,271,951     36,875,579            0.3%
    Grupo Televisa S.A.B. Sponsored ADR.................  1,658,173     41,984,940            0.4%
    Other Securities....................................               330,342,376            2.9%
                                                                    --------------           -----
TOTAL MEXICO............................................               630,115,612            5.6%
                                                                    --------------           -----
PERU -- (0.2%)
    Other Securities....................................                20,327,704            0.2%
                                                                    --------------           -----
PHILIPPINES -- (1.6%)
    Other Securities....................................               190,791,744            1.7%
                                                                    --------------           -----
POLAND -- (1.4%)
    Other Securities....................................               164,142,881            1.5%
                                                                    --------------           -----
RUSSIA -- (2.7%)
    Gazprom OAO Sponsored ADR........................... 12,826,037    102,146,071            0.9%
    Lukoil OAO Sponsored ADR............................    897,216     57,048,513            0.5%
*   Sberbank of Russia Sponsored ADR....................  4,164,441     53,749,274            0.5%
    Other Securities....................................               115,537,590            1.0%
                                                                    --------------           -----
TOTAL RUSSIA............................................               328,481,448            2.9%
                                                                    --------------           -----
SOUTH AFRICA -- (6.6%)
    FirstRand, Ltd......................................  7,501,759     26,099,386            0.2%
    MTN Group, Ltd......................................  2,946,159     53,166,336            0.5%
    Naspers, Ltd. Class N...............................    566,281     37,947,970            0.3%
    Sanlam, Ltd.........................................  5,593,811     28,700,810            0.3%
#   Sasol, Ltd. Sponsored ADR...........................    796,453     34,581,989            0.3%
    Standard Bank Group, Ltd............................  2,847,588     35,607,610            0.3%
    Other Securities....................................               574,505,743            5.1%
                                                                    --------------           -----
TOTAL SOUTH AFRICA......................................               790,609,844            7.0%
                                                                    --------------           -----
SOUTH KOREA -- (13.9%)
    Hana Financial Group, Inc...........................  1,052,999     33,723,526            0.3%
#   Hyundai Mobis.......................................    130,766     29,732,132            0.3%
    Hyundai Motor Co....................................    343,409     62,357,251            0.6%
    Kia Motors Corp.....................................    578,175     28,839,997            0.3%
    LG Electronics, Inc.................................    381,094     30,545,797            0.3%
#   POSCO ADR...........................................    471,342     33,931,911            0.3%
    Samsung Electronics Co., Ltd........................    159,385    220,432,470            2.0%
    Other Securities....................................             1,230,500,499           10.8%
                                                                    --------------           -----
TOTAL SOUTH KOREA.......................................             1,670,063,583           14.9%
                                                                    --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                               Percentage
                                                    Shares       Value++     of Net Assets**
                                                    ------       -------     ---------------
TAIWAN -- (12.9%)
    Hon Hai Precision Industry Co., Ltd.......... 23,259,476 $    60,120,539            0.6%
    Taiwan Semiconductor Manufacturing Co., Ltd.. 36,401,652     135,102,224            1.2%
    Other Securities.............................              1,359,756,001           12.0%
                                                             ---------------           -----
TOTAL TAIWAN.....................................              1,554,978,764           13.8%
                                                             ---------------           -----
THAILAND -- (3.3%)
    Other Securities.............................                397,586,522            3.5%
                                                             ---------------           -----
TURKEY -- (2.4%)
    Turkiye Garanti Bankasi A.S..................  5,342,105      29,557,418            0.3%
    Other Securities.............................                254,196,106            2.2%
                                                             ---------------           -----
TOTAL TURKEY.....................................                283,753,524            2.5%
                                                             ---------------           -----
TOTAL COMMON STOCKS..............................             10,929,131,353           97.4%
                                                             ---------------           -----

PREFERRED STOCKS -- (1.5%)
BRAZIL -- (1.4%)
    Banco Bradesco SA............................  1,539,800      25,312,519            0.2%
    Other Securities.............................                144,020,540            1.3%
                                                             ---------------           -----
TOTAL BRAZIL.....................................                169,333,059            1.5%
                                                             ---------------           -----
CHILE -- (0.0%)
    Other Securities.............................                  2,750,066            0.0%
                                                             ---------------           -----
COLOMBIA -- (0.1%)
    Other Securities.............................                  3,517,543            0.1%
                                                             ---------------           -----
HONG KONG -- (0.0%)
    Other Securities.............................                    937,059            0.0%
                                                             ---------------           -----
MALAYSIA -- (0.0%)
    Other Securities.............................                     17,566            0.0%
                                                             ---------------           -----
TOTAL PREFERRED STOCKS...........................                176,555,293            1.6%
                                                             ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.............................                         29            0.0%
                                                             ---------------           -----
CHINA -- (0.0%)
    Other Securities.............................                    430,643            0.0%
                                                             ---------------           -----
MALAYSIA -- (0.0%)
    Other Securities.............................                     36,163            0.0%
                                                             ---------------           -----
POLAND -- (0.0%)
    Other Securities.............................                         --            0.0%
                                                             ---------------           -----
SOUTH KOREA -- (0.0%)
    Other Securities.............................                     93,261            0.0%
                                                             ---------------           -----
THAILAND -- (0.0%)
    Other Securities.............................                    292,497            0.0%
                                                             ---------------           -----
TOTAL RIGHTS/WARRANTS............................                    852,593            0.0%
                                                             ---------------           -----


EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                      Shares/
                                                                       Face                       Percentage
                                                                      Amount        Value+      of Net Assets**
                                                                      -------       ------      ---------------
                                                                       (000)
SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@  DFA Short Term Investment Fund...............................  79,256,698 $   917,000,000            8.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $18,991,636 FNMA, rates ranging from 3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $19,410,231) to be repurchased at
       $19,029,723................................................. $    19,030      19,029,638            0.1%
                                                                                ---------------          ------
TOTAL SECURITIES LENDING COLLATERAL................................                 936,029,638            8.3%
                                                                                ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,726,156,039).........................................               $12,042,568,877          107.3%
                                                                                ===============          ======

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               -----------------------------------------------------
                                  Level 1        Level 2     Level 3      Total
                               -------------- -------------- ------- ---------------
Common Stocks
  Brazil...................... $1,213,757,740             --   --    $ 1,213,757,740
  Chile.......................    197,585,056             --   --        197,585,056
  China.......................    207,022,397 $1,460,959,364   --      1,667,981,761
  Colombia....................     53,612,218             --   --         53,612,218
  Czech Republic..............             --     29,760,310   --         29,760,310
  Egypt.......................             --      4,833,390   --          4,833,390
  Hong Kong...................             --        221,771   --            221,771
  Hungary.....................        332,733     32,876,442   --         33,209,175
  India.......................     73,576,965    746,520,435   --        820,097,400
  Indonesia...................     14,149,078    418,703,600   --        432,852,678
  Israel......................             --        237,053   --            237,053
  Malaysia....................             --    444,131,175   --        444,131,175
  Mexico......................    630,115,612             --   --        630,115,612
  Peru........................     20,327,704             --   --         20,327,704
  Philippines.................      2,960,841    187,830,903   --        190,791,744
  Poland......................        110,118    164,032,763   --        164,142,881
  Russia......................     13,016,216    315,465,232   --        328,481,448
  South Africa................     84,699,622    705,910,222   --        790,609,844
  South Korea.................     86,292,900  1,583,770,683   --      1,670,063,583
  Taiwan......................     26,877,229  1,528,101,535   --      1,554,978,764
  Thailand....................    397,579,950          6,572   --        397,586,522
  Turkey......................      4,591,140    279,162,384   --        283,753,524
Preferred Stocks
  Brazil......................    169,333,059             --   --        169,333,059
  Chile.......................      2,750,066             --   --          2,750,066
  Colombia....................      3,517,543             --   --          3,517,543
  Hong Kong...................        937,059             --   --            937,059
  Malaysia....................             --         17,566   --             17,566
Rights/Warrants
  Brazil......................             --             29   --                 29
  China.......................             --        430,643   --            430,643
  Malaysia....................             --         36,163   --             36,163
  Poland......................             --             --   --                 --
  South Korea.................             --         93,261   --             93,261
  Thailand....................             --        292,497   --            292,497
Securities Lending Collateral              --    936,029,638   --        936,029,638
                               -------------- --------------   --    ---------------
TOTAL......................... $3,203,145,246 $8,839,423,631   --    $12,042,568,877
                               ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)


                                                                       Enhanced
                                                                      U.S. Large
                                                                       Company     U.S. Large Cap   U.S. Targeted
                                                                      Portfolio    Value Portfolio Value Portfolio*
                                                                     ------------  --------------- ----------------
ASSETS:
Investments in Affiliated Investment Company at Value...............           --  $   10,293,125              --
Investments at Value (including $0, $0, $525,577 and $1,148,887 of
 securities on loan, respectively).................................. $    199,059              --    $  3,554,137
Temporary Cash Investments at Value & Cost..........................           --              --          15,049
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................           --              --         523,336
Foreign Currencies at Value.........................................           65              --              --
Cash................................................................        5,373              --              --
Receivables:
  Investment Securities/Affiliated Investment Company Sold..........           --              --           3,000
  Dividends and Interest............................................        2,217              --             945
  Securities Lending Income.........................................           --              --             194
  Fund Shares Sold..................................................          176           7,237           3,375
  Futures Margin Variation..........................................          498              --              --
Unrealized Gain on Forward Currency Contracts.......................           79              --              --
Prepaid Expenses and Other Assets...................................           17              50              81
                                                                     ------------  --------------    ------------
    Total Assets....................................................      207,484      10,300,412       4,100,117
                                                                     ------------  --------------    ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................           --              --         523,336
  Investment Securities/Affiliated Investment Company
   Purchased........................................................           --              --             175
  Fund Shares Redeemed..............................................          191           5,885           2,061
  Due to Advisor....................................................           33           1,243             871
Unrealized Loss on Forward Currency Contracts.......................          591              --              --
Accrued Expenses and Other Liabilities..............................           13             309             311
                                                                     ------------  --------------    ------------
    Total Liabilities...............................................          828           7,437         526,754
                                                                     ------------  --------------    ------------
NET ASSETS.......................................................... $    206,656  $   10,292,975    $  3,573,363
                                                                     ============  ==============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Class R1 Shares -- based on net assets of $0; $0; $62,651 and $0
 and shares outstanding of 0; 0; 3,264,312 and 0, respectively......          N/A             N/A    $      19.19
                                                                     ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.........................................          N/A             N/A     100,000,000
                                                                     ============  ==============    ============
Class R2 Shares -- based on net assets of $0; $0; $17,311 and $0
 and shares outstanding of 0; 0; 903,340 and 0, respectively........          N/A             N/A    $      19.16
                                                                     ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.........................................          N/A             N/A     100,000,000
                                                                     ============  ==============    ============
Institutional Class Shares -- based on net assets of $206,656;
 $10,292,975; $3,493,401 and $8,001,377 and shares outstanding of 19,567,123; 393,262,518; 182,001,722 and 271,381,107,
 respectively....................................................... $      10.56  $        26.17    $      19.19
                                                                     ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.........................................  300,000,000   2,000,000,000     700,000,000
                                                                     ============  ==============    ============
Investments in Affiliated Investment Company at Cost................ $         --  $    7,006,025    $         --
                                                                     ------------  --------------    ------------
Investments at Cost................................................. $    195,388  $           --    $  2,664,331
                                                                     ============  ==============    ============
Foreign Currencies at Cost.......................................... $         64  $           --    $         --
                                                                     ============  ==============    ============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    225,382  $    7,950,211    $  2,603,117
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................        1,557          17,517           2,260
Accumulated Net Realized Gain (Loss)................................      (31,229)       (961,853)         78,180
Net Unrealized Foreign Exchange Gain (Loss).........................         (500)             --              --
Net Unrealized Appreciation (Depreciation)..........................       11,446       3,287,100         889,806
                                                                     ------------  --------------    ------------
NET ASSETS.......................................................... $    206,656  $   10,292,975    $  3,573,363
                                                                     ============  ==============    ============


                                                                      U.S. Small Cap
                                                                     Value Portfolio*
                                                                     ----------------
ASSETS:
Investments in Affiliated Investment Company at Value...............              --
Investments at Value (including $0, $0, $525,577 and $1,148,887 of
 securities on loan, respectively)..................................  $    7,960,555
Temporary Cash Investments at Value & Cost..........................          33,496
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................       1,147,518
Foreign Currencies at Value.........................................              --
Cash................................................................              --
Receivables:
  Investment Securities/Affiliated Investment Company Sold..........           8,850
  Dividends and Interest............................................           2,471
  Securities Lending Income.........................................             488
  Fund Shares Sold..................................................           9,749
  Futures Margin Variation..........................................              --
Unrealized Gain on Forward Currency Contracts.......................              --
Prepaid Expenses and Other Assets...................................              55
                                                                      --------------
    Total Assets....................................................       9,163,182
                                                                      --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................       1,147,518
  Investment Securities/Affiliated Investment Company
   Purchased........................................................           7,235
  Fund Shares Redeemed..............................................           3,446
  Due to Advisor....................................................           2,767
Unrealized Loss on Forward Currency Contracts.......................              --
Accrued Expenses and Other Liabilities..............................             839
                                                                      --------------
    Total Liabilities...............................................       1,161,805
                                                                      --------------
NET ASSETS..........................................................  $    8,001,377
                                                                      ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Class R1 Shares -- based on net assets of $0; $0; $62,651 and $0
 and shares outstanding of 0; 0; 3,264,312 and 0, respectively......             N/A
                                                                      ==============
NUMBER OF SHARES AUTHORIZED.........................................             N/A
                                                                      ==============
Class R2 Shares -- based on net assets of $0; $0; $17,311 and $0
 and shares outstanding of 0; 0; 903,340 and 0, respectively........             N/A
                                                                      ==============
NUMBER OF SHARES AUTHORIZED.........................................             N/A
                                                                      ==============
Institutional Class Shares -- based on net assets of $206,656;
 $10,292,975; $3,493,401 and $8,001,377 and shares outstanding of 19,567,123; 393,262,518; 182,001,722 and 271,381,107,
 respectively.......................................................  $        29.48
                                                                      ==============
NUMBER OF SHARES AUTHORIZED.........................................   1,700,000,000
                                                                      ==============
Investments in Affiliated Investment Company at Cost................  $           --
                                                                      --------------
Investments at Cost.................................................  $    6,196,547
                                                                      ==============
Foreign Currencies at Cost..........................................  $           --
                                                                      ==============
NET ASSETS CONSIST OF:
Paid-In Capital.....................................................  $    6,030,103
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................             879
Accumulated Net Realized Gain (Loss)................................         206,387
Net Unrealized Foreign Exchange Gain (Loss).........................              --
Net Unrealized Appreciation (Depreciation)..........................       1,764,008
                                                                      --------------
NET ASSETS..........................................................  $    8,001,377
                                                                      ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)


                                                        U.S. Core      U.S. Core     U.S. Vector
                                                         Equity 1       Equity 2       Equity      U.S. Small Cap
                                                        Portfolio*     Portfolio*    Portfolio*      Portfolio*
                                                      -------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $854,220,
 $1,103,210, $332,051 and $1,157,263 of securities
 on loan, respectively).............................. $    6,051,230 $    8,368,421 $    2,446,738 $    5,505,288
Temporary Cash Investments at Value & Cost...........         45,236         33,806          7,726         35,635
Collateral from Securities on Loan Invested in
 Affiliate at Value & Cost...........................        862,089      1,109,766        333,894      1,161,714
Cash.................................................             --             --             --              7
Receivables:
  Investment Securities Sold.........................             55             99             48          9,853
  Dividends, Interest and Tax Reclaims...............          4,543          6,624          1,203          1,612
  Securities Lending Income..........................            426            627            228          1,185
  Fund Shares Sold...................................          5,469         17,274          3,376         11,522
Prepaid Expenses and Other Assets....................             62             60             31             48
                                                      -------------- -------------- -------------- --------------
     Total Assets....................................      6,969,110      9,536,677      2,793,244      6,726,864
                                                      -------------- -------------- -------------- --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................        862,089      1,109,766        333,894      1,161,714
  Investment Securities Purchased....................         12,440         12,467          1,640         27,825
  Fund Shares Redeemed...............................          2,384          3,327          1,007          2,403
  Due to Advisor.....................................            830          1,350            512          1,240
Accrued Expenses and Other Liabilities...............            181            305            181            531
                                                      -------------- -------------- -------------- --------------
     Total Liabilities...............................        877,924      1,127,215        337,234      1,193,713
                                                      -------------- -------------- -------------- --------------
NET ASSETS........................................... $    6,091,186 $    8,409,462 $    2,456,010 $    5,533,151
                                                      ============== ============== ============== ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $6,091,186; $8,409,462; $2,456,010 and
 $5,533,151 and shares outstanding of
 437,632,343; 612,270,664; 181,890,221 and
 218,757,400, respectively........................... $        13.92 $        13.73 $        13.50 $        25.29
                                                      ============== ============== ============== ==============
NUMBER OF SHARES AUTHORIZED..........................  1,500,000,000  2,300,000,000  1,000,000,000  1,000,000,000
                                                      ============== ============== ============== ==============
Investments at Cost.................................. $    4,555,078 $    6,298,923 $    1,874,271 $    4,262,927
                                                      ============== ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $    4,581,704 $    6,299,473 $    1,870,377 $    4,185,361
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................         12,031         16,686          3,778          6,122
Accumulated Net Realized Gain (Loss).................          1,299         23,805          9,388         99,307
Net Unrealized Appreciation (Depreciation)...........      1,496,152      2,069,498        572,467      1,242,361
                                                      -------------- -------------- -------------- --------------
NET ASSETS........................................... $    6,091,186 $    8,409,462 $    2,456,010 $    5,533,151
                                                      ============== ============== ============== ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)


                                                                               DFA Real
                                                                                Estate       Large Cap    International
                                                             U.S. Micro Cap   Securities   International   Core Equity
                                                               Portfolio*     Portfolio*    Portfolio*     Portfolio*
                                                             --------------  ------------  ------------- --------------
ASSETS:
Investments at Value (including $640,195, $465,614,
 $363,261 and $1,226,291 of securities on loan,
 respectively).............................................. $    3,933,546  $  4,631,732  $  2,421,245  $    7,859,560
Temporary Cash Investments at Value & Cost..................         18,814        23,601            --              --
Collateral Received from Securities on Loan at Value &
 Cost.......................................................             --            --           419          10,013
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................        640,181       471,171       372,000       1,250,000
Foreign Currencies at Value.................................             --            --        13,379          12,458
Cash........................................................             98            --         1,928           6,069
Receivables:
  Investment Securities Sold................................          3,584            --           380           3,273
  Dividends, Interest and Tax Reclaims......................          1,035         3,459        12,780          38,874
  Securities Lending Income.................................            696            34           685           2,379
  Fund Shares Sold..........................................          2,239         3,295         3,748          11,783
Unrealized Gain on Foreign Currency Contracts...............             --            --            18              52
Prepaid Expenses and Other Assets...........................             42            37            30              92
                                                             --------------  ------------  ------------  --------------
     Total Assets...........................................      4,600,235     5,133,329     2,826,612       9,194,553
                                                             --------------  ------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................        640,181       471,171       372,419       1,260,013
  Investment Securities Purchased...........................          6,152         8,403        10,968          10,235
  Fund Shares Redeemed......................................          1,133         2,083         1,147           2,808
  Due to Advisor............................................          1,278           606           486           2,187
Unrealized Loss on Foreign Currency Contracts...............             --            --            13              --
Accrued Expenses and Other Liabilities......................            518           179           173             447
                                                             --------------  ------------  ------------  --------------
     Total Liabilities......................................        649,262       482,442       385,206       1,275,690
                                                             --------------  ------------  ------------  --------------
NET ASSETS.................................................. $    3,950,973  $  4,650,887  $  2,441,406  $    7,918,863
                                                             ==============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $3,950,973; $4,650,887; $2,441,406 and $7,918,863
 and shares outstanding of 243,487,676; 154,037,887;
 117,122,110 and 685,251,796, respectively.................. $        16.23  $      30.19  $      20.84  $        11.56
                                                             ==============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000   700,000,000   500,000,000   2,000,000,000
                                                             ==============  ============  ============  ==============
Investments at Cost......................................... $    3,016,121  $  2,915,788  $  1,966,102  $    7,224,131
                                                             ==============  ============  ============  ==============
Foreign Currencies at Cost.................................. $           --  $         --  $     13,343  $       12,387
                                                             ==============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    2,932,169  $  3,175,737  $  2,201,422  $    7,314,502
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................           (633)       27,080        19,673          67,823
Accumulated Net Realized Gain (Loss)........................        102,012      (267,874)     (234,786)        (98,703)
Net Unrealized Foreign Exchange Gain (Loss).................             --            --           (82)           (259)
Net Unrealized Appreciation (Depreciation)..................        917,425     1,715,944       455,179         635,500
                                                             --------------  ------------  ------------  --------------
NET ASSETS.................................................. $    3,950,973  $  4,650,887  $  2,441,406  $    7,918,863
                                                             ==============  ============  ============  ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                        International                 Asia Pacific     United
                                                            Small      Japanese Small    Small      Kingdom Small
                                                           Company        Company       Company        Company
                                                          Portfolio      Portfolio     Portfolio      Portfolio
                                                       --------------  -------------- ------------  -------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value................................................ $    7,372,032   $    495,729  $    270,965  $     33,314
Cash..................................................         16,486             --            --            --
Receivables:
  Fund Shares Sold....................................          4,184             --            36            --
Prepaid Expenses and Other Assets.....................             32              7             7             9
                                                       --------------   ------------  ------------  ------------
     Total Assets.....................................      7,392,734        495,736       271,008        33,323
                                                       --------------   ------------  ------------  ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed................................          2,162             59             1            --
  Due to Advisor......................................          2,348            155            88            10
Accrued Expenses and Other Liabilities................            227             11             8             4
                                                       --------------   ------------  ------------  ------------
     Total Liabilities................................          4,737            225            97            14
                                                       --------------   ------------  ------------  ------------
NET ASSETS............................................ $    7,387,997   $    495,511  $    270,911  $     33,309
                                                       ==============   ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $7,387,997; $495,511; $270,911 and $33,309 and
 shares outstanding of 425,452,438; 26,497,015;
 10,918,035 and 1,055,130, respectively............... $        17.37   $      18.70  $      24.81  $      31.57
                                                       ==============   ============  ============  ============
NUMBER OF SHARES AUTHORIZED...........................  1,500,000,000    100,000,000   100,000,000   100,000,000
                                                       ==============   ============  ============  ============
Investments in Affiliated Investment Companies at
 Cost................................................. $    6,490,278   $    479,448  $    240,342  $     22,855
                                                       ==============   ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital....................................... $    6,370,450   $    546,458  $    267,020  $     24,189
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income).....................         24,504          3,265        (3,427)          136
Accumulated Net Realized Gain (Loss)..................        111,764        (70,341)      (23,302)       (1,482)
Net Unrealized Foreign Exchange Gain (Loss)...........           (475)          (152)           (3)            7
Net Unrealized Appreciation (Depreciation)............        881,754         16,281        30,623        10,459
                                                       --------------   ------------  ------------  ------------
NET ASSETS............................................ $    7,387,997   $    495,511  $    270,911  $     33,309
                                                       ==============   ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                        DFA
                                                                      Continental  International  DFA Global         DFA
                                                                         Small      Real Estate   Real Estate   International
                                                                        Company     Securities    Securities      Small Cap
                                                                       Portfolio     Portfolio     Portfolio   Value Portfolio*
                                                                     ------------  ------------- ------------  ----------------
ASSETS:
Investments in Affiliated Investment Companies at Value............. $    115,717            --  $  1,724,763               --
Investments at Value (including $0, $331,693, $0 and
 $1,396,070 of securities on loan, respectively)....................           --  $  1,951,773            --   $    9,916,546
Temporary Cash Investments at Value & Cost..........................           --            --         3,473               --
Collateral Received from Securities on Loan at Value & Cost.........           --           185            --            9,529
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................           --       351,000            --        1,413,000
Foreign Currencies at Value.........................................           --         4,019            --           28,750
Cash................................................................           --        12,204            --           10,312
Receivables:
  Investment Securities/Affiliated Investment Company Sold..........           --            --            --            7,166
  Dividends, Interest and Tax Reclaims..............................           --         9,808            --           60,793
  Securities Lending Income.........................................           --           390            --            3,567
  Fund Shares Sold..................................................            1         2,765         3,639            7,374
Unrealized Gain on Foreign Currency Contracts.......................           --            15            --               64
Prepaid Expenses and Other Assets...................................           10            33             9               97
                                                                     ------------  ------------  ------------   --------------
     Total Assets...................................................      115,728     2,332,192     1,731,884       11,457,198
                                                                     ------------  ------------  ------------   --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................           --       351,185            --        1,422,529
  Investment Securities/Affiliated Investment Company Purchased.....           --        10,220         1,154           17,114
  Fund Shares Redeemed..............................................           33           722         1,112            2,548
  Due to Advisor....................................................           37           542            69            4,421
Unrealized Loss on Foreign Currency Contracts.......................           --            --            --                2
Accrued Expenses and Other Liabilities..............................            7           126            35            1,625
                                                                     ------------  ------------  ------------   --------------
     Total Liabilities..............................................           77       362,795         2,370        1,448,239
                                                                     ------------  ------------  ------------   --------------
NET ASSETS.......................................................... $    115,651  $  1,969,397  $  1,729,514   $   10,008,959
                                                                     ============  ============  ============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Institutional Class Shares -- based on net assets of $115,651;
 $1,969,397; $1,729,514 and $10,008,959 and shares
 outstanding of 6,890,545; 339,913,819; 168,893,615 and
 564,173,715, respectively.......................................... $      16.78  $       5.79  $      10.24   $        17.74
                                                                     ============  ============  ============   ==============
NUMBER OF SHARES AUTHORIZED.........................................  100,000,000   700,000,000   500,000,000    2,300,000,000
                                                                     ============  ============  ============   ==============
Investments in Affiliated Investment Companies at Cost.............. $    104,610  $         --  $  1,248,552   $           --
                                                                     ------------  ------------  ------------   --------------
Investments at Cost................................................. $         --  $  1,551,690  $         --   $    9,182,182
                                                                     ============  ============  ============   ==============
Foreign Currencies at Cost.......................................... $         --  $      3,998  $         --   $       28,500
                                                                     ============  ============  ============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    130,974  $  1,995,572  $  1,285,545   $    9,143,783
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................          924      (194,025)        1,216           65,857
Accumulated Net Realized Gain (Loss)................................      (27,480)     (232,198)      (33,458)          65,063
Net Unrealized Foreign Exchange Gain (Loss).........................          126           (56)           --             (358)
Net Unrealized Appreciation (Depreciation)..........................       11,107       400,104       476,211          734,614
                                                                     ------------  ------------  ------------   --------------
NET ASSETS.......................................................... $    115,651  $  1,969,397  $  1,729,514   $   10,008,959
                                                                     ============  ============  ============   ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                             International                 World ex U.S.  World ex U.S.
                                                             Vector Equity  World ex U.S.  Targeted Value  Core Equity
                                                              Portfolio*   Value Portfolio   Portfolio      Portfolio
                                                             ------------- --------------- -------------- -------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....           --   $     92,152    $     60,146  $        802
Investments at Value (including $97,568, $0, $0 and $0 of
 securities on loan, respectively).......................... $    702,345             --              --            --
Temporary Cash Investments at Value & Cost..................           --             98              --            --
Collateral Received from Securities on Loan at Value &
 Cost.......................................................          284             --              --            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................       98,000             --              --            --
Foreign Currencies at Value.................................        1,468             --              --            --
Cash........................................................          184             --             123            25
Receivables:
  Investment Securities Sold................................          255             --              --            --
  Dividends, Interest and Tax Reclaims......................        3,598             --              --            --
  Securities Lending Income.................................          233             --              --            --
  Fund Shares Sold..........................................        2,117             13              21           104
  From Advisor..............................................           --             --              --             2
Unrealized Gain on Foreign Currency Contracts...............            3             --              --            --
Deferred Offering Costs.....................................           --             --              27            --
Prepaid Expenses and Other Assets...........................           13              1              16             2
                                                             ------------   ------------    ------------  ------------
     Total Assets...........................................      808,500         92,264          60,333           935
                                                             ------------   ------------    ------------  ------------
LIABILITIES:
Due to Custodian............................................           --             38              --            --
Payables:
  Upon Return of Securities Loaned..........................       98,284             --              --            --
  Investment Securities Purchased...........................        1,656             --              --            26
  Fund Shares Redeemed......................................          138              6              --            --
  Due to Advisor............................................          215             27               5            --
  Loan Payable..............................................          512             --              --            --
Accrued Expenses and Other Liabilities......................           98             18               7             2
                                                             ------------   ------------    ------------  ------------
     Total Liabilities......................................      100,903             89              12            28
                                                             ------------   ------------    ------------  ------------
NET ASSETS.................................................. $    707,597   $     92,175    $     60,321  $        907
                                                             ============   ============    ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $707,597; $92,175; $60,321 and $907 and shares
 outstanding of 66,124,410; 8,299,417; 5,250,381 and
 89,249, respectively....................................... $      10.70   $      11.11    $      11.49  $      10.16
                                                             ============   ============    ============  ============
NUMBER OF SHARES AUTHORIZED.................................  500,000,000    100,000,000     100,000,000   100,000,000
                                                             ============   ============    ============  ============
Investments in Affiliated Investment Companies at Cost...... $         --   $     83,841    $     55,345  $        781
                                                             ------------   ------------    ------------  ------------
Investments at Cost......................................... $    573,563   $         --    $         --  $         --
                                                             ============   ============    ============  ============
Foreign Currencies at Cost.................................. $      1,460   $         --    $         --  $         --
                                                             ============   ============    ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    568,064   $     88,136    $     55,028  $        886
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................        5,439            600              60            --
Accumulated Net Realized Gain (Loss)........................        5,330         (4,836)            432            --
Net Unrealized Foreign Exchange Gain (Loss).................          (26)           (36)             --            --
Net Unrealized Appreciation (Depreciation)..................      128,790          8,311           4,801            21
                                                             ------------   ------------    ------------  ------------
NET ASSETS.................................................. $    707,597   $     92,175    $     60,321  $        907
                                                             ============   ============    ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                      Selectively
                                                                     Hedged Global   Emerging      Emerging      Emerging
                                                                        Equity        Markets    Markets Small Markets Value
                                                                       Portfolio     Portfolio   Cap Portfolio   Portfolio
                                                                     ------------- ------------  ------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value............. $     72,395  $  3,115,579  $  3,928,904  $   18,532,638
Investments at Value (including $0, $0, $0, $0 and $1,111,363
 of securities on loan, respectively)...............................           --            --            --              --
Temporary Cash Investments at Value & Cost..........................        2,960            --            --              --
Collateral Received from Securities on Loan at Value & Cost.........           --            --            --              --
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................           --            --            --              --
Segregated Cash for Futures Contracts...............................          125            --            --              --
Foreign Currencies at Value.........................................           --            --            --              --
Cash................................................................           --            --            --              --
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.............................................................           --            --            --              --
  Dividends, Interest and Tax Reclaims..............................           --            --            --              --
  Securities Lending Income.........................................           --            --            --              --
  Fund Shares Sold..................................................           24         6,363         1,818          18,209
  From Advisor......................................................            1            --            --              --
  Futures Margin Variation..........................................            7            --            --              --
Unrealized Gain on Forward Currency Contracts.......................          192            --            --              --
Unrealized Gain on Foreign Currency Contracts.......................           --            --            --              --
Prepaid Expenses and Other Assets...................................            4            26            29              75
                                                                     ------------  ------------  ------------  --------------
    Total Assets....................................................       75,708     3,121,968     3,930,751      18,550,922
                                                                     ------------  ------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................           --            --            --              --
  Investment Securities/Affiliated Investment Companies
   Purchased........................................................          200            --            --              --
  Fund Shares Redeemed..............................................           --           833           315           3,763
  Due to Advisor....................................................           --           995         1,128           5,921
Unrealized Loss on Forward Currency Contracts.......................           95            --            --              --
Unrealized Loss on Foreign Currency Contracts.......................           --            --            --              --
Accrued Expenses and Other Liabilities..............................            6           114           365             369
                                                                     ------------  ------------  ------------  --------------
    Total Liabilities...............................................          301         1,942         1,808          10,053
                                                                     ------------  ------------  ------------  --------------
NET ASSETS.......................................................... $     75,407  $  3,120,026  $  3,928,943  $   18,540,869
                                                                     ============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $109,510 and $0 and shares outstanding of 0; 0; 0;
 3,676,337 and 0, respectively......................................          N/A           N/A           N/A  $        29.79
                                                                     ============  ============  ============  ==============
Institutional Class Shares -- based on net assets of $75,407;
 $3,120,026; $3,928,943; $18,431,359 and $11,222,418 and
 shares outstanding of 6,082,727; 114,599,925; 177,799,738;
 618,564,039 and 548,998,291, respectively.......................... $      12.40  $      27.23  $      22.10  $        29.80
                                                                     ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.........................................  100,000,000   500,000,000   500,000,000   1,500,000,000
                                                                     ============  ============  ============  ==============
Investments in Affiliated Investment Companies at Cost.............. $     63,954  $  1,999,354  $  3,295,898  $   17,920,988
                                                                     ------------  ------------  ------------  --------------
Investments at Cost................................................. $         --  $         --  $         --  $           --
                                                                     ============  ============  ============  ==============
Foreign Currencies at Cost.......................................... $         --  $         --  $         --  $           --
                                                                     ============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $     66,058  $  1,969,315  $  3,244,432  $   17,528,855
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)..........................................          177        12,930         1,305          37,641
Accumulated Net Realized Gain (Loss)................................          505        21,591        50,204         362,568
Net Unrealized Foreign Exchange Gain (Loss).........................           97           (35)           (4)            155
Net Unrealized Appreciation (Depreciation)..........................        8,570     1,116,225       633,006         611,650
                                                                     ------------  ------------  ------------  --------------
NET ASSETS.......................................................... $     75,407  $  3,120,026  $  3,928,943  $   18,540,869
                                                                     ============  ============  ============  ==============

                                                                        Emerging
                                                                      Markets Core
                                                                         Equity
                                                                       Portfolio*
                                                                     --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.............             --
Investments at Value (including $0, $0, $0, $0 and $1,111,363
 of securities on loan, respectively)............................... $   11,106,539
Temporary Cash Investments at Value & Cost..........................             --
Collateral Received from Securities on Loan at Value & Cost.........         19,030
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................        917,000
Segregated Cash for Futures Contracts...............................             --
Foreign Currencies at Value.........................................          9,353
Cash................................................................         97,780
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.............................................................          8,947
  Dividends, Interest and Tax Reclaims..............................         24,789
  Securities Lending Income.........................................          1,744
  Fund Shares Sold..................................................         16,534
  From Advisor......................................................             --
  Futures Margin Variation..........................................             --
Unrealized Gain on Forward Currency Contracts.......................             --
Unrealized Gain on Foreign Currency Contracts.......................             41
Prepaid Expenses and Other Assets...................................            137
                                                                     --------------
    Total Assets....................................................     12,201,894
                                                                     --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................        936,030
  Investment Securities/Affiliated Investment Companies
   Purchased........................................................         34,257
  Fund Shares Redeemed..............................................          3,022
  Due to Advisor....................................................          4,897
Unrealized Loss on Forward Currency Contracts.......................             --
Unrealized Loss on Foreign Currency Contracts.......................              2
Accrued Expenses and Other Liabilities..............................          1,268
                                                                     --------------
    Total Liabilities...............................................        979,476
                                                                     --------------
NET ASSETS.......................................................... $   11,222,418
                                                                     ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $109,510 and $0 and shares outstanding of 0; 0; 0;
 3,676,337 and 0, respectively......................................            N/A
                                                                     ==============
Institutional Class Shares -- based on net assets of $75,407;
 $3,120,026; $3,928,943; $18,431,359 and $11,222,418 and
 shares outstanding of 6,082,727; 114,599,925; 177,799,738;
 618,564,039 and 548,998,291, respectively.......................... $        20.44
                                                                     ==============
NUMBER OF SHARES AUTHORIZED.........................................  1,000,000,000
                                                                     ==============
Investments in Affiliated Investment Companies at Cost.............. $           --
                                                                     --------------
Investments at Cost................................................. $    9,790,126
                                                                     ==============
Foreign Currencies at Cost.......................................... $        9,307
                                                                     ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    9,919,927
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)..........................................         35,484
Accumulated Net Realized Gain (Loss)................................        (49,438)
Net Unrealized Foreign Exchange Gain (Loss).........................            (14)
Net Unrealized Appreciation (Depreciation)..........................      1,316,459
                                                                     --------------
NET ASSETS.......................................................... $   11,222,418
                                                                     ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)


                                                                           Enhanced
                                                                          U.S. Large U.S. Large  U.S. Targeted U.S. Small
                                                                           Company   Cap Value       Value     Cap Value
                                                                          Portfolio  Portfolio*    Portfolio   Portfolio
                                                                          ---------- ----------  ------------- ----------
Investment Income
  Net Investment Income Received from Affiliated Investment Company:
  Dividends..............................................................       --   $   96,608          --            --
  Interest...............................................................       --           19          --            --
  Income from Securities Lending.........................................       --          799          --            --
  Expenses Allocated from Affiliated Investment Company..................       --       (5,232)         --            --
                                                                           -------   ----------    --------    ----------
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................       --       92,194          --            --
                                                                           -------   ----------    --------    ----------
Fund Investment Income
  Dividends..............................................................  $    75           --    $ 32,329    $   91,674
  Interest...............................................................      829           --           9            26
  Income from Securities Lending.........................................       --           --       1,245         2,600
                                                                           -------   ----------    --------    ----------
     Total Investment Income.............................................      904           --      33,583        94,300
                                                                           -------   ----------    --------    ----------
Fund Expenses
  Investment Advisory Services Fees......................................       49           --       1,660         7,440
  Administrative Services Fees...........................................      146        6,867       4,153        11,169
  Accounting & Transfer Agent Fees.......................................       18           42         154           334
  S&P 500(R) Fees........................................................        4           --          --            --
  Shareholder Servicing Fees --
    Class R1 Shares......................................................       --           --          28            --
    Class R2 Shares......................................................       --           --          18            --
  Custodian Fees.........................................................        6           --          29            57
  Filing Fees............................................................       12           63          34            59
  Shareholders' Reports..................................................        3          111          54            87
  Directors'/Trustees' Fees & Expenses...................................        1           36          13            31
  Professional Fees......................................................        2           31          38            92
  Other..................................................................        1           36          24            49
                                                                           -------   ----------    --------    ----------
     Total Expenses......................................................      242        7,186       6,205        19,318
                                                                           -------   ----------    --------    ----------
  Fees Paid Indirectly...................................................       (1)          --          --            --
                                                                           -------   ----------    --------    ----------
  Net Expenses...........................................................      241        7,186       6,205        19,318
                                                                           -------   ----------    --------    ----------
  Net Investment Income (Loss)...........................................      663       85,008      27,378        74,982
                                                                           -------   ----------    --------    ----------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................     (491)     370,791      79,065       213,073
    Futures..............................................................   19,942           --        (402)        1,840
    Foreign Currency Transactions........................................     (913)          --          --            --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................    1,534    1,091,167     459,962       978,070
    Futures..............................................................    4,948           --          --            --
    Translation of Foreign Currency Denominated Amounts..................      663           --          --            --
                                                                           -------   ----------    --------    ----------
  Net Realized and Unrealized Gain (Loss)................................   25,683    1,461,958     538,625     1,192,983
                                                                           -------   ----------    --------    ----------
Net Increase (Decrease) in Net Assets Resulting from Operations..........  $26,346   $1,546,966    $566,003    $1,267,965
                                                                           =======   ==========    ========    ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)


                                                         U.S. Core U.S. Core  U.S. Vector
                                                         Equity 1  Equity 2     Equity     U.S. Small
                                                         Portfolio Portfolio   Portfolio  Cap Portfolio
                                                         --------- ---------- ----------- -------------
Investment Income
  Dividends............................................. $ 57,725  $   80,206  $ 22,542     $ 48,381
  Interest..............................................       24          26        11           21
  Income from Securities Lending........................    1,744       2,782     1,196        6,051
                                                         --------  ----------  --------     --------
     Total Investment Income............................   59,493      83,014    23,749       54,453
                                                         --------  ----------  --------     --------
Expenses
  Investment Advisory Services Fees.....................    4,635       7,620     3,356          748
  Administrative Services Fees..........................       --          --        --        7,980
  Accounting & Transfer Agent Fees......................      246         340       104          224
  Custodian Fees........................................       45          50        20           44
  Filing Fees...........................................       65          79        32           30
  Shareholders' Reports.................................       36          65        30           57
  Directors'/Trustees' Fees & Expenses..................       21          30         9           19
  Professional Fees.....................................       60          87        27           61
  Other.................................................       32          46        17           33
                                                         --------  ----------  --------     --------
     Total Expenses.....................................    5,140       8,317     3,595        9,196
                                                         --------  ----------  --------     --------
  Net Investment Income (Loss)..........................   54,353      74,697    20,154       45,257
                                                         --------  ----------  --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................   15,630      26,016    10,012      119,956
    Futures.............................................       --          --        --         (494)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...............................  746,259   1,076,031   329,248      591,079
                                                         --------  ----------  --------     --------
  Net Realized and Unrealized Gain (Loss)...............  761,889   1,102,047   339,260      710,541
                                                         --------  ----------  --------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations............................................. $816,242  $1,176,744  $359,414     $755,798
                                                         ========  ==========  ========     ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)


                                                                                   DFA Real
                                                                                    Estate     Large Cap   International
                                                                     U.S. Micro   Securities International  Core Equity
                                                                    Cap Portfolio Portfolio    Portfolio     Portfolio
                                                                    ------------- ---------- ------------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $16, $0, $2,907 and
   $8,292, respectively)...........................................   $ 35,555     $ 62,716    $ 35,977     $  110,386
  Interest.........................................................         11           17           3              2
  Income from Securities Lending...................................      4,324          249       1,704          7,091
                                                                      --------     --------    --------     ----------
     Total Investment Income.......................................     39,890       62,982      37,684        117,479
                                                                      --------     --------    --------     ----------
Expenses
  Investment Advisory Services Fees................................      1,839        3,437       2,787         12,470
  Administrative Services Fees.....................................      7,359           --          --             --
  Accounting & Transfer Agent Fees.................................        169          186         110            324
  Custodian Fees...................................................         36           21         189            725
  Filing Fees......................................................         38           45          27             84
  Shareholders' Reports............................................         47           68          45             75
  Directors'/Trustees' Fees & Expenses.............................         15           16           9             27
  Professional Fees................................................         45           50          27             86
  Other............................................................         27           23          28             61
                                                                      --------     --------    --------     ----------
     Total Expenses................................................      9,575        3,846       3,222         13,852
                                                                      --------     --------    --------     ----------
  Fees Waived, Expenses Reimbursed, and/or Previously Waived
   Fees Recovered by Advisor (Note C)..............................         --         (235)         --             --
  Fees Paid Indirectly.............................................         --           --          (6)           (14)
                                                                      --------     --------    --------     ----------
  Net Expenses.....................................................      9,575        3,611       3,216         13,838
                                                                      --------     --------    --------     ----------
  Net Investment Income (Loss).....................................     30,315       59,371      34,468        103,641
                                                                      --------     --------    --------     ----------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Investment Securities...         --        8,460          --             --
  Net Realized Gain (Loss) on:
    Investment Securities Sold.....................................    111,879        6,230     (15,247)         6,684
    Futures........................................................       (423)          --          --             --
    Foreign Currency Transactions..................................         --           --        (187)        (1,185)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.....................    414,243      637,870     293,305        916,985
    Translation of Foreign Currency Denominated Amounts............         --           --          30            (38)
                                                                      --------     --------    --------     ----------
  Net Realized and Unrealized Gain (Loss)..........................    525,699      652,560     277,901        922,446
                                                                      --------     --------    --------     ----------
Net Increase (Decrease) in Net Assets Resulting from
 Operations........................................................   $556,014     $711,931    $312,369     $1,026,087
                                                                      ========     ========    ========     ==========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                                  United
                                                                          International  Japanese  Asia Pacific  Kingdom
                                                                              Small       Small       Small       Small
                                                                             Company     Company     Company     Company
                                                                           Portfolio*   Portfolio*  Portfolio*  Portfolio*
                                                                          ------------- ---------- ------------ ----------
Investment Income
  Net Investment Income Received from Affiliated Investment
   Companies:
  Dividends (Net of Foreign Taxes Withheld of $7,370, $455, $109 and
   $2, respectively).....................................................   $ 89,043     $ 5,140     $ 3,671      $  471
  Interest...............................................................         44          --          --          --
  Income from Securities Lending.........................................      9,399         349         461           4
  Expenses Allocated from Affiliated Investment Companies................     (4,949)       (302)       (204)        (20)
                                                                            --------     -------     -------      ------
     Total Net Investment Income Received from Affiliated Investment
      Companies..........................................................     93,537       5,187       3,928         455
                                                                            --------     -------     -------      ------
Fund Investment Income
  Interest...............................................................         10          --          --          --
                                                                            --------     -------     -------      ------
     Total Investment Income.............................................         10          --          --          --
                                                                            --------     -------     -------      ------
Fund Expenses
  Administrative Services Fees...........................................     13,736         785         503          65
  Accounting & Transfer Agent Fees.......................................         37           9           8           7
  Filing Fees............................................................         68          15          13           9
  Shareholders' Reports..................................................         95           2           2           1
  Directors'/Trustees' Fees & Expenses...................................         28           1           1          --
  Professional Fees......................................................         21           2           2           1
  Other..................................................................         28          --           2          --
                                                                            --------     -------     -------      ------
     Total Expenses......................................................     14,013         814         531          83
                                                                            --------     -------     -------      ------
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................         --          --          --          (7)
                                                                            --------     -------     -------      ------
  Net Expenses...........................................................     14,013         814         531          76
                                                                            --------     -------     -------      ------
Net Investment Income (Loss).............................................     79,534       4,373       3,397         379
                                                                            --------     -------     -------      ------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................    121,843       6,271       1,740         835
    Futures..............................................................        (29)         --          --          --
    Foreign Currency Transactions**......................................     (1,145)       (268)         40          (1)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................    783,843      85,864      18,125       3,283
    Futures..............................................................         30          --          --          --
    Translation of Foreign Currency Denominated Amounts..................        (54)       (115)         (7)          3
                                                                            --------     -------     -------      ------
  Net Realized and Unrealized Gain (Loss)................................    904,488      91,752      19,898       4,120
                                                                            --------     -------     -------      ------
Net Increase (Decrease) in Net Assets Resulting from Operations..........   $984,022     $96,125     $23,295      $4,499
                                                                            ========     =======     =======      ======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $9, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                           DFA                       DFA
                                                                          Continental International DFA Global  International
                                                                             Small     Real Estate  Real Estate   Small Cap
                                                                            Company    Securities   Securities      Value
                                                                          Portfolio*    Portfolio    Portfolio    Portfolio
                                                                          ----------- ------------- ----------- -------------
Investment Income
  Net Investment Income Received from Affiliated Investment Company:
  Dividends..............................................................   $ 1,261           --           --            --
  Income Distributions Received from Affiliated Investment Companies.....        --           --     $ 74,325            --
  Interest...............................................................         2           --           --            --
  Income from Securities Lending.........................................       225           --           --            --
  Expenses Allocated from Affiliated Investment Company..................       (81)          --           --            --
                                                                            -------     --------     --------    ----------
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................     1,407           --       74,325            --
                                                                            -------     --------     --------    ----------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $4,294, $0 and
   $9,356, respectively).................................................        --     $ 36,460           --    $  139,615
  Interest...............................................................        --           --            2            --
  Income from Securities Lending.........................................        --          933           --        12,865
                                                                            -------     --------     --------    ----------
     Total Fund Investment Income........................................        --       37,393            2       152,480
                                                                            -------     --------     --------    ----------
Fund Expenses
  Investment Advisory Services Fees......................................        --        2,916        1,962        29,673
  Administrative Services Fees...........................................       221           --           --            --
  Accounting & Transfer Agent Fees.......................................         8           84           14           412
  Custodian Fees.........................................................        --          205           --         1,207
  Filing Fees............................................................        10           31           52            77
  Shareholders' Reports..................................................         2           32           20           114
  Directors'/Trustees' Fees & Expenses...................................        --            6            5            36
  Professional Fees......................................................         1           21            7           126
  Other..................................................................         1           13            5            78
                                                                            -------     --------     --------    ----------
     Total Expenses......................................................       243        3,308        2,065        31,723
                                                                            -------     --------     --------    ----------
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................        --           --       (1,672)           --
  Fees Paid Indirectly...................................................        --          (12)          --           (16)
                                                                            -------     --------     --------    ----------
  Net Expenses...........................................................       243        3,296          393        31,707
                                                                            -------     --------     --------    ----------
  Net Investment Income (Loss)...........................................     1,164       34,097       73,934       120,773
                                                                            -------     --------     --------    ----------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
  Investment Securities Sold.............................................     1,466      (18,160)      (2,565)       71,173
    Futures..............................................................        29          888           --            --
    Foreign Currency Transactions........................................        (6)        (633)          --        (1,756)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................    13,754      238,017      170,366     1,439,113
    Futures..............................................................       (29)          --           --            --
    Translation of Foreign Currency Denominated Amounts..................         4          (24)          --           182
                                                                            -------     --------     --------    ----------
  Net Realized and Unrealized Gain (Loss)................................    15,218      220,088      167,801     1,508,712
                                                                            -------     --------     --------    ----------
Net Increase (Decrease) in Net Assets Resulting from Operations..........   $16,382     $254,185     $241,735    $1,629,485
                                                                            =======     ========     ========    ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                      World ex U.S.
                                                                          International World ex U.S.   Targeted    World ex U.S.
                                                                          Vector Equity     Value         Value      Core Equity
                                                                            Portfolio    Portfolio*   Portfolio*(a) Portfolio(b)
                                                                          ------------- ------------- ------------- -------------
Investment Income
  Net Investment Income Received from Affiliated Investment
   Companies:
  Dividends..............................................................         --       $  982        $  104           --
  Income Distributions Received from Affiliated Investment Companies.....         --           40           132           --
  Income from Securities Lending.........................................         --           59            12           --
  Expenses Allocated from Affiliated Investment Companies................         --          (70)          (12)          --
                                                                             -------       ------        ------          ---
     Total Net Investment Income Received from Affiliated Investment
      Companies..........................................................         --        1,011           236           --
                                                                             -------       ------        ------          ---
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $686, $0, $0 and $0,
   respectively).........................................................    $ 9,518           --            --           --
  Interest...............................................................          1           --            --           --
  Income from Securities Lending.........................................        702           --            --           --
                                                                             -------       ------        ------          ---
     Total Investment Income.............................................     10,221           --            --           --
                                                                             -------       ------        ------          ---
Fund Expenses
  Investment Advisory Services Fees......................................      1,430          166           113           --
  Accounting & Transfer Agent Fees.......................................         38            8             8          $ 1
  Custodian Fees.........................................................        134           --            --           --
  Filing Fees............................................................         12           18             2           --
  Shareholders' Reports..................................................          7            1            --           --
  Directors'/Trustees' Fees & Expenses...................................          2           --            --           --
  Professional Fees......................................................          7            3             3            1
  Organizational & Offering Costs........................................         --           --            27           --
  Other..................................................................          8           --            --           --
                                                                             -------       ------        ------          ---
     Total Expenses......................................................      1,638          196           153            2
                                                                             -------       ------        ------          ---
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................         --          (75)         (101)          (2)
  Fees Paid Indirectly...................................................         (2)          --            --           --
                                                                             -------       ------        ------          ---
  Net Expenses...........................................................      1,636          121            52           --
                                                                             -------       ------        ------          ---
  Net Investment Income (Loss)...........................................      8,585          890           184           --
                                                                             -------       ------        ------          ---
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Investment Securities.........         --           64           191           --
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................      6,299        1,086           242           --
    Foreign Currency Transactions........................................       (100)          (8)           (1)          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................     79,234        6,399         4,801           21
    Translation of Foreign Currency Denominated Amounts..................         --          (19)           --           --
                                                                             -------       ------        ------          ---
  Net Realized and Unrealized Gain (Loss)................................     85,433        7,522         5,233           21
                                                                             -------       ------        ------          ---
Net Increase (Decrease) in Net Assets Resulting from
 Operations..............................................................    $94,018       $8,412        $5,417          $21
                                                                             =======       ======        ======          ===

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment Companies).
(a)The Portfolio commenced operations on November 1, 2012.
(b)The Portfolio commenced operations on April 9, 2013.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                             Emerging
                                                                    Selectively              Markets    Emerging     Emerging
                                                                      Hedged      Emerging    Small     Markets    Markets Core
                                                                   Global Equity  Markets      Cap       Value        Equity
                                                                     Portfolio   Portfolio* Portfolio* Portfolio*   Portfolio
                                                                   ------------- ---------- ---------- ----------  ------------
Investment Income
  Net Investment Income Received from Affiliated Investment
   Companies:
  Dividends.......................................................        --      $ 25,461   $ 25,818  $  140,564          --
  Income Distributions Received from Affiliated Investment
   Companies......................................................    $  352            --         --          --          --
  Interest........................................................        --            --         --          10          --
  Income from Securities Lending..................................        --         1,874      8,436      14,918          --
  Expenses Allocated from Affiliated Investment Company...........        --        (2,610)    (5,825)    (15,695)         --
                                                                      ------      --------   --------  ----------    --------
     Total Net Investment Income Received from Affiliated
      Investment Companies........................................       352        24,725     28,429     139,797          --
                                                                      ------      --------   --------  ----------    --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $0 and
   $8,938, respectively)..........................................        --            --         --          --    $ 80,387
  Interest........................................................         2            --         --          --          --
  Income from Securities Lending..................................        --            --         --          --      11,926
                                                                      ------      --------   --------  ----------    --------
     Total Fund Investment Income.................................         2            --         --          --      92,313
                                                                      ------      --------   --------  ----------    --------
Fund Expenses
  Investment Advisory Services Fees...............................        83            --         --          --      27,420
  Administrative Services Fees....................................        --         5,965      7,955      35,566          --
  Accounting & Transfer Agent Fees................................         8            20         20          56         447
  Shareholder Servicing Fees --
    Class R2 Shares...............................................        --            --         --         134          --
  Custodian Fees..................................................        --            --         --          --       3,647
  Filing Fees.....................................................        18            47         65          97         118
  Shareholders' Reports...........................................        --            55         29         135         104
  Directors'/Trustees' Fees & Expenses............................        --            12         12          72          36
  Professional Fees...............................................         3            11         10          60         135
  Organizational & Offering Costs.................................         2            --         --          --          --
  Other...........................................................         1            13         12          70          70
                                                                      ------      --------   --------  ----------    --------
     Total Expenses...............................................       115         6,123      8,103      36,190      31,977
                                                                      ------      --------   --------  ----------    --------
  Fees Waived, Expenses Reimbursed, and/or Previously
   Waived Fees Recovered by Advisor (Note C)......................      (102)           --         --          --          --
  Fees Paid Indirectly............................................        --            --         --          --         (90)
                                                                      ------      --------   --------  ----------    --------
  Net Expenses....................................................        13         6,123      8,103      36,190      31,887
                                                                      ------      --------   --------  ----------    --------
  Net Investment Income (Loss)....................................       341        18,602     20,326     103,607      60,426
                                                                      ------      --------   --------  ----------    --------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies......................................................       115            --         --          --          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold....................................         1        23,130     63,561     377,401      (5,116)
    Futures.......................................................       262            --        457          --          --
    Foreign Currency Transactions**...............................       390            34       (790)       (927)     (1,834)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................     5,884       127,879    324,520     913,032     674,241
    Futures.......................................................       146            --         --          --          --
    Translation of Foreign Currency Denominated Amounts...........       190            (2)        45          74         (45)
                                                                      ------      --------   --------  ----------    --------
  Net Realized and Unrealized Gain (Loss).........................     6,988       151,041    387,793   1,289,580     667,246
                                                                      ------      --------   --------  ----------    --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.......................................................    $7,329      $169,643   $408,119  $1,393,187    $727,672
                                                                      ======      ========   ========  ==========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $1, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)


                                            Enhanced U.S. Large    U.S. Large Cap Value      U.S. Targeted Value
                                             Company Portfolio           Portfolio                Portfolio
                                           --------------------  ------------------------  ----------------------
                                           Six Months    Year    Six Months       Year     Six Months     Year
                                              Ended     Ended       Ended        Ended        Ended      Ended
                                            April 30,  Oct. 31,   April 30,     Oct. 31,    April 30,   Oct. 31,
                                              2013       2012       2013          2012        2013        2012
                                           ----------- --------  -----------  -----------  ----------- ----------
                                           (Unaudited)           (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............  $    663   $  1,469  $    85,008  $   154,843  $   27,378  $   29,117
  Net Realized Gain (Loss) on:
    Investment Securities Sold............      (491)       245      370,791      318,427      79,065     181,414
    Futures...............................    19,942     30,568           --           --        (402)      3,336
    Foreign Currency Transactions.........      (913)     1,331           --           --          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................     1,534        594    1,091,167      824,744     459,962     176,832
    Futures...............................     4,948     (6,586)          --           --          --          --
    Translation of Foreign Currency
     Denominated Amounts..................       663       (857)          --           --          --          --
                                            --------   --------  -----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    26,346     26,764    1,546,966    1,298,014     566,003     390,699
                                            --------   --------  -----------  -----------  ----------  ----------
Distributions From:
  Net Investment Income:
    Class R1 Shares.......................        --         --           --           --        (459)       (374)
    Class R2 Shares.......................        --         --           --           --        (117)        (76)
    Institutional Class Shares............    (1,111)    (2,785)     (92,857)    (150,153)    (28,487)    (24,124)
  Net Short-Term Gains:
    Class R1 Shares.......................        --         --           --           --        (162)         --
    Class R2 Shares.......................        --         --           --           --         (43)         --
    Institutional Class Shares............        --         --           --           --      (9,669)         --
  Net Long-Term Gains:
    Class R1 Shares.......................        --         --           --           --      (2,657)       (356)
    Class R2 Shares.......................        --         --           --           --        (709)        (86)
    Institutional Class Shares............        --         --           --           --    (158,843)    (19,426)
                                            --------   --------  -----------  -----------  ----------  ----------
     Total Distributions..................    (1,111)    (2,785)     (92,857)    (150,153)   (201,146)    (44,442)
                                            --------   --------  -----------  -----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued...........................    25,745     26,869    1,359,469    1,501,347     425,555     782,957
  Shares Issued in Lieu of Cash
   Distributions..........................       962      2,573       85,555      139,904     179,146      40,767
  Shares Redeemed.........................   (35,297)   (34,538)    (940,743)  (1,794,871)   (448,004)   (662,151)
                                            --------   --------  -----------  -----------  ----------  ----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    (8,590)    (5,096)     504,281     (153,620)    156,697     161,573
                                            --------   --------  -----------  -----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    16,645     18,883    1,958,390      994,241     521,554     507,830
Net Assets
  Beginning of Period.....................   190,011    171,128    8,334,585    7,340,344   3,051,809   2,543,979
                                            --------   --------  -----------  -----------  ----------  ----------
  End of Period...........................  $206,656   $190,011  $10,292,975  $ 8,334,585  $3,573,363  $3,051,809
                                            ========   ========  ===========  ===========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     2,615      3,051       55,665       72,600      23,623      48,542
  Shares Issued in Lieu of Cash
   Distributions..........................       103        314        3,643        6,979      10,844       2,677
  Shares Redeemed.........................    (3,611)    (3,906)     (39,107)     (86,993)    (24,942)    (40,606)
                                            --------   --------  -----------  -----------  ----------  ----------
     Net Increase (Decrease) from
      Shares Issued and Redeemed..........      (893)      (541)      20,201       (7,414)      9,525      10,613
                                            ========   ========  ===========  ===========  ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income).......................  $  1,557   $  2,005  $    17,517  $    25,366  $    2,260  $    3,945

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                             U.S. Small Cap Value
                                                   Portfolio         U.S. Core Equity 1 Portfolio U.S. Core Equity 2 Portfolio
                                           ------------------------  ---------------------------  ---------------------------
                                           Six Months       Year     Six Months        Year       Six Months        Year
                                              Ended        Ended        Ended         Ended          Ended         Ended
                                            April 30,     Oct. 31,    April 30,      Oct. 31,      April 30,      Oct. 31,
                                              2013          2012        2013           2012          2013           2012
                                           -----------  -----------  -----------     ----------   -----------    -----------
                                           (Unaudited)               (Unaudited)                  (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $    74,982  $    53,970  $   54,353     $   78,378    $   74,697    $   111,804
  Capital Gain Distributions Received
   from Investment Securities.............          --           --          --             36            --            105
  Net Realized Gain (Loss) on:
    Investment Securities Sold............     213,073      430,201      15,630         35,359        26,016         73,466
    Futures...............................       1,840          954          --             --            --             --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities.................     978,070      522,870     746,259        455,880     1,076,031        694,545
    Futures...............................          --         (536)         --             --            --             --
                                           -----------  -----------  ----------      ----------   ----------     -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................   1,267,965    1,007,459     816,242        569,653     1,176,744        879,920
                                           -----------  -----------  ----------      ----------   ----------     -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares............     (74,197)     (50,536)    (52,783)       (73,066)      (73,910)       (99,623)
  Net Short-Term Gains:
    Institutional Class Shares............     (15,668)          --          --             --            --             --
  Net Long-Term Gains:
    Institutional Class Shares............    (380,218)     (89,379)         --             --       (55,772)            --
                                           -----------  -----------  ----------      ----------   ----------     -----------
     Total Distributions..................    (470,083)    (139,915)    (52,783)       (73,066)     (129,682)       (99,623)
                                           -----------  -----------  ----------      ----------   ----------     -----------
Capital Share Transactions (1):
  Shares Issued...........................     766,673    1,130,039     864,936      1,316,460       908,382      1,284,909
  Shares Issued in Lieu of Cash
   Distributions..........................     427,716      131,338      47,496         66,157       125,823         96,744
  Shares Redeemed.........................  (1,079,364)  (1,581,314)   (461,678)      (733,642)     (595,789)    (1,057,872)
                                           -----------  -----------  ----------      ----------   ----------     -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........     115,025     (319,937)    450,754        648,975       438,416        323,781
                                           -----------  -----------  ----------      ----------   ----------     -----------
     Total Increase (Decrease) in Net
      Assets..............................     912,907      547,607   1,214,213      1,145,562     1,485,478      1,104,078
Net Assets
  Beginning of Period.....................   7,088,470    6,540,863   4,876,973      3,731,411     6,923,984      5,819,906
                                           -----------  -----------  ----------      ----------   ----------     -----------
  End of Period........................... $ 8,001,377  $ 7,088,470  $6,091,186     $4,876,973    $8,409,462    $ 6,923,984
                                           ===========  ===========  ==========      ==========   ==========     ===========
(1) Shares Issued and Redeemed:
  Shares Issued...........................      27,720       45,152      67,105        114,530        71,104        113,356
  Shares Issued in Lieu of Cash
   Distributions..........................      16,874        5,754       3,767          5,842        10,274          8,679
  Shares Redeemed.........................     (39,979)     (62,499)    (35,797)       (63,857)      (46,717)       (93,203)
                                           -----------  -----------  ----------      ----------   ----------     -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................       4,615      (11,593)     35,075         56,515        34,661         28,832
                                           ===========  ===========  ==========      ==========   ==========     ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $       879  $        94  $   12,031     $   10,461    $   16,686    $    15,899

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                             U.S. Vector Equity Portfolio U.S. Small Cap Portfolio U.S. Micro Cap Portfolio
                                             ---------------------------  ----------------------   ----------------------
                                             Six Months        Year       Six Months      Year     Six Months      Year
                                                Ended         Ended          Ended       Ended        Ended       Ended
                                              April 30,      Oct. 31,      April 30,    Oct. 31,    April 30,    Oct. 31,
                                                2013           2012          2013         2012        2013         2012
                                             -----------     ----------   -----------  ----------  -----------  ----------
                                             (Unaudited)                  (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).............. $   20,154     $   28,165    $   45,257   $   47,882  $   30,315   $   33,720
  Capital Gain Distributions Received from
   Investment Securities....................         --             18            --           --          --           --
  Net Realized Gain (Loss) on:
    Investment Securities Sold..............     10,012         41,027       119,956      254,365     111,879      220,675
    Futures.................................         --           (850)         (494)          --        (423)         385
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities...................    329,248        196,524       591,079      230,453     414,243      166,031
                                             ----------      ----------   ----------   ----------  ----------   ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations............................    359,414        264,884       755,798      532,700     556,014      420,811
                                             ----------      ----------   ----------   ----------  ----------   ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares..............    (18,866)       (26,665)      (44,437)     (41,256)    (34,858)     (30,423)
  Net Short-Term Gains:
    Institutional Class Shares..............         --             --        (8,279)          --          --           --
  Net Long-Term Gains:
    Institutional Class Shares..............     (3,507)            --      (228,672)          --    (176,365)          --
                                             ----------      ----------   ----------   ----------  ----------   ----------
     Total Distributions....................    (22,373)       (26,665)     (281,388)     (41,256)   (211,223)     (30,423)
                                             ----------      ----------   ----------   ----------  ----------   ----------
Capital Share Transactions (1):
  Shares Issued.............................    299,986        363,121       698,941    1,000,664     319,716      389,014
  Shares Issued in Lieu of Cash
   Distributions............................     21,964         26,213       259,714       38,143     196,436       28,484
  Shares Redeemed...........................   (212,158)      (470,271)     (463,259)    (737,229)   (347,928)    (627,647)
                                             ----------      ----------   ----------   ----------  ----------   ----------
     Net Increase (Decrease) from
      Capital Share Transactions............    109,792        (80,937)      495,396      301,578     168,224     (210,149)
                                             ----------      ----------   ----------   ----------  ----------   ----------
     Total Increase (Decrease) in Net
      Assets................................    446,833        157,282       969,806      793,022     513,015      180,239
Net Assets
  Beginning of Period.......................  2,009,177      1,851,895     4,563,345    3,770,323   3,437,958    3,257,719
                                             ----------      ----------   ----------   ----------  ----------   ----------
  End of Period............................. $2,456,010     $2,009,177    $5,533,151   $4,563,345  $3,950,973   $3,437,958
                                             ==========      ==========   ==========   ==========  ==========   ==========
(1) Shares Issued and Redeemed:
  Shares Issued.............................     24,011         33,038        29,136       45,541      21,062       27,509
  Shares Issued in Lieu of Cash
   Distributions............................      1,838          2,473        11,794        1,786      13,951        2,109
  Shares Redeemed...........................    (16,994)       (42,602)      (19,674)     (33,325)    (23,160)     (44,113)
                                             ----------      ----------   ----------   ----------  ----------   ----------
     Net Increase (Decrease) from
      Shares Issued and Redeemed............      8,855         (7,091)       21,256       14,002      11,853      (14,495)
                                             ==========      ==========   ==========   ==========  ==========   ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)......................... $    3,778     $    2,490    $    6,122   $    5,302  $     (633)  $    3,910

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                             DFA Real Estate Securities Large Cap International International Core Equity
                                                    Portfolio                  Portfolio               Portfolio
                                             -------------------------  ----------------------  -----------------------
                                             Six Months       Year      Six Months     Year     Six Months       Year
                                                Ended        Ended         Ended      Ended        Ended        Ended
                                              April 30,     Oct. 31,     April 30,   Oct. 31,    April 30,     Oct. 31,
                                                2013          2012         2013        2012        2013          2012
                                             -----------   ----------   ----------- ----------  -----------  -----------
                                             (Unaudited)                (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).............. $   59,371    $   78,788   $   34,468  $   63,623  $  103,641   $   181,573
  Capital Gain Distributions Received from
   Investment Securities....................      8,460        16,390           --          --          --            --
  Net Realized Gain (Loss) on:
    Investment Securities Sold..............      6,230        (1,763)     (15,247)    (18,104)      6,684       (40,937)
    Futures.................................         --           (46)          --          --          --            --
    Foreign Currency Transactions*..........         --            --         (187)       (353)     (1,185)          114
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency...............................    637,870       355,961      293,305      69,627     916,985       185,568
    Translation of Foreign Currency
     Denominated Amounts....................         --            --           30         (82)        (38)         (120)
                                             ----------    ----------   ----------  ----------  ----------   -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations............................    711,931       449,330      312,369     114,711   1,026,087       326,198
                                             ----------    ----------   ----------  ----------  ----------   -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares..............    (55,890)      (99,783)     (23,503)    (60,808)    (61,073)     (176,198)
                                             ----------    ----------   ----------  ----------  ----------   -----------
     Total Distributions....................    (55,890)      (99,783)     (23,503)    (60,808)    (61,073)     (176,198)
                                             ----------    ----------   ----------  ----------  ----------   -----------
Capital Share Transactions (1):
  Shares Issued.............................    544,922       826,214      345,982     634,549   1,024,387     1,839,473
  Shares Issued in Lieu of Cash
   Distributions............................     54,239        96,714       22,132      57,573      58,778       169,856
  Shares Redeemed...........................   (320,704)     (654,733)    (271,333)   (394,415)   (612,054)   (1,072,475)
                                             ----------    ----------   ----------  ----------  ----------   -----------
     Net Increase (Decrease) from
      Capital Share Transactions............    278,457       268,195       96,781     297,707     471,111       936,854
                                             ----------    ----------   ----------  ----------  ----------   -----------
     Total Increase (Decrease) in Net
      Assets................................    934,498       617,742      385,647     351,610   1,436,125     1,086,854
Net Assets
  Beginning of Period.......................  3,716,389     3,098,647    2,055,759   1,704,149   6,482,738     5,395,884
                                             ----------    ----------   ----------  ----------  ----------   -----------
  End of Period............................. $4,650,887    $3,716,389   $2,441,406  $2,055,759  $7,918,863   $ 6,482,738
                                             ==========    ==========   ==========  ==========  ==========   ===========
(1) Shares Issued and Redeemed:
  Shares Issued.............................     19,983        32,929       17,693      36,185      94,741       190,598
  Shares Issued in Lieu of Cash
   Distributions............................      2,082         3,972        1,159       3,432       5,598        18,393
  Shares Redeemed...........................    (11,880)      (26,322)     (13,899)    (22,604)    (57,155)     (112,419)
                                             ----------    ----------   ----------  ----------  ----------   -----------
     Net Increase (Decrease) from
      Shares Issued and Redeemed............     10,185        10,579        4,953      17,013      43,184        96,572
                                             ==========    ==========   ==========  ==========  ==========   ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)......................... $   27,080    $   23,599   $   19,673  $    8,708  $   67,823   $    25,255

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $1, $1 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                  International Small       Japanese Small      Asia Pacific Small
                                                   Company Portfolio       Company Portfolio     Company Portfolio
                                                -----------------------  --------------------  --------------------
                                                Six Months      Year     Six Months    Year    Six Months    Year
                                                   Ended       Ended        Ended     Ended       Ended     Ended
                                                 April 30,    Oct. 31,    April 30,  Oct. 31,   April 30,  Oct. 31,
                                                   2013         2012        2013       2012       2013       2012
                                                ----------- -----------  ----------- --------  ----------- --------
                                                (Unaudited)              (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $   79,534  $   152,324   $  4,373   $  5,072   $  3,397   $  7,452
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................    121,843       53,955      6,271     (5,341)     1,740      4,091
    Futures....................................        (29)           9         --        (75)        --        (33)
    Foreign Currency Transactions*.............     (1,145)         401       (268)       120         40        (56)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................    783,843      133,610     85,864     (6,790)    18,125      6,664
    Futures....................................         30           (1)        --          1         --          1
    Translation of Foreign Currency
     Denominated Amounts.......................        (54)        (530)      (115)       (23)        (7)       (12)
                                                ----------  -----------   --------   --------   --------   --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    984,022      339,768     96,125     (7,036)    23,295     18,107
                                                ----------  -----------   --------   --------   --------   --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................    (58,320)    (163,885)    (2,836)    (4,541)    (7,603)    (9,333)
  Net Long-Term Gains:
    Institutional Class Shares.................    (39,012)    (108,621)        --         --         --         --
                                                ----------  -----------   --------   --------   --------   --------
     Total Distributions.......................    (97,332)    (272,506)    (2,836)    (4,541)    (7,603)    (9,333)
                                                ----------  -----------   --------   --------   --------   --------
Capital Share Transactions (1):
  Shares Issued................................    587,418    1,391,405    127,552    198,642     29,434    110,755
  Shares Issued in Lieu of Cash
   Distributions...............................     92,887      262,078      2,638      4,202      7,183      8,531
  Shares Redeemed..............................   (602,158)  (1,131,600)   (21,936)   (60,419)   (19,589)   (29,131)
                                                ----------  -----------   --------   --------   --------   --------
     Net Increase (Decrease) from Capital
      Share Transactions.......................     78,147      521,883    108,254    142,425     17,028     90,155
                                                ----------  -----------   --------   --------   --------   --------
     Total Increase (Decrease) in Net
      Assets...................................    964,837      589,145    201,543    130,848     32,720     98,929
Net Assets
  Beginning of Period..........................  6,423,160    5,834,015    293,968    163,120    238,191    139,262
                                                ----------  -----------   --------   --------   --------   --------
  End of Period................................ $7,387,997  $ 6,423,160   $495,511   $293,968   $270,911   $238,191
                                                ==========  ===========   ========   ========   ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued................................     36,124       95,525      8,019     12,557      1,183      5,147
  Shares Issued in Lieu of Cash
   Distributions...............................      6,000       19,065        173        282        309        410
  Shares Redeemed..............................    (37,137)     (77,790)    (1,309)    (3,928)      (834)    (1,342)
                                                ----------  -----------   --------   --------   --------   --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................      4,987       36,800      6,883      8,911        658      4,215
                                                ==========  ===========   ========   ========   ========   ========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................ $   24,504  $     3,290   $  3,265   $  1,728   $ (3,427)  $    779

----------
* Net of foreign capital gain taxes withheld of $9, $4, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                               United Kingdom Small    Continental Small   DFA International Real
                                                 Company Portfolio     Company Portfolio   Estate Securities Portfolio
                                               --------------------  --------------------  --------------------------
                                               Six Months    Year    Six Months    Year    Six Months       Year
                                                  Ended     Ended       Ended     Ended       Ended        Ended
                                                April 30,  Oct. 31,   April 30,  Oct. 31,   April 30,     Oct. 31,
                                                  2013       2012       2013       2012       2013          2012
                                               ----------- --------  ----------- --------  -----------    ----------
                                               (Unaudited)           (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................   $   379   $    856   $  1,164   $  3,068  $   34,097    $   66,041
  Net Realized Gain (Loss) on:
    Investment Securities Sold................       835       (281)     1,466     (2,677)    (18,160)      (33,417)
    Futures...................................        --          6         29        (25)        888            --
    Foreign Currency Transactions.............        (1)         6         (6)       (25)       (633)           34
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.................................     3,283      5,744     13,754        585     238,017       228,123
    Futures...................................        --         --        (29)        --          --            --
    Translation of Foreign Currency
     Denominated Amounts......................         3         (2)         4         72         (24)          (24)
                                                 -------   --------   --------   --------  ----------     ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..............................     4,499      6,329     16,382        998     254,185       260,757
                                                 -------   --------   --------   --------  ----------     ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares................      (392)      (992)      (520)    (2,958)   (181,848)      (54,030)
                                                 -------   --------   --------   --------  ----------     ----------
     Total Distributions......................      (392)      (992)      (520)    (2,958)   (181,848)      (54,030)
                                                 -------   --------   --------   --------  ----------     ----------
Capital Share Transactions (1):
  Shares Issued...............................     1,093      1,858      2,664     11,823     355,649       416,378
  Shares Issued in Lieu of Cash
   Distributions..............................       297        752        388      2,148     180,122        53,300
  Shares Redeemed.............................    (3,504)   (10,500)    (9,579)   (23,147)   (170,419)     (204,853)
                                                 -------   --------   --------   --------  ----------     ----------
     Net Increase (Decrease) from Capital
      Share Transactions......................    (2,114)    (7,890)    (6,527)    (9,176)    365,352       264,825
                                                 -------   --------   --------   --------  ----------     ----------
     Total Increase (Decrease) in Net
      Assets..................................     1,993     (2,553)     9,335    (11,136)    437,689       471,552
Net Assets
  Beginning of Period.........................    31,316     33,869    106,316    117,452   1,531,708     1,060,156
                                                 -------   --------   --------   --------  ----------     ----------
  End of Period...............................   $33,309   $ 31,316   $115,651   $106,316  $1,969,397    $1,531,708
                                                 =======   ========   ========   ========  ==========     ==========
(1) Shares Issued and Redeemed:
  Shares Issued...............................        37         76        166        842      66,520        84,674
  Shares Issued in Lieu of Cash
   Distributions..............................        10         34         26        166      35,388        12,309
  Shares Redeemed.............................      (118)      (429)      (630)    (1,693)    (32,320)      (42,864)
                                                 -------   --------   --------   --------  ----------     ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.....................       (71)      (319)      (438)      (685)     69,588        54,119
                                                 =======   ========   ========   ========  ==========     ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)...........................   $   136   $    149   $    924   $    280  $ (194,025)   $  (46,274)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           DFA Global Real Estate   DFA International Small   International Vector
                                            Securities Portfolio      Cap Value Portfolio       Equity Portfolio
                                           ----------------------  ------------------------  ---------------------
                                           Six Months     Year     Six Months       Year     Six Months     Year
                                              Ended      Ended        Ended        Ended        Ended      Ended
                                            April 30,   Oct. 31,    April 30,     Oct. 31,    April 30,   Oct. 31,
                                              2013        2012        2013          2012        2013        2012
                                           ----------- ----------  -----------  -----------  ----------- ---------
                                           (Unaudited)             (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   73,934  $   36,495  $   120,773  $   176,655   $  8,585   $  14,617
  Net Realized Gain (Loss) on:
    Investment Securities Sold............     (2,565)     (2,760)      71,173      130,909      6,299       2,944
    Foreign Currency Transactions*........         --     138,125       (1,756)       1,183       (100)        (98)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    170,366          --    1,439,113      203,828     79,234      13,867
    Translation of Foreign Currency
     Denominated Amounts..................         --          --          182         (393)        --         (30)
                                           ----------  ----------  -----------  -----------   --------   ---------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    241,735     171,860    1,629,485      512,182     94,018      31,300
                                           ----------  ----------  -----------  -----------   --------   ---------
Distributions From:
  Net Investment Income:
    Institutional Class Shares............    (84,341)    (25,716)     (69,563)    (187,200)    (4,602)    (14,204)
  Net Short-Term Gains:
    Institutional Class Shares............         --          --           --      (11,429)        --          --
  Net Long-Term Gains:
    Institutional Class Shares............         --          --     (117,102)    (126,221)    (2,044)     (6,473)
                                           ----------  ----------  -----------  -----------   --------   ---------
     Total Distributions..................    (84,341)    (25,716)    (186,665)    (324,850)    (6,646)    (20,677)
                                           ----------  ----------  -----------  -----------   --------   ---------
Capital Share Transactions (1):
  Shares Issued...........................    334,926     445,794      889,448    1,698,080     99,249     241,502
  Shares Issued in Lieu of Cash
   Distributions..........................     82,056      25,115      173,258      304,574      6,418      19,813
  Shares Redeemed.........................   (160,409)   (170,854)    (763,177)  (1,382,520)   (46,841)   (121,119)
                                           ----------  ----------  -----------  -----------   --------   ---------
     Net Increase (Decrease) from
      Capital Share Transactions..........    256,573     300,055      299,529      620,134     58,826     140,196
                                           ----------  ----------  -----------  -----------   --------   ---------
     Total Increase (Decrease) in Net
      Assets..............................    413,967     446,199    1,742,349      807,466    146,198     150,819
Net Assets
  Beginning of Period.....................  1,315,547     869,348    8,266,610    7,459,144    561,399     410,580
                                           ----------  ----------  -----------  -----------   --------   ---------
  End of Period........................... $1,729,514  $1,315,547  $10,008,959  $ 8,266,610   $707,597   $ 561,399
                                           ==========  ==========  ===========  ===========   ========   =========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     35,892      51,866       54,651      117,598     10,032      27,490
  Shares Issued in Lieu of Cash
   Distributions..........................      9,335       3,385       11,209       22,510        666       2,341
  Shares Redeemed.........................    (17,407)    (20,069)     (46,870)     (97,364)    (4,738)    (13,627)
                                           ----------  ----------  -----------  -----------   --------   ---------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................     27,820      35,182       18,990       42,744      5,960      16,204
                                           ==========  ==========  ===========  ===========   ========   =========
Undistributed Net Investment
 Income (Distributions in Excess of
 Net Investment Income)................... $    1,216  $   11,623  $    65,857  $    14,647   $  5,439   $   1,456

----------
* Net of foreign capital gain taxes withheld of $0, $0, $6, $13, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                                         World ex
                                                                                           World ex      U.S. Core
                                                                   World ex U.S. Value   U.S. Targeted    Equity
                                                                        Portfolio       Value Portfolio  Portfolio
                                                                   -------------------  --------------- -----------
                                                                                            Period        Period
                                                                   Six Months    Year       Nov. 1,      April 9,
                                                                      Ended     Ended     2012(a) to    2013(a) to
                                                                    April 30,  Oct. 31,    April 30,     April 30,
                                                                      2013       2012        2013          2013
                                                                   ----------- -------- --------------- -----------
                                                                   (Unaudited)            (Unaudited)   (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)....................................   $   890   $ 1,596      $   184        $
  Capital Gain Distributions Received from Affiliated Investment
   Companies......................................................        64        79          191          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold....................................     1,086        61          242          --
    Futures.......................................................        --        (1)          --          --
    Foreign Currency Transactions.................................        (8)      (10)          (1)         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................     6,399       430        4,801          21
    Translation of Foreign Currency Denominated Amounts...........       (19)       (1)          --          --
                                                                     -------   -------      -------        ----
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..................................................     8,412     2,154        5,417          21
                                                                     -------   -------      -------        ----
Distributions From:
  Net Investment Income:
    Institutional Class Shares....................................      (620)   (1,432)        (124)         --
  Net Short-Term Gains:
    Institutional Class Shares....................................        --        (6)          --          --
                                                                     -------   -------      -------        ----
     Total Distributions..........................................      (620)   (1,438)        (124)         --
                                                                     -------   -------      -------        ----
Capital Share Transactions (1):
  Shares Issued...................................................    29,247    15,365       55,765         949
  Shares Issued in Lieu of Cash Distributions.....................       585     1,370          124          --
  Shares Redeemed.................................................    (2,646)   (7,419)        (861)        (63)
                                                                     -------   -------      -------        ----
     Net Increase (Decrease) from Capital Share Transactions......    27,186     9,316       55,028         886
                                                                     -------   -------      -------        ----
     Total Increase (Decrease) in Net Assets......................    34,978    10,032       60,321         907
Net Assets
  Beginning of Period.............................................    57,197    47,165           --          --
                                                                     -------   -------      -------        ----
  End of Period...................................................   $92,175   $57,197      $60,321        $907
                                                                     =======   =======      =======        ====
(1) Shares Issued and Redeemed:
  Shares Issued...................................................     2,736     1,625        5,318          95
  Shares Issued in Lieu of Cash Distributions.....................        57       152           12          --
  Shares Redeemed.................................................      (251)     (756)         (80)         (6)
                                                                     -------   -------      -------        ----
     Net Increase (Decrease) from Shares Issued and Redeemed......     2,542     1,021        5,250          89
                                                                     =======   =======      =======        ====
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)...........................................   $   600   $   330      $    60        $ --

----------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                             Selectively Hedged       Emerging Markets     Emerging Markets Small
                                           Global Equity Portfolio        Portfolio             Cap Portfolio
                                           ----------------------  ----------------------  ----------------------
                                                         Period
                                           Six Months   Nov. 14,   Six Months     Year     Six Months     Year
                                              Ended      2011(a)      Ended      Ended        Ended      Ended
                                            April 30,  to Oct. 31,  April 30,   Oct. 31,    April 30,   Oct. 31,
                                              2013        2012        2013        2012        2013        2012
                                           ----------- ----------- ----------- ----------  ----------- ----------
                                           (Unaudited)             (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............   $   341     $   536   $   18,602  $   54,306  $   20,326  $   46,726
  Capital Gain Distributions Received
   from Affiliated Investment
   Companies..............................       115          --           --          --          --          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold............         1        (275)      23,130      31,303      63,561     101,576
    Futures...............................       262         110           --          --         457        (812)
    Foreign Currency Transactions*........       390         163           34        (543)       (790)     (1,523)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................     5,884       2,557      127,879      25,377     324,520       9,556
    Futures...............................       146         (17)          --          --          --          --
    Translation of Foreign Currency
     Denominated Amounts..................       190         (93)          (2)         18          45         (21)
                                             -------     -------   ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................     7,329       2,981      169,643     110,461     408,119     155,502
                                             -------     -------   ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares............      (330)       (534)     (13,978)    (49,445)    (25,472)    (40,500)
  Net Short-Term Gains:
    Institutional Class Shares............       (43)         --           --          --      (3,428)         --
  Net Long-Term Gains:
    Institutional Class Shares............       (56)         --      (30,527)    (90,351)    (92,100)    (37,112)
                                             -------     -------   ----------  ----------  ----------  ----------
     Total Distributions..................      (429)       (534)     (44,505)   (139,796)   (121,000)    (77,612)
                                             -------     -------   ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued...........................    34,227      32,522      503,001     860,651     820,191   1,164,899
  Shares Issued in Lieu of Cash
   Distributions..........................       429         533       41,834     130,084     104,827      68,580
  Shares Redeemed.........................    (1,099)       (552)    (347,124)   (477,258)   (190,867)   (236,441)
                                             -------     -------   ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    33,557      32,503      197,711     513,477     734,151     997,038
                                             -------     -------   ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    40,457      34,950      322,849     484,142   1,021,270   1,074,928
Net Assets
  Beginning of Period.....................    34,950          --    2,797,177   2,313,035   2,907,673   1,832,745
                                             -------     -------   ----------  ----------  ----------  ----------
  End of Period...........................   $75,407     $34,950   $3,120,026  $2,797,177  $3,928,943  $2,907,673
                                             =======     =======   ==========  ==========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     2,921       3,216       18,597      34,114      38,724      59,256
  Shares Issued in Lieu of Cash
   Distributions..........................        39          53        1,554       5,452       5,106       3,782
  Shares Redeemed.........................       (93)        (53)     (12,873)    (18,952)     (9,052)    (12,340)
                                             -------     -------   ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................     2,867       3,216        7,278      20,614      34,778      50,698
                                             =======     =======   ==========  ==========  ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income).......................   $   177     $   166   $   12,930  $    8,306  $    1,305  $    6,451

----------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $13, $1 and $86, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                Emerging Markets Value     Emerging Markets Core
                                                                       Portfolio             Equity Portfolio
                                                               ------------------------  ------------------------
                                                               Six Months       Year     Six Months       Year
                                                                  Ended        Ended        Ended        Ended
                                                                April 30,     Oct. 31,    April 30,     Oct. 31,
                                                                  2013          2012        2013          2012
                                                               -----------  -----------  -----------  -----------
                                                               (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................ $   103,607  $   308,227  $    60,426  $   155,928
  Net Realized Gain (Loss) on:
    Investment Securities Sold................................     377,401      362,676       (5,116)      (8,860)
    Futures...................................................          --       (1,255)          --        1,190
    Foreign Currency Transactions*............................        (927)      (4,701)      (1,834)      (1,300)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................     913,032     (535,878)     674,241      122,105
    Translation of Foreign Currency Denominated Amounts.......          74         (113)         (45)         (51)
                                                               -----------  -----------  -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..............................................   1,393,187      128,956      727,672      269,012
                                                               -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
    Class R2 Shares...........................................        (519)      (1,576)          --           --
    Institutional Class Shares................................    (105,739)    (285,978)     (51,518)    (139,837)
  Net Long-Term Gains:
    Class R2 Shares...........................................      (2,090)      (1,207)          --           --
    Institutional Class Shares................................    (342,441)    (187,999)          --           --
                                                               -----------  -----------  -----------  -----------
     Total Distributions......................................    (450,789)    (476,760)     (51,518)    (139,837)
                                                               -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...............................................   1,958,779    5,108,640    2,598,499    4,068,293
  Shares Issued in Lieu of Cash Distributions.................     422,106      439,131       46,677      126,291
  Shares Redeemed.............................................  (1,471,144)  (2,319,607)    (693,619)  (1,096,525)
                                                               -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Capital Share
      Transactions............................................     909,741    3,228,164    1,951,557    3,098,059
                                                               -----------  -----------  -----------  -----------
     Total Increase (Decrease) in Net Assets..................   1,852,139    2,880,360    2,627,711    3,227,234
Net Assets
  Beginning of Period.........................................  16,688,730   13,808,370    8,594,707    5,367,473
                                                               -----------  -----------  -----------  -----------
  End of Period............................................... $18,540,869  $16,688,730  $11,222,418  $ 8,594,707
                                                               ===========  ===========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...............................................      66,301      181,833      129,044      218,730
  Shares Issued in Lieu of Cash Distributions.................      14,606       16,750        2,337        7,108
  Shares Redeemed.............................................     (50,080)     (82,979)     (34,705)     (60,020)
                                                               -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed................................................      30,827      115,604       96,676      165,818
                                                               ===========  ===========  ===========  ===========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)............................. $    37,641  $    40,292  $    35,484  $    26,576

----------
* Net of foreign capital gain taxes withheld of $0, $310, $0 and $541, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                Enhanced U.S. Large Company Portfolio
                         --------------------------------------------------------------------------------     ------------------
                                                                                     Period
                         Six Months      Year      Year      Year       Year        Dec. 1,          Year        Six Months
                            Ended       Ended     Ended     Ended      Ended        2007 to         Ended           Ended
                          April 30,    Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,      Oct. 31,       Nov. 30,       April 30,
                            2013         2012      2011      2010       2009          2008           2007           2013
---------------------------------------------------------------------------------------------------------------------------------
                         (Unaudited)                                                                             (Unaudited)
Net Asset Value,
 Beginning of Period....  $   9.29     $   8.15  $   7.53  $   6.48  $   6.47    $  10.91        $  10.95     $     22.34
                          --------     --------  --------  --------  --------    --------        --------     -----------
Income from Investment
 Operations
----------------------
 Net Investment
  Income
  (Loss) (A)............      0.03         0.07      0.07      0.07      0.05        0.39            0.30            0.22
 Net Gains (Losses) on
  Securities (Realized
  and Unrealized).......      1.30         1.20      0.56      1.05      0.61       (3.74)           0.45            3.86
                          --------     --------  --------  --------  --------    --------        --------     -----------
  Total from
   Investment
   Operations...........      1.33         1.27      0.63      1.12      0.66       (3.35)           0.75            4.08
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment
  Income................     (0.06)       (0.13)    (0.01)    (0.07)    (0.59)      (0.36)          (0.36)          (0.25)
 Net Realized Gains.....        --           --        --        --     (0.06)      (0.73)          (0.43)             --
                          --------     --------  --------  --------  --------    --------        --------     -----------
  Total Distributions...     (0.06)       (0.13)    (0.01)    (0.07)    (0.65)      (1.09)          (0.79)          (0.25)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................  $  10.56     $   9.29  $   8.15  $   7.53  $   6.48    $   6.47        $  10.91     $     26.17
======================== ===========   ========  ========  ========  ========    ========        ========     ===========
Total Return............     14.35%(C)    15.84%     8.41%    17.40%    12.23%     (33.89)%(C)       7.13%          18.38%(C)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands).....  $206,656     $190,011  $171,128  $157,730  $165,231    $200,331        $337,050     $10,292,975
Ratio of Expenses to
 Average Net
 Assets.................      0.25%(B)     0.25%     0.26%     0.26%     0.29%**     0.25%(B)(D)     0.25%(D)        0.27%(B)(D)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees Paid
 Indirectly)............      0.25%(B)     0.25%     0.26%     0.26%     0.29%**     0.25%(B)(D)     0.25%(D)        0.27%(B)(D)
Ratio of Net Investment
 Income to Average
 Net Assets.............      0.68%(B)     0.80%     0.86%     0.98%     0.86%       4.74%(B)        2.67%           1.87%(B)
Portfolio Turnover
 Rate...................        35%(C)       76%      140%       78%       46%*       N/A             N/A             N/A
---------------------------------------------------------------------------------------------------------------------------------

                                               U.S. Large Cap Value Portfolio
                         -----------------------------------------------------------------------------------------
                                                                                          Period
                              Year           Year           Year           Year          Dec. 1,            Year
                             Ended          Ended          Ended          Ended          2007 to           Ended
                            Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,        Oct. 31,         Nov. 30,
                              2012           2011           2010           2009            2008             2007
---------------------------------------------------------------------------------------------------------------------

Net Asset Value,
 Beginning of Period.... $    19.29     $    18.58     $    15.81     $    14.58     $    24.44        $    25.40
                         ----------     ----------     ----------     ----------     ----------        ----------
Income from Investment
 Operations
----------------------
 Net Investment
  Income
  (Loss) (A)............       0.41           0.33           0.33           0.31           0.36              0.33
 Net Gains (Losses) on
  Securities (Realized
  and Unrealized).......       3.04           0.70           2.76           1.28          (8.83)            (0.43)
                         ----------     ----------     ----------     ----------     ----------        ----------
  Total from
   Investment
   Operations...........       3.45           1.03           3.09           1.59          (8.47)            (0.10)
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment
  Income................      (0.40)         (0.32)         (0.32)         (0.34)         (0.35)            (0.32)
 Net Realized Gains.....         --             --             --          (0.02)         (1.04)            (0.54)
                         ----------     ----------     ----------     ----------     ----------        ----------
  Total Distributions...      (0.40)         (0.32)         (0.32)         (0.36)         (1.39)            (0.86)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................. $    22.34     $    19.29     $    18.58     $    15.81     $    14.58        $    24.44
======================== ==========     ==========     ==========     ==========     ==========        ==========
Total Return............      18.14%          5.53%         19.72%         11.76%        (36.63)%(C)        (0.49)%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)..... $8,334,585     $7,340,344     $6,921,036     $5,863,652     $5,330,448        $7,535,552
Ratio of Expenses to
 Average Net
 Assets.................       0.27%(D)       0.28%(D)       0.28%(D)       0.30%(D)       0.28%(B)(D)       0.27%(D)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees Paid
 Indirectly)............       0.27%(D)       0.28%(D)       0.28%(D)       0.30%(D)       0.28%(B)(D)       0.27%(D)
Ratio of Net Investment
 Income to Average
 Net Assets.............       1.99%          1.63%          1.86%          2.26%          1.86%(B)          1.28%
Portfolio Turnover
 Rate...................        N/A            N/A            N/A            N/A            N/A               N/A
---------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.
* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, Enhanced U.S. Large Company Portfolio invests directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                            U.S. Targeted Value Portfolio-Class R1 Shares+
                                                   ----------------------------------------------------------
                                                                                                         Period
                                                   Six Months      Year     Year    Year      Year      Jan. 31,
                                                      Ended       Ended    Ended    Ended    Ended     2008(a) to
                                                    April 30,    Oct. 31, Oct. 31, Oct.31,  Oct. 31,    Oct. 31,
                                                      2013         2012     2011    2010      2009        2008
---------------------------------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period..............   $ 17.28     $ 15.32  $ 14.75  $ 11.73  $ 10.92   $ 14.69
                                                     -------     -------  -------  -------  -------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................      0.14        0.15     0.10     0.07     0.12      0.13
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      2.91        2.06     0.60     3.07     0.87     (3.76)
                                                     -------     -------  -------  -------  -------   -------
   Total from Investment Operations...............      3.05        2.21     0.70     3.14     0.99     (3.63)
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................     (0.16)      (0.13)   (0.10)   (0.12)   (0.18)    (0.14)
  Net Realized Gains..............................     (0.98)      (0.12)   (0.03)      --       --        --
                                                     -------     -------  -------  -------  -------   -------
   Total Distributions............................     (1.14)      (0.25)   (0.13)   (0.12)   (0.18)    (0.14)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................   $ 19.19     $ 17.28  $ 15.32  $ 14.75  $ 11.73   $ 10.92
=================================================  ===========   ======== ======== =======  ======== ==========
Total Return......................................     18.68%(C)   14.67%    4.69%   26.93%    9.36%   (24.96)%(C)
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............   $62,651     $49,423  $45,132  $41,316  $31,393   $25,599
Ratio of Expenses to Average Net Assets...........      0.48%(B)    0.48%    0.48%    0.49%    0.52%     0.50%(B)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................      1.53%(B)    0.93%    0.61%    0.59%    1.12%     1.24%(B)(E)
Portfolio Turnover Rate...........................         7%(C)      20%      23%      20%      17%       20%(C)
---------------------------------------------------------------------------------------------------------------------

                                                            U.S. Targeted Value Portfolio-Class R2 Shares+
                                                   ----------------------------------------------------------
                                                                                                         Period
                                                   Six Months      Year     Year     Year     Year      June 30,
                                                      Ended       Ended    Ended    Ended    Ended     2008(a) to
                                                    April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31,    Oct. 31,
                                                      2013         2012     2011     2010     2009        2008
--------------------------------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period..............   $ 17.26     $ 15.31  $ 14.76   $11.74   $10.91   $ 13.94
                                                     -------     -------  -------   ------   ------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................      0.12        0.13     0.07     0.05     0.10      0.05
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      2.91        2.05     0.60     3.07     0.88     (3.02)
                                                     -------     -------  -------   ------   ------   -------
   Total from Investment Operations...............      3.03        2.18     0.67     3.12     0.98     (2.97)
--------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................     (0.15)      (0.11)   (0.09)   (0.10)   (0.15)    (0.06)
  Net Realized Gains..............................     (0.98)      (0.12)   (0.03)      --       --        --
                                                     -------     -------  -------   ------   ------   -------
   Total Distributions............................     (1.13)      (0.23)   (0.12)   (0.10)   (0.15)    (0.06)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................   $ 19.16     $ 17.26  $ 15.31   $14.76   $11.74   $ 10.91
=================================================  ===========   ======== ======== ======== ======== ==========
Total Return......................................     18.59%(C)   14.46%    4.50%   26.66%    9.23%   (21.40)%(C)
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............   $17,311     $12,754  $10,918   $5,967   $2,930   $ 1,715
Ratio of Expenses to Average Net Assets...........      0.63%(B)    0.63%    0.63%    0.64%    0.67%     0.66%(B)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................      1.37%(B)    0.78%    0.42%    0.44%    0.91%     1.35%(B)(E)
Portfolio Turnover Rate...........................         7%(C)      20%      23%      20%      17%       20%(C)
--------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.
+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                U.S. Targeted Value Portfolio-Institutional Class Shares
                               -------------------------------------------------------------------------------------
                                                                                                 Period
                                Six Months       Year        Year        Year        Year       Dec. 1,          Year
                                   Ended        Ended       Ended       Ended       Ended       2007 to         Ended
                                 April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,       Nov. 30,
                                   2013          2012        2011        2010        2009         2008           2007
---------------------------------------------------------------------------------------------------------------------------
                                (Unaudited)
Net Asset Value, Beginning of
 Period....................... $    17.28     $    15.32  $    14.76  $    11.70  $    10.84  $  15.89      $  18.69
                               ----------     ----------  ----------  ----------  ----------  --------      --------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)..................       0.15           0.17        0.12        0.09        0.12      0.18          0.20
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized).................       2.91           2.06        0.59        3.06        0.88     (4.68)        (1.32)
                               ----------     ----------  ----------  ----------  ----------  --------      --------
  Total from Investment
   Operations.................       3.06           2.23        0.71        3.15        1.00     (4.50)        (1.12)
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........      (0.17)         (0.15)      (0.12)      (0.09)      (0.14)    (0.15)        (0.20)
 Net Realized Gains...........      (0.98)         (0.12)      (0.03)         --          --     (0.40)        (1.48)
                               ----------     ----------  ----------  ----------  ----------  --------      --------
  Total Distributions.........      (1.15)         (0.27)      (0.15)      (0.09)      (0.14)    (0.55)        (1.68)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period....................... $    19.19     $    17.28  $    15.32  $    14.76  $    11.70  $  10.84      $  15.89
============================== ===========    ==========  ==========  ==========  ==========  ========      ========
Total Return..................      18.72%(C)      14.78%       4.76%      27.02%       9.47%   (29.27)%(C)    (6.59)%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $3,493,401     $2,989,632  $2,487,929  $2,223,982  $1,449,437  $855,448      $554,805
Ratio of Expenses to Average
 Net Assets...................       0.37%(B)       0.38%       0.38%       0.38%       0.41%     0.40%(B)      0.41%(D)**
Ratio of Net Investment
 Income to Average Net
 Assets.......................       1.66%(B)       1.03%       0.71%       0.69%       1.19%     1.39%(B)      1.12%
Portfolio Turnover Rate.......          7%(C)         20%         23%         20%         17%       20%(C)         9%(C)*
---------------------------------------------------------------------------------------------------------------------------

                                                                U.S. Small Cap Value Portfolio
                               ---------------------------------------------------------------------------------------------
                                                                                                     Period
                                Six Months       Year        Year        Year         Year          Dec. 1,            Year
                                   Ended        Ended       Ended       Ended        Ended          2007 to           Ended
                                 April 30,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,        Oct. 31,         Nov. 30,
                                   2013          2012        2011        2010         2009            2008             2007
--------------------------------------------------------------------------------------------------------------------------------
                                (Unaudited)
Net Asset Value, Beginning of
 Period....................... $    26.57     $    23.50  $    22.49  $    17.69  $    16.32    $    26.49        $    31.59
                               ----------     ----------  ----------  ----------  ----------    ----------        ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)..................       0.28           0.20        0.16        0.09        0.04          0.18              0.30
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized).................       4.43           3.38        1.00        4.79        1.54         (7.86)            (2.72)
                               ----------     ----------  ----------  ----------  ----------    ----------        ----------
  Total from Investment
   Operations.................       4.71           3.58        1.16        4.88        1.58         (7.68)            (2.42)
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........      (0.28)         (0.18)      (0.15)      (0.08)      (0.21)        (0.22)            (0.28)
 Net Realized Gains...........      (1.52)         (0.33)         --          --          --         (2.27)            (2.40)
                               ----------     ----------  ----------  ----------  ----------    ----------        ----------
  Total Distributions.........      (1.80)         (0.51)      (0.15)      (0.08)      (0.21)        (2.49)            (2.68)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period....................... $    29.48     $    26.57  $    23.50  $    22.49  $    17.69    $    16.32        $    26.49
============================== ===========    ==========  ==========  ==========  ==========    ==========        ==========
Total Return..................      18.83%(C)      15.60%       5.13%      27.69%       9.97%       (31.80)%(C)        (8.41)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $8,001,377     $7,088,470  $6,540,863  $6,555,277  $5,669,659    $5,503,945        $8,802,846
Ratio of Expenses to Average
 Net Assets...................       0.52%(B)       0.52%       0.52%       0.52%       0.54%++       0.52%(B)(D)       0.52%(D)
Ratio of Net Investment
 Income to Average Net
 Assets.......................       2.03%(B)       0.78%       0.62%       0.43%       0.27%         0.86%(B)          0.98%
Portfolio Turnover Rate.......          6%(C)         15%         14%         19%         21%+         N/A               N/A
--------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.
* For the period March 30, 2007 through November 30, 2007. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.
+ For the period February 28, 2009 through October 31, 2009. Effective
  February 28, 2009, U.S. Small Cap Value Portfolio invests directly in securities rather than through the Series.
++Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)



                                                           U.S. Core Equity 1 Portfolio
                            -----------------------------------------------------------------------------------------
                                                                                               Period
                             Six Months       Year        Year        Year        Year        Dec. 1,         Year
                                Ended        Ended       Ended       Ended       Ended        2007 to        Ended
                              April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                2013          2012        2011        2010        2009          2008          2007
-----------------------------------------------------------------------------------------------------------------------
                             (Unaudited)
Net Asset Value, Beginning
 of Period................. $    12.11     $    10.78  $    10.18  $     8.54  $     7.81  $    11.83      $    11.50
                            ----------     ----------  ----------  ----------  ----------  ----------      ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)...............       0.13           0.21        0.17        0.15        0.15        0.17            0.19
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized)..............       1.81           1.32        0.59        1.61        0.73       (4.03)           0.35
                            ----------     ----------  ----------  ----------  ----------  ----------      ----------
   Total from Investment
    Operations.............       1.94           1.53        0.76        1.76        0.88       (3.86)           0.54
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.....      (0.13)         (0.20)      (0.16)      (0.12)      (0.15)      (0.16)          (0.18)
 Net Realized Gains........         --             --          --          --          --          --           (0.03)
                            ----------     ----------  ----------  ----------  ----------  ----------      ----------
   Total Distributions.....      (0.13)         (0.20)      (0.16)      (0.12)      (0.15)      (0.16)          (0.21)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................... $    13.92     $    12.11  $    10.78  $    10.18  $     8.54  $     7.81      $    11.83
=========================== ===========    ==========  ==========  ==========  ==========  ==========      ==========
Total Return...............      16.11%(C)      14.29%       7.47%      20.80%      11.64%     (32.85)%(C)       4.68%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)............... $6,091,186     $4,876,973  $3,731,411  $2,897,409  $1,989,583  $1,320,562      $1,210,031
Ratio of Expenses to
 Average Net Assets........       0.19%(B)       0.19%       0.20%       0.20%       0.22%       0.20%(B)        0.20%
Ratio of Net Investment
 Income to Average Net
 Assets....................       2.01%(B)       1.79%       1.49%       1.53%       2.02%       1.78%(B)        1.53%
Portfolio Turnover Rate....          1%(C)          3%          5%          4%          7%          5%(C)          10%
-----------------------------------------------------------------------------------------------------------------------

                                                           U.S. Core Equity 2 Portfolio
                            -----------------------------------------------------------------------------------------
                                                                                               Period
                             Six Months       Year        Year        Year        Year        Dec. 1,         Year
                                Ended        Ended       Ended       Ended       Ended        2007 to        Ended
                              April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                2013          2012        2011        2010        2009          2008          2007
----------------------------------------------------------------------------------------------------------------------
                             (Unaudited)
Net Asset Value, Beginning
 of Period................. $    11.99     $    10.61  $    10.06  $     8.39  $     7.73  $    11.77      $    11.65
                            ----------     ----------  ----------  ----------  ----------  ----------      ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)...............       0.13           0.20        0.16        0.14        0.14        0.17            0.19
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized)..............       1.84           1.36        0.54        1.64        0.66       (4.04)           0.13
                            ----------     ----------  ----------  ----------  ----------  ----------      ----------
   Total from Investment
    Operations.............       1.97           1.56        0.70        1.78        0.80       (3.87)           0.32
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.....      (0.13)         (0.18)      (0.15)      (0.11)      (0.14)      (0.17)          (0.17)
 Net Realized Gains........      (0.10)            --          --          --          --          --           (0.03)
                            ----------     ----------  ----------  ----------  ----------  ----------      ----------
   Total Distributions.....      (0.23)         (0.18)      (0.15)      (0.11)      (0.14)      (0.17)          (0.20)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................... $    13.73     $    11.99  $    10.61  $    10.06  $     8.39  $     7.73      $    11.77
=========================== ===========    ==========  ==========  ==========  ==========  ==========      ==========
Total Return...............      16.59%(C)      14.81%       6.98%      21.41%      10.66%     (33.16)%(C)       2.78%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)............... $8,409,462     $6,923,984  $5,819,906  $4,990,367  $3,804,325  $2,501,028      $2,939,420
Ratio of Expenses to
 Average Net Assets........       0.22%(B)       0.22%       0.22%       0.23%       0.24%       0.23%(B)        0.23%
Ratio of Net Investment
 Income to Average Net
 Assets....................       1.98%(B)       1.74%       1.42%       1.47%       1.89%       1.77%(B)        1.55%
Portfolio Turnover Rate....          1%(C)          5%          9%          7%          4%          8%(C)           7%
----------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                             U.S. Vector Equity Portfolio
                                -------------------------------------------------------------------------------------
                                                                                                  Period
                                 Six Months       Year        Year        Year        Year       Dec. 1,        Year
                                    Ended        Ended       Ended       Ended       Ended       2007 to       Ended
                                  April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Nov. 30,
                                    2013          2012        2011        2010        2009         2008         2007
-----------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    11.61     $    10.28  $     9.82  $     8.03  $     7.48  $  11.38      $  11.79
                                ----------     ----------  ----------  ----------  ----------  --------      --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................       0.11           0.16        0.12        0.10        0.11      0.15          0.16
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       1.91           1.32        0.46        1.79        0.57     (3.89)        (0.25)
                                ----------     ----------  ----------  ----------  ----------  --------      --------
   Total from Investment
    Operations.................       2.02           1.48        0.58        1.89        0.68     (3.74)        (0.09)
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.11)         (0.15)      (0.12)      (0.10)      (0.13)    (0.16)        (0.14)
 Net Realized Gains............      (0.02)            --          --          --          --        --         (0.18)
                                ----------     ----------  ----------  ----------  ----------  --------      --------
   Total Distributions.........      (0.13)         (0.15)      (0.12)      (0.10)      (0.13)    (0.16)        (0.32)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $    13.50     $    11.61  $    10.28  $     9.82  $     8.03  $   7.48      $  11.38
==============================  ===========    ==========  ==========  ==========  ==========  ========      ========
Total Return...................      17.52%(C)      14.55%       5.86%      23.65%       9.47%   (33.29)%(C)    (0.87)%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $2,456,010     $2,009,177  $1,851,895  $1,558,423  $1,178,114  $850,623      $959,742
Ratio of Expenses to Average
 Net Assets....................       0.32%(B)       0.32%       0.33%       0.33%       0.35%     0.34%(B)      0.34%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumptions of
 Expenses and/or Recovery of
 Previously Waived Fees).......       0.32%(B)       0.32%       0.33%       0.33%       0.35%     0.34%(B)      0.33%
Ratio of Net Investment
 Income to Average Net Assets..       1.81%(B)       1.45%       1.11%       1.13%       1.60%     1.66%(B)      1.29%
Portfolio Turnover Rate........          2%(C)          9%         10%         11%         11%       11%(C)        14%
-----------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    U.S. Small Cap Portfolio
                                ---------------------------------------------------------------------------------------------
                                                                                                      Period
                                 Six Months       Year        Year        Year         Year          Dec. 1,            Year
                                    Ended        Ended       Ended       Ended        Ended          2007 to           Ended
                                  April 30,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,        Oct. 31,         Nov. 30,
                                    2013          2012        2011        2010         2009            2008             2007
----------------------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    23.11     $    20.55  $    19.06  $    14.89  $    13.35    $    20.64        $    22.46
                                ----------     ----------  ----------  ----------  ----------    ----------        ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)...................       0.22           0.25        0.18        0.13        0.06          0.14              0.21
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized)..................       3.39           2.53        1.49        4.17        1.65         (6.08)            (0.66)
                                ----------     ----------  ----------  ----------  ----------    ----------        ----------
   Total from Investment
    Operations.................       3.61           2.78        1.67        4.30        1.71         (5.94)            (0.45)
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.23)         (0.22)      (0.18)      (0.13)      (0.17)        (0.17)            (0.21)
 Net Realized Gains............      (1.20)            --          --          --          --         (1.18)            (1.16)
                                ----------     ----------  ----------  ----------  ----------    ----------        ----------
   Total Distributions.........      (1.43)         (0.22)      (0.18)      (0.13)      (0.17)        (1.35)            (1.37)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    25.29     $    23.11  $    20.55  $    19.06  $    14.89    $    13.35        $    20.64
=============================== ===========    ==========  ==========  ==========  ==========    ==========        ==========
Total Return...................      16.53%(C)      13.61%       8.76%      28.99%      13.08%       (30.67)%(C)        (2.17)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $5,533,151     $4,563,345  $3,770,323  $3,391,457  $2,522,001    $2,066,849        $3,285,093
Ratio of Expenses to Average
 Net Assets....................       0.37%(B)       0.37%       0.37%       0.37%       0.40%**       0.38%(B)(D)       0.38%(D)
Ratio of Net Investment Income
 to Average Net Assets.........       1.83%(B)       1.14%       0.84%       0.76%       0.50%         0.86%(B)          0.95%
Portfolio Turnover Rate........          7%(C)         16%         23%         19%         17%*         N/A               N/A
----------------------------------------------------------------------------------------------------------------------------------

                                                                    U.S. Micro Cap Portfolio
                                ---------------------------------------------------------------------------------------------
                                                                                                      Period
                                 Six Months       Year        Year        Year         Year          Dec. 1,            Year
                                    Ended        Ended       Ended       Ended        Ended          2007 to           Ended
                                  April 30,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,        Oct. 31,         Nov. 30,
                                    2013          2012        2011        2010         2009            2008             2007
---------------------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    14.84     $    13.24  $    12.25  $     9.57  $     9.19    $    14.80        $    16.83
                                ----------     ----------  ----------  ----------  ----------    ----------        ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)...................       0.13           0.14        0.09        0.06        0.03          0.10              0.14
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized)..................       2.17           1.59        0.99        2.68        0.54         (4.32)            (0.69)
                                ----------     ----------  ----------  ----------  ----------    ----------        ----------
   Total from Investment
    Operations.................       2.30           1.73        1.08        2.74        0.57         (4.22)            (0.55)
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.15)         (0.13)      (0.09)      (0.06)      (0.19)        (0.13)            (0.13)
 Net Realized Gains............      (0.76)            --          --          --          --         (1.26)            (1.35)
                                ----------     ----------  ----------  ----------  ----------    ----------        ----------
   Total Distributions.........      (0.91)         (0.13)      (0.09)      (0.06)      (0.19)        (1.39)            (1.48)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    16.23     $    14.84  $    13.24  $    12.25  $     9.57    $     9.19        $    14.80
=============================== ===========    ==========  ==========  ==========  ==========    ==========        ==========
Total Return...................      16.47%(C)      13.13%       8.85%      28.77%       6.61%       (31.33)%(C)        (3.63)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $3,950,973     $3,437,958  $3,257,719  $3,178,286  $2,818,365    $2,924,225        $4,700,371
Ratio of Expenses to Average
 Net Assets....................       0.52%(B)       0.52%       0.52%       0.52%       0.54%**       0.53%(B)(D)       0.52%(D)
Ratio of Net Investment Income
 to Average Net Assets.........       1.66%(B)       0.99%       0.69%       0.58%       0.38%         0.91%(B)          0.89%
Portfolio Turnover Rate........          7%(C)         15%         14%          9%         12%*         N/A               N/A
---------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, the Portfolios invest directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              DFA Real Estate Securities Portfolio
                                   -----------------------------------------------------------------------------------------
                                                                                                      Period
                                    Six Months       Year        Year        Year        Year        Dec. 1,          Year
                                       Ended        Ended       Ended       Ended       Ended        2007 to         Ended
                                     April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,
                                       2013          2012        2011        2010        2009          2008           2007
-------------------------------------------------------------------------------------------------------------------------------
                                    (Unaudited)
Net Asset Value, Beginning of
 Period........................... $    25.83     $    23.25  $    21.24  $    15.29  $    16.16  $    27.20      $    33.80
                                   ----------     ----------  ----------  ----------  ----------  ----------      ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)......................       0.40           0.57        0.40        0.58        0.58        0.64            0.62
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized).....................       4.35           2.74        1.93        5.92       (0.62)      (9.28)          (5.64)
                                   ----------     ----------  ----------  ----------  ----------  ----------      ----------
   Total from Investment
    Operations....................       4.75           3.31        2.33        6.50       (0.04)      (8.64)          (5.02)
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............      (0.39)         (0.73)      (0.32)      (0.55)      (0.83)      (0.30)          (0.70)
 Net Realized Gains...............         --             --          --          --          --       (2.10)          (0.88)
                                   ----------     ----------  ----------  ----------  ----------  ----------      ----------
   Total Distributions............      (0.39)         (0.73)      (0.32)      (0.55)      (0.83)      (2.40)          (1.58)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $    30.19     $    25.83  $    23.25  $    21.24  $    15.29  $    16.16      $    27.20
================================== ===========    ==========  ==========  ==========  ==========  ==========      ==========
Total Return......................      18.61%(C)      14.45%      11.09%      43.21%       0.98%     (34.46)%(C)     (15.45)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $4,650,887     $3,716,389  $3,098,647  $2,689,552  $2,018,559  $1,746,961      $2,671,457
Ratio of Expenses to Average Net
 Assets...........................       0.18%(B)       0.22%       0.32%       0.33%       0.36%       0.33%(B)        0.33%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived
 Fees and Fees Paid
 Indirectly)......................       0.19%(B)       0.23%       0.32%       0.33%       0.36%       0.33%(B)        0.33%
Ratio of Net Investment Income to
 Average Net Assets...............       2.96%(B)       2.29%       1.76%       3.13%       4.54%       3.01%(B)        1.99%
Portfolio Turnover Rate...........          0%(C)          0%          3%          2%          2%         13%(C)          17%
-------------------------------------------------------------------------------------------------------------------------------

                                                                Large Cap International Portfolio
                                   ------------------------------------------------------------------------------------------
                                                                                                       Period
                                    Six Months       Year         Year        Year        Year        Dec. 1,         Year
                                       Ended        Ended        Ended       Ended       Ended        2007 to        Ended
                                     April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                       2013          2012         2011        2010        2009          2008          2007
------------------------------------------------------------------------------------------------------------------------------
                                    (Unaudited)
Net Asset Value, Beginning of
 Period........................... $    18.33     $    17.91  $    19.42   $    18.02  $    14.81  $    27.18      $    23.60
                                   ----------     ----------  ----------   ----------  ----------  ----------      ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)......................       0.30           0.60        0.63         0.48        0.48        0.68            0.68
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized).....................       2.42           0.40       (1.53)        1.43        3.16      (12.06)           3.57
                                   ----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total from Investment
    Operations....................       2.72           1.00       (0.90)        1.91        3.64      (11.38)           4.25
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............      (0.21)         (0.58)      (0.61)       (0.51)      (0.43)      (0.64)          (0.67)
 Net Realized Gains...............         --             --          --           --          --       (0.35)             --
                                   ----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total Distributions............      (0.21)         (0.58)      (0.61)       (0.51)      (0.43)      (0.99)          (0.67)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $    20.84     $    18.33  $    17.91   $    19.42  $    18.02  $    14.81      $    27.18
================================== ===========    ==========  ==========   ==========  ==========  ==========      ==========
Total Return......................      14.94%(C)       5.89%      (4.86)%      10.99%      25.20%     (43.14)%(C)      18.18%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $2,441,406     $2,055,759  $1,704,149   $1,616,686  $1,364,351  $1,206,860      $2,224,180
Ratio of Expenses to Average Net
 Assets...........................       0.29%(B)       0.30%       0.30%        0.30%       0.32%       0.29%(B)        0.29%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived
 Fees and Fees Paid
 Indirectly)......................       0.29%(B)       0.30%       0.30%        0.30%       0.32%       0.29%(B)        0.29%
Ratio of Net Investment Income to
 Average Net Assets...............       3.11%(B)       3.38%       3.19%        2.65%       3.14%       3.18%(B)        2.62%
Portfolio Turnover Rate...........          5%(C)          4%          3%           7%         12%         12%(C)           5%
------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                            International Core Equity Portfolio
                                ------------------------------------------------------------------------------------------
                                                                                                    Period
                                 Six Months       Year         Year        Year        Year        Dec. 1,         Year
                                    Ended        Ended        Ended       Ended       Ended        2007 to        Ended
                                  April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                    2013          2012         2011        2010        2009          2008          2007
---------------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    10.10     $     9.89  $    10.78   $     9.79  $     7.46  $    14.35      $    12.82
                                ----------     ----------  ----------   ----------  ----------  ----------      ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................       0.16           0.31        0.33         0.23        0.23        0.37            0.35
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       1.39           0.20       (0.89)        0.96        2.32       (6.76)           1.54
                                ----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total from Investment
    Operations.................       1.55           0.51       (0.56)        1.19        2.55       (6.39)           1.89
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.09)         (0.30)      (0.33)       (0.20)      (0.22)      (0.35)          (0.32)
 Net Realized Gains............         --             --          --           --          --       (0.15)          (0.04)
                                ----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total Distributions.........      (0.09)         (0.30)      (0.33)       (0.20)      (0.22)      (0.50)          (0.36)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $    11.56     $    10.10  $     9.89   $    10.78  $     9.79  $     7.46      $    14.35
==============================  ===========    ==========  ==========   ==========  ==========  ==========      ==========
Total Return...................      15.48%(C)       5.49%      (5.49)%      12.48%      34.81%     (45.76)%(C)      14.83%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $7,918,863     $6,482,738  $5,395,884   $4,866,989  $3,699,842  $1,981,049      $2,342,187
Ratio of Expenses to Average
 Net Assets....................       0.39%(B)       0.40%       0.40%        0.40%       0.41%       0.41%(B)        0.41%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees and
 Fees Paid Indirectly).........       0.39%(B)       0.40%       0.40%        0.40%       0.41%       0.41%(B)        0.41%
Ratio of Net Investment
 Income to Average Net Assets..       2.93%(B)       3.18%       2.96%        2.31%       2.84%       3.39%(B)        2.49%
Portfolio Turnover Rate........          2%(C)          5%          3%           2%          5%          4%(C)           4%
---------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

                (for a share outstanding throughout each period

                                                           International Small Company Portfolio
                                ------------------------------------------------------------------------------------------
                                                                                                    Period
                                 Six Months       Year         Year        Year        Year        Dec. 1,         Year
                                    Ended        Ended        Ended       Ended       Ended        2007 to        Ended
                                  April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                    2013          2012         2011        2010        2009          2008          2007
----------------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    15.28     $    15.21  $    16.14   $    13.99  $    10.07  $    20.80      $    19.43
                                ----------     ----------  ----------   ----------  ----------  ----------      ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)...................       0.19           0.38        0.40         0.28        0.28        0.44            0.43
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized)..................       2.13           0.39       (0.83)        2.13        3.91       (9.55)           2.07
                                ----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total from Investment
    Operations.................       2.32           0.77       (0.43)        2.41        4.19       (9.11)           2.50
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.14)         (0.42)      (0.50)       (0.26)      (0.27)      (0.45)          (0.46)
 Net Realized Gains............      (0.09)         (0.28)         --           --          --       (1.17)          (0.67)
                                ----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total Distributions.........      (0.23)         (0.70)      (0.50)       (0.26)      (0.27)      (1.62)          (1.13)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    17.37     $    15.28  $    15.21   $    16.14  $    13.99  $    10.07      $    20.80
=============================== ===========    ==========  ==========   ==========  ==========  ==========      ==========
Total Return...................      15.38%(C)       5.63%      (2.92)%      17.61%      42.34%     (47.13)%(C)      13.29%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $7,387,997     $6,423,160  $5,834,015   $5,511,594  $4,269,864  $3,084,373      $5,597,209
Ratio of Expenses to Average
 Net Assets (D)................       0.56%(B)       0.56%       0.55%        0.56%       0.57%       0.55%(B)        0.55%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumptions of
 Expenses and/or Recovery of
 Previously Waived
 Fees) (D).....................       0.56%(B)       0.56%       0.55%        0.56%       0.57%       0.55%           0.55%
Ratio of Net Investment Income
 to Average Net Assets.........       2.33%(B)       2.58%       2.37%        1.94%       2.48%       2.90%(B)        2.03%
----------------------------------------------------------------------------------------------------------------------------

                                                       Japanese Small Company Portfolio
                                ----------------------------------------------------------------------------
                                                                                         Period
                                Six Months      Year      Year      Year      Year      Dec. 1,        Year
                                   Ended       Ended     Ended     Ended     Ended      2007 to       Ended
                                 April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,     Nov. 30,
                                   2013         2012      2011      2010      2009        2008         2007
--------------------------------------------------------------------------------------------------------------
                                (Unaudited)
Net Asset Value, Beginning of
 Period........................  $  14.99     $  15.24  $  14.13  $  14.32  $  11.97  $  16.75      $  17.23
                                 --------     --------  --------  --------  --------  --------      --------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)...................      0.18         0.29      0.27      0.22      0.22      0.29          0.27
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized)..................      3.66        (0.26)     1.08     (0.18)     2.39     (4.78)        (0.52)
                                 --------     --------  --------  --------  --------  --------      --------
   Total from Investment
    Operations.................      3.84         0.03      1.35      0.04      2.61     (4.49)        (0.25)
--------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........     (0.13)       (0.28)    (0.24)    (0.23)    (0.26)    (0.29)        (0.23)
 Net Realized Gains............        --           --        --        --        --        --            --
                                 --------     --------  --------  --------  --------  --------      --------
   Total Distributions.........     (0.13)       (0.28)    (0.24)    (0.23)    (0.26)    (0.29)        (0.23)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................  $  18.70     $  14.99  $  15.24  $  14.13  $  14.32  $  11.97      $  16.75
=============================== ===========   ========  ========  ========  ========  ========      ========
Total Return...................     25.82%(C)     0.20%     9.57%     0.33%    22.08%   (27.16)%(C)    (1.51)%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................  $495,511     $293,968  $163,120  $114,933  $114,058  $133,373      $199,080
Ratio of Expenses to Average
 Net Assets (D)................      0.57%(B)     0.57%     0.56%     0.57%     0.59%     0.58%(B)      0.56%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumptions of
 Expenses and/or Recovery of
 Previously Waived
 Fees) (D).....................      0.57%(B)     0.57%     0.56%     0.57%     0.59%     0.58%(B)      0.56%
Ratio of Net Investment Income
 to Average Net Assets.........      2.24%(B)     1.88%     1.74%     1.52%     1.68%     2.18%(B)      1.51%
--------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                               Asia Pacific Small Company Portfolio
                                           ----------------------------------------------------------------------------
                                                                                                     Period
                                           Six Months      Year       Year      Year      Year      Dec. 1,      Year
                                              Ended       Ended      Ended     Ended     Ended      2007 to     Ended
                                            April 30,    Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,   Nov. 30,
                                              2013         2012       2011      2010      2009        2008       2007
-------------------------------------------------------------------------------------------------------------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period......  $  23.22     $  23.04  $  25.64   $  20.59  $  11.67  $ 28.73      $  20.26
                                            --------     --------  --------   --------  --------  -------      --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).........      0.33         0.87      0.85       0.69      0.50     0.83          0.79
 Net Gains (Losses) on Securities
  (Realized and Unrealized)...............      2.04         0.58     (2.16)      4.99      8.95   (17.04)         8.43
                                            --------     --------  --------   --------  --------  -------      --------
   Total from Investment Operations.......      2.37         1.45     (1.31)      5.68      9.45   (16.21)         9.22
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....................     (0.78)       (1.27)    (1.29)     (0.63)    (0.53)   (0.85)        (0.75)
 Net Realized Gains.......................        --           --        --         --        --       --            --
 Return of Capital........................        --           --        --         --        --       --            --
                                            --------     --------  --------   --------  --------  -------      --------
   Total Distributions....................     (0.78)       (1.27)    (1.29)     (0.63)    (0.53)   (0.85)        (0.75)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............  $  24.81     $  23.22  $  23.04   $  25.64  $  20.59  $ 11.67      $  28.73
========================================== ===========   ========  ========   ========  ========  ========     ========
Total Return..............................     10.47%(C)     7.09%    (5.59)%    28.36%    84.11%  (57.94)%(C)    46.55%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).....  $270,911     $238,191  $139,262   $131,511  $101,853  $64,044      $146,307
Ratio of Expenses to Average Net
 Assets (D)...............................      0.59%(B)     0.59%     0.60%      0.63%     0.65%    0.62%(B)      0.62%
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumptions of
 Expenses and/or Recovery of Previously
 Waived Fees) (D).........................      0.59%(B)     0.59%     0.60%      0.61%     0.65%    0.61%(B)      0.59%
Ratio of Net Investment Income to Average
 Net Assets...............................      2.72%(B)     3.91%     3.34%      3.14%     3.53%    3.85%(B)      3.13%
-------------------------------------------------------------------------------------------------------------------------

                                                            United Kingdom Small Company Portfolio
                                           -----------------------------------------------------------------------
                                                                                                 Period
                                           Six Months      Year     Year      Year     Year     Dec. 1,      Year
                                              Ended       Ended    Ended     Ended    Ended     2007 to     Ended
                                            April 30,    Oct. 31, Oct. 31,  Oct. 31, Oct. 31,   Oct. 31,   Nov. 30,
                                              2013         2012     2011      2010     2009       2008       2007
-------------------------------------------------------------------------------------------------------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period......   $ 27.81     $ 23.44  $ 24.24   $ 19.83  $ 14.27  $ 31.29      $ 32.97
                                             -------     -------  -------   -------  -------  -------      -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).........      0.34        0.69     0.82      0.50     0.55     0.77         0.78
 Net Gains (Losses) on Securities
  (Realized and Unrealized)...............      3.77        4.47    (0.85)     4.41     5.44   (15.84)       (0.08)
                                             -------     -------  -------   -------  -------  -------      -------
   Total from Investment Operations.......      4.11        5.16    (0.03)     4.91     5.99   (15.07)        0.70
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....................     (0.35)      (0.79)   (0.77)    (0.50)   (0.43)   (0.72)       (1.03)
 Net Realized Gains.......................        --          --       --        --       --    (1.22)       (1.35)
 Return of Capital........................        --          --       --        --       --    (0.01)          --
                                             -------     -------  -------   -------  -------  -------      -------
   Total Distributions....................     (0.35)      (0.79)   (0.77)    (0.50)   (0.43)   (1.95)       (2.38)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............   $ 31.57     $ 27.81  $ 23.44   $ 24.24  $ 19.83  $ 14.27      $ 31.29
========================================== ===========   ======== ========  ======== ======== ========     ========
Total Return..............................     14.93%(C)   22.82%   (0.28)%   25.37%   42.81%  (50.97)%(C)    1.94%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).....   $33,309     $31,316  $33,869   $33,751  $27,863  $25,883      $37,139
Ratio of Expenses to Average Net
 Assets (D)...............................      0.59%(B)    0.60%    0.60%     0.60%    0.61%    0.59%(B)     0.59%
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumptions of
 Expenses and/or Recovery of Previously
 Waived Fees) (D).........................      0.64%(B)    0.63%    0.62%     0.64%    0.70%    0.65%(B)     0.62%
Ratio of Net Investment Income to Average
 Net Assets...............................      2.36%(B)    2.83%    3.26%     2.39%    3.62%    3.41%(B)     2.28%
-------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                 Continental Small Company Portfolio
                                   -----------------------------------------------------------------------------------
                                                                                                            Period
                                     Six Months         Year         Year         Year         Year        Dec. 1,
                                        Ended          Ended        Ended        Ended        Ended        2007 to
                                      April 30,       Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,
                                        2013            2012         2011         2010         2009          2008
-----------------------------------------------------------------------------------------------------------------------
                                     (Unaudited)
Net Asset Value, Beginning of
 Period...........................  $  14.51        $  14.66     $  16.93     $  15.02     $  10.73     $ 22.95
                                    --------        --------     --------     --------     --------     -------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)......................      0.17            0.39         0.39         0.27         0.28        0.52
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized).....................      2.17           (0.17)       (2.20)        1.89         4.29      (11.32)
                                    --------        --------     --------     --------     --------     -------
   Total from Investment
    Operations....................      2.34            0.22        (1.81)        2.16         4.57      (10.80)
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............     (0.07)          (0.37)       (0.46)       (0.25)       (0.28)      (0.45)
 Net Realized Gains...............        --              --           --           --           --       (0.96)
 Return of Capital................        --              --           --           --           --       (0.01)
                                    --------        --------     --------     --------     --------     -------
   Total Distributions............     (0.07)          (0.37)       (0.46)       (0.25)       (0.28)      (1.42)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....  $  16.78        $  14.51     $  14.66     $  16.93     $  15.02     $ 10.73
================================== ===========      ========     ========     ========     ========     ========
Total Return......................     16.22%(C)        1.85%      (11.09)%      14.85%       43.12%     (49.89)%(C)
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................  $115,651        $106,316     $117,452     $128,106     $110,926     $93,988
Ratio of Expenses to Average Net
 Assets...........................      0.59%(B)(D)     0.59%(D)     0.58%(D)     0.59%(D)     0.62%(D)    0.59%(B)(D)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived
 Fees and Fees Paid
 Indirectly)......................      0.59%(B)(D)     0.59%(D)     0.58%(D)     0.59%(D)     0.61%(D)    0.59%(B)(D)
Ratio of Net Investment Income to
 Average Net Assets...............      2.12%(B)        2.78%        2.25%        1.78%        2.39%       3.04%(B)
Portfolio Turnover Rate...........       N/A             N/A          N/A          N/A          N/A         N/A
-----------------------------------------------------------------------------------------------------------------------

                                   ---------

                                       Year
                                      Ended
                                     Nov. 30,
                                       2007
------------------------------------------------

Net Asset Value, Beginning of
 Period........................... $  20.47
                                   --------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)......................     0.40
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized).....................     3.00
                                   --------
   Total from Investment
    Operations....................     3.40
------------------------------------------------
Less Distributions
------------------
 Net Investment Income............    (0.38)
 Net Realized Gains...............    (0.54)
 Return of Capital................       --
                                   --------
   Total Distributions............    (0.92)
------------------------------------------------
Net Asset Value, End of Period.... $  22.95
================================== ========
Total Return......................    16.99%
------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $170,909
Ratio of Expenses to Average Net
 Assets...........................     0.61%(D)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived
 Fees and Fees Paid
 Indirectly)......................     0.57%(D)
Ratio of Net Investment Income to
 Average Net Assets...............     1.70%
Portfolio Turnover Rate...........      N/A
------------------------------------------------

                                                       DFA International Real Estate Securities Portfolio
                                   -----------------------------------------------------------------------------------
                                                                                                  Period         Period
                                    Six Months       Year         Year       Year      Year      Dec. 1,        March 1,
                                       Ended        Ended        Ended      Ended     Ended      2007 to       2007(a) to
                                     April 30,     Oct. 31,     Oct. 31,   Oct. 31,  Oct. 31,    Oct. 31,       Nov. 30,
                                       2013          2012         2011       2010      2009        2008           2007
-----------------------------------------------------------------------------------------------------------------------------
                                    (Unaudited)
Net Asset Value, Beginning of
 Period........................... $     5.67     $     4.90  $     5.58   $   5.24  $   4.18  $   9.35       $  10.00
                                   ----------     ----------  ----------   --------  --------  --------       --------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)......................       0.11           0.27        0.30       0.31      0.26      0.34           0.23
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized).....................       0.67           0.75       (0.33)      0.58      0.91     (5.08)         (0.76)
                                   ----------     ----------  ----------   --------  --------  --------       --------
   Total from Investment
    Operations....................       0.78           1.02       (0.03)      0.89      1.17     (4.74)         (0.53)
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............      (0.66)         (0.25)      (0.65)     (0.55)    (0.11)    (0.43)         (0.12)
 Net Realized Gains...............         --             --          --         --        --        --             --
 Return of Capital................         --             --          --         --        --        --             --
                                   ----------     ----------  ----------   --------  --------  --------       --------
   Total Distributions............      (0.66)         (0.25)      (0.65)     (0.55)    (0.11)    (0.43)         (0.12)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $     5.79     $     5.67  $     4.90   $   5.58  $   5.24  $   4.18       $   9.35
================================== ===========    ==========  ==========   ========  ========  ========      ==========
Total Return......................      15.42%(C)      22.34%      (0.43)%    18.96%    29.25%   (52.85)%(C)     (5.38)%(C)
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $1,969,397     $1,531,708  $1,060,156   $958,554  $742,329  $394,480       $336,840
Ratio of Expenses to Average Net
 Assets...........................       0.40%(B)       0.41%       0.42%      0.41%     0.43%     0.44%(B)       0.48%(B)(E)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived
 Fees and Fees Paid
 Indirectly)......................       0.40%(B)       0.41%       0.42%      0.41%     0.43%     0.44%(B)       0.48%(B)(E)
Ratio of Net Investment Income to
 Average Net Assets...............       4.12%(B)       5.45%       5.73%      6.42%     6.40%     5.20%(B)       3.50%(B)(E)
Portfolio Turnover Rate...........          5%(C)          3%          7%         6%        5%        1%(C)          2%(C)
-----------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                          DFA Global Real Estate Securities Portfolio
                                   --------------------------------------------------------------------------------
                                                                                                                Period
                                      Six Months          Year          Year         Year         Year         June 4,
                                         Ended           Ended         Ended        Ended        Ended        2008(a) to
                                       April 30,        Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,       Oct. 31,
                                         2013             2012          2011         2010         2009           2008
------------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)
Net Asset Value, Beginning of
 Period........................... $     9.33        $     8.21     $   8.28     $   6.75     $   6.04      $ 10.00
                                   ----------        ----------     --------     --------     --------      -------
Income from Investment Operations
---------------------------------
 Net Investment Income
  (Loss) (A)......................       0.48              0.29         0.41         0.40         0.19           --
 Net Gains (Losses) on Securities
  (Realized and Unrealized).......       1.03              1.07         0.06         1.60         0.62        (3.96)
                                   ----------        ----------     --------     --------     --------      -------
   Total from Investment
    Operations....................       1.51              1.36         0.47         2.00         0.81        (3.96)
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............      (0.60)            (0.24)       (0.54)       (0.47)       (0.10)          --
 Net Realized Gains...............         --                --           --           --           --           --
                                   ----------        ----------     --------     --------     --------      -------
   Total Distributions............      (0.60)            (0.24)       (0.54)       (0.47)       (0.10)          --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $    10.24        $     9.33     $   8.21     $   8.28     $   6.75      $  6.04
================================== ===========       ==========     ========     ========     ========     ==========
Total Return......................      17.18%(C)         17.33%        6.17%       31.38%       13.81%      (39.60)%(C)
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $1,729,514        $1,315,547     $869,348     $695,461     $432,502      $90,672
Ratio of Expenses to Average Net
 Assets...........................       0.32%(B)(D)       0.34%(D)     0.41%(D)     0.41%(D)     0.47%(D)     0.54%(B)(D)(E)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived
 Fees and Fees Paid Indirectly)...       0.55%(B)(D)       0.60%(D)     0.73%(D)     0.73%(D)     0.79%(D)     0.86%(B)(D)(E)
Ratio of Net Investment Income to
 Average Net Assets...............      10.24%(B)          3.38%        5.01%        5.59%        3.40%       (0.04)%(B)(E)
Portfolio Turnover Rate...........        N/A               N/A          N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------------------

                                                           DFA International Small Cap Value Portfolio
                                   -------------------------------------------------------------------------------------------
                                                                                                        Period
                                     Six Months       Year         Year        Year        Year        Dec. 1,         Year
                                        Ended        Ended        Ended       Ended       Ended        2007 to        Ended
                                      April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                        2013          2012         2011        2010        2009          2008          2007
-------------------------------------------------------------------------------------------------------------------------------
                                     (Unaudited)
Net Asset Value, Beginning of
 Period........................... $     15.16     $    14.85  $    16.16   $    14.92  $    10.82  $    22.05      $    21.71
                                   -----------     ----------  ----------   ----------  ----------  ----------      ----------
Income from Investment Operations
---------------------------------
 Net Investment Income
  (Loss) (A)......................        0.22           0.34        0.34         0.24        0.26        0.52            0.46
 Net Gains (Losses) on Securities
  (Realized and Unrealized).......        2.70           0.61       (0.98)        1.22        4.14       (9.60)           1.66
                                   -----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total from Investment
    Operations....................        2.92           0.95       (0.64)        1.46        4.40       (9.08)           2.12
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............       (0.13)         (0.36)      (0.38)       (0.22)      (0.24)      (0.58)          (0.53)
 Net Realized Gains...............       (0.21)         (0.28)      (0.29)          --       (0.06)      (1.57)          (1.25)
                                   -----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total Distributions............       (0.34)         (0.64)      (0.67)       (0.22)      (0.30)      (2.15)          (1.78)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $     17.74     $    15.16  $    14.85   $    16.16  $    14.92  $    10.82      $    22.05
================================== ===========     ==========  ==========   ==========  ==========  ==========      ==========
Total Return......................       19.60%(C)       6.92%      (4.39)%      10.01%      41.42%     (45.17)%(C)      10.25%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $10,008,959     $8,266,610  $7,459,144   $7,655,318  $6,859,957  $4,799,748      $8,180,859
Ratio of Expenses to Average Net
 Assets...........................        0.70%(B)       0.71%       0.70%        0.70%       0.71%       0.69%(B)        0.69%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived
 Fees and Fees Paid Indirectly)...        0.70%(B)       0.71%       0.70%        0.70%       0.71%       0.69%(B)        0.69%
Ratio of Net Investment Income to
 Average Net Assets...............        2.66%(B)       2.30%       2.05%        1.57%       2.19%       3.22%(B)        2.03%
Portfolio Turnover Rate...........           4%(C)         18%         16%          18%         22%         16%(C)          18%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                            International Vector Equity Portfolio
                                                            ------------------------------------------------------

                                                            Six Months      Year       Year      Year      Year
                                                               Ended       Ended      Ended     Ended     Ended
                                                             April 30,    Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,
                                                               2013         2012       2011      2010      2009
-------------------------------------------------------------------------------------------------------------------
                                                            (Unaudited)
Net Asset Value, Beginning of Period.......................  $   9.33     $   9.34  $  10.28   $   9.22  $   6.74
                                                             --------     --------  --------   --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).........................      0.13         0.27      0.29       0.18      0.17
  Net Gains (Losses) on Securities (Realized and
   Unrealized).............................................      1.34         0.14     (0.87)      1.05      2.46
                                                             --------     --------  --------   --------  --------
   Total from Investment Operations........................      1.47         0.41     (0.58)      1.23      2.63
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income....................................     (0.07)       (0.27)    (0.29)     (0.17)    (0.15)
  Net Realized Gains.......................................     (0.03)       (0.15)    (0.07)        --        --
                                                             --------     --------  --------   --------  --------
   Total Distributions.....................................     (0.10)       (0.42)    (0.36)     (0.17)    (0.15)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................  $  10.70     $   9.33  $   9.34   $  10.28  $   9.22
=========================================================== ===========   ========  ========   ========  ========
Total Return...............................................     15.96%(C)     4.90%    (5.99)%    13.62%    39.52%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................  $707,597     $561,399  $410,580   $363,123  $262,544
Ratio of Expenses to Average Net Assets....................      0.52%(B)     0.54%     0.54%      0.54%     0.60%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly).....................      0.52%(B)     0.54%     0.54%      0.53%     0.59%
Ratio of Net Investment Income to Average Net Assets.......      2.72%(B)     2.94%     2.73%      1.91%     2.31%
Portfolio Turnover Rate....................................         3%(C)        5%       10%         5%        8%
-------------------------------------------------------------------------------------------------------------------

                                                            ---------
                                                                Period
                                                               Aug. 14,
                                                              2008(a) to
                                                               Oct. 31,
                                                                 2008
----------------------------------------------------------------------------

Net Asset Value, Beginning of Period.......................  $ 10.00
                                                             -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).........................     0.06
  Net Gains (Losses) on Securities (Realized and
   Unrealized).............................................    (3.32)
                                                             -------
   Total from Investment Operations........................    (3.26)
----------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income....................................       --
  Net Realized Gains.......................................       --
                                                             -------
   Total Distributions.....................................       --
----------------------------------------------------------------------------
Net Asset Value, End of Period.............................  $  6.74
=========================================================== ==========
Total Return...............................................   (32.60)%(C)
----------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................  $66,774
Ratio of Expenses to Average Net Assets....................     0.60%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly).....................     1.15%(B)(E)
Ratio of Net Investment Income to Average Net Assets.......     3.01%(B)(E)
Portfolio Turnover Rate....................................        0%(C)
----------------------------------------------------------------------------

                                                                           World ex U.S. Value Portfolio
                                                            -------------------------------------------------
                                                                                                          Period
                                                             Six Months         Year        Year         Aug. 23,
                                                                Ended          Ended       Ended        2010(a) to
                                                              April 30,       Oct. 31,    Oct. 31,       Oct. 31,
                                                                2013            2012        2011           2010
-----------------------------------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period.......................   $  9.94        $  9.96     $ 11.35      $ 10.00
                                                              -------        -------     -------      -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).........................      0.13           0.29        0.30         0.02
  Net Gains (Losses) on Securities (Realized and
   Unrealized).............................................      1.15          (0.05)      (1.35)        1.33
                                                              -------        -------     -------      -------
   Total from Investment Operations........................      1.28           0.24       (1.05)        1.35
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income....................................     (0.11)         (0.26)      (0.26)          --
  Net Realized Gains.......................................        --             --       (0.08)          --
                                                              -------        -------     -------      -------
   Total Distributions.....................................     (0.11)         (0.26)      (0.34)          --
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................   $ 11.11        $  9.94     $  9.96      $ 11.35
=========================================================== ===========      ========    ========    ==========
Total Return...............................................     12.92%(C)       2.70%      (9.59)%      13.50%(C)
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................   $92,175        $57,197     $47,165      $29,616
Ratio of Expenses to Average Net Assets....................      0.60%(B)(D)    0.60%(D)    0.60%(D)     0.90%(B)(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly).....................      0.81%(B)(D)    0.84%(D)    0.91%(D)     1.37%(B)(D)(E)
Ratio of Net Investment Income to Average Net Assets.......      2.53%(B)       2.97%       2.64%        0.76%(B)(E)
Portfolio Turnover Rate....................................       N/A            N/A         N/A          N/A
-----------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                     World ex U.S.           World ex U.S.          Selectively Hedged
                                Targeted Value Portfolio Core Equity Portfolio    Global Equity Portfolio
                                ------------------------ --------------------- ----------------------
                                         Period                 Period                           Period
                                        Nov. 1,                April 9,        Six Months       Nov. 14,
                                       2012(a) to             2013(a) to          Ended        2011(a) to
                                       April 30,               April 30,        April 30,       Oct. 31,
                                          2013                   2013             2013            2012
------------------------------------------------------------------------------------------------------------
                                      (Unaudited)             (Unaudited)      (Unaudited)
Net Asset Value, Beginning of
 Period........................         $ 10.00                 $10.00           $ 10.87      $ 10.00
                                        -------                 ------           -------      -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................            0.05                     --              0.07         0.22
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................            1.49                   0.16              1.59         0.87
                                        -------                 ------           -------      -------
   Total from Investment
    Operations.................            1.54                   0.16              1.66         1.09
------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........           (0.05)                    --             (0.10)       (0.22)
 Net Realized Gains............              --                     --             (0.03)          --
                                        -------                 ------           -------      -------
   Total Distributions.........           (0.05)                    --             (0.13)       (0.22)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.         $ 11.49                 $10.16           $ 12.40      $ 10.87
==============================  ======================== ===================== ===========   ==========
Total Return...................           15.49%(C)               1.60%(C)         15.42%(C)    11.11%(C)
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................         $60,321                 $  907           $75,407      $34,950
Ratio of Expenses to Average
 Net Assets (D)................            0.80%(B)(E)            0.47%(B)(E)       0.40%(B)     0.40%(B)(E)
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees) (D)...            1.32%(B)(E)            7.66%(B)(E)       0.77%(B)     1.00%(B)(E)
Ratio of Net Investment
 Income to Average Net Assets..            0.95%(B)(E)           (0.07)%(B)(E)      1.25%(B)     2.13%(B)(E)
Portfolio Turnover Rate........                                                      N/A          N/A
------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                           Emerging Markets Portfolio
                           ------------------------------------------------------------------------------------------
                                                                                               Period
                            Six Months       Year         Year        Year        Year        Dec. 1,         Year
                               Ended        Ended        Ended       Ended       Ended        2007 to        Ended
                             April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                               2013          2012         2011        2010        2009          2008          2007
-----------------------------------------------------------------------------------------------------------------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period...... $    26.06     $    26.68  $    30.90   $    25.23  $    17.05  $    35.23      $    25.40
                           ----------     ----------  ----------   ----------  ----------  ----------      ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).............       0.17           0.55        0.61         0.48        0.42        0.70            0.64
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       1.41           0.37       (2.53)        6.07        8.42      (16.85)           9.88
                           ----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total from
    Investment
    Operations............       1.58           0.92       (1.92)        6.55        8.84      (16.15)          10.52
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income.................      (0.13)         (0.50)      (0.53)       (0.46)      (0.41)      (0.69)          (0.53)
  Net Realized Gains......      (0.28)         (1.04)      (1.77)       (0.42)      (0.25)      (1.34)          (0.16)
                           ----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total
    Distributions.........      (0.41)         (1.54)      (2.30)       (0.88)      (0.66)      (2.03)          (0.69)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $    27.23     $    26.06  $    26.68   $    30.90  $    25.23  $    17.05      $    35.23
========================== ===========    ==========  ==========   ==========  ==========  ==========      ==========
Total Return..............       6.08%(C)       4.08%      (6.82)%      26.53%      53.39%     (48.37)%(C)      42.08%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).............. $3,120,026     $2,797,177  $2,313,035   $2,372,498  $1,966,288  $1,508,260      $3,388,442
Ratio of Expenses to
 Average Net
 Assets (D)...............       0.59%(B)       0.61%       0.61%        0.60%       0.62%       0.60%(B)        0.60%
Ratio of Net Investment
 Income to Average Net
 Assets...................       1.25%(B)       2.14%       2.07%        1.76%       2.15%       2.59%(B)        2.12%
-----------------------------------------------------------------------------------------------------------------------

                                                     Emerging Markets Small Cap Portfolio
                           ----------------------------------------------------------------------------------------
                                                                                              Period
                            Six Months       Year         Year        Year        Year       Dec. 1,        Year
                               Ended        Ended        Ended       Ended       Ended       2007 to       Ended
                             April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Nov. 30,
                               2013          2012         2011        2010        2009         2008         2007
--------------------------------------------------------------------------------------------------------------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period...... $    20.33     $    19.85  $    24.26   $    17.45  $     9.33  $  23.74      $    17.96
                           ----------     ----------  ----------   ----------  ----------  --------      ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).............       0.12           0.40        0.42         0.34        0.26      0.44            0.31
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       2.42           0.83       (3.67)        6.79        8.14    (12.95)           6.86
                           ----------     ----------  ----------   ----------  ----------  --------      ----------
   Total from
    Investment
    Operations............       2.54           1.23       (3.25)        7.13        8.40    (12.51)           7.17
--------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income.................      (0.16)         (0.35)      (0.40)       (0.32)      (0.28)    (0.41)          (0.26)
  Net Realized Gains......      (0.61)         (0.40)      (0.76)          --          --     (1.49)          (1.13)
                           ----------     ----------  ----------   ----------  ----------  --------      ----------
   Total
    Distributions.........      (0.77)         (0.75)      (1.16)       (0.32)      (0.28)    (1.90)          (1.39)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $    22.10     $    20.33  $    19.85   $    24.26  $    17.45  $   9.33      $    23.74
========================== ===========    ==========  ==========   ==========  ==========  ========      ==========
Total Return..............      12.81%(C)       6.71%     (14.03)%      41.33%      91.35%   (57.00)%(C)      42.58%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).............. $3,928,943     $2,907,673  $1,832,745   $1,833,038  $1,133,958  $547,329      $1,458,152
Ratio of Expenses to
 Average Net
 Assets (D)...............       0.79%(B)       0.82%       0.79%        0.78%       0.80%     0.77%(B)        0.78%
Ratio of Net Investment
 Income to Average Net
 Assets...................       1.16%(B)       2.01%       1.86%        1.70%       2.05%     2.61%(B)        1.48%
--------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                  Emerging Markets Value Portfolio-Class R2 Shares+
                          -----------------------------------------------------------        ---------------
                                                                                 Period
                          Six Months      Year     Year      Year     Year      Jan. 29,       Six Months
                             Ended       Ended    Ended     Ended    Ended     2008(a) to         Ended
                           April 30,    Oct. 31, Oct. 31,  Oct. 31, Oct. 31,    Oct. 31,        April 30,
                             2013         2012     2011      2010     2009        2008            2013
-------------------------------------------------------------------------------------------------------------
                          (Unaudited)                                                          (Unaudited)
Net Asset Value,
 Beginning of Period.....  $  28.21     $ 29.02  $ 36.35   $ 46.84  $ 85.43   $187.35        $     28.22
                           --------     -------  -------   -------  -------   -------        -----------
Income from Investment
 Operations
----------------------
  Net Investment
   Income
   (Loss) (A)............      0.13        0.50     0.20      0.56     0.56      3.93               0.17
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).......      2.19       (0.45)   (5.45)     9.18    21.36    (92.36)              2.18
                           --------     -------  -------   -------  -------   -------        -----------
Total from Investment
 Operations..............      2.32        0.05    (5.25)     9.74    21.92    (88.43)              2.35
-------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income................     (0.15)      (0.47)   (0.45)    (7.12)   (6.00)   (13.49)             (0.18)
  Net Realized Gains.....     (0.59)      (0.39)   (1.63)   (13.11)  (54.52)       --              (0.59)
                           --------     -------  -------   -------  -------   -------        -----------
Total Distributions......     (0.74)      (0.86)   (2.08)   (20.23)  (60.52)   (13.49)             (0.77)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period..................  $  29.79     $ 28.21  $ 29.02   $ 36.35  $ 46.83   $ 85.43        $     29.80
========================  ===========   ======== ========  ======== ======== ==========      ===========
Total Return.............      8.27%(C)    0.43%  (15.24)%   29.71%   78.29%   (50.51)%(C)          8.40%(C)
-------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)......  $109,510     $99,111  $78,157   $39,668  $ 5,082   $ 1,799        $18,431,359
Ratio of Expenses to
 Average Net
 Assets (D)..............      0.84%(B)    0.86%    0.86%     0.86%    0.90%     0.92%(B)(E)        0.59%(B)
Ratio of Net Investment
 Income to Average Net
 Assets..................      0.91%(B)    1.78%    1.56%     1.39%    1.39%     3.35%(B)(E)        1.17%(B)
-------------------------------------------------------------------------------------------------------------

                             Emerging Markets Value Portfolio-Institutional Class Shares
                          -------------------------------------------------------------------------------
                                                                                  Period
                              Year         Year          Year        Year        Dec. 1,         Year
                             Ended        Ended         Ended       Ended        2007 to        Ended
                            Oct. 31,     Oct. 31,      Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                              2012         2011          2010        2009          2008          2007
---------------------------------------------------------------------------------------------------------

Net Asset Value,
 Beginning of Period..... $     29.02  $     36.27   $     28.90  $    19.36  $    45.85      $    31.26
                          -----------  -----------   -----------  ----------  ----------      ----------
Income from Investment
 Operations
----------------------
  Net Investment
   Income
   (Loss) (A)............        0.57         0.64          0.45        0.38        0.98            0.78
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).......       (0.44)       (5.72)         8.01       12.41      (25.48)          14.82
                          -----------  -----------   -----------  ----------  ----------      ----------
Total from Investment
 Operations..............        0.13        (5.08)         8.46       12.79      (24.50)          15.60
---------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income................       (0.54)       (0.54)        (0.39)      (0.34)      (1.00)          (0.63)
  Net Realized Gains.....       (0.39)       (1.63)        (0.70)      (2.91)      (0.99)          (0.38)
                          -----------  -----------   -----------  ----------  ----------      ----------
Total Distributions......       (0.93)       (2.17)        (1.09)      (3.25)      (1.99)          (1.01)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................. $     28.22  $     29.02   $     36.27  $    28.90  $    19.36      $    45.85
========================  ===========  ===========   ===========  ==========  ==========      ==========
Total Return.............        0.70%      (14.84)%       30.04%      78.59%     (55.65)%(C)      50.98%
---------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)...... $16,589,619  $13,730,213   $11,542,870  $7,401,266  $3,735,580      $7,485,802
Ratio of Expenses to
 Average Net
 Assets (D)..............        0.61%        0.61%         0.60%       0.62%       0.60%(B)        0.60%
Ratio of Net Investment
 Income to Average Net
 Assets..................        2.03%        1.88%         1.40%       1.76%       2.82%(B)        2.00%
---------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.
+ At the close of business on December 3, 2010, Class R2 Shares were converted to Class R2A Shares. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares. All per share amounts and net assets values have been adjusted as a result of the conversion. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                           Emerging Markets Core Equity Portfolio
                                -------------------------------------------------------------------------------------------
                                                                                                     Period
                                  Six Months       Year         Year        Year        Year        Dec. 1,         Year
                                     Ended        Ended        Ended       Ended       Ended        2007 to        Ended
                                   April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                     2013          2012         2011        2010        2009          2008          2007
----------------------------------------------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period........................ $     19.00     $    18.73  $    21.31   $    16.49  $     9.88  $    21.20      $    15.13
                                -----------     ----------  ----------   ----------  ----------  ----------      ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................        0.12           0.41        0.43         0.30        0.25        0.43            0.35
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................        1.43           0.23       (2.65)        4.81        6.56      (11.27)           6.10
                                -----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total from Investment
    Operations.................        1.55           0.64       (2.22)        5.11        6.81      (10.84)           6.45
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........       (0.11)         (0.37)      (0.36)       (0.29)      (0.20)      (0.40)          (0.32)
 Net Realized Gains............          --             --          --           --          --       (0.08)          (0.06)
                                -----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total Distributions.........       (0.11)         (0.37)      (0.36)       (0.29)      (0.20)      (0.48)          (0.38)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $     20.44     $    19.00  $    18.73   $    21.31  $    16.49  $     9.88      $    21.20
==============================  ===========     ==========  ==========   ==========  ==========  ==========      ==========
Total Return...................        8.17%(C)       3.55%     (10.59)%      31.30%      69.47%     (51.93)%(C)      43.20%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $11,222,418     $8,594,707  $5,367,473   $4,179,882  $2,455,035  $1,155,526      $1,829,466
Ratio of Expenses to Average
 Net Assets....................        0.64%(B)       0.68%       0.67%        0.65%       0.67%       0.65%(B)        0.65%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees and
 Fees Paid Indirectly).........        0.65%(B)       0.68%       0.68%        0.65%       0.67%       0.65%(B)        0.65%
Ratio of Net Investment
 Income to Average Net Assets..        1.22%(B)       2.18%       2.04%        1.63%       2.03%       2.62%(B)        1.87%
Portfolio Turnover Rate........           1%(C)          1%          1%           4%          6%          3%(C)           2%
----------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-five operational portfolios, of which twenty-nine (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund. International Small Company Portfolio invests in five portfolios within DFAITC. DFA Global Real Estate Securities Portfolio invests in two portfolios within the Fund and World ex U.S. Value Portfolio invests in four portfolios within the Fund, DFAITC, and Dimensional Emerging Markets Value Fund ("DEM"). World ex U.S. Targeted Value Portfolio invests in four portfolios within the Fund. World ex U.S. Core Equity Portfolio invests in two portfolios within the Fund. Selectively Hedged Global Equity Portfolio invests in three portfolios within the Fund.

                                                                                          Percentage
                                                                                          Ownership
Feeder Funds                                 Master Funds                                 at 4/30/13
------------                                 ------------                                 ----------
U.S. Large Cap Value Portfolio               The U.S. Large Cap Value Series                 80%
Japanese Small Company Portfolio             The Japanese Small Company Series               22%
Asia Pacific Small Company Portfolio         The Asia Pacific Small Company Series           24%
United Kingdom Small Company Portfolio       The United Kingdom Small Company Series          2%
Continental Small Company Portfolio          The Continental Small Company Series             4%
Emerging Markets Portfolio                   The Emerging Markets Series                     97%
Emerging Markets Small Cap Portfolio         The Emerging Markets Small Cap Series           99%
Emerging Markets Value Portfolio             Dimensional Emerging Markets Value Fund         99%

Fund of Funds
-------------                                -
International Small Company Portfolio        The Continental Small Company Series            96%
                                             The Japanese Small Company Series               79%
                                             The United Kingdom Small Company Series         98%
                                             The Asia Pacific Small Company Series           77%
                                             The Canadian Small Company Series               99%
DFA Global Real Estate Securities Portfolio  DFA Real Estate Securities Portfolio            22%
                                             DFA International Real Estate Securities        35%
                                               Portfolio
World ex U.S. Value Portfolio                Dimensional Emerging Markets Value Fund          --
                                             DFA International Small Cap Value Portfolio      --
                                             The DFA International Value Series               1%
World ex U.S. Targeted Value Portfolio       DFA International Small Cap Value Portfolio      --
                                             Dimensional Emerging Markets Value Fund          --
                                             International Vector Equity Portfolio            1%
                                             The Emerging Markets Small Cap Series            --
World ex U.S. Core Equity Portfolio          International Core Equity Portfolio              --
                                             Emerging Markets Core Equity Portfolio           --
Selectively Hedged Global Equity Portfolio   U.S. Core Equity 2 Portfolio                     --
                                             International Core Equity Portfolio              --
                                             Emerging Markets Core Equity Portfolio           --

   Amounts designated as -- are less than 1%.

   Each feeder fund and fund of funds (collectively, "Feeder Funds") invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, and Selectively Hedged Global Equity Portfolio also invest in short-term temporary cash investments. In addition, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, and Selectively Hedged Global Equity Portfolio engages in futures and forward currency contracts.

   The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds and Fund of Funds.

   Prior to March 30, 2007, U.S. Targeted Value Portfolio invested substantially all of its assets in shares of The U.S. Targeted Value Series. At the close of business on March 29, 2007, U.S. Targeted Value Portfolio received its pro-rata share of cash and securities from The U.S. Targeted Value Series in a complete liquidation of its interest in the Series. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the Series is a result of the treatment of a partnership for book purposes. The Series will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   Effective February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap
Portfolio invest directly in securities rather than through a Master Fund. See the Federal Income Taxes note for more information regarding these transactions.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt Securities held by Enhanced U.S. Large Company Portfolio, (the "Fixed Income Portfolio"), and International Equity Portfolios, are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally classified as Level 2 in the hierarchy.

   Listed Derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Most Master Fund shares held by DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio and Selectively Hedged Global Equity Portfolio are valued at their respective daily net asset values, as these Master Funds are treated as regulated investment companies. The Feeder Funds, International Small Company Portfolio, World ex U.S. Value Portfolio and World ex U.S. Targeted Value Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   For the six months ended April 30, 2013, there were no significant transfers between Level 1 and Level 2, and no Level 3 investments held by the Portfolio.

   2. Foreign Currency Translation: Securities and other assets and liabilities of Enhanced U.S. Large Company Portfolio and the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, Enhanced U.S. Large Company Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible "Director/Trustee" of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Value Portfolio and World ex U.S. Targeted Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. Investment Advisor and Administrator:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to all Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services.

   For the six months ended April 30, 2013, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           Enhanced U.S. Large Company Portfolio*............. 0.05%
           U.S. Targeted Value Portfolio*..................... 0.10%
           U.S. Small Cap Value Portfolio*.................... 0.20%
           U.S. Core Equity 1 Portfolio....................... 0.17%
           U.S. Core Equity 2 Portfolio....................... 0.20%
           U.S. Vector Equity Portfolio....................... 0.30%
           U.S. Small Cap Portfolio*.......................... 0.03%
           U.S. Micro Cap Portfolio*.......................... 0.10%
           DFA Real Estate Securities Portfolio............... 0.17%
           Large Cap International Portfolio.................. 0.25%
           International Core Equity Portfolio................ 0.35%
           DFA International Real Estate Securities Portfolio. 0.35%
           DFA Global Real Estate Securities Portfolio........ 0.27%
           DFA International Small Cap Value Portfolio........ 0.65%
           International Vector Equity Portfolio.............. 0.45%
           World ex U.S. Value Portfolio...................... 0.47%
           World ex U.S. Targeted Value Portfolio............. 0.58%
           World ex U.S. Core Equity Portfolio................ 0.40%
           Selectively Hedged Global Equity Portfolio......... 0.30%
           Emerging Markets Core Equity Portfolio............. 0.55%

   For the six months ended April 30, 2013, the Feeder Funds' and the Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 Enhanced U.S. Large Company Portfolio*. 0.15%
                 U.S. Large Cap Value Portfolio......... 0.15%
                 U.S. Targeted Value Portfolio*......... 0.25%
                 U.S. Small Cap Value Portfolio*........ 0.30%
                 U.S. Small Cap Portfolio*.............. 0.32%
                 U.S. Micro Cap Portfolio*.............. 0.40%
                 International Small Company Portfolio.. 0.40%
                 Japanese Small Company Portfolio....... 0.40%
                 Asia Pacific Small Company Portfolio... 0.40%
                 United Kingdom Small Company Portfolio. 0.40%
                 Continental Small Company Portfolio.... 0.40%
                 Emerging Markets Portfolio............. 0.40%
                 Emerging Markets Small Cap Portfolio... 0.45%
                 Emerging Markets Value Portfolio....... 0.40%

* Effective March 30, 2007, U.S. Targeted Value Portfolio, and on February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio no longer invest substantially all of their assets in their respective Series. Instead, the Portfolios' assets are managed directly in accordance with the Portfolios' investment objectives and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolios, and Dimensional, which previously was the manager of the Series' assets. The investment advisory fee paid by the Portfolios are identical to the advisory fee that was charged to the Series.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2014, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2013, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                       Previously
                                                                       Recovery       Waived Fees/
                                                         Expense    of Previously   Expenses Assumed
                                                        Limitation   Waived Fees/   Subject to Future
Institutional Class Shares                                Amount   Expenses Assumed     Recovery
--------------------------                              ---------- ---------------- -----------------
U.S. Targeted Value Portfolio (1)......................    0.50%          --                 --
U.S. Core Equity 1 Portfolio (2).......................    0.23%          --                 --
U.S. Core Equity 2 Portfolio (2).......................    0.26%          --                 --
U.S. Vector Equity Portfolio (2).......................    0.36%          --                 --
DFA Real Estate Securities Portfolio (2)...............    0.18%          --             $  555
International Core Equity Portfolio (2)................    0.49%          --                 --
International Small Company Portfolio (3)..............    0.45%          --                 --
Japanese Small Company Portfolio (4)...................    0.47%          --                 --
Asia Pacific Small Company Portfolio (4)...............    0.47%          --                 --
United Kingdom Small Company Portfolio (4).............    0.47%          --                 31
Continental Small Company Portfolio (4)................    0.47%          --                 --
DFA International Real Estate Securities Portfolio (2).    0.65%          --                 --
DFA Global Real Estate Securities Portfolio (5)........    0.32%          --              7,833
International Vector Equity Portfolio (2)..............    0.60%          --                 --
World ex U.S. Value Portfolio (6)......................    0.60%          --                364
World ex U.S. Targeted Value Portfolio (7).............    0.80%          --                101
World ex U.S. Core Equity Portfolio (8)................    0.47%          --                  2
Selectively Hedged Global Equity Portfolio (9).........    0.40%         $ 1                252
Emerging Markets Core Equity Portfolio (2).............    0.85%          --                 --

Class R1 Shares
---------------
U.S. Targeted Value Portfolio (1)......................    0.62%          --                 --

Class R2 Shares
---------------
U.S. Targeted Value Portfolio (1)......................    0.77%          --                 --
Emerging Markets Value Portfolio (10)..................    0.96%          --                 --

   (1) The Advisor has contractually agreed to waive its administration fee and advisory fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   (3) The Advisor has contractually agreed to waive its administration fee and to assume the other direct expenses of the Portfolio (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above.

   (4) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Fund(s). At any time that the direct expenses of a Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount, as listed above.

   (5) Effective February 28, 2012, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2012, the Advisor contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.55% of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio were less than 0.55% of average net assets on an annualized basis, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount then in effect. The Advisor voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio's average net assets on an annualized basis.

   (6) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.47% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the advisory fee that remains payable by the Portfolio (i.e. the advisory fee remaining after the proportionate share of the Master Funds' advisory services fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio

Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (7) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.58% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the advisory fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (8) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (10) The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding management fees and custodian fees, and excluding any applicable 12b-1 fees) to the extent necessary to limit the expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") of the Class R2 shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2013, expenses reduced were as follows (amounts in thousands):

                                                             Fees Paid
                                                             Indirectly
                                                             ----------
         Enhanced U.S. Large Company Portfolio..............    $ 1
         Large Cap International Portfolio..................      6
         International Core Equity Portfolio................     14
         DFA International Real Estate Securities Portfolio.     12
         DFA International Small Cap Value Portfolio........     16
         International Vector Equity Portfolio..............      2
         Emerging Markets Core Equity Portfolio.............     90

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2013, the total related amounts paid by the Fund to the CCO were $123 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            Enhanced U.S. Large Company Portfolio.............. $  6
            U.S. Large Cap Value Portfolio.....................  217
            U.S. Targeted Value Portfolio......................   57
            U.S. Small Cap Value Portfolio.....................  211
            U.S. Core Equity 1 Portfolio.......................   80
            U.S. Core Equity 2 Portfolio.......................  140
            U.S. Vector Equity Portfolio.......................   44
            U.S. Small Cap Portfolio...........................   97
            U.S. Micro Cap Portfolio...........................  107
            DFA Real Estate Securities Portfolio...............   74
            Large Cap International Portfolio..................   50
            International Core Equity Portfolio................  129
            International Small Company Portfolio..............  151
            Japanese Small Company Portfolio...................    5
            Asia Pacific Small Company Portfolio...............    4
            United Kingdom Small Company Portfolio.............    1
            Continental Small Company Portfolio................    4
            DFA International Real Estate Securities Portfolio.   25
            DFA Global Real Estate Securities Portfolio........   15
            DFA International Small Cap Value Portfolio........  232
            International Vector Equity Portfolio..............    9
            World ex U.S. Value Portfolio......................   --
            World ex U.S. Targeted Value Portfolio.............   --
            World ex U.S. Core Equity Equity Portfolio.........   --
            Selectively Hedged Global Equity Portfolio.........   --
            Emerging Markets Portfolio.........................   69
            Emerging Markets Small Cap Portfolio...............   41
            Emerging Markets Value Portfolio...................  270
            Emerging Markets Core Equity Portfolio.............  103

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2013, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                    U.S. Government   Other Investment
                                                       Securities        Securities
                                                    ---------------- -------------------
                                                    Purchases Sales  Purchases   Sales
                                                    --------- ------ ---------- --------
Enhanced U.S. Large Company Portfolio..............    --     $4,727 $   72,399 $ 57,671
U.S. Targeted Value Portfolio......................    --         --    231,122  230,526
U.S. Small Cap Value Portfolio.....................    --         --    419,118  694,051
U.S. Core Equity 1 Portfolio.......................    --         --    483,649   53,467
U.S. Core Equity 2 Portfolio.......................    --         --    454,351   97,287
U.S. Vector Equity Portfolio.......................    --         --    141,977   36,255
U.S. Small Cap Portfolio...........................    --         --    582,419  324,982
U.S. Micro Cap Portfolio...........................    --         --    264,143  253,101
DFA Real Estate Securities Portfolio...............    --         --    298,470    5,087
Large Cap International Portfolio..................    --         --    210,651  110,782
International Core Equity Portfolio................    --         --    630,813  149,191
DFA International Real Estate Securities Portfolio.    --         --    294,990   81,895
DFA International Small Cap Value Portfolio........    --         --    603,395  396,154
International Vector Equity Portfolio..............    --         --     77,841   18,608
Emerging Markets Core Equity Portfolio.............    --         --  1,976,588   59,266

   For the six months ended April 30, 2013, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                  DFA Global Real Estate Securities Portfolio
                                       -----------------------------------------------------------------
                                       Balance at Balance at                   Dividend Distributions of
                                       10/31/2012 04/30/2013 Purchases  Sales   Income   Realized Gains
Affiliated Investment Companies        ---------- ---------- --------- ------- -------- ----------------
DFA Real Estate Securities
  Portfolio...........................  $777,963  $1,042,426 $142,921  $21,153 $11,849          --
DFA International Real Estate
  Securities Portfolio................   531,474     682,337  151,315   24,485  62,476          --

                                                         World ex U.S. Value Portfolio
                                       -----------------------------------------------------------------
                                       Balance at Balance at                   Dividend Distributions of
                                       10/31/2012 04/30/2013 Purchases  Sales   Income   Realized Gains
Affiliated Investment Companies        ---------- ---------- --------- ------- -------- ----------------
DFA International Small Cap Value
  Portfolio...........................  $  4,703  $    7,811 $  2,397  $   204 $    40        $ 64

                                                    World ex U.S. Targeted Value Portfolio
                                       -----------------------------------------------------------------
                                       Balance at Balance at                   Dividend Distributions of
                                       11/01/2012 04/30/2013 Purchases  Sales   Income   Realized Gains
Affiliated Investment Companies        ---------- ---------- --------- ------- -------- ----------------
International Vector Equity Portfolio.        --  $    5,423 $  4,934       -- $    18        $  7
DFA International Small Cap Value
  Portfolio...........................        --      37,315   33,318       --     114         184

                                                      World ex U.S. Core Equity Portfolio
                                       -----------------------------------------------------------------
                                       Balance at Balance at                   Dividend Distributions of
                                       04/10/2013 04/30/2013 Purchases  Sales   Income   Realized Gains
Affiliated Investment Companies        ---------- ---------- --------- ------- -------- ----------------
International Core Equity Portfolio...        --  $      617 $    645  $    46      --          --
Emerging Markets Core Equity
  Portfolio...........................        --         185      194       13      --          --


                                               Selectively Hedged Global Equity Portfolio
                                     ---------------------------------------------------------------
                                     Balance at Balance at                 Dividend Distributions of
                                     10/31/2012 04/30/2013 Purchases Sales  Income   Realized Gains
Affiliated Investment Companies      ---------- ---------- --------- ----- -------- ----------------
U.S. Core Equity 2 Portfolio........  $14,297    $30,044    $13,469  $623    $173         $115
International Core Equity Portfolio.   12,942     28,366     13,262   385     137           --
Emerging Markets Core Equity
  Portfolio.........................    6,554     13,985      7,163   171      42           --

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, net foreign currency gains/losses, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts, expiration of capital loss carryovers and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                       Increase       Increase
                                                                      (Decrease)     (Decrease)
                                                       Increase     Undistributed   Accumulated
                                                      (Decrease)    Net Investment  Net Realized
                                                    Paid-In Capital     Income     Gains (Losses)
                                                    --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio..............          --        $ 1,418        $ (1,418)
U.S. Large Cap Value Portfolio.....................          --             --              --
U.S. Targeted Value Portfolio......................     $14,816         (1,983)        (12,833)
U.S. Small Cap Value Portfolio.....................      38,929         (4,198)        (34,731)
U.S. Core Equity 1 Portfolio.......................       3,210         (3,210)             --
U.S. Core Equity 2 Portfolio.......................       5,891         (3,883)         (2,008)
U.S. Vector Equity Portfolio.......................       2,907         (2,567)           (340)
U.S. Small Cap Portfolio...........................      16,124         (2,807)        (13,317)
U.S. Micro Cap Portfolio...........................      17,306         (2,586)        (14,720)
DFA Real Estate Securities Portfolio...............      (4,553)        30,065         (25,512)
Large Cap International Portfolio..................          --            168            (168)
International Core Equity Portfolio................       3,294          6,514          (9,808)
International Small Company Portfolio..............       7,038          8,475         (15,513)
Japanese Small Company Portfolio...................      (3,801)           156           3,645
Asia Pacific Small Company Portfolio...............          --          1,613          (1,613)
United Kingdom Small Company Portfolio.............          --              6              (6)
Continental Small Company Portfolio................          --            143            (143)
DFA International Real Estate Securities Portfolio.       6,163         (5,018)         (1,145)
DFA Global Real Estate Securities Portfolio........         333           (333)             --
DFA International Small Cap Value Portfolio........      12,583          3,318         (15,901)
International Vector Equity Portfolio..............         603            261            (864)
World ex U.S. Value Portfolio......................          --             (2)              2
Selectively Hedged Global Equity Portfolio.........          (2)           164            (162)

                                                           Increase       Increase
                                                          (Decrease)     (Decrease)
                                           Increase     Undistributed   Accumulated
                                          (Decrease)    Net Investment  Net Realized
                                        Paid-In Capital     Income     Gains (Losses)
                                        --------------- -------------- --------------
Emerging Markets Portfolio.............     $ 3,533        $ (2,668)      $   (865)
Emerging Markets Small Cap Portfolio...       4,566          (1,171)        (3,395)
Emerging Markets Value Portfolio.......      26,372         (14,251)       (12,121)
Emerging Markets Core Equity Portfolio.       3,513          (4,796)         1,283

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2011 and October 31, 2012, were as follows (amounts in thousands):

                                         Net Investment
                                           Income and
                                           Short-Term     Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------
  Enhanced U.S. Large Company Portfolio
  2011..................................    $    270            --    $    270
  2012..................................       2,785            --       2,785
  U.S. Large Cap Value Portfolio
  2011..................................     117,051            --     117,051
  2012..................................     150,153            --     150,153
  U.S. Targeted Value Portfolio
  2011..................................      19,648      $  6,119      25,767
  2012..................................      27,304        31,976      59,280
  U.S. Small Cap Value Portfolio
  2011..................................      47,016        11,920      58,936
  2012..................................      56,139       122,752     178,891
  U.S. Core Equity 1 Portfolio
  2011..................................      49,822            --      49,822
  2012..................................      76,278            --      76,278
  U.S. Core Equity 2 Portfolio
  2011..................................      84,798            --      84,798
  2012..................................     103,512         2,008     105,520
  U.S. Vector Equity Portfolio
  2011..................................      19,719            --      19,719
  2012..................................      29,237           337      29,574
  U.S. Small Cap Portfolio
  2011..................................      36,302         2,974      39,276
  2012..................................      44,580        14,276      58,856
  U.S. Micro Cap Portfolio
  2011..................................      23,667            --      23,667
  2012..................................      33,018        14,720      47,738
  DFA Real Estate Securities Portfolio
  2011..................................      40,246            --      40,246
  2012..................................     103,653            --     103,653
  Large Cap International Portfolio
  2011..................................      54,107            --      54,107
  2012..................................      60,808            --      60,808
  International Core Equity Portfolio
  2011..................................     165,946            --     165,946
  2012..................................     179,492            --     179,492

                                                    Net Investment
                                                      Income and
                                                      Short-Term     Long-Term
                                                    Capital Gains  Capital Gains  Total
                                                    -------------- ------------- --------
International Small Company Portfolio
2011...............................................    $188,546      $  5,851    $194,397
2012...............................................     169,495       110,049     279,544
Japanese Small Company Portfolio
2011...............................................       2,305            --       2,305
2012...............................................       4,541            --       4,541
Asia Pacific Small Company Portfolio
2011...............................................       6,964            --       6,964
2012...............................................       9,333            --       9,333
United Kingdom Small Company Portfolio
2011...............................................       1,071            --       1,071
2012...............................................         992            --         992
Continental Small Company Portfolio
2011...............................................       3,562            --       3,562
2012...............................................       2,958            --       2,958
DFA International Real Estate Securities Portfolio
2011...............................................     107,338            --     107,338
2012...............................................      60,194            --      60,194
DFA Global Real Estate Securities Portfolio
2011...............................................      41,782            --      41,782
2012...............................................      26,050            --      26,050
DFA International Small Cap Value Portfolio
2011...............................................     190,869       143,816     334,685
2012...............................................     206,370       131,063     337,433
International Vector Equity Portfolio
2011...............................................      12,224         2,659      14,883
2012...............................................      14,733         6,546      21,279
World ex U.S. Value Portfolio
2011...............................................       1,025           195       1,220
2012...............................................       1,438            --       1,438
Selectively Hedged Global Equity Portfolio
2012...............................................         534            --         534
Emerging Markets Portfolio
2011...............................................      45,589       141,595     187,184
2012...............................................      51,664        91,664     143,328
Emerging Markets Small Cap Portfolio
2011...............................................      36,754        61,095      97,849
2012...............................................      42,163        40,014      82,177
Emerging Markets Value Portfolio
2011...............................................     302,552       486,583     789,135
2012...............................................     300,146       202,987     503,133
Emerging Markets Core Equity Portfolio
2011...............................................      89,989            --      89,989
2012...............................................     143,349            --     143,349

   Selectively Hedged Global Equity Portfolio commenced operations on November 14, 2011 and did not pay any distributions for the year ended October 31, 2011.

   At October 31, 2012, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                    Net Investment
                                                      Income and
                                                      Short-Term     Long-Term
                                                    Capital Gains  Capital Gains  Total
                                                    -------------- ------------- -------
U.S. Targeted Value Portfolio......................    $ 2,730        $12,108    $14,838
U.S. Small Cap Value Portfolio.....................      5,603         33,373     38,976
U.S. Core Equity 1 Portfolio.......................      3,212             --      3,212
U.S. Core Equity 2 Portfolio.......................      3,889          2,008      5,897
U.S. Vector Equity Portfolio.......................      2,572            337      2,909
U.S. Small Cap Portfolio...........................      3,324         14,276     17,600
U.S. Micro Cap Portfolio...........................      2,595         14,720     17,315
DFA Real Estate Securities Portfolio...............      3,870             --      3,870
International Core Equity Portfolio................      3,294             --      3,294
International Small Company Portfolio..............      5,610          1,428      7,038
DFA International Real Estate Securities Portfolio.      6,164             --      6,164
DFA Global Real Estate Securities Portfolio........        334             --        334
DFA International Small Cap Value Portfolio........      7,741          4,842     12,583
International Vector Equity Portfolio..............        529             73        602
Emerging Markets Portfolio.........................      2,219          1,313      3,532
Emerging Markets Small Cap Portfolio...............      1,663          2,902      4,565
Emerging Markets Value Portfolio...................     12,592         13,781     26,373
Emerging Markets Core Equity Portfolio.............      3,512             --      3,512

   At October 31, 2012, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                    Undistributed                                Total Net
                                                    Net Investment                             Distributable
                                                      Income and   Undistributed                 Earnings
                                                      Short-Term     Long-Term   Capital Loss  (Accumulated
                                                    Capital Gains  Capital Gains Carryforwards    Losses)
                                                    -------------- ------------- ------------- -------------
Enhanced U.S. Large Company Portfolio..............    $    829            --     $   (46,941)  $   (46,112)
U.S. Large Cap Value Portfolio.....................      25,672            --      (1,332,489)   (1,306,817)
U.S. Targeted Value Portfolio......................      15,300      $162,041              --       177,341
U.S. Small Cap Value Portfolio.....................      19,961       380,033              --       399,994
U.S. Core Equity 1 Portfolio.......................      10,765            --         (13,834)       (3,069)
U.S. Core Equity 2 Portfolio.......................      16,557        55,731              --        72,288
U.S. Vector Equity Portfolio.......................       2,760         3,354              --         6,114
U.S. Small Cap Portfolio...........................      14,498       228,599              --       243,097
U.S. Micro Cap Portfolio...........................       5,022       176,210              --       181,232
DFA Real Estate Securities Portfolio...............      23,668            --        (206,280)     (182,612)
Large Cap International Portfolio..................      11,172            --        (200,200)     (189,028)
International Core Equity Portfolio................      30,479            --        (102,483)      (72,004)
International Small Company Portfolio..............      41,410        38,970              --        80,380
Japanese Small Company Portfolio...................       2,654            --         (73,701)      (71,047)
Asia Pacific Small Company Portfolio...............       6,418            --         (24,578)      (18,160)
United Kingdom Small Company Portfolio.............         285            --          (2,141)       (1,856)
Continental Small Company Portfolio................         398            --         (28,845)      (28,447)
DFA International Real Estate Securities Portfolio.     169,177            --        (180,698)      (11,521)
DFA Global Real Estate Securities Portfolio........      11,635            --          (1,115)       10,520
DFA International Small Cap Value Portfolio........      49,165       116,761              --       165,926

                                            Undistributed                                Total Net
                                            Net Investment                             Distributable
                                              Income and   Undistributed                 Earnings
                                              Short-Term     Long-Term   Capital Loss  (Accumulated
                                            Capital Gains  Capital Gains Carryforwards    Losses)
                                            -------------- ------------- ------------- -------------
International Vector Equity Portfolio......    $ 2,688       $  2,006            --      $  4,694
World ex U.S. Value Portfolio..............        391             --      $ (5,842)       (5,451)
Selectively Hedged Global Equity Portfolio.        113             56            --           169
Emerging Markets Portfolio.................      8,397         30,480            --        38,877
Emerging Markets Small Cap Portfolio.......     20,186         92,087            --       112,273
Emerging Markets Value Portfolio...........     80,287        344,510            --       424,797
Emerging Markets Core Equity Portfolio.....     33,354             --       (41,205)       (7,851)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                    2013   2014   2015   2016      2017     2018    2019   Unlimited   Total
                                   ------ ------ ------ ------- ---------- ------- ------- --------- ----------
Enhanced U.S. Large Company
 Portfolio........................     --     --     -- $46,941         --      --      --       --  $   46,941
U.S. Large Cap Value Portfolio....     --     --     --      -- $1,332,489      --      --       --   1,332,489
U.S. Core Equity 1 Portfolio......     --     --     --      --     13,834      --      --       --      13,834
DFA Real Estate Securities
 Portfolio........................     --     --     --  72,400     62,969 $44,388 $26,523       --     206,280
Large Cap International
 Portfolio........................     --     --     --  19,004    135,393  14,311  12,549  $18,943     200,200
International Core Equity
 Portfolio........................     --     --     --      --     53,177      --      --   49,306     102,483
Japanese Small Company
 Portfolio........................ $3,055 $2,451 $8,004  23,057     13,952  12,208   5,543    5,431      73,701
Asia Pacific Small Company
 Portfolio........................     --     --     --  16,317      8,261      --      --       --      24,578
United Kingdom Small Company
 Portfolio........................     --     --     --      --      1,867      --      --      274       2,141
Continental Small Company
 Portfolio........................     --     --     --  13,544      7,224   5,252      --    2,825      28,845
DFA International Real Estate
 Securities Portfolio.............     --     --     46  13,446     34,576  38,689  69,466   24,475     180,698
DFA Global Real Estate Securities
 Portfolio........................     --     --     --      --         --   1,091      --       24       1,115
World ex U.S. Value Portfolio.....     --     --     --      --         --      --   5,842       --       5,842
Emerging Markets Core Equity
 Portfolio........................     --     --     --   7,080     26,445      --      --    7,680      41,205

   During the year ended October 31, 2012, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands).

                Enhanced U.S. Large Company Portfolio. $ 24,140
                U.S. Large Cap Value Portfolio........  318,345
                U.S. Core Equity 1 Portfolio..........   35,374
                U.S. Core Equity 2 Portfolio..........   15,761
                U.S. Vector Equity Portfolio..........   36,502
                U.S. Micro Cap Portfolio..............   34,914
                DFA Real Estate Securities Portfolio..    9,644
                Asia Pacific Small Company Portfolio..    2,201
                World ex U.S. Value Portfolio.........      146

   At April 30, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                               Net
                                                                                            Unrealized
                                                     Federal     Unrealized   Unrealized   Appreciation
                                                     Tax Cost   Appreciation Depreciation (Depreciation)
                                                    ----------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio.............. $   195,388  $    3,914  $      (243)   $    3,671
U.S. Large Cap Value Portfolio.....................   7,006,180   3,287,100         (155)    3,286,945
U.S. Targeted Value Portfolio......................   3,204,459   1,055,883     (167,820)      888,063
U.S. Small Cap Value Portfolio.....................   7,389,901   2,552,324     (800,656)    1,751,668
U.S. Core Equity 1 Portfolio.......................   5,463,130   1,704,514     (209,089)    1,495,425
U.S. Core Equity 2 Portfolio.......................   7,445,194   2,522,953     (456,154)    2,066,799
U.S. Vector Equity Portfolio.......................   2,216,591     746,729     (174,962)      571,767
U.S. Small Cap Portfolio...........................   5,481,185   1,635,731     (414,279)    1,221,452
U.S. Micro Cap Portfolio...........................   3,685,415   1,390,702     (483,576)      907,126
DFA Real Estate Securities Portfolio...............   3,486,844   1,758,890     (119,230)    1,639,660
Large Cap International Portfolio..................   2,360,090     671,029     (237,455)      433,574
International Core Equity Portfolio................   8,489,086   1,612,704     (982,217)      630,487
International Small Company Portfolio..............   6,537,054     955,473     (120,495)      834,978
Japanese Small Company Portfolio...................     483,009      15,363       (2,643)       12,720
Asia Pacific Small Company Portfolio...............     246,479      24,989         (503)       24,486
United Kingdom Small Company Portfolio.............      23,165      10,324         (175)       10,149
Continental Small Company Portfolio................     104,846      10,995         (124)       10,871
DFA International Real Estate Securities Portfolio.   2,151,899     242,274      (91,215)      151,059
DFA Global Real Estate Securities Portfolio........   1,281,802     476,211      (29,777)      446,434
DFA International Small Cap Value Portfolio........  10,643,022   2,570,259   (1,874,206)      696,053
International Vector Equity Portfolio..............     673,900     179,533      (52,804)      126,729
World ex U.S. Value Portfolio......................      84,024       8,264         (136)        8,128
World ex U.S. Targeted Value Portfolio.............      55,345       4,801           --         4,801
World ex U.S. Core Equity Portfolio................         781          21           --            21
Selectively Hedged Global Equity Portfolio.........      64,232       8,441         (278)        8,163
Emerging Markets Portfolio.........................   2,000,880   1,116,225       (1,526)    1,114,699
Emerging Markets Small Cap Portfolio...............   3,319,158     622,746      (13,000)      609,746
Emerging Markets Value Portfolio...................  17,974,364     572,159      (13,885)      558,274
Emerging Markets Core Equity Portfolio.............  10,734,116   2,293,442     (984,989)    1,308,453

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

                                                         Six Months Ended         Year Ended
                                                          April 30, 2013         Oct. 31, 2012
                                                       --------------------  --------------------
                                                          Amount     Shares     Amount     Shares
                                                       -----------  -------  -----------  -------
U.S. Targeted Value Portfolio
Class R1 Shares
 Shares Issued........................................ $     6,434      352  $     5,787      353
 Shares Issued in Lieu of Cash Distributions..........       3,278      198          730       48
 Shares Redeemed......................................      (2,582)    (147)      (7,953)    (486)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R1 Shares............ $     7,130      403  $    (1,436)     (85)
                                                       ===========  =======  ===========  =======
Class R2 Shares
 Shares Issued........................................ $     3,714      203  $     4,727      288
 Shares Issued in Lieu of Cash Distributions..........         869       53          162       11
 Shares Redeemed......................................      (1,627)     (92)      (4,413)    (273)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $     2,956      164  $       476       26
                                                       ===========  =======  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $   415,407   23,068  $   772,443   47,901
 Shares Issued in Lieu of Cash Distributions..........     174,999   10,593       39,875    2,618
 Shares Redeemed......................................    (443,795) (24,703)    (649,785) (39,847)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   146,611    8,958  $   162,533   10,672
                                                       ===========  =======  ===========  =======

Emerging Markets Value Portfolio
Class R2 Shares
 Shares Issued........................................ $    16,973      573  $    61,477    2,199
 Shares Issued in Lieu of Cash Distributions..........       2,609       90        2,784      106
 Shares Redeemed......................................     (14,794)    (500)     (40,795)  (1,486)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $     4,788      163  $    23,466      819
                                                       ===========  =======  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $ 1,941,806   65,728  $ 5,047,163  179,634
 Shares Issued in Lieu of Cash Distributions..........     419,497   14,516      436,347   16,644
 Shares Redeemed......................................  (1,456,350) (49,580)  (2,278,812) (81,493)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   904,953   30,664  $ 3,204,698  114,785
                                                       ===========  =======  ===========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of U.S. Targeted Value Portfolio's Class R1 and Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R1 Shares received one share for every 1.469 shares held and each shareholder of Class R2 Shares received one share for every 1.394 shares held. The purpose of the reverse split was to reduce the number of Class R1 Shares and Class R2 Shares, thereby increasing the net asset value of each Class R1 Share and Class R2 Share outstanding in order to more closely align the net asset values with the net asset value of U.S. Targeted Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R1 and Class R2 Shares.

   The Board of Directors of the Fund authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed Class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares had a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion. Additionally, the capital share activity in the Statement of Changes in Net Assets and capital share activity earlier in this note shows the reduction of shares as a result of the conversion.

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2013,

Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

Enhanced U.S. Large Company Portfolio*

                                                                  Unrealized
                                                                    Foreign
  Settlement Currency                    Contract     Value at     Exchange
     Date    Amount**      Currency       Amount   April 30, 2013 Gain (Loss)
  ---------- -------- ------------------ --------  -------------- -----------
   05/22/13     (649) Australian Dollar  $   (667)    $   (672)      $  (5)
   05/16/13    4,220  Canadian Dollar       4,108        4,187          79
   05/16/13   (3,161) Canadian Dollar      (3,081)      (3,136)        (55)
   05/16/13   (6,355) Canadian Dollar      (6,218)      (6,306)        (88)
   06/17/13   31,336  Denmark Krone         5,547        5,539          (8)
   06/17/13  (31,336) Denmark Krone        (5,524)      (5,538)        (14)
   06/17/13  (34,763) Euro                (45,679)     (45,795)       (116)
   06/14/13   (4,031) New Zealand Dollar   (3,414)      (3,445)        (31)
   05/23/13  (22,745) Norwegian Krone      (3,843)      (3,941)        (98)
   07/23/13  (35,300) Swedish Krona        (5,328)      (5,437)       (109)
   05/16/13   (3,089) UK Pound Sterling    (4,731)      (4,798)        (67)
                                         --------     --------       -----
                                         $(68,830)    $(69,342)      $(512)
                                         ========     ========       =====

Selectively Hedged Global Equity Portfolio*

                                                                  Unrealized
                                                                    Foreign
   Settlement Currency                   Contract     Value at     Exchange
      Date    Amount**      Currency      Amount   April 30, 2013 Gain (Loss)
   ---------- --------  ---------------- --------  -------------- -----------
    05/24/13    (1,577) Denmark Krone    $   (271)    $   (279)      $ (8)
    05/14/13    (4,455) Euro               (5,795)      (5,867)       (72)
    05/22/13   (17,386) Hong Kong Dollar   (2,240)      (2,241)        (1)
    05/13/13   (52,794) Japanese Yen         (550)        (542)         8
    05/13/13   (58,495) Japanese Yen         (586)        (600)       (14)
    05/13/13  (399,802) Japanese Yen       (4,285)      (4,101)       184
    06/14/13    (1,662) Swiss Franc        (1,788)      (1,788)        --
                                         --------     --------       ----
                                         $(15,515)    $(15,418)      $ 97
                                         ========     ========       ====

* During the six months ended April 30, 2013, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average contract amount of forward currency contracts was $81,513 and $12,065 (in thousands), respectively.

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   4. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio use stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R) and S&P 500 Index(R) Emini, respectively, in the normal course of pursuing their investment objectives. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2013, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                                                        Approximate
                                             Expiration Number of  Contract Unrealized     Cash
                          Description           Date    Contracts*  Value   Gain (Loss) Collateral
                     ----------------------- ---------- ---------- -------- ----------- -----------
Enhanced U.S. Large
  Company Portfolio. S&P 500 Index(R)         06/21/13     498     $198,229   $7,774         --
Selectively Hedged
  Global Equity
  Portfolio......... S&P 500 Index(R) Emini   06/21/13      36        2,866      129       $125

  Securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2013, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average notional contract amount basis contract amount of outstanding futures contracts were $181,605 and $2,167 (in thousands), respectively.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2013:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Payables: Futures Margin
                             Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2013 (amounts in thousands):

                                                  Asset Derivatives Value
                                             ---------------------------------
                                              Total Value    Foreign
                                                   at       Exchange   Equity
                                             April 30, 2013 Contracts Contracts
                                             -------------- --------- ---------
 Enhanced U.S. Large Company Portfolio......     $7,853       $  79    $7,774*
 Selectively Hedged Global Equity Portfolio.        321         192       129*

                                                Liability Derivatives Value
                                             ---------------------------------
                                              Total Value    Foreign
                                                   at       Exchange   Equity
                                             April 30, 2013 Contracts Contracts
                                             -------------- --------- ---------
 Enhanced U.S. Large Company Portfolio......     $ (591)      $(591)       --
 Selectively Hedged Global Equity Portfolio.        (95)        (95)       --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the six months ended
April 30, 2013 (amounts in thousands):

Derivative Type               Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of: Translation
                              of Foreign Currency Denominated Amounts

Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2013 (amounts in thousands):

                                                        Realized Gain (Loss) on
                                                      Derivatives Recognized in Income
                                                      -------------------------------
                                                                  Foreign
                                                                 Exchange    Equity
                                                       Total     Contracts  Contracts
                                                       -------   ---------  ---------
Enhanced U.S. Large Company Portfolio................ $19,275      $(667)    $19,942
U.S. Targeted Value Portfolio*.......................    (402)        --        (402)
U.S. Small Cap Value Portfolio*......................   1,840         --       1,840
U.S. Small Cap Portfolio*............................    (494)        --        (494)
U.S. Micro Cap Portfolio*............................    (423)        --        (423)
International Small Company Portfolio*...............     (29)        --         (29)
Continental Small Company Portfolio*.................      29         --          29
DFA International Real Estate Securitites Portfolio*.     888         --         888
Selectively Hedged Global Equity Portfolio...........     652        390         262
Emerging Markets Small Cap Portfolio*................     457         --         457

                                                          Change in Unrealized
                                                      Appreciation (Depreciation) on
                                                      Derivatives Recognized in Income
                                                      -------------------------------
                                                                  Foreign
                                                                 Exchange    Equity
                                                       Total     Contracts  Contracts
                                                       -------   ---------  ---------
Enhanced U.S. Large Company Portfolio................ $ 5,617      $ 669     $ 4,948
International Small Company Portfolio*...............      30         --          30
Continental Small Company Portfolio*.................     (29)        --         (29)
Selectively Hedged Global Equity Portfolio...........     337        191         146

* As of April 30, 2013, there were no futures contracts outstanding. During the six months ended April 30, 2013, the Portfolios had limited activity in futures contracts.

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014. There were no borrowings by the Portfolios under this line of credit during the period ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the six months ended April 30, 2013, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                         Weighted      Weighted    Number of   Interest Maximum Amount
                                          Average      Average        Days     Expense  Borrowed During
                                       Interest Rate Loan Balance Outstanding* Incurred   The Period
                                       ------------- ------------ ------------ -------- ---------------
U.S. Targeted Value Portfolio.........     0.91%       $ 4,884         14        $ 2        $10,912
U.S. Small Cap Value Portfolio........     0.92%         3,619          4         --          4,137
U.S. Small Cap Portfolio..............     0.91%         4,540          1         --          4,540
DFA Real Estate Securities Portfolio..     0.91%         4,838          6          1          7,104
Large Cap International Portfolio.....     0.89%        28,175         13          9         37,795
International Core Equity Portfolio...     0.91%        11,573         10          3         21,383
DFA Global Real Estate Securities
  Portfolio...........................     0.84%         1,573          1         --          1,573
DFA International Small Cap Value
  Portfolio...........................     0.90%        12,305          9          3         18,353
International Vector Equity Portfolio.     0.90%           286          2         --            512
World ex U.S. Value Portfolio.........     0.90%           101          9         --            307

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2013 that each Portfolio's available line of credit was utilized.

   At April 30, 2013, International Vector Equity Portfolio had loans outstanding of $512 (amount in thousands).

J. Securities Lending:

   As of April 30, 2013, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                           Market
                                                           Value
                                                          --------
             U.S. Targeted Value Portfolio............... $ 12,282
             U.S. Small Cap Value Portfolio..............   28,653
             U.S. Core Equity 1 Portfolio................    8,479
             U.S. Core Equity 2 Portfolio................   14,175
             U.S. Vector Equity Portfolio................    4,989
             U.S. Small Cap Portfolio....................   20,253
             U.S. Micro Cap Portfolio....................   16,554
             DFA Real Estate Securities Portfolio........      599
             Large Cap International Portfolio...........    9,499
             International Core Equity Portfolio.........   57,871
             DFA International Small Cap Value Portfolio.   64,753
             International Vector Equity Portfolio.......    4,738
             Emerging Markets Core Equity Portfolio......  249,581

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   For the six months ended April 30, 2013, the Portfolios had no in-kind redemptions.

N. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

O. Other:

   At April 30, 2013, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                    Approximate
                                                                                     Percentage
                                                                       Number of   of Outstanding
                                                                      Shareholders     Shares
                                                                      ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional Class Shares..      4             83%
U.S. Large Cap Value Portfolio -- Institutional Class Shares.........      3             74%
U.S. Targeted Value Portfolio -- Class R1 Shares.....................      2             98%
U.S. Targeted Value Portfolio -- Class R2 Shares.....................      7             89%
U.S. Targeted Value Portfolio -- Institutional Class Shares..........      3             61%
U.S. Small Cap Value Portfolio -- Institutional Class Shares.........      3             61%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares...........      4             73%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares...........      6             83%
U.S. Vector Equity Portfolio -- Institutional Class Shares...........      4             90%
U.S. Small Cap Portfolio -- Institutional Class Shares...............      4             57%
U.S. Micro Cap Portfolio -- Institutional Class Shares...............      4             71%
DFA Real Estate Securities Portfolio -- Institutional Class Shares...      4             84%
Large Cap International Portfolio -- Institutional Class Shares......      3             73%
International Core Equity Portfolio -- Institutional Class Shares....      4             77%
International Small Company Portfolio -- Institutional Class Shares..      4             57%
Japanese Small Company Portfolio -- Institutional Class Shares.......      4             84%
Asia Pacific Small Company Portfolio -- Institutional Class Shares...      3             86%
United Kingdom Small Company Portfolio -- Institutional Class Shares.      3             91%

                                                                                                Approximate
                                                                                                 Percentage
                                                                                   Number of   of Outstanding
                                                                                  Shareholders     Shares
                                                                                  ------------ --------------
Continental Small Company Portfolio -- Institutional Class Shares................      4             91%
DFA International Real Estate Securities Portfolio -- Institutional Class Shares.      4             92%
DFA Global Real Estate Securities Portfolio -- Institutional Class Shares........      3             88%
DFA International Small Cap Value Portfolio -- Institutional Class Shares........      3             58%
International Vector Equity Portfolio -- Institutional Class Shares..............      3             87%
World ex U.S. Value Portfolio -- Institutional Class Shares......................      5             81%
World ex U.S. Targeted Value Portfolio--Institutional Class Shares...............      3            100%
World ex U.S. Core Equity Portfolio--Institutional Class Shares..................      2            100%
Selectively Hedged Global Equity Portfolio.......................................      2             93%
Emerging Markets Portfolio -- Institutional Class Shares.........................      3             67%
Emerging Markets Small Cap Portfolio -- Institutional Class Shares...............      4             49%
Emerging Markets Value Portfolio -- Class R2 Shares..............................      4             82%
Emerging Markets Value Portfolio -- Institutional Class Shares...................      2             28%
Emerging Markets Core Equity Portfolio -- Institutional Class Shares.............      3             63%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

P. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the period indicated.

                                            Six Months Ended April 30, 2013
     EXPENSE TABLE
                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/12  04/30/13    Ratio*   Period*
                                    --------- --------- ---------- --------
     -
     Actual Fund Return............ $1,000.00 $  946.30    0.34%    $1.64
     Hypothetical 5% Annual Return. $1,000.00 $1,023.11    0.34%    $1.71

----------

* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

         DFA Commodity Strategy Portfolio
Corporate....................................  43.5%
Foreign Corporate............................  24.1%
Foreign Government...........................   6.2%
Government...................................  17.7%
Supranational................................   8.5%
                                              -----
                                              100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
BONDS -- (82.4%)
AUSTRALIA -- (4.3%)
BHP Billiton Finance USA, Ltd.
    5.500%, 04/01/14.............................   $     960 $ 1,004,832
Commonwealth Bank of Australia
    1.250%, 09/18/15.............................       4,780   4,837,599
National Australia Bank, Ltd.
    5.500%, 05/20/15............................. EUR   6,500   9,435,559
Westpac Banking Corp.
    4.200%, 02/27/15.............................       9,500  10,125,698
                                                              -----------
TOTAL AUSTRALIA..................................              25,403,688
                                                              -----------

AUSTRIA -- (0.5%)
KA Finanz AG
    2.250%, 03/24/14............................. EUR     700     938,787
Oesterreichische Kontrollbank AG
    4.500%, 03/09/15.............................       2,000   2,150,420
                                                              -----------
TOTAL AUSTRIA....................................               3,089,207
                                                              -----------

CANADA -- (5.8%)
Bank of Nova Scotia
    1.850%, 01/12/15.............................       6,400   6,537,594
    3.400%, 01/22/15.............................       1,800   1,886,994
Barrick Gold Finance Co.
    4.875%, 11/15/14.............................       2,200   2,334,917
Enbridge, Inc.
    5.800%, 06/15/14.............................       1,900   2,007,557
Encana Corp.
    4.750%, 10/15/13.............................       1,415   1,441,037
Husky Energy, Inc.
    5.900%, 06/15/14.............................       2,500   2,639,670
Ontario, Province of Canada
    0.950%, 05/26/15.............................       2,000   2,020,908
Petro-Canada
    4.000%, 07/15/13.............................         200     201,418
Potash Corp. of Saskatchewan, Inc.
    3.750%, 09/30/15.............................         855     914,169
Royal Bank of Canada
    0.800%, 10/30/15.............................       2,500   2,510,250
Thomson Reuters Corp.
    5.700%, 10/01/14.............................         800     856,051
Toronto-Dominion Bank (The)
    5.375%, 05/14/15............................. EUR   4,000   5,789,146
TransAlta Corp.
    4.750%, 01/15/15.............................       2,508   2,646,793
TransCanada PipeLines, Ltd.
    4.000%, 06/15/13.............................       1,525   1,530,890
    3.400%, 06/01/15.............................       1,000   1,056,852
                                                              -----------
TOTAL CANADA.....................................              34,374,246
                                                              -----------

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
FRANCE -- (4.4%)
Agence Francaise de Developpement
    1.250%, 06/09/14.............................   $   5,500 $ 5,550,474
    2.500%, 07/15/15.............................       3,000   3,127,449
BNP Paribas SA
    3.250%, 03/11/15.............................       4,035   4,198,349
Caisse d'Amortissement de la Dette Sociale
    3.625%, 04/25/15............................. EUR   5,000   7,019,346
France Telecom SA
    4.375%, 07/08/14.............................       3,231   3,363,258
Societe Financement de l'Economie Francaise
    3.125%, 06/30/14............................. EUR   2,000   2,724,238
Veolia Environnement SA
    5.250%, 06/03/13.............................         425     426,347
                                                              -----------
TOTAL FRANCE.....................................              26,409,461
                                                              -----------
GERMANY -- (2.5%)
Deutsche Bank AG
    4.875%, 05/20/13.............................       1,475   1,478,217
    3.875%, 08/18/14.............................       1,750   1,820,590
Landwirtschaftliche Rentenbank
    3.750%, 02/11/16............................. EUR   8,000  11,558,052
                                                              -----------
TOTAL GERMANY....................................              14,856,859
                                                              -----------

JAPAN -- (0.6%)
Nomura Holdings, Inc.
    5.000%, 03/04/15.............................       3,500   3,734,742
                                                              -----------

NETHERLANDS -- (5.2%)
Bank Nederlandse Gemeenten
    2.750%, 07/01/15.............................       9,500   9,956,855
Cooperatieve Centrale Raiffeisen-Boerenleenbank
 BA
    3.125%, 02/05/15............................. CAD   7,000   7,112,839
    2.125%, 10/13/15.............................       2,000   2,065,940
Deutsche Telekom International Finance BV
    5.250%, 07/22/13.............................         525     530,365
    4.875%, 07/08/14.............................       1,900   1,992,826
Nederlandse Waterschapsbank NV
    2.000%, 09/09/15.............................       9,000   9,312,300
                                                              -----------
TOTAL NETHERLANDS................................              30,971,125
                                                              -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (8.6%)
Council Of Europe Development Bank
    4.000%, 04/15/15.............................       8,000   8,558,960

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
EUROFIMA
    4.500%, 03/06/15.............................   $   9,000 $ 9,675,000
European Financial Stability Facility
    1.625%, 02/04/15............................. EUR   5,000   6,755,890
    1.125%, 06/01/15............................. EUR   3,000   4,028,288
European Investment Bank
    6.500%, 09/10/14............................. NZD   2,531   2,268,823
    2.500%, 07/15/15............................. EUR   6,000   8,316,953
Inter-American Development Bank
    1.000%, 01/07/15.............................       1,000   1,006,920
Nordic Investment Bank
    7.500%, 04/15/15............................. NZD  11,000  10,220,326
                                                              -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              50,831,160
                                                              -----------

SWEDEN -- (3.0%)
Nordea Bank AB
    2.750%, 08/11/15............................. EUR   5,000   6,908,419
Svensk Exportkredit AB
    3.625%, 05/27/14............................. EUR   1,212   1,653,924
Svenska Handelsbanken AB
    1.500%, 07/06/15............................. EUR   7,000   9,394,186
                                                              -----------
TOTAL SWEDEN.....................................              17,956,529
                                                              -----------

SWITZERLAND -- (0.6%)
Credit Suisse New York
    5.000%, 05/15/13.............................       1,275   1,276,992
    5.500%, 05/01/14.............................         250     262,330
    3.500%, 03/23/15.............................       1,000   1,053,200
UBS AG
    2.250%, 08/12/13.............................         905     909,848
                                                              -----------
TOTAL SWITZERLAND................................               3,502,370
                                                              -----------

UNITED KINGDOM -- (3.4%)
Barclays Bank P.L.C.
    5.200%, 07/10/14.............................       1,500   1,578,823
BP Capital Markets P.L.C.
    5.250%, 11/07/13.............................       3,500   3,588,011
British Telecommunications P.L.C.
    2.000%, 06/22/15.............................       3,100   3,184,816
Rio Tinto Finance USA P.L.C.
    1.125%, 03/20/15.............................       3,850   3,880,438
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.............................       3,800   3,914,224
Vodafone Group P.L.C.
    4.150%, 06/10/14.............................       1,825   1,896,075
    3.375%, 11/24/15.............................       2,000   2,129,572
                                                              -----------
TOTAL UNITED KINGDOM.............................              20,171,959
                                                              -----------

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (43.5%)
ACE INA Holdings, Inc.
    5.875%, 06/15/14............................. $     1,250 $1,322,381
    2.600%, 11/23/15.............................       3,295  3,448,916
Aflac, Inc.
    3.450%, 08/15/15.............................       3,800  4,035,292
Agilent Technologies, Inc.
    2.500%, 07/15/13.............................       1,000  1,004,128
Allstate Corp. (The)
    6.200%, 05/16/14.............................       2,000  2,116,346
    5.000%, 08/15/14.............................       2,130  2,250,434
Altria Group, Inc.
    4.125%, 09/11/15.............................       2,170  2,335,847
American Express Credit Corp.
    5.875%, 05/02/13.............................         650    650,000
    5.125%, 08/25/14.............................       1,700  1,802,122
    1.750%, 06/12/15.............................       1,200  1,226,550
American International Group, Inc.
    3.000%, 03/20/15.............................       4,000  4,147,808
Ameriprise Financial, Inc.
    5.650%, 11/15/15.............................       1,625  1,823,957
Amgen, Inc.
    4.850%, 11/18/14.............................       1,000  1,064,623
Anheuser-Busch InBev Worldwide, Inc.
    0.800%, 07/15/15.............................       2,000  2,007,370
Assurant, Inc.
    5.625%, 02/15/14.............................       2,000  2,073,392
AT&T, Inc.
    2.500%, 08/15/15.............................       4,000  4,155,288
AutoZone, Inc.
    4.375%, 06/01/13.............................         100    100,292
Baltimore Gas & Electric Co.
    6.125%, 07/01/13.............................         500    504,505
Bank of America Corp.
    1.500%, 10/09/15.............................       5,000  5,029,735
BB&T Corp.
    3.375%, 09/25/13.............................         550    556,716
    5.700%, 04/30/14.............................       3,087  3,248,728
Berkshire Hathaway Finance Corp.
    4.850%, 01/15/15.............................       5,000  5,372,920
BlackRock, Inc.
    3.500%, 12/10/14.............................       2,000  2,098,258
Boston Scientific Corp.
    4.500%, 01/15/15.............................       3,005  3,179,657
Bristol-Myers Squibb Co.
    5.250%, 08/15/13.............................       1,175  1,189,326
Burlington Northern Santa Fe LLC
    4.300%, 07/01/13.............................       1,200  1,207,530
    4.875%, 01/15/15.............................         200    214,399
Capital One Financial Corp.
    6.250%, 11/15/13.............................         150    154,519
    7.375%, 05/23/14.............................       1,189  1,272,300
    2.150%, 03/23/15.............................         700    714,876
Cardinal Health, Inc.
    4.000%, 06/15/15.............................       3,000  3,190,548

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Caterpillar Financial Services Corp.
    6.200%, 09/30/13............................. $     1,000 $1,024,103
Cisco Systems, Inc.
    1.625%, 03/14/14.............................       1,550  1,568,230
Citigroup, Inc.
    6.500%, 08/19/13.............................         625    636,184
    6.375%, 08/12/14.............................       1,250  1,336,526
CNA Financial Corp.
    5.850%, 12/15/14.............................         277    297,646
Coca-Cola Enterprises, Inc.
    1.125%, 11/12/13.............................       1,607  1,613,433
Comerica, Inc.
    3.000%, 09/16/15.............................       2,277  2,396,479
Computer Sciences Corp.
    2.500%, 09/15/15.............................       3,558  3,653,717
Consolidated Edison Co. of New York, Inc.
    4.700%, 02/01/14.............................         400    411,594
CSX Corp.
    5.500%, 08/01/13.............................         425    430,169
Daimler Finance North America LLC
    6.500%, 11/15/13.............................       2,100  2,167,471
Dell, Inc.
    2.100%, 04/01/14.............................       1,500  1,512,312
    2.300%, 09/10/15.............................       2,800  2,805,645
DIRECTV Holdings LLC / DIRECTV Financing Co.,
 Inc.
    4.750%, 10/01/14.............................       1,500  1,581,633
Dominion Resources, Inc.
    5.150%, 07/15/15.............................       1,400  1,531,205
eBay, Inc.
    0.875%, 10/15/13.............................       1,435  1,438,941
Ecolab, Inc.
    1.000%, 08/09/15.............................       2,000  2,006,670
Emerson Electric Co.
    5.625%, 11/15/13.............................       1,200  1,233,625
Enbridge Energy Partners L.P.
    5.350%, 12/15/14.............................       1,475  1,577,352
Energy Transfer Partners L.P.
    6.000%, 07/01/13.............................         425    428,252
    5.950%, 02/01/15.............................       1,200  1,297,625
Enterprise Products Operating LLC
    5.600%, 10/15/14.............................       2,666  2,852,473
EOG Resources, Inc.
    2.950%, 06/01/15.............................       2,440  2,556,610
Exelon Generation Co. LLC
    5.350%, 01/15/14.............................       1,100  1,136,520
Fifth Third Bancorp
    6.250%, 05/01/13.............................         875    875,000
Fifth Third Bank
    0.900%, 02/26/16.............................       2,000  2,000,968
Freeport-McMoRan Copper & Gold, Inc.
    1.400%, 02/13/15.............................       3,996  4,032,487

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
General Electric Capital Corp.
    2.100%, 01/07/14............................. $       600 $  607,404
    2.150%, 01/09/15.............................       6,000  6,154,386
    1.625%, 07/02/15.............................       2,000  2,037,442
Gilead Sciences, Inc.
    2.400%, 12/01/14.............................       3,000  3,081,744
Goldman Sachs Group, Inc. (The)
    5.250%, 10/15/13.............................         250    255,295
    3.300%, 05/03/15.............................       3,500  3,651,375
Hartford Financial Services Group, Inc.
    4.000%, 03/30/15.............................       1,400  1,481,621
Hess Corp.
    7.000%, 02/15/14.............................         175    183,277
Hewlett-Packard Co.
    1.250%, 09/13/13.............................       1,500  1,502,580
    2.625%, 12/09/14.............................       1,300  1,329,033
HSBC Finance Corp.
    4.750%, 07/15/13.............................       1,575  1,588,523
HSBC USA, Inc.
    2.375%, 02/13/15.............................       1,500  1,545,357
John Deere Capital Corp.
    1.875%, 06/17/13.............................       1,250  1,252,396
JPMorgan Chase & Co.
    3.700%, 01/20/15.............................       2,800  2,937,869
    3.400%, 06/24/15.............................       1,000  1,052,007
KeyCorp
    6.500%, 05/14/13.............................       1,000  1,001,936
    3.750%, 08/13/15.............................       3,000  3,195,045
Kimberly-Clark Corp.
    5.000%, 08/15/13.............................       1,000  1,013,090
Lowe's Cos., Inc.
    5.000%, 10/15/15.............................       1,050  1,161,893
Marathon Oil Corp.
    0.900%, 11/01/15.............................       1,140  1,142,500
Marsh & McLennan Cos., Inc.
    5.750%, 09/15/15.............................       4,000  4,438,156
Medtronic, Inc.
    4.750%, 09/15/15.............................       1,087  1,189,847
MetLife, Inc.
    2.375%, 02/06/14.............................         420    426,224
    5.500%, 06/15/14.............................       1,250  1,318,041
    5.000%, 06/15/15.............................         500    544,084
Morgan Stanley
    4.100%, 01/26/15.............................       2,500  2,619,758
NASDAQ OMX Group, Inc. (The)
    4.000%, 01/15/15.............................       2,800  2,923,200
NextEra Energy Capital Holdings, Inc.
    2.550%, 11/15/13.............................         750    757,755
Northrop Grumman Corp.
    3.700%, 08/01/14.............................         800    830,075
Occidental Petroleum Corp.
    1.450%, 12/13/13.............................       1,000  1,007,255

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
PACCAR Financial Corp.
    2.050%, 06/17/13.............................   $     100 $  100,227
    0.750%, 08/14/15.............................       2,000  2,008,098
Pacific Gas & Electric Co.
    4.800%, 03/01/14.............................       3,000  3,104,217
Philip Morris International, Inc.
    4.875%, 05/16/13.............................       1,265  1,267,105
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    3.950%, 09/15/15.............................       1,330  1,429,283
PNC Funding Corp.
    5.400%, 06/10/14.............................       2,075  2,185,695
PPG Industries, Inc.
    1.900%, 01/15/16.............................       2,050  2,104,108
Praxair, Inc.
    2.125%, 06/14/13.............................       1,000  1,002,120
Procter & Gamble Co. (The)
    4.500%, 05/12/14............................. EUR   4,000  5,495,950
Prudential Financial, Inc.
    6.200%, 01/15/15.............................       2,448  2,661,519
Quest Diagnostics, Inc.
    5.450%, 11/01/15.............................       4,000  4,399,804
Qwest Corp.
    7.500%, 10/01/14.............................       2,300  2,484,800
Reynolds American, Inc.
    1.050%, 10/30/15.............................       4,000  4,004,812
Safeway, Inc.
    5.625%, 08/15/14.............................       4,500  4,755,060
Sempra Energy
    2.000%, 03/15/14.............................         416    420,823
Sherwin-Williams Co. (The)
    3.125%, 12/15/14.............................       1,048  1,089,452
Southern Power Co.
    4.875%, 07/15/15.............................       3,660  3,984,477
Spectra Energy Capital LLC
    5.500%, 03/01/14.............................       1,500  1,558,284
    5.668%, 08/15/14.............................         955  1,013,831
St Jude Medical, Inc.
    2.200%, 09/15/13.............................       3,325  3,346,762
    3.750%, 07/15/14.............................         100    103,992
SunTrust Banks, Inc.
    3.600%, 04/15/16.............................       4,000  4,288,500
Target Corp.
    4.000%, 06/15/13.............................       1,000  1,004,237
TD Ameritrade Holding Corp.
    4.150%, 12/01/14.............................       2,350  2,478,470
Texas Instruments, Inc.
    0.875%, 05/15/13.............................         500    500,102
Textron, Inc.
    6.200%, 03/15/15.............................       1,500  1,629,525
Thermo Fisher Scientific, Inc.
    3.200%, 05/01/15.............................       2,250  2,342,457

                                                         Face
                                                        Amount^    Value+
                                                        -------    ------
                                                         (000)
UNITED STATES -- (Continued)
Time Warner Cable, Inc.
      3.500%, 02/01/15............................. $     4,000 $  4,180,420
Toyota Motor Credit Corp.
      1.000%, 02/17/15.............................       3,000    3,031,458
      0.875%, 07/17/15.............................       2,000    2,013,304
Union Bank NA
      2.125%, 12/16/13.............................       1,400    1,413,829
UnitedHealth Group, Inc.
      5.000%, 08/15/14.............................       1,170    1,237,555
Valero Energy Corp.
      4.750%, 04/01/14.............................       1,125    1,167,237
      4.500%, 02/01/15.............................         900      956,574
Verizon Communications, Inc.
      0.700%, 11/02/15.............................       3,000    2,991,045
Viacom, Inc.
      4.375%, 09/15/14.............................       1,229    1,289,263
Walt Disney Co. (The)
      0.875%, 12/01/14.............................       1,500    1,512,593
WellPoint, Inc.
      5.000%, 12/15/14.............................       2,500    2,671,612
      5.250%, 01/15/16.............................       1,500    1,666,914
Wells Fargo & Co.
      3.750%, 10/01/14.............................       2,300    2,403,939
      1.250%, 02/13/15.............................       1,000    1,011,991
Western Union Co. (The)
      6.500%, 02/26/14.............................       3,500    3,664,090
Williams Partners L.P.
      3.800%, 02/15/15.............................       2,300    2,418,089
Xerox Corp.
      4.250%, 02/15/15.............................       3,500    3,691,499
Zimmer Holdings, Inc.
      1.400%, 11/30/14.............................       1,000    1,010,298
TOTAL UNITED STATES................................              259,226,221
                                                                ------------
TOTAL BONDS........................................              490,527,567
                                                                ------------

AGENCY OBLIGATIONS -- (11.3%)
Federal Home Loan Mortgage Corporation
      5.250%, 04/18/16.............................      15,000   17,142,300
Federal National Mortgage Association
      0.500%, 03/30/16.............................      50,000   50,125,450
                                                                ------------
TOTAL AGENCY OBLIGATIONS...........................               67,267,750
                                                                ------------

U.S. TREASURY OBLIGATIONS -- (6.3%)
U.S. Treasury Notes
@@^^  0.375%, 07/31/13.............................      37,800   37,829,522
                                                                ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $591,568,241)..............................              $595,624,839
                                                                ============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            Investments in Securities (Market Value)
                                          -------------------------------------------
                                          Level 1     Level 2    Level 3     Total
                                          -------- ------------  ------- ------------
Bonds
  Australia..............................       -- $ 25,403,688    --    $ 25,403,688
  Austria................................       --    3,089,207    --       3,089,207
  Canada.................................       --   34,374,246    --      34,374,246
  France.................................       --   26,409,461    --      26,409,461
  Germany................................       --   14,856,859    --      14,856,859
  Japan..................................       --    3,734,742    --       3,734,742
  Netherlands............................       --   30,971,125    --      30,971,125
  Supranational Organization Obligations.       --   50,831,160    --      50,831,160
  Sweden.................................       --   17,956,529    --      17,956,529
  Switzerland............................       --    3,502,370    --       3,502,370
  United Kingdom.........................       --   20,171,959    --      20,171,959
  United States..........................       --  259,226,221    --     259,226,221
Agency Obligations.......................       --   67,267,750    --      67,267,750
U.S. Treasury Obligations................       --   37,829,522    --      37,829,522
Forward Currency Contracts**.............       --   (1,373,105)   --      (1,373,105)
Futures Contracts**...................... $297,996           --    --         297,996
Swap Agreements**........................       --    7,155,258    --       7,155,258
                                          -------- ------------    --    ------------
TOTAL.................................... $297,996 $601,406,992    --    $601,704,988
                                          ======== ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value................................................................... $    595,625
Temporary Cash Investments at Value & Cost.............................................       21,870
Foreign Currencies at Value............................................................          931
Receivables:
  Investment Securities Sold...........................................................        3,029
  Interest.............................................................................        5,579
  Fund Shares Sold.....................................................................        1,053
Unrealized Gain on Swap Contracts......................................................       12,642
Prepaid Expenses and Other Assets......................................................           11
                                                                                        ------------
     Total Assets......................................................................      640,740
                                                                                        ------------
LIABILITIES:
Due to Custodian.......................................................................           86
Payables:
  Investment Securities Purchased......................................................        9,322
  Fund Shares Redeemed.................................................................          176
  Due to Advisor.......................................................................          148
  Futures Margin Variation.............................................................          346
Unrealized Loss on Swap Contracts......................................................        5,487
Unrealized Loss on Forward Currency Contracts..........................................        1,373
Accrued Expenses and Other Liabilities.................................................           13
                                                                                        ------------
     Total Liabilities.................................................................       16,951
                                                                                        ------------
NET ASSETS............................................................................. $    623,789
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................   70,364,966
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $       8.87
                                                                                        ============
Investments at Cost.................................................................... $    591,568
                                                                                        ============
Foreign Currencies at Cost............................................................. $        918
                                                                                        ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $    650,376
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).        2,845
Accumulated Net Realized Gain (Loss)...................................................      (39,607)
Net Unrealized Foreign Exchange Gain (Loss)............................................       (1,348)
Net Unrealized Appreciation (Depreciation).............................................       11,523
                                                                                        ------------
NET ASSETS............................................................................. $    623,789
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  100,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

Investment Income
  Interest...................................................................................... $  2,894
                                                                                                 --------
     Total Investment Income....................................................................    2,894
                                                                                                 --------
Expenses
  Investment Advisory Services Fees.............................................................      965
  Accounting & Transfer Agent Fees..............................................................       37
  Custodian Fees................................................................................       11
  Filing Fees...................................................................................       32
  Shareholders' Reports.........................................................................        7
  Directors'/Trustees' Fees & Expenses..........................................................        2
  Professional Fees.............................................................................       15
  Other.........................................................................................        4
                                                                                                 --------
     Total Expenses.............................................................................    1,073
                                                                                                 --------
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note D).     (144)
  Fees Paid Indirectly..........................................................................       (7)
                                                                                                 --------
  Net Expenses..................................................................................      922
                                                                                                 --------
  Net Investment Income (Loss)..................................................................    1,972
                                                                                                 --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................................................       95
    Futures.....................................................................................   (1,738)
    Swap Contracts..............................................................................  (37,340)
    Foreign Currency Transactions...............................................................     (528)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................................................    1,363
    Futures.....................................................................................      151
    Swap Contracts..............................................................................    5,880
    Translation of Foreign Currency Denominated Amounts.........................................      139
                                                                                                 --------
  Net Realized and Unrealized Gain (Loss).......................................................  (31,978)
                                                                                                 --------
Net Increase (Decrease) in Net Assets Resulting from Operations................................. $(30,006)
                                                                                                 ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                        Six Months     Year
                                                                                           Ended      Ended
                                                                                         April 30,   Oct. 31,
                                                                                           2013        2012
                                                                                        ----------- ---------
                                                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).........................................................  $  1,972   $   2,616
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................        95       1,207
    Futures............................................................................    (1,738)     (2,170)
    Swap Contracts.....................................................................   (37,340)    (17,151)
    Foreign Currency Transactions......................................................      (528)      1,374
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................     1,363       1,848
    Futures............................................................................       151         112
    Swap Contracts.....................................................................     5,880       3,344
    Translation of Foreign Currency Denominated Amounts................................       139      (1,489)
                                                                                         --------   ---------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................   (30,006)    (10,309)
                                                                                         --------   ---------
Distributions From:
  Net Investment Income................................................................      (943)     (2,038)
  Net Short-Term Gains.................................................................      (472)       (151)
  Net Long-Term Gains..................................................................      (472)         --
                                                                                         --------   ---------
     Total Distributions...............................................................    (1,887)     (2,189)
                                                                                         --------   ---------
Capital Share Transactions (1):
  Shares Issued........................................................................   246,453     371,713
  Shares Issued in Lieu of Cash Distributions..........................................     1,797       2,084
  Shares Redeemed......................................................................   (50,647)   (134,001)
                                                                                         --------   ---------
     Net Increase (Decrease) from Capital Share Transactions...........................   197,603     239,796
                                                                                         --------   ---------
     Total Increase (Decrease) in Net Assets...........................................   165,710     227,298
Net Assets
  Beginning of Period..................................................................   458,079     230,781
                                                                                         --------   ---------
  End of Period........................................................................  $623,789   $ 458,079
                                                                                         ========   =========
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................    26,966      39,879
  Shares Issued in Lieu of Cash Distributions..........................................       195         232
  Shares Redeemed......................................................................    (5,525)    (14,994)
                                                                                         --------   ---------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................    21,636      25,117
                                                                                         ========   =========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).  $  2,845   $   1,816

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                                                        Six Months       Year
                                                                                                           Ended        Ended
                                                                                                         April 30,     Oct. 31,
                                                                                                           2013          2012
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                        (Unaudited)
Net Asset Value, Beginning of Period..................................................................  $   9.40      $   9.77
                                                                                                        --------      --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)....................................................................      0.03          0.07
  Net Gains (Losses) on Securities (Realized and Unrealized)..........................................     (0.52)        (0.37)
                                                                                                        --------      --------
   Total from Investment Operations...................................................................     (0.49)        (0.30)
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...............................................................................     (0.02)        (0.06)
  Net Realized Gains..................................................................................     (0.02)        (0.01)
                                                                                                        --------      --------
   Total Distributions................................................................................     (0.04)        (0.07)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........................................................................  $   8.87      $   9.40
====================================================================================================== ===========    ========
Total Return..........................................................................................     (5.37)%(C)    (3.08)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................................................................  $623,789      $458,079
Ratio of Expenses to Average Net Assets...............................................................      0.34%(B)      0.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery
 of Previously Waived Fees and Fees Paid Indirectly)..................................................      0.39%(B)      0.41%
Ratio of Net Investment Income to Average Net Assets..................................................      0.73%(B)      0.79%
Portfolio Turnover Rate...............................................................................        27%(C)        69%
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Period
                                                                                                          Nov. 9,
                                                                                                         2010(a) to
                                                                                                          Oct. 31,
                                                                                                            2011
-----------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period..................................................................  $  10.00
                                                                                                        --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)....................................................................      0.07
  Net Gains (Losses) on Securities (Realized and Unrealized)..........................................     (0.27)
                                                                                                        --------
   Total from Investment Operations...................................................................     (0.20)
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...............................................................................     (0.03)
  Net Realized Gains..................................................................................        --
                                                                                                        --------
   Total Distributions................................................................................     (0.03)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........................................................................  $   9.77
====================================================================================================== ==========
Total Return..........................................................................................     (2.02)%(C)
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................................................................  $230,781
Ratio of Expenses to Average Net Assets...............................................................      0.47%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery
 of Previously Waived Fees and Fees Paid Indirectly)..................................................      0.53%(B)(E)
Ratio of Net Investment Income to Average Net Assets..................................................      0.64%(B)(E)
Portfolio Turnover Rate...............................................................................        50%(C)
-----------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-five operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt Securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are classified as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap contracts generally are valued at a price at which the counterparties to such contracts would repurchase the instrument or terminate the contracts. These valuations are categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2013, there were no significant transfers between Level 1 and Level 2, and no Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Basis for Consolidation:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. All intercompany accounts and transactions have been eliminated. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter M of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of April 30, 2013, the Portfolio held $116,576,214 in the Subsidiary, representing 18.19% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. For the six months ended April 30, 2013, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement, the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date. At April 30, 2013, there were no previously waived fees subjected to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the six months ended April 30, 2013, approximately $144 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2013, expenses reduced were as follows (amounts in thousands):

                                                    Fees Paid
                                                    Indirectly
                                                    ----------
                  DFA Commodity Strategy Portfolio.     $7

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2013, the total related amounts paid by the Fund to the CCO were $123 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

   At April 30, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                     DFA Commodity Strategy Portfolio. $2

F. Purchases and Sales of Securities:

   For the six months ended April 30, 2013, the Portfolio made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                        U.S. Government  Other Investment
                                          Securities        Securities
                                       ----------------- -----------------
                                       Purchases  Sales  Purchases  Sales
                                       --------- ------- --------- -------
     DFA Commodity Strategy Portfolio. $114,384  $46,886 $183,315  $95,291

G. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     Increase       Increase
                                                    (Decrease)     (Decrease)
                                     Increase     Undistributed   Accumulated
                                    (Decrease)    Net Investment  Net Realized
                                  Paid-In Capital     Income     Gains (Losses)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.    $(18,602)        $1,007        $17,595

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2011 and October 31, 2012, were as follows (amounts in thousands):

                                       Net Investment
                                           Income
                                       and Short-Term   Long-Term
                                       Capital Gains  Capital Gains Total
                                       -------------- ------------- ------
     DFA Commodity Strategy Portfolio
     2011.............................     $  636           --      $  636
     2012.............................      2,410          $37       2,447

   At October 31, 2012, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        Net Investment
                                            Income
                                        and Short-Term   Long-Term
                                        Capital Gains  Capital Gains Total
                                        -------------- ------------- -----
      DFA Commodity Strategy Portfolio.      $221           $37      $258

   At October 31, 2012, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                                Total Net
                                  Net Investment                             Distributable
                                    Income and   Undistributed                 Earnings
                                    Short-Term     Long-Term   Capital Loss  (Accumulated
                                  Capital Gains  Capital Gains Carryforwards    Losses)
                                  -------------- ------------- ------------- -------------
DFA Commodity Strategy Portfolio.      $864          $422           --          $1,286

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the Portfolio did not have any capital loss carryforwards.

   At April 30, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                          Net
                                                                       Unrealized
                                  Federal   Unrealized   Unrealized   Appreciation
                                  Tax Cost Appreciation Depreciation (Depreciation)
                                  -------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $591,568    $4,462       $(405)        $4,057

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: The Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

   At April 30, 2013, the Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA Commodity Strategy Portfolio*

                                                                Unrealized
                                                     Value at     Foreign
    Settlement Currency                    Contract  April 30,   Exchange
       Date    Amount**      Currency       Amount     2013     Gain (Loss)
    ---------- -------- ------------------ --------  ---------  -----------
     07/23/13   (7,266) Canadian Dollar    $ (7,066) $  (7,199)   $  (133)
     05/23/13  (61,537) Euro                (79,975)   (81,051)    (1,076)
     05/22/13  (14,776) New Zealand Dollar  (12,484)   (12,648)      (164)
                                           --------  ---------    -------
                                           $(99,525) $(100,898)   $(1,373)
                                           ========  =========    =======

* During the six months ended April 30, 2013, the Portfolio's average contract amount of forward currency contracts was $149,407 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. An investment in a commodity swap agreement, for example, may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make.

Futures Activities:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   The Portfolio is required to segregate with its futures commission merchant an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price and subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At April 30, 2013, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                Expiration Number of  Contract Unrealized
     Description                   Date    Contracts*  Amount  Gain (Loss)
     -----------                ---------- ---------- -------- -----------
     Brent Crude Oil Futures...  06/13/13       3      $  306     $  3
     CBT Corn Futures..........  09/13/13     131       3,800      173
     CBT Red Wheat Futures.....  07/12/13       6         237       14
     CBT Soybean Futures.......  09/13/13      50       3,162        4
     CBT Soybean Meal Futures..  07/12/13       4         166        7
     CBT Soybean Oil Futures...  07/12/13       6         177        2
     CBT Wheat Futures.........  07/12/13       6         219       11
     Coffee 'C' Futures........  07/19/13       3         152       (4)
     Copper High Grade Futures.  07/29/13       5         398        3
     Cotton No. 2 Futures......  07/09/13       3         131        5
     Gasoline RBOB Futures.....  06/28/13       2         234        4

                                  Expiration Number of  Contract Unrealized
   Description                       Date    Contracts*  Amount  Gain (Loss)
   -----------                    ---------- ---------- -------- -----------
   Gold 100oz Futures............  06/26/13       4         589       14
   Heating Oil Futures...........  06/28/13       2         239        4
   LME Nickel Futures............  07/17/13       1          92        1
   LME Prime Aluminum Futures....  07/17/13       6         280       (7)
   LME Zinc Futures..............  07/17/13       3         140       (2)
   Lean Hogs Futures.............  06/14/13       4         148        4
   Light Sweet Crude Oil Futures.  12/19/13      13       1,191       37
   Live Cattle Futures...........  06/28/13       4         195        1
   Natural Gas Futures...........  08/28/13      18         795       17
   Silver Futures................  07/29/13       2         242        7
   Sugar #11 Futures.............  06/28/13      12         237       --
                                                        -------     ----
                                                        $13,130     $298
                                                        =======     ====

The Subsidiary's securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2013 the Subsidiary's average notional contract amount of outstanding futures contracts was $13,723 (in thousands).

   At April 30, 2013, the Subsidiary had the following outstanding commodity index total return swaps (dollar amounts in thousands):

                                                                Unrealized
                                     Expiration     Notional   Appreciation
    Counterparty                        Date        Amount*   (Depreciation)
    ------------                     ----------     --------  --------------
    Citibank, N.A...................  06/28/13  USD $  2,886     $ 3,265
    Deutsche Bank AG, London Branch.  05/22/13  USD    4,250       1,137
    Deutsche Bank AG, London Branch.  05/22/13  USD    1,600         (96)
    Deutsche Bank AG, London Branch.  05/22/13  USD   (1,600)       (800)
    Deutsche Bank AG, London Branch.  05/22/13  USD   (4,250)     (1,020)
    Deutsche Bank AG, London Branch.  05/29/13  USD    1,601       1,925
    Deutsche Bank AG, London Branch.  05/29/13  USD      218         261
    Deutsche Bank AG, London Branch.  06/19/13  USD     (400)        868
    Deutsche Bank AG, London Branch.  07/31/13  USD  (13,000)     (2,587)
    Deutsche Bank AG, London Branch.  09/30/13  USD   12,999       2,834
    Deutsche Bank AG, London Branch.  11/19/13  USD      400        (984)
    UBS AG..........................  07/29/13  USD    1,956       2,352
                                                    --------     -------
                                                    $  6,660     $ 7,155
                                                    ========     =======

* During the six months ended April 30, 2013 the Subsidiary's average notional value of outstanding swap contracts was $358,702 (in thousands).

   The following is a summary of the location of derivatives on the Portfolio's Statements of Assets and Liabilities as of April 30, 2013:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------

 Commodity Contracts       Payables: Futures Margin
                             Variation

 Foreign Exchange          Unrealized Gain on         Unrealized Loss on
   Contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Other Contracts           Unrealized Gain on Swap    Unrealized Loss on Swap
                             Contracts                  Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2013 (amounts in thousands):

                                                            Asset Derivatives Value
                                                         -----------------------------------
                                                                    Foreign
                                          Total Value at Commodity Exchange        Other
                                          April 30, 2013 Contracts Contracts     Contracts
                                          -------------- --------- ---------     ---------
Dimensional Cayman Commodity Fund I, LTD.    $12,940       $298*         --       $12,642

                                                                   LiabilityDerivatives Value
                                                                   -------------------------
                                                                    Foreign
                                          Total Value at           Exchange        Other
                                          April 30, 2013           Contracts     Contracts
                                          --------------           ---------     ---------
Dimensional Cayman Commodity Fund I, LTD.    $(6,860)               $(1,373)      $(5,487)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the six months ended
April 30, 2013 (amounts in thousands):

Derivative Type      Location of Gain (Loss) on Derivatives Recognized in Income
---------------      -----------------------------------------------------------
Commodity Contracts  Net Realized Gain (Loss) on: Futures Change in Unrealized Appreciation
                       (Depreciation) of: Futures
Foreign Exchange     Net Realized Gain (Loss) on: Foreign Currency Transactions Change in
  Contracts            Unrealized Appreciation (Depreciation) of: Translation of Foreign Currency
                       Denominated Amounts
Other Contracts      Net Realized Gain (Loss) on: Swap Contracts Change in Unrealized Appreciation
                       (Depreciation) of: Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2013 (amounts in thousands):

                                                  Realized Gain (Loss) on
                                             Derivatives Recognized in Income
                                          --------------------------------------
                                                               Foreign
                                                    Commodity Exchange    Other
                                            Total   Contracts Contracts Contracts
                                          --------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD. $(40,575)  $(1,738)  $(1,497) $(37,340)

                                                   Change in Unrealized
                                              Appreciation (Depreciation) on
                                             Derivatives Recognized in Income
                                          --------------------------------------
                                                               Foreign
                                                    Commodity Exchange    Other
                                            Total   Contracts Contracts Contracts
                                          --------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD. $  6,156   $   151   $   125  $  5,880

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014. There were no borrowings by the Portfolio under this line of credit during the period ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2013.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolio's prospectus, the Portfolio may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   For the six months ended April 30, 2013, the Portfolio had no in-kind redemptions.

L. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

M. Other:

At April 30, 2013, three shareholders held 87% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended April 30, 2013
  EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       11/01/12  04/30/13    Ratio*   Period*
                                       --------- --------- ---------- --------
  DFA International Value Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,137.00    0.71%    $3.76
   Institutional Class Shares......... $1,000.00 $1,137.80    0.44%    $2.33
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.27    0.71%    $3.56
   Institutional Class Shares......... $1,000.00 $1,022.61    0.44%    $2.21

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/12  04/30/13    Ratio*   Period*
                                    --------- --------- ---------- --------
     U.S. Large Company Portfolio
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,144.20    0.10%    $0.53
     Hypothetical 5% Annual Return. $1,000.00 $1,024.30    0.10%    $0.50

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by category.

FEEDER FUND

                                           Affiliated Investment Company
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. Large Company Portfolio
              Consumer Discretionary.......................  11.8%
              Consumer Staples.............................  11.1%
              Energy.......................................  10.6%
              Financials...................................  16.1%
              Health Care..................................  12.7%
              Industrials..................................   9.8%
              Information Technology.......................  17.8%
              Materials....................................   3.4%
              Telecommunication Services...................   3.1%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)

                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The DFA International Value Series of
       The DFA Investment Trust Company..................... $6,161,223,267
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $5,329,211,106)............................. $6,161,223,267
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                 Percentage
                                         Shares      Value+    of Net Assets**
                                         ------      ------    ---------------
 COMMON STOCKS -- (90.8%)
 Consumer Discretionary -- (10.7%)
 *   Amazon.com, Inc...................   113,984 $ 28,930,279            0.6%
     Comcast Corp. Class A.............   827,357   34,169,844            0.8%
     Home Depot, Inc. (The)............   468,669   34,376,871            0.8%
     McDonald's Corp...................   314,328   32,105,462            0.7%
     News Corp. Class A................   626,819   19,412,584            0.4%
     Walt Disney Co. (The).............   565,920   35,562,413            0.8%
     Other Securities..................            340,269,297            7.6%
                                                  ------------           -----
 Total Consumer Discretionary..........            524,826,750           11.7%
                                                  ------------           -----
 Consumer Staples -- (10.1%)
     Altria Group, Inc.................   629,995   23,001,117            0.5%
     Coca-Cola Co. (The)............... 1,201,396   50,855,093            1.1%
     CVS Caremark Corp.................   385,922   22,452,942            0.5%
     PepsiCo, Inc......................   483,590   39,881,667            0.9%
     Philip Morris International, Inc..   516,504   49,372,617            1.1%
     Procter & Gamble Co. (The)........   856,245   65,733,929            1.4%
     Wal-Mart Stores, Inc..............   524,287   40,747,586            0.9%
     Other Securities..................            202,265,326            4.6%
                                                  ------------           -----
 Total Consumer Staples................            494,310,277           11.0%
                                                  ------------           -----
 Energy -- (9.6%)
     Chevron Corp......................   608,945   74,297,379            1.6%
     ConocoPhillips....................   382,724   23,135,666            0.5%
 #   Exxon Mobil Corp.................. 1,404,412  124,978,624            2.8%
     Occidental Petroleum Corp.........   252,490   22,537,257            0.5%
     Schlumberger, Ltd.................   416,345   30,988,558            0.7%
     Other Securities..................            198,320,588            4.4%
                                                  ------------           -----
 Total Energy..........................            474,258,072           10.5%
                                                  ------------           -----
 Financials -- (14.6%)
     American Express Co...............   301,242   20,607,965            0.5%
     Bank of America Corp.............. 3,391,650   41,751,211            0.9%
 *   Berkshire Hathaway, Inc. Class B..   571,719   60,785,164            1.3%
     Citigroup, Inc....................   952,508   44,444,023            1.0%
     Goldman Sachs Group, Inc. (The)...   137,158   20,034,669            0.4%
     JPMorgan Chase & Co............... 1,199,732   58,798,865            1.3%
     U.S. Bancorp......................   584,084   19,438,315            0.4%
     Wells Fargo & Co.................. 1,536,523   58,357,144            1.3%
     Other Securities..................            392,772,355            8.8%
                                                  ------------           -----
 Total Financials......................            716,989,711           15.9%
                                                  ------------           -----
 Health Care -- (11.5%)
     AbbVie, Inc.......................   495,465   22,816,163            0.5%
     Amgen, Inc........................   234,598   24,447,458            0.5%
     Bristol-Myers Squibb Co...........   513,234   20,385,654            0.4%
 #*  Gilead Sciences, Inc..............   477,199   24,165,357            0.5%
     Johnson & Johnson.................   876,201   74,678,611            1.7%
     Merck & Co., Inc..................   947,371   44,526,437            1.0%
     Pfizer, Inc....................... 2,253,435   65,507,355            1.5%
     UnitedHealth Group, Inc...........   321,266   19,253,471            0.4%
     Other Securities..................            268,679,378            6.0%
                                                  ------------           -----
 Total Health Care.....................            564,459,884           12.5%
                                                  ------------           -----

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                              Percentage
                                                   Shares        Value+     of Net Assets**
                                                   ------        ------     ---------------
Industrials -- (8.9%)
      3M Co......................................    198,976 $   20,834,777            0.5%
      Boeing Co. (The)...........................    213,320     19,499,581            0.4%
      General Electric Co........................  3,259,372     72,651,402            1.6%
      Union Pacific Corp.........................    147,103     21,765,360            0.5%
#     United Technologies Corp...................    264,337     24,131,325            0.5%
      Other Securities...........................               280,194,339            6.2%
                                                             --------------          ------
Total Industrials................................               439,076,784            9.7%
                                                             --------------          ------
Information Technology -- (16.2%)
^^    Apple, Inc.................................    294,350    130,323,462            2.9%
      Cisco Systems, Inc.........................  1,671,325     34,964,119            0.8%
*     Google, Inc. Class A.......................     83,700     69,016,509            1.5%
#     Intel Corp.................................  1,550,340     37,130,643            0.8%
#     International Business Machines Corp.......    328,386     66,511,300            1.5%
      Microsoft Corp.............................  2,363,005     78,215,465            1.7%
      Oracle Corp................................  1,157,504     37,942,981            0.8%
      QUALCOMM, Inc..............................    538,553     33,185,636            0.7%
      Visa, Inc. Class A.........................    161,649     27,231,391            0.6%
      Other Securities...........................               281,572,689            6.4%
                                                             --------------          ------
Total Information Technology.....................               796,094,195           17.7%
                                                             --------------          ------
Materials -- (3.1%)
      Other Securities...........................               151,117,051            3.4%
                                                             --------------          ------
Telecommunication Services -- (2.8%)
      AT&T, Inc..................................  1,721,362     64,482,220            1.4%
      Verizon Communications, Inc................    895,935     48,299,856            1.1%
      Other Securities...........................                23,977,722            0.5%
                                                             --------------          ------
Total Telecommunication Services.................               136,759,798            3.0%
                                                             --------------          ------
Utilities -- (3.3%)
      Other Securities...........................               162,966,629            3.6%
                                                             --------------          ------
TOTAL COMMON STOCKS..............................             4,460,859,151           99.0%
                                                             --------------          ------
TEMPORARY CASH INVESTMENTS -- (0.9%)
^^    State Street Institutional Liquid Reserves. 42,543,274     42,543,274            0.9%
                                                             --------------          ------

                                                   Shares/
                                                    Face
                                                   Amount
                                                   -------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (8.3%)
(S)@  DFA Short Term Investment Fund............. 35,470,037    410,388,323            9.1%
                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,949,024,491)........................              $4,913,790,748          109.0%
                                                             ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks.................
  Consumer Discretionary...... $  524,826,750           --   --    $  524,826,750
  Consumer Staples............    494,310,277           --   --       494,310,277
  Energy......................    474,258,072           --   --       474,258,072
  Financials..................    716,989,711           --   --       716,989,711
  Health Care.................    564,459,884           --   --       564,459,884
  Industrials.................    439,076,784           --   --       439,076,784
  Information Technology......    796,094,195           --   --       796,094,195
  Materials...................    151,117,051           --   --       151,117,051
  Telecommunication Services..    136,759,798           --   --       136,759,798
  Utilities...................    162,966,629           --   --       162,966,629
Temporary Cash Investments....     42,543,274           --   --        42,543,274
Securities Lending Collateral.             -- $410,388,323   --       410,388,323
Futures Contracts**...........        924,481           --   --           924,481
                               -------------- ------------   --    --------------
TOTAL......................... $4,504,326,906 $410,388,323   --    $4,914,715,229
                               ============== ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                 DFA        U.S. Large
                                                                                            International    Company
                                                                                           Value Portfolio  Portfolio*
                                                                                           --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value..................................... $    6,161,223            --
Investments at Value (including $0 and $404,497 of securities on loan, respectively)......             --  $  4,460,859
Temporary Cash Investments at Value & Cost................................................             --        42,543
Collateral from Securities on Loan Invested in Affiliate at Value & Cost..................             --       410,388
Segregated Cash for Futures Contracts.....................................................             --         1,764
Receivables:
  Investment Securities Sold..............................................................             --         1,448
  Dividends, Interest and Tax Reclaims....................................................             --         4,093
  Securities Lending Income...............................................................             --            25
  Fund Shares Sold........................................................................          7,223         2,334
  Futures Margin Variation................................................................             --           111
Prepaid Expenses and Other Assets.........................................................             46            34
                                                                                           --------------  ------------
     Total Assets.........................................................................      6,168,492     4,923,599
                                                                                           --------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned........................................................             --       410,388
  Investment Securities Purchased.........................................................             --         1,303
  Fund Shares Redeemed....................................................................          5,310         3,622
  Due to Advisor..........................................................................            968           296
Accrued Expenses and Other Liabilities....................................................            273           475
                                                                                           --------------  ------------
     Total Liabilities....................................................................          6,551       416,084
                                                                                           --------------  ------------
NET ASSETS................................................................................ $    6,161,941  $  4,507,515
                                                                                           ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $7,640 and $0 and shares outstanding of
 431,505 and 0, respectively.............................................................. $        17.71  $        N/A
                                                                                           ==============  ============
NUMBER OF SHARES AUTHORIZED...............................................................    100,000,000           N/A
                                                                                           ==============  ============
Institutional Class Shares -- based on net assets of $6,154,301 and $4,507,515 and shares
 outstanding of 347,617,717 and 357,489,731, respectively................................. $        17.70  $      12.61
                                                                                           ==============  ============
NUMBER OF SHARES AUTHORIZED...............................................................  1,500,000,000   900,000,000
                                                                                           ==============  ============
Investments in Affiliated Investment Companies at Cost.................................... $    5,329,211  $         --
                                                                                           ==============  ============
Investments at Cost....................................................................... $           --  $  2,496,093
                                                                                           ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................... $    6,092,346  $  3,012,131
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....         52,681        10,934
Accumulated Net Realized Gain (Loss)......................................................       (815,112)     (481,240)
Net Unrealized Foreign Exchange Gain (Loss)...............................................             14            --
Net Unrealized Appreciation (Depreciation)................................................        832,012     1,965,690
                                                                                           --------------  ------------
NET ASSETS................................................................................ $    6,161,941  $  4,507,515
                                                                                           ==============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                              DFA        U.S.
                                                                                         International   Large
                                                                                             Value      Company
                                                                                          Portfolio*   Portfolio
                                                                                         ------------- ---------
Investment Income
  Net Investment Income Received from Affiliated Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $6,791 and $0, respectively)..............   $ 92,101          --
  Interest..............................................................................          4          --
  Income from Securities Lending........................................................      4,862          --
  Expenses Allocated from Affiliated Investment Company.................................     (6,598)         --
                                                                                           --------    --------
     Total Net Investment Income Received from Affiliated Investment Companies..........     90,369          --
                                                                                           --------    --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0 and $50, respectively).................         --    $ 49,029
  Interest..............................................................................         --          34
  Income from Securities Lending........................................................         --         194
                                                                                           --------    --------
     Total Investment Income............................................................         --      49,257
                                                                                           --------    --------
Expenses
  Investment Advisory Services Fees.....................................................         --         530
  Administrative Services Fees..........................................................      5,751       1,066
  Accounting & Transfer Agent Fees......................................................         31         195
  S&P 500(R) Fees.......................................................................         --          45
  Shareholder Servicing Fees --
    Class R2 Shares.....................................................................          9          --
  Custodian Fees........................................................................         --          27
  Filing Fees...........................................................................         63          58
  Shareholders' Reports.................................................................         84          52
  Directors'/Trustees' Fees & Expenses..................................................         24          18
  Professional Fees.....................................................................         56          90
  Other.................................................................................         26          30
                                                                                           --------    --------
     Total Expenses.....................................................................      6,044       2,111
                                                                                           --------    --------
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor
   (Note C).............................................................................         --          (4)
                                                                                           --------    --------
  Net Expenses..........................................................................      6,044       2,107
                                                                                           --------    --------
  Net Investment Income (Loss)..........................................................     84,325      47,150
                                                                                           --------    --------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Investment Securities........................         --         409
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................................................     93,812     101,692
    Futures.............................................................................         --       4,832
    Foreign Currency Transactions**.....................................................     (1,145)         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................................    569,073     420,900
    Futures.............................................................................         --         979
    Translation of Foreign Currency Denominated Amounts.................................         62          --
                                                                                           --------    --------
  Net Realized and Unrealized Gain (Loss)...............................................    661,802     528,812
                                                                                           --------    --------
Net Increase (Decrease) in Net Assets Resulting from Operations.........................   $746,127    $575,962
                                                                                           ========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $2 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                  DFA International Value    U.S. Large Company
                                                                         Portfolio                Portfolio
                                                                  -----------------------  ----------------------
                                                                  Six Months      Year     Six Months     Year
                                                                     Ended       Ended        Ended      Ended
                                                                   April 30,    Oct. 31,    April 30,   Oct. 31,
                                                                     2013         2012        2013        2012
                                                                  ----------- -----------  ----------- ----------
                                                                  (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................... $   84,325  $   186,021  $   47,150  $   83,523
  Capital Gain Distributions Received from Investment Securities.         --           --         409         543
  Net Realized Gain (Loss) on:
    Investment Securities Sold...................................     93,812       74,190     101,692      68,937
    Futures......................................................         --           --       4,832      12,993
    Foreign Currency Transactions................................     (1,145)        (951)         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...................    569,073      (96,127)    420,900     393,550
    Futures......................................................         --           --         979      (3,799)
    Translation of Foreign Currency Denominated Amounts..........         62         (209)         --          --
                                                                  ----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations.................................................    746,127      162,924     575,962     555,747
                                                                  ----------  -----------  ----------  ----------
Distributions From:
  Net Investment Income:
    Class R2 Shares..............................................        (62)        (205)         --          --
    Institutional Class Shares...................................    (58,806)    (180,761)    (48,465)    (81,785)
                                                                  ----------  -----------  ----------  ----------
     Total Distributions.........................................    (58,868)    (180,966)    (48,465)    (81,785)
                                                                  ----------  -----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued..................................................    603,009    1,339,320     371,505     610,737
  Shares Issued in Lieu of Cash Distributions....................     55,228      168,269      41,917      70,255
  Shares Redeemed................................................   (670,850)  (1,295,677)   (470,740)   (879,631)
                                                                  ----------  -----------  ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions.....    (12,613)     211,912     (57,318)   (198,639)
                                                                  ----------  -----------  ----------  ----------
     Total Increase (Decrease) in Net Assets.....................    674,646      193,870     470,179     275,323
Net Assets
  Beginning of Period............................................  5,487,295    5,293,425   4,037,336   3,762,013
                                                                  ----------  -----------  ----------  ----------
  End of Period.................................................. $6,161,941  $ 5,487,295  $4,507,515  $4,037,336
                                                                  ==========  ===========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued..................................................     35,976       89,258      31,720      57,663
  Shares Issued in Lieu of Cash Distributions....................      3,393       11,721       3,644       6,768
  Shares Redeemed................................................    (40,456)     (86,334)    (39,888)    (82,571)
                                                                  ----------  -----------  ----------  ----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed...................................................     (1,087)      14,645      (4,524)    (18,140)
                                                                  ==========  ===========  ==========  ==========
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).......................................... $   52,681  $    27,224  $   10,934  $   12,249

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                    DFA International Value Portfolio-Class R2 Shares+
                            -----------------------------------------------------------        --------------
                                                                                 Period
                            Six Months     Year     Year      Year     Year     April 30,       Six Months
                               Ended      Ended    Ended     Ended    Ended    2008 (a) to         Ended
                             April 30,   Oct. 31, Oct. 31,  Oct. 31, Oct. 31,   Oct. 31,         April 30,
                               2013        2012     2011      2010     2009       2008             2013
--------------------------------------------------------------------------------------------------------------
                            (Unaudited)                                                         (Unaudited)
Net Asset Value, Beginning
 of Period.................   $15.72      $15.83   $17.82    $17.13   $13.58    $ 26.31        $    15.72
                              ------      ------   ------    ------   ------    -------        ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..............     0.22        0.51     0.53      0.37     0.42       0.66              0.24
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).........     1.92       (0.13)   (2.00)     1.29     4.10     (11.73)             1.91
                              ------      ------   ------    ------   ------    -------        ----------
   Total from Investment
    Operations.............     2.14        0.38    (1.47)     1.66     4.52     (11.07)             2.15
--------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income..................    (0.15)      (0.49)   (0.52)    (0.97)   (0.97)     (1.66)            (0.17)
  Net Realized Gains.......       --          --       --        --       --         --                --
                              ------      ------   ------    ------   ------    -------        ----------
   Total Distributions.....    (0.15)      (0.49)   (0.52)    (0.97)   (0.97)     (1.66)            (0.17)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period....................   $17.71      $15.72   $15.83    $17.82   $17.13    $ 13.58        $    17.70
=========================== ===========  ======== ========  ======== ======== ===========      ===========
Total Return...............    13.70%(C)    2.70%   (8.53)%   10.60%   34.86%    (44.63)%(C)        13.78%(C)
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...............   $7,640      $6,407   $6,102    $4,952   $3,443    $ 3,372        $6,154,301
Ratio of Expenses to
 Average Net
 Assets (D)................     0.71%(B)    0.71%    0.71%     0.72%    0.74%      0.73%(B)(E)       0.44%(B)
Ratio of Net Investment
 Income to Average Net
 Assets....................     2.72%(B)    3.33%    2.97%     2.11%    2.96%      7.47%(B)(E)       2.95%(B)
--------------------------------------------------------------------------------------------------------------

                             DFA International Value Portfolio-Institutional Class Shares
                            ----------------------------------------------------------------------------
                                                                                 Period
                               Year         Year        Year        Year        Dec. 1,         Year
                              Ended        Ended       Ended       Ended        2007 to        Ended
                             Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                               2012         2011        2010        2009          2008          2007
--------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning
 of Period................. $    15.83  $    17.81   $    16.46  $    12.54  $    25.51      $    22.71
                            ----------  ----------   ----------  ----------  ----------      ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..............       0.54        0.58         0.39        0.40        0.74            0.72
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).........      (0.12)      (1.99)        1.34        3.92      (12.44)           3.09
                            ----------  ----------   ----------  ----------  ----------      ----------
   Total from Investment
    Operations.............       0.42       (1.41)        1.73        4.32      (11.70)           3.81
--------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income..................      (0.53)      (0.57)       (0.38)      (0.40)      (0.78)          (0.63)
  Net Realized Gains.......         --          --           --          --       (0.49)          (0.38)
                            ----------  ----------   ----------  ----------  ----------      ----------
   Total Distributions.....      (0.53)      (0.57)       (0.38)      (0.40)      (1.27)          (1.01)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................... $    15.72  $    15.83   $    17.81  $    16.46  $    12.54      $    25.51
=========================== ==========  ==========   ==========  ==========  ==========      ==========
Total Return...............       2.98%      (8.26)%      10.94%      35.11%     (47.96)%(C)      17.09%
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)............... $5,480,888  $5,287,323   $5,157,857  $4,437,846  $3,350,073      $6,262,069
Ratio of Expenses to
 Average Net
 Assets (D)................       0.45%       0.45%        0.45%       0.46%       0.44%(B)        0.44%
Ratio of Net Investment
 Income to Average Net
 Assets....................       3.54%       3.26%        2.34%       3.00%       3.86%(B)        2.89%
--------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.
+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                                U.S. Large Company Portfolio
                                                              -----------------------------------------------------------------

                                                               Six Months       Year        Year         Year          Year
                                                                  Ended        Ended       Ended        Ended         Ended
                                                                April 30,     Oct. 31,    Oct. 31,     Oct. 31,      Oct. 31,
                                                                  2013          2012        2011         2010          2009
--------------------------------------------------------------------------------------------------------------------------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period......................... $    11.15     $     9.90  $     9.34  $     8.16    $   7.62
                                                              ----------     ----------  ----------  ----------    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)............................       0.13           0.22        0.19        0.18        0.18
 Net Gains (Losses) on Securities (Realized and Unrealized)..       1.46           1.25        0.56        1.15        0.55
                                                              ----------     ----------  ----------  ----------    --------
   Total from Investment Operations..........................       1.59           1.47        0.75        1.33        0.73
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......................................      (0.13)         (0.22)      (0.19)      (0.15)      (0.19)
                                                              ----------     ----------  ----------  ----------    --------
   Total Distributions.......................................      (0.13)         (0.22)      (0.19)      (0.15)      (0.19)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................... $    12.61     $    11.15  $     9.90  $     9.34    $   8.16
============================================================  ===========    ==========  ==========  ==========    ========
Total Return.................................................      14.42%(C)      15.02%       8.09%      16.47%      10.07%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $4,507,515     $4,037,336  $3,762,013  $3,712,973    $785,689
Ratio of Expenses to Average Net Assets......................       0.10%(B)       0.10%       0.10%       0.10%**     0.10%(D)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumption of Expenses and/or Recovery of
 Previously Waived Fees).....................................       0.10%(B)       0.10%       0.10%       0.11%**     0.13%(D)
Ratio of Net Investment Income to Average Net Assets.........       2.24%(B)       2.10%       1.95%       1.99%       2.53%
Portfolio Turnover Rate......................................          1%(C)          4%          4%          1%*       N/A
--------------------------------------------------------------------------------------------------------------------------------

                                                              ---------------------------
                                                                  Period
                                                                 Dec. 1,           Year
                                                                 2007 to          Ended
                                                                 Oct. 31,        Nov. 30,
                                                                   2008            2007
--------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period......................... $  11.63        $    11.00
                                                              --------        ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)............................     0.20              0.22
 Net Gains (Losses) on Securities (Realized and Unrealized)..    (3.99)             0.62
                                                              --------        ----------
   Total from Investment Operations..........................    (3.79)             0.84
--------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......................................    (0.22)            (0.21)
                                                              --------        ----------
   Total Distributions.......................................    (0.22)            (0.21)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................... $   7.62        $    11.63
============================================================  ========        ==========
Total Return.................................................   (33.10)%(C)         7.71%
--------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $729,218        $1,002,142
Ratio of Expenses to Average Net Assets......................     0.10%(B)(D)       0.10%(D)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumption of Expenses and/or Recovery of
 Previously Waived Fees).....................................     0.11%(B)(D)       0.11%(D)
Ratio of Net Investment Income to Average Net Assets.........     2.10%(B)          1.90%
Portfolio Turnover Rate......................................      N/A               N/A
--------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.
* For the period September 10, 2010 through October 31, 2010. Effective September 10, 2010, the Portfolio directly invests in securities rather than through The U.S. Large Company Series.
**Represents the combined ratios for the portfolio and for the period
  November 1, 2009 through September 9, 2010, its respective pro-rata share of The U.S. Large Company Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   Dimensional Investment Group, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2013, the Feeder Fund owned 76% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

   Class R2 shares of the Feeder Fund commenced operations on April 30, 2008.

   On November 1, 2008, the Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the Series is a result of the treatment of a partnership for book purposes. The Series will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and the Fund approved an Agreement and Plan of Reorganization (the "Plan") which provided that (i) U.S. Large Company Institutional Index Portfolio (the "Acquiring Fund"), a portfolio of the Fund would acquire substantially all of the assets of U.S. Large Company Portfolio (the "Target Fund"), a portfolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the "Reorganization"). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to "U.S. Large Company Portfolio." The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to U.S. Large Company Portfolio effective
May 8, 2010.

   The purpose of the transaction was to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

   The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

                                                                                        Value
Target Fund                     Shares          Acquiring Fund            Shares    (in thousands)
-----------                   ---------- ------------------------------ ----------- --------------
                                         U.S. Large Company
U.S. Large Company Portfolio. 83,482,168 Institutional Index Portfolio  311,973,980   $2,731,987

   The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

                                         Unrealized Appreciation
Target Fund                   Net Assets     (Depreciation)             Acquiring Fund          Net Assets
-----------                   ---------- ----------------------- ------------------------------ ----------
                                                                 U.S. Large Company
U.S. Large Company Portfolio. $2,731,987        $315,984         Institutional Index Portfolio   $870,696

   Assuming the acquisition had been completed on November 1, 2009, U.S. Large Company Portfolio's result of operations for the year ended October 31, 2010 would have been as follows (in thousands):

      Net Investment Income.................................. $ 71,681(a)
      Net Realized and Unrealized Gain (Loss) on Investments.  501,073(b)
                                                              --------
      Net Increase in Net Assets Resulting from Operations... $572,754
                                                              ========

   (a) $43,125 as reported in the Statement of Operations, plus $27,799 Net Investment Income from U.S. Large Company Portfolio pre-merger, plus $757 of pro-forma eliminated expenses.

   (b) $596,596 as reported in the Statement of Operations, less $95,523 Net Realized and Unrealized Gain (Loss) on Investments from U.S. Large Company Portfolio pre-merger.

   Because both U.S. Large Company Portfolio and U.S. Large Company Institutional Index Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

   Prior to September 10, 2010, U.S. Large Company Portfolio invested substantially all of its assets in shares of The U.S. Large Company Series. At the close of business on September 9, 2010, U.S. Large Company Portfolio received its pro-rata share of cash and securities from The U.S. Large Company Series in a complete liquidation of its interest in the Series. Effective September 10, 2010, U.S. Large Company Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2013, there were no significant transfers between Level 1 and Level 2, and no Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Feeder Fund estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Feeder Fund are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the U.S. Large Company Portfolio and the Series. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the six months ended April 30, 2013, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                    DFA International Value Portfolio. 0.20%
                    U.S. Large Company Portfolio...... 0.05%

   For the six months ended April 30, 2013, the U.S. Large Company Portfolio's investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                      U.S. Large Company Portfolio. 0.025%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2014, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2013, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                              Previously
                                                              Recovery       Waived Fees/
                                                Expense    of Previously   Expenses Assumed
                                               Limitation   Waived Fees/   Subject to Future
                                                 Amount   Expenses Assumed     Recovery
                                               ---------- ---------------- -----------------
DFA International Value Portfolio -- Class R2
  Shares (1)..................................    0.79%          --                --
U.S. Large Company Portfolio (2)..............    0.10%         $37              $393

   (1) The Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees and excluding any applicable 12b-1 fees) to the extent necessary to limit the annualized expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) of the Class R2 shares of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's Class R2 shares' annualized expenses to exceed the Expense Limitation Amount, as listed above.

   (2) The Advisor has contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses"), so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis (the

"Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2013, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $153
                    U.S. Large Company Portfolio......  220

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2013, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                              Purchases  Sales
                                              --------- --------
                U.S. Large Company Portfolio.  $50,259  $156,870

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to net foreign currency gains/losses and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      Increase       Increase
                                                     (Decrease)     (Decrease)
                                      Increase     Undistributed   Accumulated
                                     (Decrease)    Net Investment  Net Realized
                                   Paid-In Capital     Income     Gains (Losses)
                                   --------------- -------------- --------------
DFA International Value Portfolio.       --            $(176)          $176
U.S. Large Company Portfolio......       --               --             --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2011 and October 31, 2012, were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- --------
    DFA International Value Portfolio
    2011..............................    $172,660         --       $172,660
    2012..............................     180,966         --        180,966
    U.S. Large Company Portfolio
    2011..............................      74,515         --         74,515
    2012..............................      81,785         --         81,785

   At October 31, 2012, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                Total Net
                                   Net Investment                             Distributable
                                     Income and   Undistributed                 Earnings
                                     Short-Term     Long-Term   Capital Loss  (Accumulated
                                   Capital Gains  Capital Gains Carryforwards    Losses)
                                   -------------- ------------- ------------- -------------
DFA International Value Portfolio.    $30,233          --         $(906,903)    $(876,670)
U.S. Large Company Portfolio......     12,462          --          (347,015)     (334,553)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                            Expires on October 31,
                                   ----------------------------------------
                                    2015     2016    2017    2018    2019   Unlimited  Total
                                   ------- -------- ------- ------- ------- --------- --------
DFA International Value Portfolio.      -- $906,903                            --     $906,903
U.S. Large Company Portfolio...... $34,996  100,024 $87,500 $80,822 $43,673    --      347,015

   During the year ended October 31, 2012, the Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                   DFA International Value Portfolio. $74,144
                   U.S. Large Company Portfolio......  69,018

   At April 30, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                             Net
                                                                          Unrealized
                                    Federal    Unrealized   Unrealized   Appreciation
                                    Tax Cost  Appreciation Depreciation (Depreciation)
                                   ---------- ------------ ------------ --------------
DFA International Value Portfolio. $5,332,884  $  829,215   $    (876)    $  828,339
U.S. Large Company Portfolio......  3,190,237   2,091,600    (368,047)     1,723,553

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                        Six Months Ended        Year Ended
                                                         April 30, 2013        Oct. 31, 2012
                                                       ------------------  --------------------
                                                         Amount    Shares     Amount     Shares
                                                       ---------  -------  -----------  -------
DFA International Value Portfolio
Class R2 Shares
 Shares Issued........................................ $     898       53  $     2,362      154
 Shares Issued in Lieu of Cash Distributions..........        62        4          204       14
 Shares Redeemed......................................      (562)     (33)      (2,235)    (146)
                                                       ---------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $     398       24  $       331       22
                                                       =========  =======  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $ 602,111   35,923  $ 1,336,958   89,104
 Shares Issued in Lieu of Cash Distributions..........    55,166    3,389      168,065   11,707
 Shares Redeemed......................................  (670,288) (40,423)  (1,293,442) (86,188)
                                                       ---------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ (13,011)  (1,111) $   211,581   14,623
                                                       =========  =======  ===========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of the Feeder Fund's Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R2 Shares received one share for every 2.631 shares held. The purpose of the reverse split was to reduce the number of Class R2 Shares, thereby increasing the net asset value of each Class R2 Share outstanding in order to more closely align the net asset value with the net asset value of the Feeder Fund's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R2 Shares.

H. Financial Instruments:

   In accordance with U.S. Large Company Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: U.S. Large Company Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with U.S. Large Company Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolios deposit cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2013, the U.S. Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                                                                       Approximate
                                            Expiration Number of  Contract Unrealized     Cash
                         Description           Date    Contracts*  Value   Gain (Loss) Collateral
                    ----------------------- ---------- ---------- -------- ----------- -----------
U.S. Large Company
  Portfolio........ S&P 500(R) Emini Index   06/21/13     583     $46,413     $924         --

* During the six months ended April 30, 2013, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $48,808 (in thousands).

   The following is a summary of U.S. Large Company Portfolio's location and value of derivative instrument holdings on the Portfolio's Statements of Assets and Liabilities categorized by primary risk exposure for the six months ended April 30, 2013 (amounts in thousands):

                                                     Asset Derivatives Value
                                                     ------------------------
                               Location on the
                           Statements of Assets and
                                 Liabilities             Equity Contracts
                           ------------------------  ------------------------
 U.S. Large Company        Payables: Futures Margin           $924*
   Portfolio                 Variation

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings through the six months ended April 30, 2013:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts     Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2013 (amounts in thousands):

                                           Realized Gain (Loss) on
                                       Derivatives Recognized in Income
                                       --------------------------------
                                                    Equity
                                                  Contracts
                                       --------------------------------
         U.S. Large Company Portfolio.              $4,832

                                             Change in Unrealized
                                        Appreciation (Depreciation) on
                                       Derivatives Recognized in Income
                                       --------------------------------
                                                    Equity
                                                  Contracts
                                       --------------------------------
         U.S. Large Company Portfolio.              $  979

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014. There were no borrowings by the Portfolios under this line of credit during the period ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the six months ended April 30, 2013, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                Weighted      Weighted    Number of   Interest Maximum Amount
                                 Average      Average        Days     Expense  Borrowed During
                              Interest Rate Loan Balance Outstanding* Incurred   the Period
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     0.92%       $10,747         7          $2        $20,815

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2013, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2013.

J. Securities Lending:

   As of April 30, 2013, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, U.S. Large Company Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $1,297 (in thousands). The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   For the six months ended April 30, 2013, the Portfolios had no in-kind redemptions.

N. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

O. Other:

   At April 30, 2013, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                               Approximate
                                                                                Percentage
                                                                  Number of   of Outstanding
                                                                 Shareholders     Shares
                                                                 ------------ --------------
DFA International Value Portfolio -- Class R2 Shares............      6             96%
DFA International Value Portfolio -- Institutional Class Shares.      4             66%
U.S. Large Company Portfolio....................................      3             76%

P. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                         DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2013
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/12  04/30/13    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,184.80    0.11%    $0.60
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.25    0.11%    $0.55

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,140.00    0.23%    $1.22
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.65    0.23%    $1.15

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/12  04/30/13    Ratio*   Period*
                                         --------- --------- ---------- --------
The Japanese Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $1,261.20    0.15%    $0.84
Hypothetical 5% Annual Return........... $1,000.00 $1,024.05    0.15%    $0.75

The Asia Pacific Small Company Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,106.80    0.16%    $0.84
Hypothetical 5% Annual Return........... $1,000.00 $1,024.00    0.16%    $0.80

The United Kingdom Small Company Series
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,151.90    0.12%    $0.64
Hypothetical 5% Annual Return........... $1,000.00 $1,024.20    0.12%    $0.60

The Continental Small Company Series
------------------------------------
Actual Fund Return...................... $1,000.00 $1,165.30    0.15%    $0.81
Hypothetical 5% Annual Return........... $1,000.00 $1,024.05    0.15%    $0.75

The Canadian Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $  980.70    0.15%    $0.74
Hypothetical 5% Annual Return........... $1,000.00 $1,024.05    0.15%    $0.75

The Emerging Markets Series
---------------------------
Actual Fund Return...................... $1,000.00 $1,062.60    0.18%    $0.92
Hypothetical 5% Annual Return........... $1,000.00 $1,023.90    0.18%    $0.90

The Emerging Markets Small Cap Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,130.50    0.33%    $1.74
Hypothetical 5% Annual Return........... $1,000.00 $1,023.16    0.33%    $1.66

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

          The U.S. Large Cap Value Series
Consumer Discretionary.......................  13.4%
Consumer Staples.............................   7.7%
Energy.......................................  20.3%
Financials...................................  24.0%
Health Care..................................   7.8%
Industrials..................................  12.5%
Information Technology.......................   4.9%
Materials....................................   3.4%
Telecommunication Services...................   5.6%
Utilities....................................   0.4%
                                              -----
                                              100.0%

        The DFA International Value Series
Consumer Discretionary.......................   9.8%
Consumer Staples.............................   5.6%
Energy.......................................  12.0%
Financials...................................  36.3%
Health Care..................................   1.2%
Industrials..................................   9.9%
Information Technology.......................   3.5%
Materials....................................  11.3%
Other........................................    --
Telecommunication Services...................   7.6%
Utilities....................................   2.8%
                                              -----
                                              100.0%

         The Japanese Small Company Series
Consumer Discretionary.......................  22.8%
Consumer Staples.............................   8.7%
Energy.......................................   0.6%
Financials...................................  12.7%
Health Care..................................   4.8%
Industrials..................................  28.3%
Information Technology.......................  10.5%
Materials....................................  11.2%
Telecommunication Services...................    --
Utilities....................................   0.4%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

       The Asia Pacific Small Company Series
Consumer Discretionary.......................  28.7%
Consumer Staples.............................   4.7%
Energy.......................................   6.0%
Financials...................................  12.9%
Health Care..................................   5.1%
Industrials..................................  21.0%
Information Technology.......................   5.1%
Materials....................................  10.6%
Other........................................    --
Telecommunication Services...................   3.3%
Utilities....................................   2.6%
                                              -----
                                              100.0%

      The United Kingdom Small Company Series
Consumer Discretionary.......................  26.8%
Consumer Staples.............................   3.6%
Energy.......................................   4.9%
Financials...................................  15.0%
Health Care..................................   2.4%
Industrials..................................  26.9%
Information Technology.......................   8.3%
Materials....................................   7.4%
Telecommunication Services...................   2.3%
Utilities....................................   2.4%
                                              -----
                                              100.0%

       The Continental Small Company Series
Consumer Discretionary.......................  13.5%
Consumer Staples.............................   6.8%
Energy.......................................   4.4%
Financials...................................  19.3%
Health Care..................................   9.1%
Industrials..................................  24.2%
Information Technology.......................   9.7%
Materials....................................   8.9%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   1.9%
Utilities....................................   2.2%
                                              -----
                                              100.0%

         The Canadian Small Company Series
Consumer Discretionary.......................  10.2%
Consumer Staples.............................   4.3%
Energy.......................................  24.6%
Financials...................................   8.3%
Health Care..................................   2.5%
Industrials..................................  12.4%
Information Technology.......................   5.3%
Materials....................................  25.9%
Other........................................    --
Real Estate Investment Trusts................   0.6%
Telecommunication Services...................   0.3%
Utilities....................................   5.6%
                                              -----
                                              100.0%

            The Emerging Markets Series
Consumer Discretionary.......................   8.2%
Consumer Staples.............................   9.7%
Energy.......................................  11.3%
Financials...................................  26.5%
Health Care..................................   1.4%
Industrials..................................   7.3%
Information Technology.......................  14.0%
Materials....................................  11.2%
Other........................................    --
Telecommunication Services...................   7.0%
Utilities....................................   3.4%
                                              -----
                                              100.0%

       The Emerging Markets Small Cap Series
Consumer Discretionary.......................  18.1%
Consumer Staples.............................   9.3%
Energy.......................................   2.2%
Financials...................................  17.7%
Health Care..................................   6.2%
Industrials..................................  17.1%
Information Technology.......................  12.4%
Materials....................................  12.9%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   0.7%
Utilities....................................   3.4%
                                              -----
                                              100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                      Percentage
                                            Shares       Value+     of Net Assets**
                                            ------       ------     ---------------
COMMON STOCKS -- (96.2%)
Consumer Discretionary -- (12.9%)
    Carnival Corp........................  2,385,423 $   82,320,948            0.6%
    Comcast Corp. Class A................ 10,008,890    413,367,157            3.2%
    Comcast Corp. Special Class A........  3,843,964    151,029,346            1.2%
#*  General Motors Co....................  2,302,737     71,016,409            0.6%
#   News Corp. Class A...................  2,241,856     69,430,280            0.5%
    Time Warner Cable, Inc...............  1,921,256    180,386,726            1.4%
    Time Warner, Inc.....................  4,853,977    290,170,745            2.3%
    Other Securities.....................               465,752,512            3.6%
                                                     --------------           -----
Total Consumer Discretionary.............             1,723,474,123           13.4%
                                                     --------------           -----
Consumer Staples -- (7.4%)
    Archer-Daniels-Midland Co............  3,155,848    107,109,481            0.8%
    CVS Caremark Corp....................  6,004,478    349,340,530            2.7%
    Mondelez International, Inc. Class A.  7,330,703    230,550,609            1.8%
    Other Securities.....................               305,954,763            2.4%
                                                     --------------           -----
Total Consumer Staples...................               992,955,383            7.7%
                                                     --------------           -----
Energy -- (19.5%)
    Anadarko Petroleum Corp..............  2,478,744    210,098,341            1.6%
    Apache Corp..........................  1,208,836     89,308,804            0.7%
    Chevron Corp.........................  3,863,466    471,381,487            3.7%
    ConocoPhillips.......................  5,899,107    356,601,018            2.8%
#   Hess Corp............................  1,567,373    113,132,983            0.9%
    Marathon Oil Corp....................  3,447,108    112,617,018            0.9%
    Marathon Petroleum Corp..............  1,791,952    140,417,359            1.1%
    National Oilwell Varco, Inc..........  1,661,481    108,361,791            0.8%
    Occidental Petroleum Corp............  1,349,242    120,433,341            0.9%
    Phillips 66..........................  2,926,797    178,388,277            1.4%
*   Transocean, Ltd......................  1,261,179     64,912,883            0.5%
    Valero Energy Corp...................  2,806,975    113,177,232            0.9%
    Other Securities.....................               525,193,006            4.1%
                                                     --------------           -----
Total Energy.............................             2,604,023,540           20.3%
                                                     --------------           -----
Financials -- (23.1%)
*   American International Group, Inc....  6,622,622    274,309,003            2.1%
#   Bank of America Corp................. 38,925,898    479,177,804            3.7%
#   Bank of New York Mellon Corp. (The)..  3,040,229     85,795,262            0.7%
    Citigroup, Inc....................... 10,372,454    483,978,704            3.8%
#   CME Group, Inc.......................  1,599,345     97,336,137            0.8%
    Goldman Sachs Group, Inc. (The)......    786,395    114,868,718            0.9%
#   JPMorgan Chase & Co..................  3,775,507    185,037,598            1.4%
    Loews Corp...........................  2,050,343     91,588,822            0.7%
    MetLife, Inc.........................  4,759,859    185,586,902            1.4%
    Morgan Stanley.......................  6,429,315    142,409,327            1.1%
    Prudential Financial, Inc............  2,287,609    138,217,336            1.1%
#   SunTrust Banks, Inc..................  2,564,707     75,017,680            0.6%
    Other Securities.....................               721,595,925            5.6%
                                                     --------------           -----
Total Financials.........................             3,074,919,218           23.9%
                                                     --------------           -----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                               Percentage
                                                   Shares        Value+      of Net Assets**
                                                   ------        ------      ---------------
Health Care -- (7.5%)
#     Aetna, Inc.................................  1,693,713 $    97,286,875            0.8%
      Pfizer, Inc................................  9,837,358     285,971,997            2.2%
      Thermo Fisher Scientific, Inc..............  1,932,026     155,875,858            1.2%
#     WellPoint, Inc.............................  1,824,634     133,052,311            1.0%
      Other Securities...........................                326,119,456            2.6%
                                                             ---------------          ------
Total Health Care................................                998,306,497            7.8%
                                                             ---------------          ------
Industrials -- (12.0%)
      CSX Corp...................................  5,517,066     135,664,653            1.1%
#     General Electric Co........................ 19,480,526     434,220,925            3.4%
      Norfolk Southern Corp......................  1,681,939     130,215,717            1.0%
#     Northrop Grumman Corp......................  1,364,645     103,358,212            0.8%
      Union Pacific Corp.........................  2,173,679     321,617,545            2.5%
      Other Securities...........................                478,671,027            3.7%
                                                             ---------------          ------
Total Industrials................................              1,603,748,079           12.5%
                                                             ---------------          ------
Information Technology -- (4.7%)
#     Hewlett-Packard Co.........................  5,006,539     103,134,703            0.8%
*     Yahoo!, Inc................................  4,116,468     101,800,254            0.8%
      Other Securities...........................                425,616,152            3.3%
                                                             ---------------          ------
Total Information Technology.....................                630,551,109            4.9%
                                                             ---------------          ------
Materials -- (3.3%)
#     Freeport-McMoRan Copper & Gold, Inc........  2,348,639      71,469,085            0.6%
      International Paper Co.....................  2,224,458     104,505,037            0.8%
      Other Securities...........................                267,195,954            2.0%
                                                             ---------------          ------
Total Materials..................................                443,170,076            3.4%
                                                             ---------------          ------
Telecommunication Services -- (5.4%)
      AT&T, Inc.................................. 13,051,893     488,923,912            3.8%
#     CenturyLink, Inc...........................  2,353,137      88,407,357            0.7%
*     Sprint Nextel Corp......................... 13,961,200      98,426,460            0.7%
      Other Securities...........................                 44,313,466            0.4%
                                                             ---------------          ------
Total Telecommunication Services.................                720,071,195            5.6%
                                                             ---------------          ------
Utilities -- (0.4%)
      Other Securities...........................                 46,400,297            0.4%
                                                             ---------------          ------
TOTAL COMMON STOCKS..............................             12,837,619,517           99.9%
                                                             ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves. 37,139,776      37,139,776            0.3%
                                                             ---------------          ------

                                                   Shares/
                                                    Face
                                                   Amount
                                                   -------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (3.5%)
(S)@  DFA Short Term Investment Fund............. 40,224,004     465,391,729            3.6%
                                                             ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,150,048,349)........................              $13,340,151,022          103.8%
                                                             ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 1,723,474,123           --   --    $ 1,723,474,123
  Consumer Staples............     992,955,383           --   --        992,955,383
  Energy......................   2,604,023,540           --   --      2,604,023,540
  Financials..................   3,074,919,218           --   --      3,074,919,218
  Health Care.................     998,306,497           --   --        998,306,497
  Industrials.................   1,603,748,079           --   --      1,603,748,079
  Information Technology......     630,551,109           --   --        630,551,109
  Materials...................     443,170,076           --   --        443,170,076
  Telecommunication Services..     720,071,195           --   --        720,071,195
  Utilities...................      46,400,297           --   --         46,400,297
Temporary Cash Investments....      37,139,776           --   --         37,139,776
Securities Lending Collateral.              -- $465,391,729   --        465,391,729
                               --------------- ------------   --    ---------------
TOTAL......................... $12,874,759,293 $465,391,729   --    $13,340,151,022
                               =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                  Percentage
                                        Shares      Value++     of Net Assets**
                                        ------      -------     ---------------
COMMON STOCKS -- (88.0%)
AUSTRALIA -- (5.0%)
    Suncorp Group, Ltd...............  3,736,013 $   50,317,710            0.6%
    Wesfarmers, Ltd..................  2,584,670    116,279,925            1.4%
    Other Securities.................               291,706,689            3.6%
                                                 --------------          ------
TOTAL AUSTRALIA......................               458,304,324            5.6%
                                                 --------------          ------
AUSTRIA -- (0.2%)
    Other Securities.................                22,620,434            0.3%
                                                 --------------          ------
BELGIUM -- (1.1%)
    Other Securities.................                97,018,246            1.2%
                                                 --------------          ------
CANADA -- (8.7%)
    Canadian Natural Resources, Ltd..  1,849,320     54,243,293            0.7%
    Goldcorp, Inc....................  1,686,234     49,911,656            0.6%
#   Manulife Financial Corp..........  4,587,163     67,797,764            0.8%
#   Sun Life Financial, Inc..........  1,565,269     44,155,983            0.6%
    Suncor Energy, Inc...............  3,750,370    116,928,008            1.4%
#   Thomson Reuters Corp.............  1,832,184     61,378,937            0.8%
    Other Securities.................               404,553,580            4.9%
                                                 --------------          ------
TOTAL CANADA.........................               798,969,221            9.8%
                                                 --------------          ------
DENMARK -- (1.2%)
    Other Securities.................               108,958,158            1.3%
                                                 --------------          ------
FINLAND -- (0.5%)
    Other Securities.................                48,558,445            0.6%
                                                 --------------          ------
FRANCE -- (8.2%)
#   AXA SA...........................  4,004,754     74,995,536            0.9%
    BNP Paribas SA...................  1,973,903    110,060,678            1.4%
    Cie de St-Gobain.................  1,039,077     41,613,919            0.5%
    France Telecom SA................  3,875,091     41,383,566            0.5%
#   GDF Suez.........................  3,247,971     69,637,459            0.9%
*   Societe Generale SA..............  1,823,515     66,242,789            0.8%
    Vivendi SA.......................  3,686,124     83,497,667            1.0%
    Other Securities.................               259,788,588            3.2%
                                                 --------------          ------
TOTAL FRANCE.........................               747,220,202            9.2%
                                                 --------------          ------
GERMANY -- (7.4%)
#   Allianz SE.......................    517,629     76,567,951            0.9%
#   Allianz SE ADR...................  2,811,910     41,475,672            0.5%
    Bayerische Motoren Werke AG......    663,299     61,335,322            0.8%
    Daimler AG.......................  2,088,586    115,801,750            1.4%
    Deutsche Bank AG.................  1,538,807     70,835,958            0.9%
#   E.ON SE..........................  3,592,972     65,250,322            0.8%
#   Muenchener Rueckversicherungs AG.    395,244     79,169,861            1.0%
    Other Securities.................               164,745,466            2.0%
                                                 --------------          ------
TOTAL GERMANY........................               675,182,302            8.3%
                                                 --------------          ------
GREECE -- (0.0%)
    Other Securities.................                 3,881,280            0.0%
                                                 --------------          ------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------
HONG KONG -- (2.1%)
    Hutchison Whampoa, Ltd..................  5,818,000 $   63,182,649            0.8%
    Other Securities........................               129,361,801            1.6%
                                                        --------------          ------
TOTAL HONG KONG.............................               192,544,450            2.4%
                                                        --------------          ------
IRELAND -- (0.1%)
    Other Securities........................                13,278,889            0.2%
                                                        --------------          ------
ISRAEL -- (0.3%)
    Other Securities........................                31,737,065            0.4%
                                                        --------------          ------
ITALY -- (1.1%)
*   UniCredit SpA...........................  8,189,815     42,805,198            0.5%
    Other Securities........................                55,555,418            0.7%
                                                        --------------          ------
TOTAL ITALY.................................                98,360,616            1.2%
                                                        --------------          ------
JAPAN -- (17.8%)
    Mitsubishi Corp.........................  3,047,600     54,863,679            0.7%
    Mitsubishi Heavy Industries, Ltd........  7,405,000     51,065,254            0.6%
    Mitsubishi UFJ Financial Group, Inc..... 22,830,706    154,902,674            1.9%
    Mitsui & Co., Ltd.......................  3,522,000     48,521,389            0.6%
    Nomura Holdings, Inc....................  7,769,100     63,494,551            0.8%
    Other Securities........................             1,260,958,457           15.4%
                                                        --------------          ------
TOTAL JAPAN.................................             1,633,806,004           20.0%
                                                        --------------          ------
NETHERLANDS -- (2.5%)
*   ING Groep NV............................  5,697,333     46,933,717            0.6%
    Koninklijke Philips Electronics NV......  1,957,968     54,192,709            0.7%
    Other Securities........................               125,436,586            1.5%
                                                        --------------          ------
TOTAL NETHERLANDS...........................               226,563,012            2.8%
                                                        --------------          ------
NEW ZEALAND -- (0.1%)
    Other Securities........................                 6,442,372            0.1%
                                                        --------------          ------
NORWAY -- (1.0%)
    Other Securities........................                89,934,209            1.1%
                                                        --------------          ------
PORTUGAL -- (0.1%)
    Other Securities........................                 6,134,640            0.1%
                                                        --------------          ------
SINGAPORE -- (1.2%)
    Other Securities........................               109,000,646            1.3%
                                                        --------------          ------
SPAIN -- (1.8%)
    Banco Santander SA......................  8,322,004     60,097,740            0.8%
    Other Securities........................               107,810,382            1.3%
                                                        --------------          ------
TOTAL SPAIN.................................               167,908,122            2.1%
                                                        --------------          ------
SWEDEN -- (3.1%)
    Nordea Bank AB..........................  5,366,449     64,574,595            0.8%
#   Telefonaktiebolaget LM Ericsson Class B.  4,713,081     58,613,629            0.7%
    Other Securities........................               156,800,588            1.9%
                                                        --------------          ------
TOTAL SWEDEN................................               279,988,812            3.4%
                                                        --------------          ------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                  Percentage
                                                                       Shares       Value++     of Net Assets**
                                                                       ------       -------     ---------------
SWITZERLAND -- (6.4%)
      Credit Suisse Group AG........................................   1,685,212 $   46,800,075            0.6%
      Holcim, Ltd...................................................     887,877     69,258,838            0.8%
      Swiss Re AG...................................................   1,108,107     88,184,915            1.1%
      UBS AG........................................................   5,895,747    105,170,761            1.3%
      Zurich Insurance Group AG.....................................     236,698     66,143,271            0.8%
      Other Securities..............................................                212,188,323            2.6%
                                                                                 --------------          ------
TOTAL SWITZERLAND...................................................                587,746,183            7.2%
                                                                                 --------------          ------
UNITED KINGDOM -- (18.1%)
      Barclays P.L.C................................................  11,591,752     51,727,912            0.6%
#     Barclays P.L.C. Sponsored ADR.................................   4,591,659     82,558,029            1.0%
#     BP P.L.C. Sponsored ADR.......................................   5,486,298    239,202,592            2.9%
#     HSBC Holdings P.L.C. Sponsored ADR............................   1,661,423     91,145,665            1.1%
      Kingfisher P.L.C..............................................  10,285,817     50,118,996            0.6%
*     Lloyds Banking Group P.L.C....................................  82,680,839     70,236,780            0.9%
      Old Mutual P.L.C..............................................  13,164,620     41,989,733            0.5%
#     Royal Dutch Shell P.L.C. ADR..................................   3,323,210    231,926,826            2.8%
      Vodafone Group P.L.C..........................................  34,976,333    106,723,100            1.3%
      Vodafone Group P.L.C. Sponsored ADR...........................   8,116,661    248,288,660            3.1%
      Xstrata P.L.C.................................................   5,211,952     78,431,883            1.0%
      Other Securities..............................................                366,277,452            4.5%
                                                                                 --------------          ------
TOTAL UNITED KINGDOM................................................              1,658,627,628           20.3%
                                                                                 --------------          ------
TOTAL COMMON STOCKS.................................................              8,062,785,260           98.9%
                                                                                 --------------          ------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
      Other Securities..............................................                 26,234,060            0.3%
                                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities..............................................                  1,722,022            0.0%
                                                                                 --------------          ------

                                                                       Shares/
                                                                        Face
                                                                       Amount       Value+
                                                                       -------      ------
                                                                        (000)
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@  DFA Short Term Investment Fund................................  92,826,275  1,074,000,000           13.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $29,728 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $30,383) to be repurchased at $29,787.... $        30         29,787            0.0%
                                                                                 --------------          ------
TOTAL SECURITIES LENDING COLLATERAL.................................              1,074,029,787           13.2%
                                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,013,442,781)...........................................               $9,164,771,129          112.4%
                                                                                 ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks.................
  Australia................... $    3,531,691 $  454,772,633   --    $  458,304,324
  Austria.....................             --     22,620,434   --        22,620,434
  Belgium.....................      3,306,779     93,711,467   --        97,018,246
  Canada......................    798,969,221             --   --       798,969,221
  Denmark.....................             --    108,958,158   --       108,958,158
  Finland.....................      1,353,012     47,205,433   --        48,558,445
  France......................      5,640,035    741,580,167   --       747,220,202
  Germany.....................    101,938,532    573,243,770   --       675,182,302
  Greece......................             --      3,881,280   --         3,881,280
  Hong Kong...................             --    192,544,450   --       192,544,450
  Ireland.....................      5,183,802      8,095,087   --        13,278,889
  Israel......................      2,263,802     29,473,263   --        31,737,065
  Italy.......................     15,633,330     82,727,286   --        98,360,616
  Japan.......................    107,502,998  1,526,303,006   --     1,633,806,004
  Netherlands.................     12,761,638    213,801,374   --       226,563,012
  New Zealand.................             --      6,442,372   --         6,442,372
  Norway......................        277,936     89,656,273   --        89,934,209
  Portugal....................             --      6,134,640   --         6,134,640
  Singapore...................             --    109,000,646   --       109,000,646
  Spain.......................     10,049,849    157,858,273   --       167,908,122
  Sweden......................     11,721,114    268,267,698   --       279,988,812
  Switzerland.................     82,499,635    505,246,548   --       587,746,183
  United Kingdom..............    944,918,493    713,709,135   --     1,658,627,628
Preferred Stocks..............
  Germany.....................             --     26,234,060   --        26,234,060
Rights/Warrants...............
  Spain.......................             --      1,722,022   --         1,722,022
Securities Lending Collateral.             --  1,074,029,787   --     1,074,029,787
                               -------------- --------------   --    --------------
TOTAL......................... $2,107,551,867 $7,057,219,262   --    $9,164,771,129
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                   Percentage
                                           Shares     Value++    of Net Assets**
                                           ------     -------    ---------------
COMMON STOCKS -- (86.9%)
Consumer Discretionary -- (19.8%)
#   Accordia Golf Co., Ltd...............     5,759 $  6,542,864            0.3%
    Aoyama Trading Co., Ltd..............   315,900    9,453,137            0.4%
    Autobacs Seven Co., Ltd..............   378,000    6,369,867            0.3%
*   Haseko Corp.......................... 7,564,500   11,050,940            0.5%
    Onward Holdings Co., Ltd.............   750,000    7,008,553            0.3%
    Resorttrust, Inc.....................   190,308    6,484,754            0.3%
    Shimachu Co., Ltd....................   269,200    7,112,765            0.3%
#   Tokyo Dome Corp......................   984,200    7,604,167            0.3%
    TS Tech Co., Ltd.....................   237,100    7,200,077            0.3%
    Other Securities.....................            434,210,042           19.5%
                                                    ------------           -----
Total Consumer Discretionary.............            503,037,166           22.5%
                                                    ------------           -----
Consumer Staples -- (7.6%)
    Nichirei Corp........................ 1,248,000    7,341,778            0.3%
    Pigeon Corp..........................    95,800    8,241,597            0.4%
    Sapporo Holdings, Ltd................ 1,751,000    7,971,794            0.4%
#   Takara Holdings, Inc.................   834,500    7,160,239            0.3%
    Other Securities.....................            162,030,880            7.2%
                                                    ------------           -----
Total Consumer Staples...................            192,746,288            8.6%
                                                    ------------           -----
Energy -- (0.5%)
    Other Securities.....................             13,433,176            0.6%
                                                    ------------           -----
Financials -- (11.0%)
    Daikyo, Inc.......................... 1,923,000    7,436,992            0.3%
    Daishi Bank, Ltd. (The).............. 1,819,000    7,195,403            0.3%
    Heiwa Real Estate Co., Ltd...........   252,000    6,420,815            0.3%
    Higo Bank, Ltd. (The)................   961,000    6,516,746            0.3%
    Hokkoku Bank, Ltd. (The)............. 1,524,000    6,465,966            0.3%
    Hyakugo Bank, Ltd. (The)............. 1,343,609    6,726,384            0.3%
    Juroku Bank, Ltd. (The).............. 1,697,000    7,214,824            0.3%
    Kiyo Holdings, Inc................... 3,822,900    6,672,335            0.3%
    Musashino Bank, Ltd. (The)...........   179,600    7,635,869            0.3%
    Ogaki Kyoritsu Bank, Ltd. (The)...... 1,749,000    6,504,081            0.3%
    San-In Godo Bank, Ltd. (The).........   902,000    7,692,916            0.3%
    Tokai Tokyo Financial Holdings, Inc..   974,500    8,862,135            0.4%
    Other Securities.....................            194,388,451            8.8%
                                                    ------------           -----
Total Financials.........................            279,732,917           12.5%
                                                    ------------           -----
Health Care -- (4.2%)
    Kaken Pharmaceutical Co., Ltd........   364,000    6,454,551            0.3%
    Nihon Kohden Corp....................   180,400    6,927,511            0.3%
#   Nipro Corp...........................   728,700    7,274,059            0.3%
    Ship Healthcare Holdings, Inc........   184,300    7,093,962            0.3%
    Other Securities.....................             78,315,659            3.5%
                                                    ------------           -----
Total Health Care........................            106,065,742            4.7%
                                                    ------------           -----
Industrials -- (24.6%)
    Fujikura, Ltd........................ 2,032,000    7,614,657            0.3%
#   Furukawa Electric Co., Ltd........... 2,638,000    6,675,660            0.3%
    Glory, Ltd...........................   246,600    6,776,425            0.3%
    Hitachi Zosen Corp................... 4,351,500    7,235,520            0.3%
    Kawasaki Kisen Kaisha, Ltd........... 3,720,000    8,185,247            0.4%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                     Percentage
                                                                          Shares       Value++     of Net Assets**
                                                                          ------       -------     ---------------
Industrials -- (Continued)
#     Minebea Co., Ltd.................................................   1,975,000 $    6,312,098            0.3%
#     Mitsui Engineering & Shipbuilding Co., Ltd.......................   4,072,000      7,534,417            0.3%
#     Mori Seiki Co., Ltd..............................................     541,700      6,807,497            0.3%
#     NTN Corp.........................................................   2,638,000      6,727,343            0.3%
      Sankyu, Inc......................................................   1,490,000      6,659,659            0.3%
      Sanwa Holdings Corp..............................................   1,215,000      7,373,305            0.3%
      Seino Holdings Co., Ltd..........................................     763,000      6,674,879            0.3%
      Tadano, Ltd......................................................     578,579      7,242,471            0.3%
      Other Securities.................................................                534,306,169           24.0%
                                                                                    --------------          ------
Total Industrials......................................................                626,125,347           28.0%
                                                                                    --------------          ------
Information Technology -- (9.1%)
      Alps Electric Co., Ltd...........................................   1,084,100      8,264,325            0.4%
      Horiba, Ltd......................................................     218,850      7,912,424            0.4%
      IT Holdings Corp.................................................     445,001      6,680,243            0.3%
      Taiyo Yuden Co., Ltd.............................................     619,100      8,967,824            0.4%
      Other Securities.................................................                199,744,457            8.9%
                                                                                    --------------          ------
Total Information Technology...........................................                231,569,273           10.4%
                                                                                    --------------          ------
Materials -- (9.7%)
      Mitsui Mining & Smelting Co., Ltd................................   3,218,000      7,252,983            0.3%
      Sumitomo Osaka Cement Co., Ltd...................................   2,274,000      6,816,692            0.3%
#     Tosoh Corp.......................................................   2,648,000      8,733,620            0.4%
#     Toyobo Co., Ltd..................................................   4,659,000      8,131,029            0.4%
      Other Securities.................................................                215,713,604            9.6%
                                                                                    --------------          ------
Total Materials........................................................                246,647,928           11.0%
                                                                                    --------------          ------
Telecommunication Services -- (0.0%)
      Other Securities.................................................                    778,587            0.0%
                                                                                    --------------          ------
Utilities -- (0.4%)
      Other Securities.................................................                  9,930,498            0.5%
                                                                                    --------------          ------
TOTAL COMMON STOCKS....................................................              2,210,066,922           98.8%
                                                                                    --------------          ------

                                                                          Shares/
                                                                           Face
                                                                          Amount       Value+
                                                                          -------      ------
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (13.1%)
(S)@  DFA Short Term Investment Fund...................................  28,694,901    332,000,000           14.8%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $156,035 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to 08/01/42,
       valued at $159,474) to be repurchased at $156,348............... $       156        156,347            0.0%
                                                                                    --------------          ------
TOTAL SECURITIES LENDING COLLATERAL....................................                332,156,347           14.8%
                                                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,346,323,895)..............................................               $2,542,223,269          113.6%
                                                                                    ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks.................
  Consumer Discretionary...... $2,291,045 $  500,746,121   --    $  503,037,166
  Consumer Staples............         --    192,746,288   --       192,746,288
  Energy......................         --     13,433,176   --        13,433,176
  Financials..................         --    279,732,917   --       279,732,917
  Health Care.................         --    106,065,742   --       106,065,742
  Industrials.................         --    626,125,347   --       626,125,347
  Information Technology......         --    231,569,273   --       231,569,273
  Materials...................         --    246,647,928   --       246,647,928
  Telecommunication Services..         --        778,587   --           778,587
  Utilities...................         --      9,930,498   --         9,930,498
Securities Lending Collateral.         --    332,156,347   --       332,156,347
                               ---------- --------------   --    --------------
TOTAL......................... $2,291,045 $2,539,932,224   --    $2,542,223,269
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
COMMON STOCKS -- (80.0%)
AUSTRALIA -- (41.8%)
    Adelaide Brighton, Ltd................  1,442,564 $  5,090,254            0.5%
    Ansell, Ltd...........................    414,608    6,798,095            0.6%
    Aristocrat Leisure, Ltd...............  2,580,305   10,545,875            0.9%
    Arrium, Ltd...........................  6,037,433    5,338,333            0.5%
    Australian Infrastructure Fund........  3,606,473   11,777,824            1.0%
    Beach Energy, Ltd.....................  5,953,760    8,410,117            0.7%
*   BlueScope Steel, Ltd..................  2,479,552   12,767,776            1.1%
#   Bradken, Ltd..........................  1,022,589    5,457,992            0.5%
#   carsales.com, Ltd.....................  1,220,399   12,244,595            1.1%
#   CSR, Ltd..............................  2,700,745    5,687,955            0.5%
#   David Jones, Ltd......................  3,152,271    9,743,769            0.9%
#   Downer EDI, Ltd.......................  2,033,977   10,369,340            0.9%
#   DuluxGroup, Ltd.......................  2,216,962   10,791,603            1.0%
    Envestra, Ltd.........................  6,189,006    6,730,567            0.6%
#   Fairfax Media, Ltd....................  7,895,659    5,326,072            0.5%
#*  Goodman Fielder, Ltd..................  9,040,600    7,269,865            0.6%
#   GrainCorp, Ltd. Class A...............    828,668   11,009,709            1.0%
    Invocare, Ltd.........................    633,106    7,663,599            0.7%
    IOOF Holdings, Ltd....................  1,074,600    9,828,713            0.9%
#   Iress, Ltd............................    603,773    5,235,671            0.5%
#   JB Hi-Fi, Ltd.........................    582,072    9,663,897            0.9%
#   Mineral Resources, Ltd................    535,822    5,425,566            0.5%
#   Monadelphous Group, Ltd...............    232,938    5,061,629            0.5%
#   Myer Holdings, Ltd....................  3,564,925   11,873,253            1.0%
#   Navitas, Ltd..........................  1,189,617    6,676,214            0.6%
#   Perpetual, Ltd........................    226,579    9,682,608            0.9%
#   Primary Health Care, Ltd..............  1,709,571    9,343,356            0.8%
    REA Group, Ltd........................    162,151    5,232,021            0.5%
    Reece Australia, Ltd..................    238,257    5,746,614            0.5%
    Spark Infrastructure Group............  3,454,752    6,412,146            0.6%
#   Super Retail Group, Ltd...............  1,291,875   17,641,955            1.6%
    TPG Telecom, Ltd......................  1,569,063    5,895,973            0.5%
#   UGL, Ltd..............................    614,661    6,415,406            0.6%
    Other Securities......................             319,052,173           27.3%
                                                      ------------           -----
TOTAL AUSTRALIA...........................             592,210,535           51.8%
                                                      ------------           -----

CANADA -- (0.0%)
    Other Securities......................                 122,963            0.0%
                                                      ------------           -----

CHINA -- (0.1%)
    Other Securities......................               1,998,166            0.2%
                                                      ------------           -----

HONG KONG -- (19.6%)
#   Esprit Holdings, Ltd.................. 10,193,650   14,335,770            1.3%
#   Giordano International, Ltd...........  7,892,000    7,931,135            0.7%
#   Luk Fook Holdings International, Ltd..  2,042,000    5,821,518            0.5%
    Melco International Development, Ltd..  6,017,000   11,742,966            1.0%
    Pacific Basin Shipping, Ltd...........  9,981,000    5,709,571            0.5%
#   SA SA International Holdings, Ltd.....  6,588,000    6,902,960            0.6%
    Vitasoy International Holdings, Ltd...  4,061,000    4,948,221            0.4%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                   Percentage
                                                                        Shares       Value++     of Net Assets**
                                                                        ------       -------     ---------------
HONG KONG -- (Continued)
      Xinyi Glass Holdings, Ltd......................................  11,762,000 $    8,066,281            0.7%
      Other Securities...............................................                211,784,246           18.6%
                                                                                  --------------          ------
TOTAL HONG KONG......................................................                277,242,668           24.3%
                                                                                  --------------          ------

NEW ZEALAND -- (6.1%)
#     Fisher & Paykel Healthcare Corp., Ltd..........................   3,204,679      7,286,306            0.6%
      Infratil, Ltd..................................................   2,502,956      4,946,282            0.4%
      Port of Tauranga, Ltd..........................................     528,322      7,021,580            0.6%
#     Ryman Healthcare, Ltd..........................................   1,710,210      8,947,573            0.8%
      Sky Network Television, Ltd....................................   1,006,593      4,938,815            0.4%
      SKYCITY Entertainment Group, Ltd...............................   3,254,988     12,450,784            1.1%
      Other Securities...............................................                 41,274,728            3.7%
                                                                                  --------------          ------
TOTAL NEW ZEALAND....................................................                 86,866,068            7.6%
                                                                                  --------------          ------

SINGAPORE -- (12.4%)
*     Biosensors International Group, Ltd............................   5,439,237      5,313,428            0.5%
      Singapore Post, Ltd............................................   8,035,120      8,420,456            0.7%
      Venture Corp., Ltd.............................................   1,221,000      8,247,318            0.7%
      Other Securities...............................................                154,187,196           13.5%
                                                                                  --------------          ------
TOTAL SINGAPORE......................................................                176,168,398           15.4%
                                                                                  --------------          ------

UNITED STATES -- (0.0%)
      Other Securities...............................................                    316,866            0.0%
                                                                                  --------------          ------
TOTAL COMMON STOCKS..................................................              1,134,925,664           99.3%
                                                                                  --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities...............................................                     54,322            0.0%
                                                                                  --------------          ------

HONG KONG -- (0.0%)
      Other Securities...............................................                         --            0.0%
                                                                                  --------------          ------

SINGAPORE -- (0.0%)
      Other Securities...............................................                      4,384            0.0%
                                                                                  --------------          ------
TOTAL RIGHTS/WARRANTS................................................                     58,706            0.0%
                                                                                  --------------          ------

                                                                        Shares/
                                                                         Face
                                                                        Amount       Value+
                                                                        -------      ------
                                                                         (000)
SECURITIES LENDING COLLATERAL -- (20.0%)
(S)@  DFA Short Term Investment Fund.................................  24,459,810    283,000,000           24.8%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $226,399 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $231,389) to be repurchased at
       $226,853...................................................... $       227        226,852            0.0%
                                                                                  --------------          ------
TOTAL SECURITIES LENDING COLLATERAL..................................                283,226,852           24.8%
                                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,293,282,212)............................................               $1,418,211,222          124.1%
                                                                                  ==============          ======

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Australia................... $   18,786 $  592,191,749   --    $  592,210,535
  Canada......................          2        122,961   --           122,963
  China.......................    239,332      1,758,834   --         1,998,166
  Hong Kong...................    162,511    277,080,157   --       277,242,668
  New Zealand.................         --     86,866,068   --        86,866,068
  Singapore...................    425,416    175,742,982   --       176,168,398
  United States...............    316,866             --   --           316,866
Rights/Warrants
  Australia...................         --         54,322   --            54,322
  Hong Kong...................         --             --   --                --
  Singapore...................         --          4,384   --             4,384
Securities Lending Collateral.         --    283,226,852   --       283,226,852
                               ---------- --------------   --    --------------
TOTAL......................... $1,162,913 $1,417,048,309   --    $1,418,211,222
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                          ------     -------    ---------------
COMMON STOCKS -- (97.1%)
Consumer Discretionary -- (26.0%)
*   Barratt Developments P.L.C.........  4,717,626 $ 22,837,159            1.4%
    Bellway P.L.C......................    511,971   10,709,303            0.6%
    Berkeley Group Holdings P.L.C......    597,347   19,368,537            1.2%
    Bovis Homes Group P.L.C............    875,787   10,450,186            0.6%
    Daily Mail & General Trust P.L.C...  1,312,593   14,027,068            0.8%
    Greene King P.L.C..................  1,421,372   16,064,330            1.0%
    Inchcape P.L.C.....................  2,090,755   16,298,929            1.0%
    Informa P.L.C......................  2,624,520   19,528,851            1.2%
    ITV P.L.C..........................  7,691,118   15,039,393            0.9%
    Ladbrokes P.L.C....................  3,967,821   11,683,417            0.7%
    Persimmon P.L.C....................  1,455,388   24,448,613            1.5%
    Taylor Wimpey P.L.C................ 15,614,170   22,592,584            1.4%
    UBM P.L.C..........................    964,330   10,967,554            0.7%
    William Hill P.L.C.................  4,017,244   26,619,844            1.6%
    Other Securities...................             201,412,340           11.9%
                                                   ------------           -----
Total Consumer Discretionary...........             442,048,108           26.5%
                                                   ------------           -----
Consumer Staples -- (3.5%)
    Booker Group P.L.C.................  6,674,336   12,345,287            0.7%
    Other Securities...................              47,225,018            2.9%
                                                   ------------           -----
Total Consumer Staples.................              59,570,305            3.6%
                                                   ------------           -----
Energy -- (4.7%)
*   Afren P.L.C........................  5,276,338   11,012,086            0.7%
*   Cairn Energy P.L.C.................  2,238,951   10,053,925            0.6%
    John Wood Group P.L.C..............  1,017,921   12,286,025            0.7%
*   Premier Oil P.L.C..................  2,273,981   13,197,663            0.8%
    Other Securities...................              34,092,491            2.1%
                                                   ------------           -----
Total Energy...........................              80,642,190            4.9%
                                                   ------------           -----
Financials -- (14.6%)
    Aberdeen Asset Management P.L.C....  1,807,795   12,618,963            0.8%
    Amlin P.L.C........................  2,325,250   15,337,552            0.9%
    Catlin Group, Ltd..................  1,706,158   13,947,116            0.8%
    Close Brothers Group P.L.C.........    681,659   11,005,044            0.7%
#   Henderson Group P.L.C..............  4,716,689   12,121,738            0.7%
    Hiscox, Ltd........................  1,607,805   14,014,465            0.8%
    IG Group Holdings P.L.C............  1,481,677   12,410,176            0.8%
    London Stock Exchange Group P.L.C..    556,831   11,619,148            0.7%
    Man Group P.L.C....................  7,738,625   12,305,131            0.7%
    Other Securities...................             133,154,080            8.0%
                                                   ------------           -----
Total Financials.......................             248,533,413           14.9%
                                                   ------------           -----
Health Care -- (2.3%)
    Other Securities...................              38,931,141            2.3%
                                                   ------------           -----
Industrials -- (26.1%)
    Ashtead Group P.L.C................  2,503,056   22,891,572            1.4%
    Babcock International Group P.L.C..    941,424   15,665,348            0.9%
    Balfour Beatty P.L.C...............  3,201,702   10,751,168            0.6%
    BBA Aviation P.L.C.................  2,792,163   10,901,701            0.7%
    Bodycote P.L.C.....................  1,253,236   10,097,323            0.6%
    Cobham P.L.C.......................  4,859,398   18,931,800            1.1%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                                  Percentage
                                                                       Shares       Value++     of Net Assets**
                                                                       ------       -------     ---------------
Industrials -- (Continued)
      easyJet P.L.C..................................................    692,439 $   12,041,163            0.7%
      IMI P.L.C......................................................    576,558     11,113,814            0.7%
      Invensys P.L.C.................................................  3,349,956     20,056,348            1.2%
      Meggitt P.L.C..................................................  2,213,833     16,134,787            1.0%
      Melrose Industries P.L.C.......................................  4,640,545     17,590,114            1.1%
      Rotork P.L.C...................................................    332,184     15,028,423            0.9%
      Spirax-Sarco Engineering P.L.C.................................    320,648     13,098,841            0.8%
      Travis Perkins P.L.C...........................................    944,677     21,078,338            1.3%
      Other Securities...............................................               229,461,959           13.7%
                                                                                 --------------          ------
Total Industrials....................................................               444,842,699           26.7%
                                                                                 --------------          ------
Information Technology -- (8.1%)
      Halma P.L.C....................................................  1,567,406     12,201,858            0.7%
      Spectris P.L.C.................................................    521,339     17,113,401            1.0%
      Other Securities...............................................               108,637,221            6.6%
                                                                                 --------------          ------
Total Information Technology.........................................               137,952,480            8.3%
                                                                                 --------------          ------
Materials -- (7.2%)
      Croda International P.L.C......................................    442,133     17,044,012            1.0%
      DS Smith P.L.C.................................................  4,492,720     16,322,747            1.0%
      Mondi P.L.C....................................................  1,136,556     15,104,239            0.9%
      Other Securities...............................................                73,639,619            4.4%
                                                                                 --------------          ------
Total Materials......................................................               122,110,617            7.3%
                                                                                 --------------          ------
Telecommunication Services -- (2.3%)
      Inmarsat P.L.C.................................................  1,776,643     19,970,025            1.2%
      Other Securities...............................................                18,716,340            1.1%
                                                                                 --------------          ------
Total Telecommunication Services.....................................                38,686,365            2.3%
                                                                                 --------------          ------
Utilities -- (2.3%)
      Drax Group P.L.C...............................................  1,866,554     17,814,212            1.1%
      Pennon Group P.L.C.............................................  1,587,350     16,907,357            1.0%
      Other Securities...............................................                 4,174,174            0.2%
                                                                                 --------------          ------
Total Utilities......................................................                38,895,743            2.3%
                                                                                 --------------          ------
TOTAL COMMON STOCKS..................................................             1,652,213,061           99.1%
                                                                                 --------------          ------
PREFERRED STOCKS -- (0.0%)
      Other Securities...............................................                    22,592            0.0%
                                                                                 --------------          ------

                                                                       Shares/
                                                                        Face
                                                                       Amount       Value+
                                                                       -------      ------
                                                                        (000)
SECURITIES LENDING COLLATERAL -- (2.9%)
(S)@  DFA Short Term Investment Fund.................................  4,235,091     49,000,000            3.0%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $330,564 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $337,850) to be repurchased at
       $331,226...................................................... $      331        331,225            0.0%
                                                                                 --------------          ------
TOTAL SECURITIES LENDING COLLATERAL..................................                49,331,225            3.0%
                                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,263,123,007)............................................              $1,701,566,878          102.1%
                                                                                 ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary......         -- $  442,048,108   --    $  442,048,108
  Consumer Staples............         --     59,570,305   --        59,570,305
  Energy......................         --     80,642,190   --        80,642,190
  Financials..................         --    248,533,413   --       248,533,413
  Health Care.................         --     38,931,141   --        38,931,141
  Industrials................. $  759,910    444,082,789   --       444,842,699
  Information Technology......         --    137,952,480   --       137,952,480
  Materials...................    556,968    121,553,649   --       122,110,617
  Telecommunication Services..         --     38,686,365   --        38,686,365
  Utilities...................         --     38,895,743   --        38,895,743
Preferred Stocks..............         --         22,592   --            22,592
Securities Lending Collateral.         --     49,331,225   --        49,331,225
                               ---------- --------------   --    --------------
TOTAL......................... $1,316,878 $1,700,250,000   --    $1,701,566,878
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                              Percentage
                                      Shares     Value++    of Net Assets**
                                      ------     -------    ---------------
     COMMON STOCKS -- (81.8%)
     AUSTRIA -- (2.1%)
         Other Securities..........            $ 64,941,838            2.5%
                                               ------------           -----
     BELGIUM -- (2.8%)
         Ackermans & van Haaren NV.    118,073   10,045,836            0.4%
         Other Securities..........              78,230,973            3.0%
                                               ------------           -----
     TOTAL BELGIUM.................              88,276,809            3.4%
                                               ------------           -----
     DENMARK -- (3.7%)
         GN Store Nord A.S.........    812,990   14,869,013            0.6%
     *   Jyske Bank A.S............    252,239    9,827,073            0.4%
     *   Topdanmark A.S............    533,860   13,704,522            0.5%
         Other Securities..........              79,982,686            3.1%
                                               ------------           -----
     TOTAL DENMARK.................             118,383,294            4.6%
                                               ------------           -----
     FINLAND -- (5.5%)
         Amer Sports Oyj...........    509,189    8,675,633            0.3%
     #   Elisa Oyj.................    517,952    9,824,490            0.4%
     #   Konecranes Oyj............    245,559    8,930,350            0.4%
     #   Orion Oyj Class B.........    384,369   11,045,908            0.4%
     #   Outotec Oyj...............    697,608   10,205,942            0.4%
         YIT Oyj...................    483,134    9,146,360            0.4%
         Other Securities..........             116,544,243            4.4%
                                               ------------           -----
     TOTAL FINLAND.................             174,372,926            6.7%
                                               ------------           -----
     FRANCE -- (8.9%)
     #*  Alcatel-Lucent............ 11,358,071   15,642,960            0.6%
     #   Neopost SA................    156,473   10,314,370            0.4%
         Rubis SCA.................    135,632    8,722,338            0.3%
         Teleperformance...........    256,661   11,287,556            0.4%
         Other Securities..........             233,117,327            9.0%
                                               ------------           -----
     TOTAL FRANCE..................             279,084,551           10.7%
                                               ------------           -----
     GERMANY -- (12.0%)
     *   Aareal Bank AG............    423,110   10,197,280            0.4%
         Aurubis AG................    153,470    9,681,970            0.4%
         Deutsche Wohnen AG........    700,454   12,352,943            0.5%
     #   Freenet AG................    416,629   10,387,704            0.4%
         Rhoen Klinikum AG.........    449,257    9,591,339            0.4%
     #   Software AG...............    286,671   10,046,537            0.4%
         Stada Arzneimittel AG.....    256,735   10,411,937            0.4%
         Symrise AG................    217,690    9,304,894            0.4%
         Other Securities..........             294,886,731           11.2%
                                               ------------           -----
     TOTAL GERMANY.................             376,861,335           14.5%
                                               ------------           -----
     GREECE -- (1.8%)
         Other Securities..........              57,606,670            2.2%
                                               ------------           -----
     IRELAND -- (2.6%)
         DCC P.L.C.................    308,989   11,304,049            0.4%
         Dragon Oil P.L.C..........    967,071    9,394,702            0.4%
         Glanbia P.L.C.............    700,613    9,380,303            0.4%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                               Percentage
                                                   Shares        Value++     of Net Assets**
                                                   ------        -------     ---------------
IRELAND -- (Continued)
    Paddy Power P.L.C...........................     180,573 $    15,178,816            0.6%
    Other Securities............................                  35,461,509            1.3%
                                                             ---------------           -----
TOTAL IRELAND...................................                  80,719,379            3.1%
                                                             ---------------           -----
ISRAEL -- (2.5%)
    Other Securities............................                  80,180,475            3.1%
                                                             ---------------           -----
ITALY -- (7.1%)
    Banca Popolare dell'Emilia Romagna S.c.r.l..   1,388,798      11,778,122            0.5%
#*  Banca Popolare di Milano Scarl..............  13,261,458       8,880,634            0.3%
*   Banco Popolare..............................   6,663,294       9,625,574            0.4%
#*  Finmeccanica SpA............................   1,768,900       9,214,349            0.4%
    Other Securities............................                 182,935,403            7.0%
                                                             ---------------           -----
TOTAL ITALY.....................................                 222,434,082            8.6%
                                                             ---------------           -----
NETHERLANDS -- (4.6%)
    Aalberts Industries NV......................     471,042      10,571,607            0.4%
    Delta Lloyd NV..............................     761,184      14,636,283            0.6%
    Nutreco NV..................................     179,628      17,080,181            0.6%
#*  SBM Offshore NV.............................     932,130      14,957,435            0.6%
    Other Securities............................                  89,225,162            3.4%
                                                             ---------------           -----
TOTAL NETHERLANDS...............................                 146,470,668            5.6%
                                                             ---------------           -----
NORWAY -- (3.0%)
    Other Securities............................                  95,158,720            3.7%
                                                             ---------------           -----
POLAND -- (0.0%)
    Other Securities............................                      68,329            0.0%
                                                             ---------------           -----
PORTUGAL -- (1.1%)
    Other Securities............................                  34,486,746            1.3%
                                                             ---------------           -----
RUSSIA -- (0.1%)
    Other Securities............................                   1,724,655            0.1%
                                                             ---------------           -----
SPAIN -- (4.3%)
#   Bolsas y Mercados Espanoles SA..............     322,643       8,757,294            0.3%
    Viscofan SA.................................     213,526      11,095,865            0.4%
    Other Securities............................                 114,297,497            4.5%
                                                             ---------------           -----
TOTAL SPAIN.....................................                 134,150,656            5.2%
                                                             ---------------           -----
SWEDEN -- (8.8%)
    Castellum AB................................     739,664      11,075,385            0.4%
#   Husqvarna AB Class B........................   1,691,304       9,786,174            0.4%
    Meda AB Class A.............................     857,997      10,270,604            0.4%
    NCC AB Class B..............................     364,909       8,682,687            0.3%
    Securitas AB Class B........................   1,155,760      11,373,136            0.4%
#   Trelleborg AB Class B.......................     999,202      14,877,291            0.6%
    Other Securities............................                 211,846,031            8.2%
                                                             ---------------           -----
TOTAL SWEDEN....................................                 277,911,308           10.7%
                                                             ---------------           -----
SWITZERLAND -- (10.9%)
    Clariant AG.................................   1,135,163      16,608,004            0.6%
*   Dufry AG....................................      77,241      10,290,310            0.4%
#   Galenica AG.................................      18,828      12,362,581            0.5%
    GAM Holding AG..............................     786,581      13,910,626            0.5%
    Helvetia Holding AG.........................      25,236      10,587,385            0.4%
    Lonza Group AG..............................     239,181      16,666,614            0.6%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                  Percentage
                                                                       Shares       Value++     of Net Assets**
                                                                       ------       -------     ---------------
SWITZERLAND -- (Continued)
      PSP Swiss Property AG..........................................    148,327 $   13,924,435            0.5%
      Swiss Life Holding AG..........................................     83,792     13,274,654            0.5%
      Other Securities...............................................               236,903,412            9.3%
                                                                                 --------------          ------
TOTAL SWITZERLAND....................................................               344,528,021           13.3%
                                                                                 --------------          ------
TOTAL COMMON STOCKS..................................................             2,577,360,462           99.3%
                                                                                 --------------          ------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
      Other Securities...............................................                        --            0.0%
                                                                                 --------------          ------
ISRAEL -- (0.0%)
      Other Securities...............................................                    33,329            0.0%
                                                                                 --------------          ------
ITALY -- (0.0%)
      Other Securities...............................................                     2,055            0.0%
                                                                                 --------------          ------
NORWAY -- (0.0%)
      Other Securities...............................................                    12,944            0.0%
                                                                                 --------------          ------
SPAIN -- (0.0%)
      Other Securities...............................................                   118,075            0.0%
                                                                                 --------------          ------
SWITZERLAND -- (0.0%)
      Other Securities...............................................                   186,637            0.0%
                                                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................................................                   353,040            0.0%
                                                                                 --------------          ------

                                                                       Shares/
                                                                        Face
                                                                       Amount       Value+
                                                                       -------      ------
                                                                        (000)
SECURITIES LENDING COLLATERAL -- (18.2%)
(S)@  DFA Short Term Investment Fund................................. 49,351,772    571,000,000           22.0%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $461,503 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $471,675) to be repurchased at
       $462,428......................................................       $462        462,426            0.0%
                                                                                 --------------          ------
TOTAL SECURITIES LENDING COLLATERAL..................................               571,462,426           22.0%
                                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,903,078,568)...............................................            $3,149,175,928          121.3%
                                                                                 ==============          ======

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Austria..................... $  125,690 $   64,816,148   --    $   64,941,838
  Belgium.....................         --     88,276,809   --        88,276,809
  Denmark.....................     65,207    118,318,087   --       118,383,294
  Finland.....................         --    174,372,926   --       174,372,926
  France......................    214,884    278,869,667   --       279,084,551
  Germany.....................    290,049    376,571,286   --       376,861,335
  Greece......................    245,504     57,361,166   --        57,606,670
  Ireland.....................     33,319     80,686,060   --        80,719,379
  Israel......................    904,556     79,275,919   --        80,180,475
  Italy.......................         --    222,434,082   --       222,434,082
  Netherlands.................         --    146,470,668   --       146,470,668
  Norway......................     49,225     95,109,495   --        95,158,720
  Poland......................     68,329             --   --            68,329
  Portugal....................     26,748     34,459,998   --        34,486,746
  Russia......................         --      1,724,655   --         1,724,655
  Spain.......................  2,584,189    131,566,467   --       134,150,656
  Sweden......................  1,224,773    276,686,535   --       277,911,308
  Switzerland.................  1,425,528    343,102,493   --       344,528,021
Rights/Warrants
  Belgium.....................         --             --   --                --
  Israel......................         --         33,329   --            33,329
  Italy.......................         --          2,055   --             2,055
  Norway......................         --         12,944   --            12,944
  Spain.......................         --        118,075   --           118,075
  Switzerland.................         --        186,637   --           186,637
Securities Lending Collateral.         --    571,462,426   --       571,462,426
                               ---------- --------------   --    --------------
TOTAL......................... $7,258,001 $3,141,917,927   --    $3,149,175,928
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                   Percentage
                                           Shares     Value++    of Net Assets**
                                           ------     -------    ---------------
COMMON STOCKS -- (75.9%)
Consumer Discretionary -- (7.7%)
#   Cineplex, Inc........................   266,359 $  9,052,690            1.4%
#   Corus Entertainment, Inc. Class B....   348,300    8,553,221            1.3%
    Dorel Industries, Inc. Class B.......   116,400    5,025,957            0.8%
#*  Imax Corp............................   260,537    6,659,217            1.0%
    Linamar Corp.........................   217,980    5,160,378            0.8%
#   RONA, Inc............................   677,175    7,057,757            1.1%
    Other Securities.....................             26,299,100            3.8%
                                                    ------------           -----
Total Consumer Discretionary.............             67,808,320           10.2%
                                                    ------------           -----
Consumer Staples -- (3.3%)
    Cott Corp............................   473,596    5,203,938            0.8%
    Maple Leaf Foods, Inc................   433,719    5,734,416            0.9%
    North West Co., Inc. (The)...........   203,911    5,145,087            0.8%
    Other Securities.....................             12,550,956            1.8%
                                                    ------------           -----
Total Consumer Staples...................             28,634,397            4.3%
                                                    ------------           -----
Energy -- (18.7%)
*   Advantage Oil & Gas, Ltd............. 1,098,231    4,349,538            0.7%
#   Enbridge Income Fund Holdings, Inc...   203,490    5,009,233            0.8%
*   Gran Tierra Energy, Inc.............. 1,176,900    6,541,903            1.0%
#   Mullen Group, Ltd....................   393,639    8,541,316            1.3%
#   Parkland Fuel Corp...................   302,007    4,991,232            0.7%
#   Pason Systems, Inc...................   285,137    4,882,241            0.7%
#   PetroBakken Energy, Ltd..............   705,505    6,022,478            0.9%
    Secure Energy Services, Inc..........   437,854    5,645,663            0.8%
#   Trican Well Service, Ltd.............   643,185    8,401,722            1.3%
#   Whitecap Resources, Inc..............   553,803    5,683,977            0.9%
    Other Securities.....................            103,790,743           15.4%
                                                    ------------           -----
Total Energy.............................            163,860,046           24.5%
                                                    ------------           -----
Financials -- (6.3%)
#   Canadian Western Bank................   271,572    7,671,784            1.2%
#   Davis + Henderson Corp...............   263,098    6,147,528            0.9%
#*  FirstService Corp....................   135,548    4,484,406            0.7%
    Home Capital Group, Inc..............   120,600    6,919,132            1.0%
    Laurentian Bank of Canada............   127,182    5,581,137            0.8%
    Other Securities.....................             24,297,778            3.6%
                                                    ------------           -----
Total Financials.........................             55,101,765            8.2%
                                                    ------------           -----
Health Care -- (1.9%)
    Other Securities.....................             16,661,058            2.5%
                                                    ------------           -----
Industrials -- (9.4%)
*   ATS Automation Tooling Systems, Inc..   423,220    4,272,319            0.6%
    Genivar, Inc.........................   166,032    4,120,105            0.6%
#   Ritchie Bros Auctioneers, Inc........   244,637    4,953,690            0.7%
#   Russel Metals, Inc...................   277,136    7,496,110            1.1%
    Stantec, Inc.........................   200,461    8,571,998            1.3%
#   Transcontinental, Inc. Class A.......   305,702    3,935,634            0.6%
    TransForce, Inc......................   337,726    6,664,343            1.0%
    Other Securities.....................             42,575,993            6.5%
                                                    ------------           -----
Total Industrials........................             82,590,192           12.4%
                                                    ------------           -----

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                                   Percentage
                                                                          Shares      Value++    of Net Assets**
                                                                          ------      -------    ---------------
Information Technology -- (4.1%)
*     Celestica, Inc...................................................     874,907 $  7,555,403            1.1%
      MacDonald Dettwiler & Associates, Ltd............................      85,470    6,173,658            0.9%
      Other Securities.................................................               21,901,527            3.3%
                                                                                    ------------          ------
Total Information Technology...........................................               35,630,588            5.3%
                                                                                    ------------          ------
Materials -- (19.7%)
#     Alamos Gold, Inc.................................................     470,720    6,574,054            1.0%
#     AuRico Gold, Inc.................................................   1,179,127    6,062,711            0.9%
*     B2Gold Corp......................................................   1,670,450    4,194,986            0.6%
#     Canexus Corp.....................................................     434,301    4,065,173            0.6%
*     Canfor Corp......................................................     411,155    8,586,730            1.3%
      CCL Industries, Inc. Class B.....................................     111,467    6,966,065            1.0%
*     Dominion Diamond Corp............................................     350,441    5,555,157            0.8%
#*    First Majestic Silver Corp.......................................     431,070    5,314,301            0.8%
      HudBay Minerals, Inc.............................................     804,774    6,390,582            1.0%
*     Norbord, Inc.....................................................     117,968    3,934,413            0.6%
      Sherritt International Corp......................................   1,571,926    7,349,021            1.1%
      West Fraser Timber Co., Ltd......................................     126,174   11,016,194            1.7%
      Other Securities.................................................               96,483,924           14.4%
                                                                                    ------------          ------
Total Materials........................................................              172,493,311           25.8%
                                                                                    ------------          ------
Real Estate Investment Trusts -- (0.4%)
#     Granite REIT.....................................................      99,246    3,935,554            0.6%
                                                                                    ------------          ------
Telecommunication Services -- (0.2%)
      Other Securities.................................................                1,943,926            0.3%
                                                                                    ------------          ------
Utilities -- (4.2%)
#     Algonquin Power & Utilities Corp.................................     747,582    5,906,747            0.9%
      Capital Power Corp...............................................     320,785    7,008,266            1.1%
#     Northland Power, Inc.............................................     250,207    4,855,374            0.7%
#     Superior Plus Corp...............................................     565,997    7,303,550            1.1%
      Other Securities.................................................               12,144,136            1.8%
                                                                                    ------------          ------
Total Utilities........................................................               37,218,073            5.6%
                                                                                    ------------          ------
TOTAL COMMON STOCKS....................................................              665,877,230           99.7%
                                                                                    ------------          ------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities.................................................                   12,594            0.0%
                                                                                    ------------          ------

                                                                          Shares/
                                                                           Face
                                                                          Amount      Value+
                                                                          -------     ------
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (24.1%)
(S)@  DFA Short Term Investment Fund...................................  18,236,819  211,000,000           31.6%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $20,857 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to 08/01/42,
       valued at $21,317) to be repurchased at $20,899................. $        21       20,899            0.0%
                                                                                    ------------          ------
TOTAL SECURITIES LENDING COLLATERAL....................................              211,020,899           31.6%
                                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $996,687,411)................................................               $876,910,723          131.3%
                                                                                    ============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                 ----------------------------------------------
                                   Level 1      Level 2    Level 3    Total
                                 ------------ ------------ ------- ------------
Common Stocks
  Consumer Discretionary........ $ 67,808,320           --   --    $ 67,808,320
  Consumer Staples..............   28,634,397           --   --      28,634,397
  Energy........................  163,815,564 $     44,482   --     163,860,046
  Financials....................   55,101,765           --   --      55,101,765
  Health Care...................   16,661,058           --   --      16,661,058
  Industrials...................   82,590,192           --   --      82,590,192
  Information Technology........   35,630,588           --   --      35,630,588
  Materials.....................  172,493,283           28   --     172,493,311
  Real Estate Investment Trusts.    3,935,554           --   --       3,935,554
  Telecommunication Services....    1,943,926           --   --       1,943,926
  Utilities.....................   37,218,073           --   --      37,218,073
Rights/Warrants.................           --       12,594   --          12,594
Securities Lending Collateral...           --  211,020,899   --     211,020,899
                                 ------------ ------------   --    ------------
TOTAL........................... $665,832,720 $211,078,003   --    $876,910,723
                                 ============ ============   ==    ============


                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                                   Percentage
                                                           Shares     Value++    of Net Assets**
                                                           ------     -------    ---------------
COMMON STOCKS -- (89.1%)
ARGENTINA -- (0.0%)
    Other Securities....................................            $         --            0.0%
                                                                    ------------           -----

BRAZIL -- (8.3%)
    BM&FBovespa SA......................................  1,706,408   11,829,503            0.4%
#   BRF SA ADR..........................................    564,360   14,013,059            0.4%
#   Cia de Bebidas das Americas ADR.....................    622,039   26,138,079            0.8%
#   Petroleo Brasileiro SA ADR..........................  1,246,739   23,875,052            0.7%
    Petroleo Brasileiro SA Sponsored ADR................  1,722,575   34,399,823            1.1%
#   Vale SA Sponsored ADR...............................  1,249,020   21,345,752            0.7%
    Other Securities....................................             156,228,087            4.8%
                                                                    ------------           -----
TOTAL BRAZIL............................................             287,829,355            8.9%
                                                                    ------------           -----

CHILE -- (1.9%)
    Other Securities....................................              66,458,093            2.0%
                                                                    ------------           -----

CHINA -- (13.8%)
    Bank of China, Ltd. Class H......................... 56,613,100   26,525,169            0.8%
    China Construction Bank Corp. Class H............... 54,255,590   45,537,284            1.4%
#   China Life Insurance Co., Ltd. ADR..................    329,354   13,727,475            0.4%
#   China Mobile, Ltd. Sponsored ADR....................    797,691   44,064,451            1.4%
#   China Petroleum & Chemical Corp. ADR................    106,449   11,769,001            0.4%
    CNOOC, Ltd. ADR.....................................    107,285   20,098,772            0.6%
    Industrial & Commercial Bank of China, Ltd. Class H. 48,967,185   34,517,198            1.1%
    PetroChina Co., Ltd. ADR............................    145,110   18,553,765            0.6%
    Tencent Holdings, Ltd...............................    689,200   23,758,321            0.7%
    Other Securities....................................             241,004,490            7.4%
                                                                    ------------           -----
TOTAL CHINA.............................................             479,555,926           14.8%
                                                                    ------------           -----

COLOMBIA -- (0.6%)
    Other Securities....................................              22,560,723            0.7%
                                                                    ------------           -----

CZECH REPUBLIC -- (0.3%)
    Other Securities....................................              10,817,588            0.3%
                                                                    ------------           -----

EGYPT -- (0.1%)
    Other Securities....................................               2,439,947            0.1%
                                                                    ------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................              11,031,169            0.3%
                                                                    ------------           -----

INDIA -- (7.3%)
    HDFC Bank, Ltd......................................  1,348,212   17,113,603            0.5%
    ITC, Ltd............................................  1,926,179   11,723,330            0.4%
    Reliance Industries, Ltd............................  1,432,266   20,926,146            0.7%
    Other Securities....................................             202,366,499            6.2%
                                                                    ------------           -----
TOTAL INDIA.............................................             252,129,578            7.8%
                                                                    ------------           -----

INDONESIA -- (3.4%)
    Astra International Tbk PT.......................... 17,653,110   13,357,167            0.4%
    Bank Central Asia Tbk PT............................ 10,755,500   11,904,930            0.4%
    Other Securities....................................              91,935,453            2.8%
                                                                    ------------           -----
TOTAL INDONESIA.........................................             117,197,550            3.6%
                                                                    ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
MALAYSIA -- (3.8%)
    CIMB Group Holdings Bhd....................  4,317,654 $ 10,991,673            0.3%
    Malayan Banking Bhd........................  3,948,467   12,491,220            0.4%
    Other Securities...........................             106,879,878            3.3%
                                                           ------------           -----
TOTAL MALAYSIA.................................             130,362,771            4.0%
                                                           ------------           -----

MEXICO -- (5.8%)
#   America Movil S.A.B. de C.V. Series L...... 30,952,095   33,163,960            1.0%
#*  Cemex S.A.B. de C.V. Sponsored ADR.........  1,189,806   13,385,315            0.4%
    Fomento Economico Mexicano S.A.B. de C.V...  1,793,669   20,341,140            0.6%
    Grupo Financiero Banorte S.A.B. de C.V.....  1,899,876   14,316,781            0.5%
    Grupo Mexico S.A.B. de C.V. Series B.......  3,579,616   12,850,569            0.4%
    Wal-Mart de Mexico S.A.B. de C.V. Series V.  4,498,650   14,271,431            0.4%
    Other Securities...........................              91,726,621            2.9%
                                                           ------------           -----
TOTAL MEXICO...................................             200,055,817            6.2%
                                                           ------------           -----

PERU -- (0.3%)
    Other Securities...........................              11,564,386            0.4%
                                                           ------------           -----

PHILIPPINES -- (1.4%)
    Other Securities...........................              48,983,992            1.5%
                                                           ------------           -----

POLAND -- (1.4%)
    Other Securities...........................              48,752,482            1.5%
                                                           ------------           -----

RUSSIA -- (4.0%)
    Gazprom OAO Sponsored ADR..................  4,589,920   36,553,949            1.1%
    Lukoil OAO Sponsored ADR...................    376,321   23,927,966            0.8%
*   Sberbank of Russia Sponsored ADR...........  2,075,152   26,783,406            0.8%
    Other Securities...........................              53,051,008            1.6%
                                                           ------------           -----
TOTAL RUSSIA...................................             140,316,329            4.3%
                                                           ------------           -----

SOUTH AFRICA -- (6.6%)
    MTN Group, Ltd.............................  1,575,988   28,440,253            0.9%
    Naspers, Ltd. Class N......................    326,129   21,854,757            0.7%
#   Sasol, Ltd. Sponsored ADR..................    536,546   23,296,827            0.7%
    Standard Bank Group, Ltd...................  1,027,873   12,853,018            0.4%
    Other Securities...........................             142,945,694            4.4%
                                                           ------------           -----
TOTAL SOUTH AFRICA.............................             229,390,549            7.1%
                                                           ------------           -----

SOUTH KOREA -- (13.4%)
    Hyundai Mobis..............................     59,213   13,463,202            0.4%
    Hyundai Motor Co...........................    138,348   25,121,651            0.8%
    Kia Motors Corp............................    243,530   12,147,541            0.4%
    POSCO......................................     50,240   14,440,334            0.4%
    Samsung Electronics Co., Ltd...............     67,106   92,808,886            2.9%
    Samsung Electronics Co., Ltd. GDR..........     49,372   34,194,144            1.1%
    Shinhan Financial Group Co., Ltd...........    311,456   10,787,931            0.3%
*   SK Hynix, Inc..............................    449,290   12,237,015            0.4%
    Other Securities...........................             250,005,137            7.7%
                                                           ------------           -----
TOTAL SOUTH KOREA..............................             465,205,841           14.4%
                                                           ------------           -----

TAIWAN -- (11.3%)
    Hon Hai Precision Industry Co., Ltd........  9,204,506   23,791,587            0.7%
#   MediaTek, Inc..............................    990,995   12,093,658            0.4%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                   Percentage
                                                                        Shares       Value++     of Net Assets**
                                                                        ------       -------     ---------------
TAIWAN -- (Continued)
      Taiwan Semiconductor Manufacturing Co., Ltd....................  21,315,808 $   79,112,153            2.5%
      Other Securities...............................................                276,933,114            8.5%
                                                                                  --------------          ------
TOTAL TAIWAN.........................................................                391,930,512           12.1%
                                                                                  --------------          ------

THAILAND -- (3.0%)
      Other Securities...............................................                102,810,136            3.2%
                                                                                  --------------          ------

TURKEY -- (2.1%)
      Turkiye Garanti Bankasi A.S....................................   2,049,990     11,342,423            0.4%
      Other Securities...............................................                 62,125,687            1.9%
                                                                                  --------------          ------
TOTAL TURKEY.........................................................                 73,468,110            2.3%
                                                                                  --------------          ------
TOTAL COMMON STOCKS..................................................              3,092,860,854           95.5%
                                                                                  --------------          ------

PREFERRED STOCKS -- (3.6%)
BRAZIL -- (3.5%)
      Banco Bradesco SA..............................................   1,859,495     30,567,932            1.0%
      Itau Unibanco Holding SA.......................................   1,841,700     30,882,936            1.0%
      Vale SA........................................................   1,412,691     22,940,562            0.7%
      Other Securities...............................................                 37,412,800            1.0%
                                                                                  --------------          ------
TOTAL BRAZIL.........................................................                121,804,230            3.7%
                                                                                  --------------          ------

CHILE -- (0.0%)
      Other Securities...............................................                     62,886            0.0%
                                                                                  --------------          ------

COLOMBIA -- (0.1%)
      Other Securities...............................................                  1,939,621            0.1%
                                                                                  --------------          ------
TOTAL PREFERRED STOCKS...............................................                123,806,737            3.8%
                                                                                  --------------          ------

                                                                        Shares/
                                                                         Face
                                                                        Amount       Value+
                                                                        -------      ------
                                                                         (000)
SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@  DFA Short Term Investment Fund.................................  21,953,328    254,000,000            7.9%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $672,232 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $687,049) to be repurchased at
       $673,580...................................................... $       674        673,577            0.0%
                                                                                  --------------          ------
TOTAL SECURITIES LENDING COLLATERAL..................................                254,673,577            7.9%
                                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,273,277,183)............................................               $3,471,341,168          107.2%
                                                                                  ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Argentina...................             --             --   --                --
  Brazil...................... $  287,829,355             --   --    $  287,829,355
  Chile.......................     66,458,093             --   --        66,458,093
  China.......................    122,663,557 $  356,892,369   --       479,555,926
  Colombia....................     22,560,723             --   --        22,560,723
  Czech Republic..............             --     10,817,588   --        10,817,588
  Egypt.......................             --      2,439,947   --         2,439,947
  Hungary.....................             --     11,031,169   --        11,031,169
  India.......................     21,058,300    231,071,278   --       252,129,578
  Indonesia...................         54,580    117,142,970   --       117,197,550
  Malaysia....................             --    130,362,771   --       130,362,771
  Mexico......................    200,055,817             --   --       200,055,817
  Peru........................     11,564,386             --   --        11,564,386
  Philippines.................        131,952     48,852,040   --        48,983,992
  Poland......................             --     48,752,482   --        48,752,482
  Russia......................      5,504,158    134,812,171   --       140,316,329
  South Africa................     37,454,179    191,936,370   --       229,390,549
  South Korea.................     14,988,974    450,216,867   --       465,205,841
  Taiwan......................      9,963,049    381,967,463   --       391,930,512
  Thailand....................    102,810,136             --   --       102,810,136
  Turkey......................      1,153,350     72,314,760   --        73,468,110
Preferred Stocks
  Brazil......................    121,804,230             --   --       121,804,230
  Chile.......................         62,886             --   --            62,886
  Colombia....................      1,939,621             --   --         1,939,621
Securities Lending Collateral.             --    254,673,577   --       254,673,577
                               -------------- --------------   --    --------------
TOTAL......................... $1,028,057,346 $2,443,283,822   --    $3,471,341,168
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                             Percentage
                                                     Shares     Value++    of Net Assets**
                                                     ------     -------    ---------------
COMMON STOCKS -- (90.0%)
ARGENTINA -- (0.0%)
    Other Securities..............................            $          1            0.0%
                                                              ------------           -----

BRAZIL -- (8.4%)
    All America Latina Logistica SA...............  1,682,200    8,508,741            0.2%
    Anhanguera Educacional Participacoes SA.......    793,245   14,277,022            0.4%
    Cia de Saneamento de Minas Gerais-COPASA......    400,821    9,235,461            0.2%
    Diagnosticos da America SA....................  1,452,841    8,002,153            0.2%
    EDP--Energias do Brasil SA....................  1,513,306    9,235,270            0.2%
    Equatorial Energia SA.........................    979,284   10,371,625            0.3%
    Estacio Participacoes SA......................    524,568   12,443,332            0.3%
    Kroton Educacional SA.........................    703,372    9,818,908            0.3%
    Mills Estruturas e Servicos de Engenharia SA..    472,126    7,758,842            0.2%
    MRV Engenharia e Participacoes SA.............  1,988,433    8,556,995            0.2%
    Odontoprev SA.................................  1,987,465    9,913,733            0.3%
    PDG Realty SA Empreendimentos e Participacoes.  7,343,053    8,294,539            0.2%
    Sul America SA................................  1,297,120    9,692,334            0.2%
    Totvs SA......................................    463,900    8,729,644            0.2%
    Other Securities..............................             227,488,321            5.7%
                                                              ------------           -----
TOTAL BRAZIL......................................             362,326,920            9.1%
                                                              ------------           -----

CHILE -- (1.3%)
    Parque Arauco SA..............................  3,043,041    7,869,455            0.2%
    Other Securities..............................              46,969,823            1.2%
                                                              ------------           -----
TOTAL CHILE.......................................              54,839,278            1.4%
                                                              ------------           -----

CHINA -- (13.6%)
    China Gas Holdings, Ltd.......................  9,067,500    8,924,482            0.2%
#   Geely Automobile Holdings, Ltd................ 17,610,000    8,899,704            0.2%
#   Shougang Fushan Resources Group, Ltd.......... 20,786,000    8,133,750            0.2%
    Sino Biopharmaceutical........................ 13,536,000    9,340,178            0.2%
#   Sino-Ocean Land Holdings, Ltd................. 12,290,091    8,113,188            0.2%
    Other Securities..............................             547,117,762           13.8%
                                                              ------------           -----
TOTAL CHINA.......................................             590,529,064           14.8%
                                                              ------------           -----

COLOMBIA -- (0.0%)
    Other Securities..............................                 685,689            0.0%
                                                              ------------           -----

HONG KONG -- (0.0%)
    Other Securities..............................                 119,010            0.0%
                                                              ------------           -----

HUNGARY -- (0.1%)
    Other Securities..............................               2,041,100            0.1%
                                                              ------------           -----

INDIA -- (7.7%)
    Other Securities..............................             333,723,996            8.4%
                                                              ------------           -----

INDONESIA -- (4.7%)
    Alam Sutera Realty Tbk PT..................... 78,688,000    8,513,247            0.2%
    Ciputra Development Tbk PT.................... 58,522,080    8,298,065            0.2%
    Mayora Indah Tbk PT...........................  3,432,500   10,620,437            0.3%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       Percentage
                                                               Shares     Value++    of Net Assets**
                                                               ------     -------    ---------------
INDONESIA -- (Continued)
    Summarecon Agung Tbk PT................................. 33,746,532 $  9,036,342            0.2%
    Other Securities........................................             168,486,582            4.2%
                                                                        ------------            ----
TOTAL INDONESIA.............................................             204,954,673            5.1%
                                                                        ------------            ----

ISRAEL -- (0.0%)
    Other Securities........................................                 339,568            0.0%
                                                                        ------------            ----

MACEDONIA -- (0.0%)
    Other Securities........................................                      --            0.0%
                                                                        ------------            ----

MALAYSIA -- (4.5%)
    Bursa Malaysia Bhd......................................  3,459,000    8,133,872            0.2%
    Other Securities........................................             185,261,929            4.7%
                                                                        ------------            ----
TOTAL MALAYSIA..............................................             193,395,801            4.9%
                                                                        ------------            ----

MEXICO -- (3.3%)
*   Alsea S.A.B. de C.V.....................................  2,790,399    8,479,919            0.2%
    Arca Continental S.A.B. de C.V..........................  1,167,783    9,556,888            0.2%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B........  5,094,797   11,001,670            0.3%
*   Gruma S.A.B. de C.V. Class B............................  1,548,765    7,690,062            0.2%
#*  Industrias CH S.A.B. de C.V. Series B...................  1,217,718    9,810,100            0.3%
#*  Promotora y Operadora de Infraestructura S.A.B. de C.V..  1,385,468   12,360,735            0.3%
    Other Securities........................................              84,403,826            2.1%
                                                                        ------------            ----
TOTAL MEXICO................................................             143,303,200            3.6%
                                                                        ------------            ----

PHILIPPINES -- (1.7%)
    Other Securities........................................              75,301,883            1.9%
                                                                        ------------            ----

POLAND -- (1.5%)
    Lubelski Wegiel Bogdanka SA.............................    223,114    8,292,032            0.2%
    Other Securities........................................              58,487,991            1.5%
                                                                        ------------            ----
TOTAL POLAND................................................              66,780,023            1.7%
                                                                        ------------            ----

SOUTH AFRICA -- (7.0%)
    Aveng, Ltd..............................................  2,442,089    8,029,548            0.2%
    AVI, Ltd................................................  1,906,582   11,470,062            0.3%
    Barloworld, Ltd.........................................    944,679    9,902,712            0.3%
    Clicks Group, Ltd.......................................  1,911,109   12,190,178            0.3%
    Coronation Fund Managers, Ltd...........................  1,600,756    9,584,326            0.2%
*   Murray & Roberts Holdings, Ltd..........................  3,176,473    7,784,333            0.2%
    Nampak, Ltd.............................................  3,859,288   14,189,995            0.4%
    PPC, Ltd................................................  3,063,900   11,213,817            0.3%
    Resilient Property Income Fund, Ltd.....................  1,225,038    8,098,156            0.2%
    Reunert, Ltd............................................  1,055,952    9,191,126            0.2%
*   Sappi, Ltd..............................................  3,763,365   11,311,683            0.3%
    Spar Group, Ltd. (The)..................................    780,271   10,303,650            0.3%
    Tongaat Hulett, Ltd.....................................    732,582   10,645,232            0.3%
    Other Securities........................................             169,112,785            4.1%
                                                                        ------------            ----
TOTAL SOUTH AFRICA..........................................             303,027,603            7.6%
                                                                        ------------            ----

SOUTH KOREA -- (14.1%)
    DGB Financial Group, Inc................................    669,413    9,371,728            0.3%
#   Hotel Shilla Co., Ltd...................................    161,958    8,571,748            0.2%
    Macquarie Korea Infrastructure Fund.....................  1,468,851    9,310,581            0.3%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                 Percentage
                                       Shares      Value++     of Net Assets**
                                       ------      -------     ---------------
         SOUTH KOREA -- (Continued)
                 Yuhan Corp..........    41,755 $    7,957,729            0.2%
                 Other Securities....              573,533,640           14.3%
                                                --------------           -----
         TOTAL SOUTH KOREA...........              608,745,426           15.3%
                                                --------------           -----

         TAIWAN -- (13.8%)
                 Other Securities....              596,134,287           15.0%
                                                --------------           -----

         THAILAND -- (5.0%)
                 Other Securities....              216,234,036            5.4%
                                                --------------           -----

         TURKEY -- (3.3%)
                 Other Securities....              140,872,227            3.5%
                                                --------------           -----
         TOTAL COMMON STOCKS.........            3,893,353,785           97.8%
                                                --------------           -----

         PREFERRED STOCKS -- (1.6%)
         BRAZIL -- (1.6%)
                 Marcopolo SA........ 1,319,600      8,778,646            0.2%
                 Other Securities....               58,327,463            1.5%
                                                --------------           -----
         TOTAL BRAZIL................               67,106,109            1.7%
                                                --------------           -----

         CHILE -- (0.0%)
                 Other Securities....                   25,564            0.0%
                                                --------------           -----

         COLOMBIA -- (0.0%)
                 Other Securities....                   80,301            0.0%
                                                --------------           -----

         HONG KONG -- (0.0%)
                 Other Securities....                  949,193            0.0%
                                                --------------           -----

         MALAYSIA -- (0.0%)
                 Other Securities....                   18,806            0.0%
                                                --------------           -----
         TOTAL PREFERRED STOCKS......               68,179,973            1.7%
                                                --------------           -----

         RIGHTS/WARRANTS -- (0.0%)
         CHINA -- (0.0%)
                 Other Securities....                  444,778            0.0%
                                                --------------           -----

         MALAYSIA -- (0.0%)
                 Other Securities....                   63,284            0.0%
                                                --------------           -----

         POLAND -- (0.0%)
                 Other Securities....                       --            0.0%
                                                --------------           -----

         SOUTH KOREA -- (0.0%)
                 Other Securities....                  106,626            0.0%
                                                --------------           -----

         THAILAND -- (0.0%)
                 Other Securities....                  784,764            0.0%
                                                --------------           -----
         TOTAL RIGHTS/WARRANTS.......                1,399,452            0.0%
                                                --------------           -----


THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                        Shares/
                                                                         Face
                                                                        Amount        Value+       Percentage
                                                                        -------       ------     of Net Assets**
                                                                         (000)
SECURITIES LENDING COLLATERAL -- (8.4%)
(S)@  DFA Short Term Investment Fund.................................  31,460,674 $  364,000,000            9.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $743,925 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $760,322) to be repurchased at
       $745,417...................................................... $       745        745,414            0.0%
                                                                                  --------------          ------
TOTAL SECURITIES LENDING COLLATERAL..................................                364,745,414            9.2%
                                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,681,070,667)............................................               $4,327,678,624          108.7%
                                                                                  ==============          ======

Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Argentina................... $          1             --   --    $            1
  Brazil......................  362,326,920             --   --       362,326,920
  Chile.......................   54,839,278             --   --        54,839,278
  China.......................      498,628 $  590,030,436   --       590,529,064
  Colombia....................      685,689             --   --           685,689
  Hong Kong...................           --        119,010   --           119,010
  Hungary.....................           --      2,041,100   --         2,041,100
  India.......................      924,778    332,799,218   --       333,723,996
  Indonesia...................    1,923,912    203,030,761   --       204,954,673
  Israel......................           --        339,568   --           339,568
  Macedonia...................           --             --   --                --
  Malaysia....................           --    193,395,801   --       193,395,801
  Mexico......................  143,303,200             --   --       143,303,200
  Philippines.................       25,044     75,276,839   --        75,301,883
  Poland......................      163,265     66,616,758   --        66,780,023
  South Africa................       14,344    303,013,259   --       303,027,603
  South Korea.................    2,789,210    605,956,216   --       608,745,426
  Taiwan......................           --    596,134,287   --       596,134,287
  Thailand....................  216,134,381         99,655   --       216,234,036
  Turkey......................           --    140,872,227   --       140,872,227
Preferred Stocks
  Brazil......................   67,106,109             --   --        67,106,109
  Chile.......................       25,564             --   --            25,564
  Colombia....................       80,301             --   --            80,301
  Hong Kong...................      949,193             --   --           949,193
  Malaysia....................           --         18,806   --            18,806
Rights/Warrants
  China.......................           --        444,778   --           444,778
  Malaysia....................           --         63,284   --            63,284
  Poland......................           --             --   --                --
  South Korea.................           --        106,626   --           106,626
  Thailand....................           --        784,764   --           784,764
Securities Lending Collateral.           --    364,745,414   --       364,745,414
                               ------------ --------------   --    --------------
TOTAL......................... $851,789,817 $3,475,888,807   --    $4,327,678,624
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                          The Japanese   The Asia
                                                             The U.S. Large    The DFA       Small     Pacific Small
                                                               Cap Value    International   Company       Company
                                                                 Series     Value Series*    Series       Series
                                                             -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $460,504, $1,079,372,
 $314,372 and $261,924 of securities on loan,
 respectively)..............................................  $12,837,620    $8,090,741    $2,210,067   $1,134,984
Temporary Cash Investments at Value & Cost..................       37,140            --            --           --
Collateral Received from Securities on Loan at Value & Cost.           --            30           156          227
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      465,392     1,074,000       332,000      283,000
Foreign Currencies at Value.................................           --        17,594         2,254        2,983
Cash........................................................           --         5,476           338        7,537
Receivables:
  Investment Securities Sold................................       39,390         7,780         6,037          520
  Dividends, Interest and Tax Reclaims......................       10,844        34,835        20,683        1,763
  Securities Lending Income.................................          170         3,404           237          321
Unrealized Gain on Foreign Currency Contracts...............           --             3            --            1
Prepaid Expenses and Other Assets...........................           20            11             2            2
                                                              -----------    ----------    ----------   ----------
     Total Assets...........................................   13,390,576     9,233,874     2,571,774    1,431,338
                                                              -----------    ----------    ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      465,392     1,074,030       332,156      283,227
  Investment Securities Purchased...........................       65,772         2,569         1,514        4,976
  Due to Advisor............................................        1,036         1,281           174           92
Accrued Expenses and Other Liabilities......................          511           508           148          119
                                                              -----------    ----------    ----------   ----------
     Total Liabilities......................................      532,711     1,078,388       333,992      288,414
                                                              -----------    ----------    ----------   ----------
NET ASSETS..................................................  $12,857,865    $8,155,486    $2,237,782   $1,142,924
                                                              ===========    ==========    ==========   ==========
Investments at Cost.........................................  $ 8,647,517    $6,939,413    $2,014,168   $1,010,055
                                                              ===========    ==========    ==========   ==========
Foreign Currencies at Cost..................................  $        --    $   17,474    $    2,260   $    2,963
                                                              ===========    ==========    ==========   ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                               The
                                              The United   Continental The Canadian
                                             Kingdom Small    Small       Small                     The Emerging
                                                Company      Company     Company     The Emerging   Markets Small
                                                Series       Series      Series*    Markets Series*  Cap Series*
                                             ------------- ----------- ------------ --------------- -------------
ASSETS:
Investments at Value (including $46,589,
 $542,176, $227,225, $291,960 and
 $417,976 of securities on loan,
 respectively)..............................  $1,652,236   $2,577,714    $665,890     $3,216,667     $3,962,933
Collateral Received from Securities on Loan
 at Value & Cost............................         331          462          21            674            745
Collateral from Securities on Loan Invested
 in Affiliate at Value & Cost...............      49,000      571,000     211,000        254,000        364,000
Foreign Currencies at Value.................       4,171       10,659         698          5,209         10,485
Cash........................................         128        1,208         479         10,713         10,908
Receivables:
  Investment Securities Sold................       3,437        3,596         258            423          3,292
  Dividends, Interest and Tax Reclaims......       9,564        8,890         560          7,169          7,434
  Securities Lending Income.................          29        1,314         269            250          1,436
Unrealized Gain on Foreign Currency
 Contracts..................................          --            5          --              2             --
Prepaid Expenses and Other Assets...........           2            2           1              6              7
                                              ----------   ----------    --------     ----------     ----------
     Total Assets...........................   1,718,898    3,174,850     879,176      3,495,113      4,361,240
                                              ----------   ----------    --------     ----------     ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........      49,331      571,462     211,021        254,674        364,745
  Investment Securities Purchased...........       3,009        7,094         130          3,026         12,421
  Due to Advisor............................         133          206          54            259            530
Unrealized Loss on Foreign Currency
 Contracts..................................          --           --          --             --              2
Accrued Expenses and Other Liabilities......          60          183          76            472            829
                                              ----------   ----------    --------     ----------     ----------
     Total Liabilities......................      52,533      578,945     211,281        258,431        378,527
                                              ----------   ----------    --------     ----------     ----------
NET ASSETS..................................  $1,666,365   $2,595,905    $667,895     $3,236,682     $3,982,713
                                              ==========   ==========    ========     ==========     ==========
Investments at Cost.........................  $1,213,792   $2,331,617    $785,666     $2,018,603     $3,316,325
                                              ==========   ==========    ========     ==========     ==========
Foreign Currencies at Cost..................  $    4,144   $   10,604    $    696     $    5,195     $   10,401
                                              ==========   ==========    ========     ==========     ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                              The Japanese   The Asia
                                                                     The U.S.      The DFA       Small     Pacific Small
                                                                    Large Cap   International   Company       Company
                                                                   Value Series Value Series     Series       Series
                                                                   ------------ ------------- ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $8,987, $2,064
   and $468, respectively)........................................  $  122,006    $121,813      $ 23,598     $ 15,820
  Interest........................................................          27           4            --            1
  Income from Securities Lending..................................       1,009       6,433         1,687        1,992
                                                                    ----------    --------      --------     --------
     Total Investment Income......................................     123,042     128,250        25,285       17,813
                                                                    ----------    --------      --------     --------
Expenses
  Investment Advisory Services Fees...............................       5,788       7,612           947          546
  Accounting & Transfer Agent Fees................................         464         316            85           55
  Custodian Fees..................................................          56         596           372          258
  Shareholders' Reports...........................................          22          15             4            2
  Directors'/Trustees' Fees & Expenses............................          46          32             7            4
  Professional Fees...............................................         181         108            23           13
  Other...........................................................          41          51            12            7
                                                                    ----------    --------      --------     --------
     Total Expenses...............................................       6,598       8,730         1,450          885
                                                                    ----------    --------      --------     --------
  Fees Paid Indirectly............................................          --         (10)           (5)          (2)
                                                                    ----------    --------      --------     --------
  Net Expenses....................................................       6,598       8,720         1,445          883
                                                                    ----------    --------      --------     --------
  Net Investment Income (Loss)....................................     116,444     119,530        23,840       16,930
                                                                    ----------    --------      --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold....................................     469,207     125,856        42,871        7,336
    Foreign Currency Transactions*................................          --      (1,511)       (1,367)         167
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................   1,375,405     751,722       392,404       82,603
    Translation of Foreign Currency Denominated Amounts...........          --          80          (399)         (31)
                                                                    ----------    --------      --------     --------
  Net Realized and Unrealized Gain (Loss).........................   1,844,612     876,147       433,509       90,075
                                                                    ----------    --------      --------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.......................................................  $1,961,056    $995,677      $457,349     $107,005
                                                                    ==========    ========      ========     ========

----------
* Net of foreign capital gain taxes withheld of $0, $3, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                    The United     The
                                                     Kingdom   Continental The Canadian              The Emerging
                                                      Small       Small       Small     The Emerging   Markets
                                                     Company     Company     Company      Markets     Small Cap
                                                      Series     Series       Series       Series       Series
                                                    ---------- ----------- ------------ ------------ ------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of
   $109, $3,973, $1,529, $3,717 and $3,007,
   respectively)...................................  $ 23,053   $ 28,183     $  9,200     $ 26,463     $ 26,180
  Interest.........................................        --         48           --           --           --
  Income from Securities Lending...................       190      4,986        1,609        1,948        8,556
                                                     --------   --------     --------     --------     --------
     Total Investment Income.......................    23,243     33,217       10,809       28,411       34,736
                                                     --------   --------     --------     --------     --------
Expenses
  Investment Advisory Services Fees................       780      1,225          342        1,555        3,591
  Accounting & Transfer Agent Fees.................        73        109           38          136          152
  Custodian Fees...................................        66        385          110          938        2,059
  Shareholders' Reports............................         3          5            1            6            6
  Directors'/Trustees' Fees & Expenses.............         6         10            3           13           12
  Professional Fees................................        18         31           10           57           89
  Other............................................        10         14            4           24           21
                                                     --------   --------     --------     --------     --------
     Total Expenses................................       956      1,779          508        2,729        5,930
                                                     --------   --------     --------     --------     --------
  Fees Paid Indirectly.............................        (1)        (1)          (2)         (15)         (23)
                                                     --------   --------     --------     --------     --------
  Net Expenses.....................................       955      1,778          506        2,714        5,907
                                                     --------   --------     --------     --------     --------
  Net Investment Income (Loss).....................    22,288     31,439       10,303       25,697       28,829
                                                     --------   --------     --------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.....................    36,199     39,886        6,848       24,873       64,640
    Futures........................................        --         --           --           --          463
    Foreign Currency Transactions*.................       (19)      (114)         (47)          35         (797)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency......................................   162,873    298,093      (30,719)     132,313      329,068
    Translation of Foreign Currency Denominated
     Amounts.......................................       169         87            8           (2)          46
                                                     --------   --------     --------     --------     --------
  Net Realized and Unrealized Gain (Loss)..........   199,222    337,952      (23,910)     157,219      393,420
                                                     --------   --------     --------     --------     --------
Net Increase (Decrease) in Net Assets Resulting
 from Operations...................................  $221,510   $369,391     $(13,607)    $182,916     $422,249
                                                     ========   ========     ========     ========     ========

----------
* Net of foreign capital gain taxes withheld of $0, $9, $0, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           The U.S. Large Cap Value   The DFA International    The Japanese Small
                                                    Series                Value Series           Company Series
                                           ------------------------  ----------------------  ----------------------
                                           Six Months       Year     Six Months     Year     Six Months     Year
                                              Ended        Ended        Ended      Ended        Ended      Ended
                                            April 30,     Oct. 31,    April 30,   Oct. 31,    April 30,   Oct. 31,
                                              2013          2012        2013        2012        2013        2012
                                           -----------  -----------  ----------- ----------  ----------- ----------
                                           (Unaudited)               (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   116,444  $   212,847  $  119,530  $  260,321  $   23,840  $   35,567
  Net Realized Gain (Loss) on:
    Investment Securities Sold............     469,207      408,690     125,856     133,256      42,871      15,297
    Futures...............................          --           --          --          --          --        (283)
    Foreign Currency Transactions*........          --           --      (1,511)     (1,249)     (1,367)        593
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................   1,375,405    1,049,282     751,722    (157,327)    392,404     (47,991)
    Translation of Foreign Currency
     Denominated Amounts..................          --           --          80        (266)       (399)        (76)
                                           -----------  -----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................   1,961,056    1,670,819     995,677     234,735     457,349       3,107
                                           -----------  -----------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................     577,674      505,769     277,763     699,069     180,383     385,924
  Withdrawals.............................    (270,017)    (922,543)   (356,203)   (651,462)    (86,681)   (205,115)
                                           -----------  -----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............     307,657     (416,774)    (78,440)     47,607      93,702     180,809
                                           -----------  -----------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................   2,268,713    1,254,045     917,237     282,342     551,051     183,916
Net Assets
  Beginning of Period.....................  10,589,152    9,335,107   7,238,249   6,955,907   1,686,731   1,502,815
                                           -----------  -----------  ----------  ----------  ----------  ----------
  End of Period........................... $12,857,865  $10,589,152  $8,155,486  $7,238,249  $2,237,782  $1,686,731
                                           ===========  ===========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $3, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           The Asia Pacific Small  The United Kingdom Small  The Continental Small
                                               Company Series          Company Series           Company Series
                                           ----------------------  ----------------------   ----------------------
                                           Six Months     Year     Six Months      Year     Six Months     Year
                                              Ended      Ended        Ended       Ended        Ended      Ended
                                            April 30,   Oct. 31,    April 30,    Oct. 31,    April 30,   Oct. 31,
                                              2013        2012        2013         2012        2013        2012
                                           ----------- ----------  -----------  ----------  ----------- ----------
                                           (Unaudited)             (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   16,930  $   39,082  $   22,288   $   41,958  $   31,439  $   62,863
  Net Realized Gain (Loss) on:
    Investment Securities Sold............      7,336      27,956      36,199      (16,423)     39,886      (4,064)
    Futures...............................         --        (140)         --          236          --          69
    Foreign Currency Transactions*........        167        (236)        (19)         339        (114)       (359)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................     82,603       3,183     162,873      247,250     298,093         694
    Translation of Foreign Currency
     Denominated Amounts..................        (31)        (94)        169          (35)         87        (285)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    107,005      69,751     221,510      273,325     369,391      58,918
                                           ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................     91,761     161,440      13,691       92,609      42,912     260,944
  Withdrawals.............................    (59,702)   (134,065)    (33,674)     (34,941)    (61,577)    (76,446)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............     32,059      27,375     (19,983)      57,668     (18,665)    184,498
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    139,064      97,126     201,527      330,993     350,726     243,416
Net Assets
  Beginning of Period.....................  1,003,860     906,734   1,464,838    1,133,845   2,245,179   2,001,763
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Period........................... $1,142,924  $1,003,860  $1,666,365   $1,464,838  $2,595,905  $2,245,179
                                           ==========  ==========  ==========   ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $9 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                            The Canadian Small        The Emerging        The Emerging Markets
                                              Company Series         Markets Series         Small Cap Series
                                           --------------------  ----------------------  ----------------------
                                           Six Months    Year    Six Months     Year     Six Months     Year
                                              Ended     Ended       Ended      Ended        Ended      Ended
                                            April 30,  Oct. 31,   April 30,   Oct. 31,    April 30,   Oct. 31,
                                              2013       2012       2013        2012        2013        2012
                                           ----------- --------  ----------- ----------  ----------- ----------
                                           (Unaudited)           (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............  $ 10,303   $ 16,111  $   25,697  $   67,879  $   28,829  $   58,512
  Net Realized Gain (Loss) on:
    Investment Securities Sold............     6,848     26,982      24,873      34,169      64,640     106,663
    Futures...............................        --         --          --          --         463        (389)
    Foreign Currency Transactions*........       (47)       111          35        (571)       (797)     (1,553)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................   (30,719)   (63,323)    132,313      24,259     329,068       6,038
    Translation of Foreign Currency
     Denominated Amounts..................         8         (7)         (2)         20          46         (15)
                                            --------   --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................   (13,607)   (20,126)    182,916     125,756     422,249     169,256
                                            --------   --------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    22,416     11,500     300,335     523,537     707,773   1,002,685
  Withdrawals.............................   (30,000)   (38,550)   (159,876)   (175,967)   (100,659)    (93,517)
                                            --------   --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    (7,584)   (27,050)    140,459     347,570     607,114     909,168
                                            --------   --------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................   (21,191)   (47,176)    323,375     473,326   1,029,363   1,078,424
Net Assets
  Beginning of Period.....................   689,086    736,262   2,913,307   2,439,981   2,953,350   1,874,926
                                            --------   --------  ----------  ----------  ----------  ----------
  End of Period...........................  $667,895   $689,086  $3,236,682  $2,913,307  $3,982,713  $2,953,350
                                            ========   ========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $13, $1 and $87, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                              The U.S. Large Cap Value Series@
                               ----------------------------------------------------------------------------------------------
                                                                                                    Period
                                 Six Months        Year        Year        Year        Year        Dec. 1,          Year
                                    Ended         Ended       Ended       Ended       Ended        2007 to         Ended
                                  April 30,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,
                                    2013           2012        2011        2010        2009          2008           2007
                               ----------------------------------------------------------------------------------------------
                                 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------
Total Return..................       18.48%(C)       18.31%       5.69%      19.96%      11.90%     (36.53)%(C)       (0.32)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $12,857,865     $10,589,152  $9,335,107  $8,816,400  $7,508,400  $6,739,363      $10,159,322
Ratio of Expenses to Average
 Net Assets...................        0.11%(B)        0.12%       0.12%       0.12%       0.13%       0.11%(B)         0.11%
Ratio of Net Investment
 Income to Average Net Assets.        2.03%(B)        2.15%       1.79%       2.02%       2.42%       1.97%(B)         1.44%
Portfolio Turnover Rate.......           9%(C)          10%         14%         28%         29%         19%(C)            9%
-----------------------------------------------------------------------------------------------------------------------------

                                                           The DFA International Value Series@
                               -------------------------------------------------------------------------------------------
                                                                                                   Period
                                Six Months       Year         Year        Year        Year        Dec. 1,         Year
                                   Ended        Ended        Ended       Ended       Ended        2007 to        Ended
                                 April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                   2013          2012         2011        2010        2009          2008          2007
                               -------------------------------------------------------------------------------------------
                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------
Total Return..................      14.00%(C)       3.17%      (8.04)%      11.13%      35.41%     (47.87)%(C)      17.32%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $8,155,486     $7,238,249  $6,955,907   $6,919,633  $6,191,964  $4,700,337      $9,638,721
Ratio of Expenses to Average
 Net Assets...................       0.23%(B)       0.24%       0.23%        0.24%       0.24%       0.23%(B)        0.23%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly).............       0.23%(B)       0.24%       0.23%        0.24%       0.24%       0.23%(B)        0.23%
Ratio of Net Investment
 Income to Average Net Assets.       3.16%(B)       3.75%       3.47%        2.55%       3.22%       4.15%(B)        3.04%
Portfolio Turnover Rate.......          7%(C)         14%          9%          20%         18%         16%(C)          16%
--------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes. @ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                            The Japanese Small Company Series
                               -------------------------------------------------------------------------------------------
                                                                                                  Period
                                Six Months       Year        Year        Year        Year        Dec. 1,          Year
                                   Ended        Ended       Ended       Ended       Ended        2007 to         Ended
                                 April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,
                                   2013          2012        2011        2010        2009          2008           2007
                               -------------------------------------------------------------------------------------------
                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------
Total Return..................      26.12%(C)       0.54%      10.07%       0.72%      22.69%     (26.87)%(C)      (1.16)%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $2,237,782     $1,686,731  $1,502,815  $1,211,600  $1,183,036  $1,062,964      $1,504,821
Ratio of Expenses to Average
 Net Assets...................       0.15%(B)       0.15%       0.14%       0.14%       0.15%       0.13%(B)        0.13%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly).............       0.15%(B)       0.15%       0.14%       0.14%       0.15%       0.13%(B)        0.13%
Ratio of Net Investment
 Income to Average Net Assets.       2.54%(B)       2.17%       2.07%       1.95%       2.15%       2.64%(B)        1.94%
Portfolio Turnover Rate.......         10%(C)          7%          5%         10%          7%         10%(C)           9%
--------------------------------------------------------------------------------------------------------------------------

                                                      The Asia Pacific Small Company Series
                               -----------------------------------------------------------------------------------
                                                                                            Period
                                Six Months       Year        Year      Year      Year      Dec. 1,        Year
                                   Ended        Ended       Ended     Ended     Ended      2007 to       Ended
                                 April 30,     Oct. 31,    Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,     Nov. 30,
                                   2013          2012        2011      2010      2009        2008         2007
                               -----------------------------------------------------------------------------------
                                (Unaudited)
------------------------------------------------------------------------------------------------------------------
Total Return..................      10.68%(C)       7.48%    (5.15)%    28.91%    84.98%   (57.75)%(C)      47.23%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $1,142,924     $1,003,860  $906,734   $935,138  $680,997  $441,237      $1,205,154
Ratio of Expenses to Average
 Net Assets...................       0.16%(B)       0.16%     0.16%      0.17%     0.18%     0.15%(B)        0.15%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly).............       0.16%(B)       0.16%     0.16%      0.17%     0.18%     0.15%(B)        0.15%
Ratio of Net Investment
 Income to Average Net Assets.       3.13%(B)       4.26%     3.78%      3.64%     4.00%     4.33%(B)        3.58%
Portfolio Turnover Rate.......          7%(C)         18%       17%        18%       23%       20%(C)          25%
------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                      The United Kingdom Small Company Series
                               --------------------------------------------------------------------------------------
                                                                                               Period
                                Six Months       Year        Year        Year       Year      Dec. 1,        Year
                                   Ended        Ended       Ended       Ended      Ended      2007 to       Ended
                                 April 30,     Oct. 31,    Oct. 31,    Oct. 31,   Oct. 31,    Oct. 31,     Nov. 30,
                                   2013          2012        2011        2010       2009        2008         2007
                               --------------------------------------------------------------------------------------
                                (Unaudited)
---------------------------------------------------------------------------------------------------------------------
Total Return..................      15.19%(C)      23.41%       0.20%      25.94%    43.51%   (50.77)%(C)       2.42%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $1,666,365     $1,464,838  $1,133,845  $1,036,694  $770,472  $555,390      $1,158,580
Ratio of Expenses to Average
 Net Assets...................       0.12%(B)       0.13%       0.13%       0.13%     0.14%     0.12%(B)        0.12%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly).............       0.12%(B)       0.13%       0.13%       0.13%     0.14%     0.12%(B)        0.12%
Ratio of Net Investment
 Income to Average Net Assets.       2.88%(B)       3.37%       3.76%       2.86%     4.02%     3.79%(B)        2.72%
Portfolio Turnover Rate.......          7%(C)          6%          7%         15%       10%       25%(C)          12%
---------------------------------------------------------------------------------------------------------------------

                                                          The Continental Small Company Series
                               -------------------------------------------------------------------------------------------
                                                                                                   Period
                                Six Months       Year         Year        Year        Year        Dec. 1,         Year
                                   Ended        Ended        Ended       Ended       Ended        2007 to        Ended
                                 April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                   2013          2012         2011        2010        2009          2008          2007
                               -------------------------------------------------------------------------------------------
                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------
Total Return..................      16.53%(C)       2.29%     (10.75)%      15.37%      43.78%     (49.66)%(C)      17.49%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $2,595,905     $2,245,179  $2,001,763   $2,072,484  $1,630,892  $1,111,585      $2,256,122
Ratio of Expenses to Average
 Net Assets...................       0.15%(B)       0.16%       0.15%        0.15%       0.16%       0.14%(B)        0.14%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly).............       0.15%(B)       0.16%       0.15%        0.15%       0.16%       0.14%(B)        0.14%
Ratio of Net Investment
 Income to Average Net Assets.       2.59%(B)       3.15%       2.72%        2.24%       2.93%       3.49%(B)        2.16%
Portfolio Turnover Rate.......          7%(C)          9%         10%          12%          7%         18%(C)          12%
--------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                         The Canadian Small Company Series
                               --------------------------------------------------------------------------------------
                                                                                          Period         Period
                                Six Months       Year      Year      Year      Year      Dec. 1,        April 2,
                                   Ended        Ended     Ended     Ended     Ended      2007 to       2007(a) to
                                 April 30,     Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,       Nov. 30,
                                   2013          2012      2011      2010      2009        2008           2007
                               --------------------------------------------------------------------------------------
                                (Unaudited)
---------------------------------------------------------------------------------------------------------------------
Total Return..................     (1.93)%(C)    (2.51)%     0.27%    43.17%    61.67%   (56.44)%(C)     10.20%(C)
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)..................  $667,895      $689,086   $736,262  $663,722  $365,181  $232,873       $213,529
Ratio of Expenses to Average
 Net Assets...................      0.15%(B)      0.15%      0.14%     0.15%     0.17%     0.18%(B)       0.26%(B)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly).............      0.15%(B)      0.15%      0.14%     0.15%     0.17%     0.18%(B)       0.26%(B)(E)
Ratio of Net Investment
 Income to Average Net Assets.      3.04%(B)      2.29%      1.72%     1.05%     1.37%     0.97%(B)       0.47%(B)(E)
Portfolio Turnover Rate.......        11%(C)        22%        24%       10%       23%       21%(C)          6%(C)
---------------------------------------------------------------------------------------------------------------------

                                                               The Emerging Markets Series
                               -------------------------------------------------------------------------------------------
                                                                                                   Period
                                Six Months       Year         Year        Year        Year        Dec. 1,         Year
                                   Ended        Ended        Ended       Ended       Ended        2007 to        Ended
                                 April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                   2013          2012         2011        2010        2009          2008          2007
                               -------------------------------------------------------------------------------------------
                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------
Total Return..................       6.26%(C)       4.55%      (6.44)%      27.04%      53.99%     (48.15)%(C)      42.62%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $3,236,682     $2,913,307  $2,439,981   $2,529,493  $2,109,316  $1,624,524      $3,707,790
Ratio of Expenses to Average
 Net Assets...................       0.18%(B)       0.20%       0.20%        0.19%       0.20%       0.18%(B)        0.19%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly).............       0.18%(B)       0.20%       0.20%        0.19%       0.20%       0.18%(B)        0.19%
Ratio of Net Investment
 Income to Average Net Assets.       1.67%(B)       2.55%       2.48%        2.18%       2.57%       3.00%(B)        2.52%
Portfolio Turnover Rate.......          2%(C)          5%         16%          12%         14%         19%(C)           7%
--------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                         The Emerging Markets Small Cap Series
                               -----------------------------------------------------------------------------------------
                                                                                                  Period
                                Six Months       Year         Year        Year        Year       Dec. 1,        Year
                                   Ended        Ended        Ended       Ended       Ended       2007 to       Ended
                                 April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Nov. 30,
                                   2013          2012         2011        2010        2009         2008         2007
                               -----------------------------------------------------------------------------------------
                                (Unaudited)
------------------------------------------------------------------------------------------------------------------------
Total Return..................      13.05%(C)       7.19%     (12.94)%      41.96%      92.08%   (56.84)%(C)      43.32%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $3,982,713     $2,953,350  $1,874,926   $1,881,356  $1,167,973  $566,379      $1,525,571
Ratio of Expenses to Average
 Net Assets...................       0.33%(B)       0.36%       0.33%        0.32%       0.33%     0.30%(B)        0.31%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly).............       0.33%(B)       0.36%       0.33%        0.32%       0.33%     0.30%(B)        0.31%
Ratio of Net Investment
 Income to Average Net Assets.       1.62%(B)       2.48%       2.32%        2.16%       2.52%     3.07%(B)        1.94%
Portfolio Turnover Rate.......          4%(C)         13%         18%          15%         13%       19%(C)          16%
------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports.

   Domestic Equity Portfolio        International Equity Portfolios
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

   Effective December 31, 2008 and November 1, 2008, The U.S. Large Cap Value Series and The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective Series is a result of the treatment of a partnership for book purposes. Each Series will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2013, there were no significant transfers between Level 1 and Level 2, and no Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recent quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Trust. For the six months ended April 30, 2013, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2013, expenses reduced were as follows (amounts in thousands):

                                                       Fees Paid
                                                       Indirectly
                                                       ----------
              The DFA International Value Series......    $10
              The Japanese Small Company Series.......      5
              The Asia Pacific Small Company Series...      2
              The United Kingdom Small Company Series.      1
              The Continental Small Company Series....      1
              The Canadian Small Company Series.......      2
              The Emerging Markets Series.............     15
              The Emerging Markets Small Cap Series...     23

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2013, the total related amounts paid by the Trust to the CCO were $28 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $278
                 The DFA International Value Series......  213
                 The Japanese Small Company Series.......   46
                 The Asia Pacific Small Company Series...   23
                 The United Kingdom Small Company Series.   27
                 The Continental Small Company Series....   55
                 The Canadian Small Company Series.......   13
                 The Emerging Markets Series.............   74
                 The Emerging Markets Small Cap Series...   42

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2013, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $1,428,361 $1,029,781
         The DFA International Value Series......    581,405    544,320
         The Japanese Small Company Series.......    285,795    182,218
         The Asia Pacific Small Company Series...    123,409     78,570
         The United Kingdom Small Company Series.    110,235    112,119
         The Continental Small Company Series....    183,602    179,145
         The Canadian Small Company Series.......     73,665     71,826
         The Emerging Markets Series.............    227,043     64,839
         The Emerging Markets Small Cap Series...    778,617    154,697

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                   Net
                                                                                Unrealized
                                          Federal    Unrealized   Unrealized   Appreciation
                                          Tax Cost  Appreciation Depreciation (Depreciation)
                                         ---------- ------------ ------------ --------------
The U.S. Large Cap Value Series......... $9,150,245  $4,325,142   $(135,235)    $4,189,907
The DFA International Value Series......  8,018,298   1,779,021    (632,548)     1,146,473
The Japanese Small Company Series.......  2,353,150     426,844    (237,771)       189,073
The Asia Pacific Small Company Series...  1,320,354     328,760    (230,904)        97,856
The United Kingdom Small Company Series.  1,273,661     564,018    (136,112)       427,906
The Continental Small Company Series....  2,907,663     700,769    (459,256)       241,513
The Canadian Small Company Series.......  1,004,011     101,503    (228,603)      (127,100)
The Emerging Markets Series.............  2,275,995   1,326,980    (131,634)     1,195,346
The Emerging Markets Small Cap Series...  3,704,792   1,014,557    (391,671)       622,886

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposit cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the Series' location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2013 (amounts in thousands):

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

                                                Realized Gain (Loss) on
                                            Derivatives Recognized in Income
                                            --------------------------------
                                                         Equity
                                                       Contracts
                                            --------------------------------
    The Emerging Markets Small Cap Series*.               $463

* As of April 30, 2013, there were no futures contracts outstanding. During the six months ended April 30, 2013, the Series had limited activity in futures contracts.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2013.

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014. There were no borrowings by the Series under this line of credit during the period ended April 30, 2013.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the six months ended April 30, 2013, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

                                         Weighted      Weighted    Number of   Interest Maximum Amount
                                          Average      Average        Days     Expense  Borrowed During
                                       Interest Rate Loan Balance Outstanding* Incurred   the Period
                                       ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.......     0.92%        $7,286         12        $ 2        $19,170
The DFA International Value Series....     0.94%         6,138         27          4         20,182
The Japanese Small Company Series.....     0.91%         1,336         10         --          3,693
The Asia Pacific Small Company Series.     0.91%           614          5         --          2,155
The United Kingdom Small Company
  Series..............................     0.92%           326          2         --            503
The Continental Small Company Series..     0.92%            59          4         --            208
The Emerging Markets Series...........     0.91%         5,831         26          4         31,246
The Emerging Markets Small Cap Series.     0.90%         8,707          2         --         12,916

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2013, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2013.

I. Securities Lending:

   As of April 30, 2013, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, the following Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                     Market Value
                                                     ------------
              The U.S. Large Cap Value Series.......   $ 4,855
              The DFA International Value Series....    58,525
              The Canadian Small Company Series.....    28,586
              The Emerging Markets Series...........    56,655
              The Emerging Markets Small Cap Series.    98,136

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. In-Kind Redemptions:

   In accordance with guidelines described in the Series' registration statement, the Series may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Series recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

For the six months ended April 30, 2013, the Series had no in-kind redemptions.

L. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

M. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            Six Months Ended April 30, 2013
     EXPENSE TABLE
                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/12  04/30/13    Ratio*   Period*
                                    --------- --------- ---------- --------
     -
     Actual Fund Return............ $1,000.00 $1,086.10    0.18%    $0.93
     Hypothetical 5% Annual Return. $1,000.00 $1,023.90    0.18%    $0.90

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on March 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    Dimensional Emerging Markets Value Fund
              Consumer Discretionary.......................   6.3%
              Consumer Staples.............................   5.7%
              Energy.......................................  16.2%
              Financials...................................  34.5%
              Health Care..................................   0.6%
              Industrials..................................  11.6%
              Information Technology.......................   7.1%
              Materials....................................  14.7%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   1.4%
              Utilities....................................   1.9%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)


                                                                                   Percentage
                                                   Shares           Value++      of Net Assets**
                                                   ------           -------      ---------------
COMMON STOCKS -- (91.3%)
BRAZIL -- (8.7%)
    Banco Santander Brasil SA ADR..............   18,012,780    $    133,654,828            0.7%
    BM&FBovespa SA.............................   26,824,074         185,955,220            1.0%
#   Gerdau SA Sponsored ADR....................   12,145,574          95,342,756            0.5%
#   Petroleo Brasileiro SA ADR.................   18,401,141         352,381,850            1.9%
#   Petroleo Brasileiro SA Sponsored ADR.......   20,796,933         415,314,752            2.2%
    Other Securities...........................                      538,973,068            2.9%
                                                                ----------------          ------
TOTAL BRAZIL...................................                    1,721,622,474            9.2%
                                                                ----------------          ------
CHILE -- (1.6%)
    Enersis SA Sponsored ADR...................    5,249,009          99,101,290            0.5%
    Other Securities...........................                      219,401,520            1.2%
                                                                ----------------          ------
TOTAL CHILE....................................                      318,502,810            1.7%
                                                                ----------------          ------
CHINA -- (14.1%)
    Agricultural Bank of China, Ltd. Class H...  255,464,000         122,746,565            0.7%
    Bank of China, Ltd. Class H................  989,630,331         463,675,570            2.5%
    Bank of Communications Co., Ltd. Class H...  110,893,574          88,310,920            0.5%
    China Construction Bank Corp. Class H......  214,422,940         179,967,415            1.0%
#   China Minsheng Banking Corp., Ltd. Class H.   57,085,500          73,292,194            0.4%
#   China Petroleum & Chemical Corp. ADR.......      993,796         109,874,086            0.6%
    China Petroleum & Chemical Corp. Class H...  163,824,289         180,790,542            1.0%
#   China Unicom Hong Kong, Ltd. ADR...........    7,316,862         105,582,319            0.6%
    Other Securities...........................                    1,486,194,031            7.7%
                                                                ----------------          ------
TOTAL CHINA....................................                    2,810,433,642           15.0%
                                                                ----------------          ------
COLOMBIA -- (0.1%)
    Other Securities...........................                       13,678,500            0.1%
                                                                ----------------          ------
CZECH REPUBLIC -- (0.2%)
    Other Securities...........................                       31,695,790            0.2%
                                                                ----------------          ------
HUNGARY -- (0.5%)
#   OTP Bank P.L.C.............................    3,828,061          79,923,314            0.4%
    Other Securities...........................                       15,773,985            0.1%
                                                                ----------------          ------
TOTAL HUNGARY..................................                       95,697,299            0.5%
                                                                ----------------          ------
INDIA -- (6.8%)
#   ICICI Bank, Ltd. Sponsored ADR.............    3,394,535         158,932,128            0.9%
    Reliance Industries, Ltd...................   20,144,977         294,328,521            1.6%
    State Bank of India........................    2,228,831          94,279,659            0.5%
    Other Securities...........................                      807,802,476            4.2%
                                                                ----------------          ------
TOTAL INDIA....................................                    1,355,342,784            7.2%
                                                                ----------------          ------
INDONESIA -- (3.2%)
    Other Securities...........................                      641,870,329            3.4%
                                                                ----------------          ------
ISRAEL -- (0.0%)
    Other Securities...........................                          932,046            0.0%
                                                                ----------------          ------
MALAYSIA -- (3.2%)
    Other Securities...........................                      642,198,061            3.4%
                                                                ----------------          ------
MEXICO -- (7.1%)
    Alfa S.A.B. de C.V. Class A................   51,397,020         119,325,169            0.6%
#*  Cemex S.A.B. de C.V. Sponsored ADR.........   16,663,541         187,464,831            1.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                               Percentage
                                                            Shares           Value++         of Net Assets**
                                                            ------           -------         ---------------
MEXICO -- (Continued)
#   Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................    2,494,369    $    282,836,501               1.5%
    Grupo Financiero Banorte S.A.B. de C.V..............   23,160,991         174,532,887               0.9%
    Other Securities....................................                      637,729,822               3.5%
                                                                         ----------------             ------
TOTAL MEXICO............................................                    1,401,889,210               7.5%
                                                                         ----------------             ------
PHILIPPINES -- (1.3%)
    Other Securities....................................                      256,419,611               1.4%
                                                                         ----------------             ------
POLAND -- (1.4%)
*   Polski Koncern Naftowy Orlen S.A....................    5,924,385          91,988,888               0.5%
    Other Securities....................................                      179,643,567               1.0%
                                                                         ----------------             ------
TOTAL POLAND                                                                  271,632,455               1.5%
                                                                         ----------------             ------
RUSSIA -- (3.8%)
    Gazprom OAO Sponsored ADR...........................   92,768,535         738,805,087               3.9%
    Other Securities....................................                       18,308,553               0.1%
                                                                         ----------------             ------
TOTAL RUSSIA............................................                      757,113,640               4.0%
                                                                         ----------------             ------
SOUTH AFRICA -- (6.4%)
    ABSA Group, Ltd.....................................    5,161,520          85,037,070               0.5%
#   Gold Fields, Ltd. Sponsored ADR.....................   13,638,573         101,743,755               0.6%
    Sanlam, Ltd.........................................   26,831,075         137,665,287               0.7%
    Standard Bank Group, Ltd............................   15,879,866         198,569,484               1.1%
    Other Securities....................................                      758,607,003               4.0%
                                                                         ----------------             ------
TOTAL SOUTH AFRICA......................................                    1,281,622,599               6.9%
                                                                         ----------------             ------
SOUTH KOREA -- (13.7%)
    Hana Financial Group, Inc...........................    4,078,729         130,626,112               0.7%
#   Hyundai Steel Co....................................    1,197,245          83,179,821               0.5%
    KB Financial Group, Inc.............................    2,902,753          94,926,902               0.5%
#   KB Financial Group, Inc. ADR........................    3,182,416         104,383,245               0.6%
#   LG Electronics, Inc.................................    1,776,548         142,395,511               0.8%
#   POSCO...............................................      681,110         195,769,432               1.1%
#   POSCO ADR...........................................    1,626,923         117,122,187               0.6%
    Shinhan Financial Group Co., Ltd....................    5,415,719         187,584,781               1.0%
    SK Holdings Co., Ltd................................      530,249          76,530,829               0.4%
    SK Innovation Co., Ltd..............................      763,318         104,371,936               0.6%
    Other Securities....................................                    1,488,107,381               7.8%
                                                                         ----------------             ------
TOTAL SOUTH KOREA.......................................                    2,724,998,137              14.6%
                                                                         ----------------             ------
TAIWAN -- (13.0%)
    First Financial Holding Co., Ltd....................  114,221,437          70,358,478               0.4%
#   Fubon Financial Holding Co., Ltd....................   83,424,471         119,358,177               0.7%
#*  Innolux Corp........................................  113,184,745          70,870,943               0.4%
    Mega Financial Holding Co., Ltd.....................  124,743,381          96,296,586               0.5%
#   United Microelectronics Corp........................  218,090,681          83,574,149               0.5%
    Yuanta Financial Holding Co., Ltd...................  143,984,654          73,306,738               0.4%
    Other Securities....................................                    2,070,352,183              10.9%
                                                                         ----------------             ------
TOTAL TAIWAN............................................                    2,584,117,254              13.8%
                                                                         ----------------             ------
THAILAND -- (3.4%)
    Bangkok Bank PCL....................................    9,300,200          71,613,124               0.4%
    PTT Global Chemical PCL.............................   31,932,741          79,423,853               0.4%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                          Percentage
                                                                      Shares            Value++         of Net Assets**
                                                                      ------            -------         ---------------
THAILAND -- (Continued)
      PTT PCL.....................................................     8,157,700    $     90,610,228               0.5%
      Other Securities............................................                       426,380,643               2.3%
                                                                                    ----------------             ------
TOTAL THAILAND....................................................                       668,027,848               3.6%
                                                                                    ----------------             ------
TURKEY -- (2.8%)
      KOC Holding A.S.............................................    12,307,828          74,630,627               0.4%
      Turkiye Is Bankasi..........................................    27,763,003         107,387,000               0.6%
      Other Securities............................................                       372,002,517               2.0%
                                                                                    ----------------             ------
TOTAL TURKEY......................................................                       554,020,144               3.0%
                                                                                    ----------------             ------
TOTAL COMMON STOCKS...............................................                    18,131,814,633              97.0%
                                                                                    ----------------             ------

PREFERRED STOCKS -- (2.0%)
BRAZIL -- (1.9%)
      Petroleo Brasileiro SA......................................    18,204,529         181,795,072               1.0%
      Other Securities............................................                       210,809,044               1.1%
                                                                                    ----------------             ------
TOTAL BRAZIL......................................................                       392,604,116               2.1%
                                                                                    ----------------             ------
COLOMBIA -- (0.1%)
      Other Securities............................................                        10,866,863               0.1%
                                                                                    ----------------             ------
HONG KONG -- (0.0%)
      Other Securities............................................                           317,409               0.0%
                                                                                    ----------------             ------
MALAYSIA -- (0.0%)
      Other Securities............................................                             8,781               0.0%
                                                                                    ----------------             ------
TOTAL PREFERRED STOCKS............................................                       403,797,169               2.2%
                                                                                    ----------------             ------

RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
      Other Securities............................................                         1,513,523               0.0%
                                                                                    ----------------             ------
MALAYSIA -- (0.0%)
      Other Securities............................................                            76,397               0.0%
                                                                                    ----------------             ------
POLAND -- (0.0%)
      Other Securities............................................                                --               0.0%
                                                                                    ----------------             ------
THAILAND -- (0.0%)
      Other Securities............................................                           685,167               0.0%
                                                                                    ----------------             ------
TOTAL RIGHTS/WARRANTS.............................................                         2,275,087               0.0%
                                                                                    ----------------             ------

                                                                      Shares/
                                                                       Face
                                                                      Amount            Value+
                                                                      -------           ------
                                                                       (000)
SECURITIES LENDING COLLATERAL -- (6.7%)
(S)@  DFA Short Term Investment Fund..............................   115,211,755       1,333,000,000               7.1%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $169,927 FNMA, rates ranging
       from 3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $173,672) to be repurchased at
       $170,268................................................... $         170             170,267               0.0%
                                                                                    ----------------             ------
TOTAL SECURITIES LENDING COLLATERAL...............................                     1,333,170,267               7.1%
                                                                                    ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $19,190,568,956)........................................                    $ 19,871,057,156             106.3%
                                                                                    ================             ======

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $1,721,622,474              --   --    $ 1,721,622,474
  Chile.......................    318,502,810              --   --        318,502,810
  China.......................    234,132,597 $ 2,576,301,045   --      2,810,433,642
  Colombia....................     13,678,500              --   --         13,678,500
  Czech Republic..............             --      31,695,790   --         31,695,790
  Hungary.....................             --      95,697,299   --         95,697,299
  India.......................    177,946,057   1,177,396,727   --      1,355,342,784
  Indonesia...................      7,281,902     634,588,427   --        641,870,329
  Israel......................         20,321         911,725   --            932,046
  Malaysia....................             --     642,198,061   --        642,198,061
  Mexico......................  1,401,889,210              --   --      1,401,889,210
  Philippines.................             --     256,419,611   --        256,419,611
  Poland......................        544,429     271,088,026   --        271,632,455
  Russia......................        875,172     756,238,468   --        757,113,640
  South Africa................    174,746,377   1,106,876,222   --      1,281,622,599
  South Korea.................    332,607,899   2,392,390,238   --      2,724,998,137
  Taiwan......................     45,216,170   2,538,901,084   --      2,584,117,254
  Thailand....................    668,027,848              --   --        668,027,848
  Turkey......................             --     554,020,144   --        554,020,144
Preferred Stocks
  Brazil......................    392,604,116              --   --        392,604,116
  Colombia....................     10,866,863              --   --         10,866,863
  Hong Kong...................        317,409              --   --            317,409
  Malaysia....................             --           8,781   --              8,781
Rights/Warrants
  China.......................             --       1,513,523   --          1,513,523
  Malaysia....................             --          76,397   --             76,397
  Poland......................             --              --   --                 --
  Thailand....................             --         685,167   --            685,167
Securities Lending Collateral.             --   1,333,170,267   --      1,333,170,267
                               -------------- ---------------   --    ---------------
TOTAL......................... $5,500,880,154 $14,370,177,002   --    $19,871,057,156
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $1,555,098 of securities on loan)*....... $18,537,887
Collateral Received from Securities on Loan at Value & Cost..............         170
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.   1,333,000
Foreign Currencies at Value..............................................      19,113
Cash.....................................................................     129,043
Receivables:
  Investment Securities Sold.............................................         233
  Dividends, Interest and Tax Reclaims...................................      46,296
  Securities Lending Income..............................................       1,942
Unrealized Gain on Foreign Currency Contracts............................          18
Prepaid Expenses and Other Assets........................................          28
                                                                          -----------
     Total Assets........................................................  20,067,730
                                                                          -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................   1,333,170
  Investment Securities Purchased........................................      38,774
  Due to Advisor.........................................................       1,493
Unrealized Loss on Foreign Currency Contracts............................           1
Accrued Expenses and Other Liabilities...................................       2,526
                                                                          -----------
     Total Liabilities...................................................   1,375,964
                                                                          -----------
NET ASSETS............................................................... $18,691,766
                                                                          ===========
Investments at Cost...................................................... $17,857,399
                                                                          ===========
Foreign Currencies at Cost............................................... $    19,052
                                                                          ===========

----------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

  Investment Income
    Dividends (Net of Foreign Taxes Withheld of $11,812).......... $  141,854
    Interest......................................................         10
    Income from Securities Lending................................     15,074
                                                                   ----------
       Total Investment Income....................................    156,938
                                                                   ----------
  Expenses
    Investment Advisory Services Fees.............................      9,007
    Accounting & Transfer Agent Fees..............................        752
    Custodian Fees................................................      5,609
    Shareholders' Reports.........................................         34
    Directors'/Trustees' Fees & Expenses..........................         73
    Professional Fees.............................................        265
    Other.........................................................        155
                                                                   ----------
       Total Expenses.............................................     15,895
                                                                   ----------
    Fees Paid Indirectly..........................................        (41)
                                                                   ----------
    Net Expenses..................................................     15,854
                                                                   ----------
    Net Investment Income (Loss)..................................    141,084
                                                                   ----------
  Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on:..................................
      Investment Securities Sold..................................    381,846
      Foreign Currency Transactions...............................       (938)
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency..................    925,302
      Translation of Foreign Currency Denominated Amounts.........         75
                                                                   ----------
    Net Realized and Unrealized Gain (Loss).......................  1,306,285
                                                                   ----------
  Net Increase (Decrease) in Net Assets Resulting from Operations. $1,447,369
                                                                   ==========

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                             Six Months       Year
                                                                                Ended        Ended
                                                                              April 30,     Oct. 31,
                                                                                2013          2012
                                                                             -----------  -----------
                                                                             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).............................................. $   141,084  $   375,228
  Net Realized Gain (Loss) on:
    Investment Securities Sold..............................................     381,846      398,744
    Futures.................................................................          --       (1,269)
    Foreign Currency Transactions*..........................................        (938)      (4,761)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................     925,302     (574,018)
    Translation of Foreign Currency Denominated Amounts.....................          75         (185)
                                                                             -----------  -----------
       Net Increase (Decrease) in Net Assets Resulting from Operations......   1,447,369      193,739
                                                                             -----------  -----------
Transactions in Interest:
  Contributions.............................................................   1,168,731    3,560,477
  Withdrawals...............................................................    (808,656)    (873,473)
                                                                             -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..................     360,075    2,687,004
                                                                             -----------  -----------
     Total Increase (Decrease) in Net Assets................................   1,807,444    2,880,743
Net Assets
  Beginning of Period.......................................................  16,884,322   14,003,579
                                                                             -----------  -----------
  End of Period............................................................. $18,691,766  $16,884,322
                                                                             ===========  ===========

----------
* Net of foreign capital gain taxes withheld of $0 and $314, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND@

                             FINANCIAL HIGHLIGHTS


                                                                       Dimensional Emerging Markets Value Fund
                                           -----------------------------------------------------------------------------------
                                                                                                                   Period
                                             Six Months        Year         Year          Year        Year        Dec. 1,
                                                Ended         Ended        Ended         Ended       Ended        2007 to
                                              April 30,      Oct. 31,     Oct. 31,      Oct. 31,    Oct. 31,      Oct. 31,
                                                2013           2012         2011          2010        2009          2008
                                           -----------------------------------------------------------------------------------
                                             (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
Total Return..............................        8.61%(C)        1.10%      (14.47)%       30.55%      79.39%     (55.47)%(C)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $18,691,766     $16,884,322  $14,003,579   $11,917,955  $7,965,125  $4,048,404
Ratio of Expenses to Average Net Assets...        0.18%(B)        0.20%        0.20%         0.19%       0.21%       0.19%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........        0.18%(B)        0.20%        0.20%         0.19%       0.21%       0.19%(B)
Ratio of Net Investment Income to Average
 Net Assets...............................        1.58%(B)        2.43%        2.29%         1.81%       2.17%       3.19%(B)
Portfolio Turnover Rate...................           5%(C)           8%           5%           15%         20%         14%(C)
-------------------------------------------------------------------------------------------------------------------------------

                                           ------------

                                              Year
                                             Ended
                                            Nov. 30,
                                              2007
                                           ------------

------------------------------------------------------
Total Return..............................      51.59%
------------------------------------------------------
Net Assets, End of Period (thousands)..... $8,188,710
Ratio of Expenses to Average Net Assets...       0.19%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........       0.19%
Ratio of Net Investment Income to Average
 Net Assets...............................       2.50%
Portfolio Turnover Rate...................         14%
------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes. @ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under Internal Revenue Code (the "IRC") (S)368(a)(1)(F).

   Effective November 1, 2009, the Fund, a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the Fund is a result of the treatment of a partnership for book purposes. The Fund will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Fund from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2013, there were no significant transfers between Level 1 and Level 2, and no Level 3 investments held by the Fund.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging

Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2013, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $285 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Fund. For the six months ended April 30, 2013, the Fund's investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Earned Income Credit:

   In addition, the Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2013, expenses reduced were $41 (amount in thousands).

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2013, the total related amounts paid by the Fund to the CCO were $14 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the six months ended April 30, 2013, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                   Purchases   Sales
                                                   ---------- --------
          Dimensional Emerging Markets Value Fund. $1,355,988 $938,224

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   No provision for federal income taxes is required since the Fund is treated as partnership for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                    Net
                                                                                 Unrealized
                                          Federal     Unrealized   Unrealized   Appreciation
                                          Tax Cost   Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund. $19,244,327  $3,584,802  $(2,958,072)    $626,730

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

G. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit. There were no borrowings by the Fund under this line of credit during the six months ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014. There were no borrowings by the Fund under this line of credit during the period ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the six months ended April 30, 2013, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average      Average        Days     Expense  Borrowed During
                                    Interest Rate Loan Balance Outstanding* Incurred   The Period
                                    ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value
  Fund.............................     0.86%       $36,348         19        $17        $86,942

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2013, that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under this line of credit as of April 30, 2013.

H. Securities Lending:

   As of April 30, 2013, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $336,338 (in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. In-Kind Redemptions:

   In accordance with guidelines described in the Fund's registration statement, the Fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   For the six months ended April 30, 2013, the Fund had no in-kind redemptions.

K. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 14, 2012 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

 [LOGO]                                                        DFA043013-001S

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a)The Registrant's schedule of investments is provided below.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULE OF INVESTMENTS
-----------------------

Investment Abbreviations
   ADR      American Depository Receipt
   FNMA     Federal National Mortgage Association
   GDR      Global Depository Receipt
   NVDR     Non-Voting Depository Receipt
   P.L.C.   Public Limited Company

Investment Footnotes
   +     See Security Valuation Note within the Notes to Schedule of
         Investments.
   ++ Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedule of Investments.
   *     Non-Income Producing Securities.
   #     Total or Partial Securities on Loan.
   @     Security purchased with cash proceeds from securities on loan.
   --    Amounts designated as -- are either zero or rounded to zero.
   (S)   Affiliated Fund.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2013
                                  (UNAUDITED)

                                                                        SHARES     VALUE++
                                                                      ---------- ------------
COMMON STOCKS -- (91.3%)
BRAZIL -- (8.7%)
   Banco Alfa de Investimento SA.....................................     86,000 $    272,948
   Banco do Brasil SA................................................  4,227,864   53,314,511
   Banco Santander Brasil SA.........................................  1,701,517   12,501,462
   Banco Santander Brasil SA ADR..................................... 18,012,780  133,654,828
   Bematech SA.......................................................    655,700    2,638,203
  *BHG SA--Brazil Hospitality Group..................................    258,114    2,234,429
   BM&FBovespa SA.................................................... 26,824,074  185,955,220
   BR Malls Participacoes SA.........................................    779,797    9,202,053
  *BrasilAgro--Co. Brasileira de Propriedades Agricolas..............     31,800      159,099
  #Braskem SA Sponsored ADR..........................................    625,703   11,043,658
   Brookfield Incorporacoes SA.......................................  8,970,058    9,863,365
  *CCX Carvao da Colombia SA.........................................    198,100      387,140
   Cia Providencia Industria e Comercio SA...........................    359,200    1,587,069
   CR2 Empreendimentos Imobiliarios SA...............................     99,200      200,309
   Cremer SA.........................................................    244,070    1,559,023
   Eternit SA........................................................    294,701    1,406,670
   Even Construtora e Incorporadora SA...............................  4,862,748   22,773,434
  *Fertilizantes Heringer SA.........................................    260,400    1,504,548
  *Fibria Celulose SA................................................  1,881,464   20,011,273
 #*Fibria Celulose SA Sponsored ADR..................................  4,089,820   43,720,176
   Forjas Taurus SA..................................................    224,056      313,561
  *Gafisa SA.........................................................  5,930,378   11,826,669
 #*Gafisa SA ADR.....................................................  3,374,767   13,397,825
  *General Shopping Brasil SA........................................    203,430    1,250,625
   Gerdau SA.........................................................  1,928,388   13,194,868
  #Gerdau SA Sponsored ADR........................................... 12,145,574   95,342,756
   Grendene SA.......................................................    630,304    7,182,772
  *Hypermarcas SA....................................................  3,903,346   31,176,043
  *IdeiasNet SA......................................................    445,049      413,740
  *Industrias Romi SA................................................    630,800    1,702,521
  *Inepar SA Industria e Construcoes.................................     26,528       22,143
   JBS SA............................................................ 17,008,240   53,640,882
   JHSF Participacoes SA.............................................    875,027    3,188,278
   Kepler Weber SA...................................................    102,569      735,657
  *Log-in Logistica Intermodal SA....................................    803,100    3,692,875
   Magnesita Refratarios SA..........................................  3,143,166   11,295,446
  *Marfrig Alimentos SA..............................................  5,057,848   17,215,517
  *Metalfrio Solutions SA............................................     78,100      142,089
  *MMX Mineracao e Metalicos SA......................................  1,718,796    2,018,828
   MRV Engenharia e Participacoes SA.................................  1,137,428    4,894,792
  *OSX Brasil SA.....................................................    340,712      522,797
  *Paranapanema SA...................................................  4,323,343   12,511,386
   PDG Realty SA Empreendimentos e Participacoes..................... 27,534,219   31,102,004
   Petroleo Brasileiro SA............................................  5,276,835   50,506,755
  #Petroleo Brasileiro SA ADR........................................ 18,401,141  352,381,850
  #Petroleo Brasileiro SA Sponsored ADR.............................. 20,796,933  415,314,752
   Plascar Participacoes Industriais SA..............................    637,955      137,109
  *Positivo Informatica SA...........................................    666,226    1,531,745
   Profarma Distribuidora de Produtos Farmaceuticos SA...............    234,925    2,576,161
   Rodobens Negocios Imobiliarios SA.................................    339,816    2,488,219
   Rossi Residencial SA.............................................. 10,841,395   18,260,903

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                         SHARES        VALUE++
                                                                      ------------- --------------
BRAZIL -- (Continued)
   Sao Carlos Empreendimentos e Participacoes SA.....................        68,000 $    1,577,348
   Sao Martinho SA...................................................       565,163      7,948,863
   SLC Agricola SA...................................................       899,691      7,932,300
  *Springs Global Participacoes SA...................................     1,522,699      2,762,663
   Sul America SA....................................................       556,590      4,158,951
   Tecnisa SA........................................................       861,104      3,864,908
   Tereos Internacional SA...........................................       509,672        822,812
   TPI--Triunfo Participacoes e Investimentos SA.....................       228,700      1,301,958
   Trisul SA.........................................................        95,461        205,164
  *Usinas Siderurgicas de Minas Gerais SA............................     2,197,000     11,046,767
  *Vanguarda Agro SA.................................................    23,334,836      4,431,957
   Via Varejo SA.....................................................        42,731        533,937
  *Viver Incorporadora e Construtora SA..............................     3,433,092      1,063,860
                                                                                    --------------
TOTAL BRAZIL.........................................................                1,721,622,474
                                                                                    --------------
CHILE -- (1.6%)......................................................
   Banco de Credito e Inversiones....................................           911         65,378
  *Cementos BIO BIO SA...............................................       665,307        897,059
   Cencosud SA.......................................................       805,770      4,550,432
   Cia General de Electricidad SA....................................     1,184,945      7,170,811
  *Cia Pesquera Camanchaca SA........................................        10,000            626
  *Cia Sud Americana de Vapores SA...................................    50,773,323      4,528,038
   Cintac SA.........................................................       155,202         69,206
   Corpbanca SA...................................................... 1,141,490,366     15,633,534
   Cristalerias de Chile SA..........................................       264,624      2,719,567
   Cruz Blanca Salud SA..............................................        26,676         30,587
   CTI Cia Tecno Industrial SA.......................................       488,163         32,848
  #Embotelladora Andina SA Class A ADR...............................        19,478        615,310
   Empresas CMPC SA..................................................    18,480,393     68,278,763
   Empresas COPEC SA.................................................     2,349,354     33,672,660
   Empresas Hites SA.................................................     1,167,266      1,065,770
   Empresas Iansa SA.................................................    49,008,058      3,226,966
   Enersis SA........................................................    65,132,527     24,548,303
   Enersis SA Sponsored ADR..........................................     5,249,009     99,101,290
   Gasco SA..........................................................       159,015      1,603,825
   Grupo Security SA.................................................       983,876        394,846
   Inversiones Aguas Metropolitanas SA...............................     5,988,339     12,714,174
   Latam Airlines Group SA...........................................        35,986        743,476
  #Latam Airlines Group SA Sponsored ADR.............................        36,293        751,265
   Madeco SA.........................................................    64,223,012      2,498,281
   Masisa SA.........................................................    37,152,936      3,392,242
   Minera Valparaiso SA..............................................         1,927         65,304
   Parque Arauco SA..................................................       167,834        434,027
   PAZ Corp. SA......................................................     1,839,510      1,236,255
   Ripley Corp. SA...................................................    11,731,574     12,206,118
   Salfacorp SA......................................................     1,284,664      2,400,476
  *Sociedad Matriz SAAM SA...........................................    51,571,533      5,913,288
   Sociedad Quimica y Minera de Chile SA Class A.....................        31,595      1,613,965
   Socovesa SA.......................................................     5,686,559      2,740,947
   Soquimich Comercial SA............................................       189,354         55,843
   Vina Concha y Toro SA.............................................     1,549,089      3,026,176
   Vina Concha y Toro SA Sponsored ADR...............................         2,846        111,535

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                        SHARES      VALUE++
                                                                      ----------- ------------
CHILE -- (Continued)
   Vina San Pedro Tarapaca SA........................................  57,038,434 $    393,619
                                                                                  ------------
TOTAL CHILE                                                                        318,502,810
                                                                                  ------------
CHINA -- (14.1%)
  #361 Degrees International, Ltd....................................   6,803,000    1,818,190
   Agile Property Holdings, Ltd......................................  17,582,000   22,793,990
   Agricultural Bank of China, Ltd. Class H.......................... 255,464,000  122,746,565
   Air China, Ltd. Class H...........................................   1,580,000    1,282,872
 #*Aluminum Corp. of China, Ltd. ADR.................................     276,693    2,670,087
 #*Aluminum Corp. of China, Ltd. Class H.............................   8,702,000    3,333,112
   AMVIG Holdings, Ltd...............................................   5,605,100    2,167,827
 #*Angang Steel Co., Ltd. Class H....................................  15,187,640    8,961,460
   Anhui Tianda Oil Pipe Co., Ltd....................................   2,847,412      510,108
   Asia Cement China Holdings Corp...................................   7,788,500    4,325,311
   Asian Citrus Holdings, Ltd........................................   6,995,000    2,971,404
 #*Ausnutria Dairy Corp., Ltd........................................     268,000       50,422
  *AVIC International Holding HK, Ltd................................  19,134,285      814,959
  *AVIC International Holdings, Ltd..................................   2,526,000    1,025,304
   Bank of China, Ltd. Class H....................................... 989,630,331  463,675,570
   Bank of Communications Co., Ltd. Class H.......................... 110,893,574   88,310,920
   Baoye Group Co., Ltd. Class H.....................................   2,061,120    1,625,284
   BBMG Corp. Class H................................................   2,013,500    1,624,044
   Beijing Capital International Airport Co., Ltd. Class H...........  24,271,599   16,799,263
   Beijing Capital Land, Ltd. Class H................................  17,229,060    6,306,405
  *Beijing Development HK, Ltd.......................................     586,000      127,023
   Beijing Enterprises Holdings, Ltd.................................   5,620,000   42,038,240
   Beijing Jingkelong Co., Ltd. Class H..............................     457,000      168,013
   Beijing North Star Co., Ltd. Class H..............................   8,382,000    2,087,209
  *Besunyen Holdings Co., Ltd........................................   2,299,000      106,816
   Boer Power Holdings, Ltd..........................................   1,744,000    1,192,498
   BYD Electronic International Co., Ltd.............................  13,059,136    6,890,747
 # C C Land Holdings, Ltd............................................  20,827,286    7,010,297
 #*Carnival Group International Holdings, Ltd........................   1,700,000      104,984
   Central China Real Estate, Ltd....................................   7,932,350    2,717,536
   Changshouhua Food Co., Ltd........................................     856,000      561,191
 #*Chaoda Modern Agriculture Holdings, Ltd...........................  37,445,412    1,872,273
  *Chigo Holding, Ltd................................................  48,856,000    1,388,164
   China Aerospace International Holdings, Ltd.......................  32,830,000    3,517,163
   China Agri-Industries Holdings, Ltd...............................  30,816,500   15,105,202
   China All Access Holdings, Ltd....................................     480,000      148,169
   China Aoyuan Property Group, Ltd..................................  14,941,000    3,432,122
   China Automation Group, Ltd.......................................   6,821,000    1,525,005
   China BlueChemical, Ltd...........................................   3,450,878    2,112,691
 #*China Chengtong Development Group, Ltd............................   4,982,000      178,674
   China CITIC Bank Corp., Ltd. Class H.............................. 113,494,716   64,035,377
   China Coal Energy Co., Ltd. Class H...............................  60,445,000   46,659,951
   China Communications Construction Co., Ltd. Class H...............  65,910,327   63,345,080
   China Communications Services Corp., Ltd. Class H.................  29,797,071   21,790,261
   China Construction Bank Corp. Class H............................. 214,422,940  179,967,415
  *China COSCO Holdings Co., Ltd. Class H............................  37,168,500   15,700,428
   China Dongxiang Group Co..........................................  46,914,127    8,118,109
  *China Energine International Holdings, Ltd........................   7,322,390      330,966

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                              SHARES      VALUE++
                                                            ----------- ------------
CHINA -- (Continued)
   China Everbright, Ltd...................................  12,195,869 $ 19,345,111
  *China Fiber Optic Network System Group, Ltd.............     660,000       96,327
   China Glass Holdings, Ltd...............................   8,960,000    1,216,108
  *China Green Holdings, Ltd...............................   7,842,800    1,090,435
  #China Haidian Holdings, Ltd.............................  22,761,108    2,525,211
  #China High Precision Automation Group, Ltd..............     429,000       67,445
#* China High Speed Transmission Equipment Group Co., Ltd..  17,215,000    8,337,086
#* China Huiyuan Juice Group, Ltd..........................   8,259,483    3,716,008
  *China ITS Holdings Co., Ltd.............................   7,630,000    1,645,582
  #China Lumena New Materials Corp.........................  53,224,000   11,625,358
   China Merchants Holdings International Co., Ltd.........   9,101,424   28,754,426
  #China Metal Recycling Holdings, Ltd.....................   3,259,800    3,961,253
  *China Mining Resources Group, Ltd.......................  30,230,000      233,733
  #China Minsheng Banking Corp., Ltd. Class H..............  57,085,500   73,292,194
  *China Mobile Games & Entertainment Group, Ltd. ADR......      24,079      269,444
   China Molybdenum Co., Ltd. Class H......................   1,593,263      617,691
  #China National Materials Co., Ltd.......................  13,923,000    3,455,101
#* China New Town Development Co., Ltd.....................  19,348,022    1,525,929
   China Nickel Resources Holdings Co., Ltd................   5,532,000      322,010
  *China Oriental Group Co., Ltd...........................      26,000        4,822
  #China Petroleum & Chemical Corp. ADR....................     993,796  109,874,086
   China Petroleum & Chemical Corp. Class H................ 163,824,289  180,790,542
#* China Precious Metal Resources Holdings Co., Ltd........   5,738,000      976,037
#* China Properties Group, Ltd.............................   7,347,000    1,816,620
   China Qinfa Group, Ltd..................................   6,458,000      692,516
  #China Railway Construction Corp., Ltd. Class H..........  29,430,014   29,752,433
  #China Rare Earth Holdings, Ltd..........................  20,507,000    3,205,827
   China Resources Land, Ltd...............................   2,904,107    8,783,407
  #China Rongsheng Heavy Industries Group Holdings, Ltd....  25,007,500    3,616,411
  *China Sandi Holdings, Ltd...............................     259,110       19,700
   China Sanjiang Fine Chemicals Co., Ltd..................     199,000       96,812
   China SCE Property Holdings, Ltd........................   1,331,000      334,576
#* China Shipping Container Lines Co., Ltd. Class H........  56,393,700   13,491,888
  #China Shipping Development Co., Ltd. Class H............  19,327,488    8,293,068
  #China South City Holdings, Ltd..........................  13,892,462    2,383,573
   China Southern Airlines Co., Ltd. Class H...............  17,624,000    9,318,639
   China Starch Holdings, Ltd..............................  18,995,000      519,711
   China Sunshine Paper Holdings Co., Ltd..................     805,500       89,621
   China Taifeng Beddings Holdings, Ltd....................     462,000      116,328
   China Tianyi Holdings, Ltd..............................     756,000       98,659
   China Tontine Wines Group, Ltd..........................   7,118,000      413,629
   China Travel International Inv HK.......................  52,275,631   10,660,520
   China Unicom Hong Kong, Ltd.............................   4,822,000    6,940,325
  #China Unicom Hong Kong, Ltd. ADR........................   7,316,862  105,582,319
   China Vanadium Titano--Magnetite Mining Co., Ltd........  14,828,000    3,541,122
   China WindPower Group, Ltd..............................     360,000       13,932
#* China Yurun Food Group, Ltd.............................  13,285,000    7,926,868
  *China ZhengTong Auto Services Holdings, Ltd.............     197,000      122,013
#* China Zhongwang Holdings, Ltd...........................  20,874,954    6,948,167
  *Chongqing Iron & Steel Co., Ltd. Class H................   6,356,000      920,303
  #Chongqing Machinery & Electric Co., Ltd. Class H........  18,992,000    2,527,918
  #Chongqing Rural Commercial Bank Class H.................     907,000      494,696

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                        SHARES     VALUE++
                                                                      ---------- -----------
CHINA -- (Continued)
   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.........  5,728,000 $ 2,805,035
  #CITIC Pacific, Ltd................................................ 16,793,000  20,405,719
  *CITIC Resources Holdings, Ltd..................................... 42,880,000   5,425,016
   Clear Media, Ltd..................................................    650,000     469,958
 * Coastal Greenland, Ltd............................................  2,202,000     135,605
  #Comba Telecom Systems Holdings, Ltd...............................  4,323,500   1,480,718
 * Comtec Solar Systems Group, Ltd...................................  6,346,000   1,265,219
   Cosco International Holdings, Ltd................................. 10,104,000   4,293,887
   COSCO Pacific, Ltd................................................ 21,118,180  28,055,586
  *Country Garden Holdings Co., Ltd..................................  5,548,203   3,150,527
   CPMC Holdings, Ltd................................................    129,000     101,554
 #*CSPC Pharmaceutical Group, Ltd.................................... 15,098,000   7,296,497
   DaChan Food Asia, Ltd.............................................  3,535,000     446,226
   Dalian Port PDA Co., Ltd. Class H................................. 14,226,000   3,103,234
   DaMing International Holdings, Ltd................................     32,000       5,350
 #*Daqing Dairy Holdings, Ltd........................................  3,316,000          --
   Dawnrays Pharmaceutical Holdings, Ltd.............................    156,000      47,067
 #*Dynasty Fine Wines Group, Ltd.....................................  9,228,600   1,712,491
   Embry Holdings, Ltd...............................................    544,000     291,238
  #Evergrande Real Estate Group, Ltd.................................  5,087,000   2,087,993
   Evergreen International Holdings, Ltd.............................  1,628,000     315,218
   Fantasia Holdings Group Co., Ltd..................................  9,902,515   1,546,615
  #Fosun International, Ltd.......................................... 14,274,244  10,174,330
  #Franshion Properties China, Ltd................................... 44,364,580  15,157,209
  #Fufeng Group, Ltd.................................................  2,658,000     957,417
  #GCL-Poly Energy Holdings, Ltd..................................... 35,208,000   7,154,867
   Global Bio-Chem Technology Group Co., Ltd......................... 35,702,360   3,086,138
  *Global Sweeteners Holdings, Ltd................................... 10,400,350     672,006
  *Glorious Property Holdings, Ltd................................... 41,022,000   6,401,254
  *Goldbond Group Holdings, Ltd......................................  1,830,000      63,707
  #Golden Meditech Holdings, Ltd..................................... 11,909,359   1,397,702
   Goldlion Holdings, Ltd............................................  1,298,000     686,359
 #*GOME Electrical Appliances Holding, Ltd........................... 47,272,000   4,761,258
   Great Wall Technology Co., Ltd. Class H...........................  7,550,035   1,372,536
  *Greentown China Holdings, Ltd.....................................  7,954,591  15,489,448
   Guangshen Railway Co., Ltd. Class H...............................    888,000     448,287
  #Guangshen Railway Co., Ltd. Sponsored ADR.........................    426,392  10,655,536
  #Guangzhou Automobile Group Co., Ltd. Class H...................... 27,145,572  22,374,480
  #Guangzhou R&F Properties Co., Ltd................................. 11,351,914  20,599,538
   Hainan Meilan International Airport Co., Ltd. Class H.............  1,989,000   1,714,334
 #*Hanergy Solar Group, Ltd.......................................... 40,574,000   2,932,868
   Harbin Electric Co., Ltd. Class H................................. 10,673,474   8,218,642
  *Heng Tai Consumables Group, Ltd................................... 74,825,195   1,573,140
  *Hi Sun Technology China, Ltd......................................    423,000      49,292
  #Hidili Industry International Development, Ltd.................... 20,082,000   4,543,956
  #HKC Holdings, Ltd................................................. 39,674,878   1,329,896
  *Hopson Development Holdings, Ltd.................................. 11,228,000  18,852,203
   Hua Han Bio-Pharmaceutical Holdings, Ltd.......................... 18,566,525   6,013,713
  *Huscoke Resources Holdings, Ltd...................................  4,126,000      53,373
   Hutchison Harbour Ring, Ltd.......................................  6,830,000     554,776
   Industrial & Commercial Bank of China, Ltd. Class H............... 71,682,996  50,529,679
   Inspur International, Ltd......................................... 33,726,713   1,305,303

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                        SHARES      VALUE++
                                                                      ----------- -----------
CHINA -- (Continued)
  #Ju Teng International Holdings, Ltd...............................  11,466,249 $ 7,477,781
  *Kai Yuan Holdings, Ltd............................................  64,220,000   1,647,559
 #*Kaisa Group Holdings, Ltd.........................................  21,380,632   6,730,584
  *Kasen International Holdings, Ltd.................................   1,885,000     415,516
   Kingboard Chemical Holdings, Ltd..................................   7,717,371  21,067,103
   Kingboard Laminates Holdings, Ltd.................................   7,016,500   3,150,188
   Kingway Brewery Holdings, Ltd.....................................   3,036,000   1,209,560
   KWG Property Holding, Ltd.........................................  20,557,000  14,214,011
   Lai Fung Holdings, Ltd............................................  53,769,560   1,329,621
   Le Saunda Holdings, Ltd...........................................      82,000      25,490
   Lee & Man Paper Manufacturing, Ltd................................  10,823,000   8,072,980
   Leoch International Technology, Ltd...............................   1,278,000     175,617
 #*Li Ning Co., Ltd..................................................   1,151,000     636,151
   Lijun International Pharmaceutical Holding, Ltd...................   2,166,055     679,948
   Lingbao Gold Co., Ltd. Class H....................................   4,220,000   1,249,631
   LK Technology Holdings, Ltd.......................................     112,500      21,045
  #Lonking Holdings, Ltd.............................................   9,166,000   1,742,198
  *Loudong General Nice Resources China Holdings, Ltd................  21,592,800   1,481,866
 #*Maanshan Iron & Steel Class H.....................................  27,282,000   6,748,445
   Maoye International Holdings, Ltd.................................   7,283,000   1,562,556
 #*Metallurgical Corp. of China, Ltd. Class H........................  23,897,659   4,877,689
   MIN XIN Holdings, Ltd.............................................   1,654,000     912,004
  *Mingyuan Medicare Development Co., Ltd............................   5,840,264     120,711
   Minmetals Land, Ltd...............................................  19,977,205   2,864,792
   Minth Group, Ltd..................................................   3,854,000   6,927,047
  *MMG, Ltd..........................................................   1,424,000     427,105
  *Nan Hai Corp., Ltd................................................  32,700,000     134,978
   New World China Land, Ltd.........................................  25,450,600  11,238,732
   New World Department Store China, Ltd.............................     565,000     291,523
  #Nine Dragons Paper Holdings, Ltd..................................  19,317,000  16,829,997
  #O-Net Communications Group, Ltd...................................   3,619,000     817,704
   Overseas Chinese Town Asia Holdings, Ltd..........................     160,000      82,359
 #*PAX Global Technology, Ltd........................................     135,000      27,828
   PCD Stores Group, Ltd.............................................   4,404,000     664,697
  #Peak Sport Products Co., Ltd......................................  10,288,000   1,846,746
  *PetroAsian Energy Holdings, Ltd...................................  13,966,084     300,749
 #*Poly Property Group Co., Ltd......................................  31,419,488  22,004,573
  *Pou Sheng International Holdings, Ltd.............................   9,813,529     569,752
   Powerlong Real Estate Holdings, Ltd...............................   9,989,000   2,391,658
 #*Prosperity International Holdings HK, Ltd.........................  19,500,000     755,007
   Qingling Motors Co., Ltd. Class H.................................  12,058,000   3,409,904
   Qunxing Paper Holdings Co., Ltd...................................   5,020,071   1,306,662
  *Real Gold Mining, Ltd.............................................   3,137,500     566,033
  #Real Nutriceutical Group, Ltd.....................................  11,046,000   2,940,124
   Regent Manner International Holdings, Ltd.........................     738,000     138,493
  *Renhe Commercial Holdings Co., Ltd................................  45,780,000   2,893,747
  #REXLot Holdings, Ltd..............................................  95,781,150   7,911,259
   Royale Furniture Holdings, Ltd....................................   5,497,007     447,169
   Samson Holding, Ltd...............................................   7,831,452   1,445,476
  *Semiconductor Manufacturing International Corp.................... 173,313,000  12,848,811
  *Semiconductor Manufacturing International Corp. ADR...............   1,331,701   4,847,392
  #Shandong Chenming Paper Holdings, Ltd. Class H....................   4,153,318   1,614,350

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                        SHARES      VALUE++
                                                                      ----------- -----------
CHINA -- (Continued)
   Shanghai Industrial Holdings, Ltd.................................   8,464,918 $26,895,755
 #*Shanghai Industrial Urban Development Group, Ltd..................  15,164,000   3,067,956
   Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H...  17,400,000   2,782,341
   Shanghai Prime Machinery Co., Ltd. Class H........................   8,790,000   1,054,044
  *Shanghai Zendai Property, Ltd.....................................  19,155,000     370,862
   Shengli Oil & Gas Pipe Holdings, Ltd..............................   9,946,500   1,051,027
   Shenzhen International Holdings, Ltd.............................. 110,282,500  14,375,657
   Shenzhen Investment, Ltd..........................................  40,044,234  16,828,754
   Shimao Property Holdings, Ltd.....................................  22,765,535  49,190,659
  *Shougang Concord Century Holdings, Ltd............................   2,814,299     103,696
 #*Shougang Concord International Enterprises Co., Ltd...............  83,508,208   4,323,963
  #Shougang Fushan Resources Group, Ltd..............................  43,564,594  17,047,220
  #Shui On Land, Ltd.................................................  43,500,603  14,422,094
   Sijia Group Co....................................................   1,152,649     203,492
   Silver Grant International........................................  20,310,804   3,280,856
  *SIM Technology Group, Ltd.........................................  16,989,000     648,459
  *Sino Dragon New Energy Holdings, Ltd..............................   1,128,000      18,501
  *Sino Oil And Gas Holdings, Ltd....................................  94,765,000   1,892,101
  *Sino Prosper State Gold Resources Holdings, Ltd...................   2,820,314      65,231
  #Sino-Ocean Land Holdings, Ltd.....................................  43,523,524  28,731,645
   Sinofert Holdings, Ltd............................................  33,002,000   7,167,386
  *Sinolink Worldwide Holdings, Ltd..................................  16,942,508   1,331,976
   SinoMedia Holding, Ltd............................................     121,139      67,400
   Sinopec Kantons Holdings, Ltd.....................................  10,797,010   9,785,924
   Sinotrans Shipping, Ltd...........................................  17,217,916   4,266,477
   Sinotrans, Ltd. Class H...........................................  24,315,000   5,177,203
  #Sinotruk Hong Kong, Ltd...........................................   9,113,335   5,092,498
   SITC International Holdings Co., Ltd..............................      52,000      19,056
   Skyworth Digital Holdings, Ltd....................................  32,027,796  26,497,474
  *SMI Corp., Ltd....................................................  11,728,000     227,965
  #SOHO China, Ltd...................................................  29,586,388  25,565,374
  *Solargiga Energy Holdings, Ltd....................................  10,560,486     504,700
   Sparkle Roll Group, Ltd...........................................     472,000      41,424
 #*SPG Land Holdings, Ltd............................................   3,730,575   1,836,407
 #*SRE Group, Ltd....................................................  41,222,285   1,540,621
   Tak Sing Alliance Holdings, Ltd...................................   3,394,391     513,487
   TCC International Holdings, Ltd...................................  13,997,056   3,997,222
   TCL Communication Technology Holdings, Ltd........................   1,860,000     749,927
   TCL Multimedia Technology Holdings, Ltd...........................   7,974,200   7,235,693
   Texhong Textile Group, Ltd........................................   1,450,000   1,683,638
   Tian An China Investment..........................................   7,019,000   4,953,552
   Tian Shan Development Holdings, Ltd...............................     806,000     236,714
   Tiangong International Co., Ltd...................................  15,623,944   4,418,155
   Tianjin Port Development Holdings, Ltd............................  12,609,657   1,806,653
  #Tianneng Power International, Ltd.................................   2,922,280   1,852,482
  #Tomson Group, Ltd.................................................   2,979,206     803,444
  #TPV Technology, Ltd...............................................  10,594,496   2,744,735
   Travelsky Technology, Ltd. Class H................................  16,861,500  10,737,137
  *Trony Solar Holdings Co., Ltd.....................................   8,775,000     712,390
   Truly International Holdings......................................  18,315,500   9,788,586
  #VODone, Ltd.......................................................  48,158,000   3,605,487
   Wasion Group Holdings, Ltd........................................   5,951,291   3,338,712

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                        SHARES      VALUE++
                                                                      ---------- --------------
CHINA -- (Continued)
  #Weiqiao Textile Co. Class H.......................................  7,549,500 $    4,158,278
   Welling Holding, Ltd..............................................     12,000          2,692
  #West China Cement, Ltd............................................ 27,792,000      4,920,937
  #Winsway Coking Coal Holdings, Ltd.................................    829,000         78,278
   Xiamen International Port Co., Ltd. Class H....................... 15,252,000      2,045,010
   Xingda International Holdings, Ltd................................ 10,726,000      4,113,441
   Xinhua Winshare Publishing and Media Co., Ltd. Class H............  4,837,000      2,738,077
  #Xinjiang Goldwind Science & Technology Co., Ltd. Class H..........  1,354,800        820,029
  #Xinjiang Xinxin Mining Industry Co., Ltd. Class H................. 10,075,000      1,861,747
   Xiwang Sugar Holdings Co., Ltd.................................... 11,548,736      1,014,982
  #XTEP International Holdings.......................................  2,745,500      1,152,112
 #*Yanchang Petroleum International, Ltd............................. 44,770,000      2,601,364
   Yantai North Andre Juice Co. Class H..............................    236,500         94,519
   Yip's Chemical Holdings, Ltd......................................    438,000        477,342
   Youyuan International Holdings, Ltd...............................     85,663         23,716
   Yuexiu Property Co., Ltd.......................................... 75,308,170     22,325,258
  #Yuzhou Properties Co..............................................    910,800        232,139
 #*Zhejiang Glass Co., Ltd. Class H..................................    437,000             --
  *Zhong An Real Estate, Ltd.........................................  4,695,800        691,236
  #Zoomlion Heavy Industry Science and Technology Co., Ltd...........    261,800        263,111
                                                                                 --------------
TOTAL CHINA                                                                       2,810,433,642
                                                                                 --------------
COLOMBIA -- (0.1%)
   Almacenes Exito SA................................................     13,287        217,824
   Banco de Bogota SA................................................      5,185        178,981
   Cementos Argos SA.................................................    364,811      1,629,080
  *Fabricato SA...................................................... 18,582,617        122,181
   Grupo de Inversiones Suramericana SA..............................    436,786      9,213,961
   Grupo Nutresa SA..................................................    168,035      2,316,473
                                                                                 --------------
TOTAL COLOMBIA.......................................................                13,678,500
                                                                                 --------------
CZECH REPUBLIC -- (0.2%)
  #Komercni Banka A.S................................................     25,182      4,821,981
   Pegas Nonwovens SA................................................    147,266      3,903,797
   Telefonica Czech Republic A.S.....................................    723,611     10,468,881
  *Unipetrol A.S.....................................................  1,424,029     12,501,131
                                                                                 --------------
TOTAL CZECH REPUBLIC.................................................                31,695,790
                                                                                 --------------
HUNGARY -- (0.5%)
  *Danubius Hotel and SpA P.L.C......................................    136,180      1,999,671
   EGIS Pharmaceuticals P.L.C........................................     61,293      4,844,073
  *FHB Mortgage Bank P.L.C...........................................      2,790          4,363
  *Fotex Holding SE..................................................    899,183        776,134
   MOL Hungarian Oil and Gas P.L.C...................................     83,141      5,909,764
  #OTP Bank P.L.C....................................................  3,828,061     79,923,314
  *PannErgy..........................................................    119,850        196,978
  *Tisza Chemical Group P.L.C........................................    235,486      2,043,002
                                                                                 --------------
TOTAL HUNGARY........................................................                95,697,299
                                                                                 --------------
INDIA -- (6.8%)
   Aban Offshore, Ltd................................................    238,529      1,429,713

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                        SHARES     VALUE++
                                                                      ---------- -----------
INDIA -- (Continued)
  *ABG Shipyard, Ltd.................................................    260,686 $ 1,556,660
   Adani Enterprises, Ltd............................................  2,052,007   8,307,170
  *Adani Power, Ltd..................................................    635,365     574,378
   Aditya Birla Nuvo, Ltd............................................    550,491  10,739,682
   Ajmera Realty & Infra India, Ltd..................................     13,221      23,999
   Akzo Nobel India, Ltd.............................................     43,362     796,201
   Alembic Pharmaceuticals, Ltd......................................    485,202   1,035,473
  *Alembic, Ltd......................................................     20,134       6,781
   Allahabad Bank....................................................  1,927,170   4,820,390
   Alok Industries, Ltd..............................................  6,859,055   1,252,069
   Amara Raja Batteries, Ltd.........................................     14,826      71,342
   Amtek Auto, Ltd...................................................  1,125,521   1,541,168
   Amtek India, Ltd..................................................    259,411     434,637
   Anant Raj, Ltd....................................................  2,120,058   2,617,515
   Andhra Bank.......................................................  2,193,717   3,737,025
  *Ansal Properties & Infrastructure, Ltd............................     86,487      38,669
   Apollo Hospitals Enterprise, Ltd..................................    105,755   1,631,967
   Apollo Tyres, Ltd.................................................  1,676,970   2,999,149
   Arvind, Ltd.......................................................  3,093,852   4,543,656
   Ashok Leyland, Ltd................................................ 20,147,759   8,708,564
   Asian Hotels East, Ltd............................................      1,050       3,116
   Atul, Ltd.........................................................     11,624      78,965
   Aurobindo Pharma, Ltd.............................................    945,396   3,339,399
   Bajaj Finance, Ltd................................................     95,610   2,197,082
   Bajaj Finserv, Ltd................................................      2,335      32,200
   Bajaj Hindusthan, Ltd.............................................  4,307,376   1,586,744
   Bajaj Holdings and Investment, Ltd................................    366,035   6,042,451
   Ballarpur Industries, Ltd.........................................  4,060,891   1,309,284
   Balmer Lawrie & Co., Ltd..........................................     68,955     860,645
  *Balrampur Chini Mills, Ltd........................................  2,524,982   2,240,692
   Bank of Baroda....................................................    797,959  10,364,045
   Bank of India.....................................................  1,696,673  10,409,724
   Bank Of Maharashtra...............................................  1,502,238   1,616,147
   BEML, Ltd.........................................................    190,772     569,322
   BGR Energy Systems, Ltd...........................................    170,193     612,595
   Bharat Electronics, Ltd...........................................      8,816     191,620
   Bhushan Steel, Ltd. (6288521).....................................  1,047,906   8,849,492
  *Bhushan Steel, Ltd. (B8KHHS3).....................................     69,755     335,342
   Birla Corp., Ltd..................................................    133,010     636,026
   Bombay Burmah Trading Co..........................................      1,746       4,066
   Bombay Dyeing & Manufacturing Co., Ltd............................    974,914   1,558,807
  *Bombay Rayon Fashions, Ltd........................................     50,997     223,178
   Brigade Enterprises, Ltd..........................................     15,894      21,071
   Cairn India, Ltd..................................................  5,595,140  32,445,567
   Canara Bank.......................................................  1,406,261  10,871,050
   Capital First, Ltd................................................    273,553     862,295
   Central Bank Of India.............................................  3,204,753   4,238,614
   Century Textiles & Industries, Ltd................................    377,379   2,013,183
   Chambal Fertilizers & Chemicals, Ltd..............................  1,636,489   1,618,996
   City Union Bank, Ltd. (6313940)...................................  1,156,622   1,175,107
  *City Union Bank, Ltd. (B96FP40)...................................    293,667     228,351
   Claris Lifesciences, Ltd..........................................     89,302     296,704

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                       SHARES     VALUE++
                                                                      --------- -----------
INDIA -- (Continued)
   Coromandel International, Ltd.....................................    44,273 $   159,949
   Corp. Bank........................................................   357,471   2,514,252
   Cox & Kings, Ltd..................................................     8,516      20,295
  *Cranes Software International, Ltd................................   114,443       4,856
   Crompton Greaves, Ltd.............................................    92,035     157,336
   Dalmia Bharat, Ltd................................................   159,852     379,213
  *DB Realty, Ltd.................................................... 1,411,321   1,679,621
   DCM Shriram Consolidated..........................................   234,771     251,593
   Deepak Fertilisers & Petrochemicals Corp., Ltd....................   424,886     845,689
   Dena Bank.........................................................   939,377   1,588,412
  *Development Credit Bank, Ltd...................................... 2,795,239   2,445,780
   Dewan Housing Finance Corp., Ltd..................................   115,020     374,214
   Dishman Pharmaceuticals & Chemicals, Ltd..........................    77,510     100,012
   DLF, Ltd.......................................................... 7,252,543  32,043,826
  *Dredging Corp. Of India, Ltd......................................    66,613     268,120
   Edelweiss Financial Services, Ltd................................. 1,091,035     609,454
   Educomp Solutions, Ltd............................................   861,737   1,037,034
   Eicher Motors, Ltd................................................    29,829   1,646,224
   EID Parry India, Ltd..............................................   831,209   2,355,050
   EIH, Ltd..........................................................   877,249   1,001,958
   Elder Pharmaceuticals, Ltd........................................   136,186     936,948
   Electrosteel Castings, Ltd........................................   834,925     259,600
  *Electrosteel Steels, Ltd..........................................    97,429       8,888
   Era Infra Engineering, Ltd........................................ 1,037,780   2,640,737
   Escorts, Ltd...................................................... 1,272,669   1,356,149
   Ess Dee Aluminium, Ltd............................................    42,453     406,301
  *Essar Oil, Ltd.................................................... 1,456,017   2,066,661
   Essar Ports, Ltd..................................................   682,273   1,128,532
  *Essar Shipping, Ltd...............................................   256,219      92,954
   Essel Propack, Ltd................................................   750,981     488,841
   Federal Bank, Ltd................................................. 1,722,798  14,628,936
  *Federal-Mogul Goetze India, Ltd...................................     3,731      13,729
   Financial Technologies India, Ltd.................................     3,834      56,960
   Finolex Cables, Ltd...............................................   562,944     535,208
   Finolex Industries, Ltd...........................................   695,629   1,352,533
  *Fortis Healthcare, Ltd............................................ 1,308,422   2,445,782
  *Future Ventures India, Ltd........................................   145,968      25,691
   GAIL India, Ltd...................................................   381,180   2,482,860
   Gammon India, Ltd.................................................   420,607     174,245
   Gateway Distriparks, Ltd..........................................   231,605     526,717
   Geodesic, Ltd.....................................................   123,418      21,284
   Gitanjali Gems, Ltd...............................................   874,501   9,988,692
   Graphite India, Ltd...............................................   586,551     847,746
   Grasim Industries, Ltd............................................    15,142     824,270
   Great Eastern Shipping Co., Ltd. (The)............................ 1,018,431   4,106,097
  *GTL Infrastructure, Ltd........................................... 2,771,207     126,624
   Gujarat Alkalies & Chemicals, Ltd.................................   449,629   1,394,052
   Gujarat Fluorochemicals, Ltd......................................   254,828   1,418,343
   Gujarat Narmada Valley Fertilizers & Chemicals, Ltd...............   729,530   1,069,337
   Gujarat NRE Coke, Ltd............................................. 3,594,902   1,145,069
   Gujarat State Fertilisers & Chemicals, Ltd........................ 2,186,080   2,233,745
   Gujarat State Petronet, Ltd....................................... 1,096,969   1,359,008

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                        SHARES     VALUE++
                                                                      ---------- ------------
INDIA -- (Continued)
   Gulf Oil Corp., Ltd...............................................    239,031 $    273,273
   HBL Power Systems, Ltd............................................    256,820       45,308
   HCL Infosystems, Ltd..............................................  1,297,616      941,324
   HEG, Ltd..........................................................    140,383      432,793
  *HeidelbergCement India, Ltd.......................................    714,316      504,896
  *Hexa Tradex, Ltd..................................................    278,757      132,785
   Hexaware Technologies, Ltd........................................     26,718       40,854
   Hindalco Industries, Ltd.......................................... 18,445,975   33,345,355
   Hinduja Global Solutions, Ltd.....................................     63,466      308,772
   Hinduja Ventures, Ltd.............................................     67,133      457,308
  *Hindustan Construction Co., Ltd...................................  6,741,542    1,752,075
  *Hotel Leela Venture, Ltd..........................................  1,587,388      620,191
  *Housing Development & Infrastructure, Ltd.........................  4,919,930    4,850,157
   HSIL, Ltd.........................................................    187,119      369,579
   ICICI Bank, Ltd...................................................    590,476   12,782,409
  #ICICI Bank, Ltd. Sponsored ADR....................................  3,394,535  158,932,128
   IDBI Bank, Ltd....................................................  3,116,338    5,110,341
  *Idea Cellular, Ltd................................................  3,256,861    8,065,515
   IDFC, Ltd.........................................................  6,072,777   17,282,288
   IFCI, Ltd.........................................................  6,602,323    3,657,264
   IL&FS Transportation Networks, Ltd................................     11,106       36,296
   India Cements, Ltd................................................  3,480,306    5,420,006
   India Infoline, Ltd...............................................  2,848,913    3,312,456
  *Indiabulls Housing Finance, Ltd...................................  1,795,884    9,060,256
  *Indiabulls Infrastructure and Power, Ltd.......................... 10,676,958      851,000
  *Indiabulls Real Estate, Ltd.......................................  2,937,281    4,062,508
   Indian Bank.......................................................  1,269,647    4,050,620
   Indian Hotels Co., Ltd............................................  4,281,600    4,563,721
   Indian Overseas Bank..............................................  2,980,762    3,540,091
   Indo Rama Synthetics India........................................     64,442       20,275
   IndusInd Bank, Ltd................................................    173,574    1,505,427
   Infotech Enterprises, Ltd.........................................     26,080       84,700
   ING Vysya Bank, Ltd...............................................    272,963    3,065,257
   Ingersoll-Rand India, Ltd.........................................     30,001      221,704
  *IVRCL, Ltd........................................................  4,406,969    1,584,942
   Jai Corp., Ltd....................................................    971,844    1,153,394
   Jain Irrigation Systems, Ltd......................................    827,415      971,260
   Jaiprakash Associates, Ltd........................................ 19,966,926   27,885,837
   Jammu & Kashmir Bank, Ltd.........................................    286,979    7,386,503
   Jaypee Infratech, Ltd.............................................    624,646      430,461
   JB Chemicals & Pharmaceuticals, Ltd...............................    373,888      539,633
   JBF Industries, Ltd...............................................    182,383      357,863
  *Jet Airways India, Ltd............................................    113,716    1,310,214
   Jindal Poly Films, Ltd............................................    213,703      611,582
   Jindal Saw, Ltd...................................................  2,076,447    3,073,900
  *Jindal South West Holdings, Ltd...................................        364        3,114
  *Jindal Stainless, Ltd.............................................    822,471      899,766
   Jindal Steel & Power, Ltd.........................................    220,218    1,248,960
   JK Cement, Ltd....................................................    132,566      648,205
   JK Lakshmi Cement, Ltd............................................    412,986      752,843
   JM Financial, Ltd.................................................  4,506,097    1,467,994
   JSW Energy, Ltd...................................................  4,983,307    6,043,518

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                       SHARES     VALUE++
                                                                      --------- -----------
INDIA -- (Continued)
  *JSW ISPAT Steel, Ltd.............................................. 4,724,692 $   809,482
   JSW Steel, Ltd.................................................... 1,497,049  19,698,608
   Jubilant Life Sciences, Ltd.......................................   573,610   1,809,899
   Jyothy Laboratories, Ltd..........................................       764       2,490
   Kakinada Fertilizers, Ltd......................................... 2,082,494     433,313
   Kalpataru Power Transmission, Ltd.................................   220,665     328,934
  *Kalyani Investment Co., Ltd.......................................     2,996      17,342
   Karnataka Bank, Ltd............................................... 2,195,065   6,102,087
   Karur Vysya Bank, Ltd.............................................   281,294   2,459,966
   KEC International, Ltd............................................   433,719     433,438
   Kesoram Industries, Ltd...........................................   187,382     365,670
  *Kingfisher Airlines, Ltd..........................................   310,436      41,457
   Kirloskar Brothers, Ltd...........................................     2,141       5,950
   Kirloskar Oil Engines, Ltd........................................   318,856   1,096,551
   KSB Pumps, Ltd....................................................     7,582      29,455
  *KSK Energy Ventures, Ltd..........................................    21,840      19,366
   Lakshmi Vilas Bank, Ltd...........................................   457,710     718,267
   Madras Cements, Ltd...............................................   379,938   1,752,309
  *Mahanagar Telephone Nigam......................................... 2,697,641   1,007,438
 #*Mahanagar Telephone Nigam ADR.....................................   100,249      71,177
   Maharashtra Scooters, Ltd.........................................       519       3,493
   Maharashtra Seamless, Ltd.........................................   194,873     786,712
   Mahindra Lifespace Developers, Ltd................................   143,080   1,115,648
   Man Infraconstruction, Ltd........................................     1,968       5,467
  *Manaksia, Ltd.....................................................    58,953      44,099
   McLeod Russel India, Ltd..........................................   518,734   3,014,340
  *Mercator, Ltd..................................................... 2,088,393     579,353
   Merck, Ltd........................................................    22,680     267,839
   MOIL, Ltd.........................................................     4,675      19,337
   Monnet Ispat & Energy, Ltd........................................   183,497     676,760
   Motilal Oswal Financial Services, Ltd.............................     4,955       7,836
   Mphasis, Ltd......................................................    37,279     257,671
   MRF, Ltd..........................................................    13,173   3,278,760
  *Nagarjuna Oil Refinery, Ltd....................................... 1,596,050     108,230
   Nahar Capital and Financial Services, Ltd.........................     8,332       5,748
   National Aluminium Co., Ltd....................................... 1,594,012   1,033,484
   Nava Bharat Ventures, Ltd.........................................    27,806      84,741
   NCC, Ltd.......................................................... 3,293,955   1,916,368
   NIIT Technologies, Ltd............................................   425,794   2,045,219
   NIIT, Ltd......................................................... 1,238,257     549,057
   Noida Toll Bridge Co., Ltd........................................   336,090     132,406
   OCL India, Ltd....................................................    61,362     172,098
  *OMAXE, Ltd........................................................   801,285   2,359,470
   Opto Circuits India, Ltd..........................................   164,668     178,485
  *Orbit Corp., Ltd..................................................   246,415     114,305
   Orchid Chemicals & Pharmaceuticals, Ltd...........................   609,939     731,562
   Orient Cement Ltd.................................................   567,622     606,868
   Orient Paper & Industries, Ltd....................................   489,439      64,167
   Oriental Bank of Commerce......................................... 1,002,858   5,016,073
  *Oswal Chemicals & Fertilizers.....................................   473,556     168,858
  *Panacea Biotec, Ltd...............................................    23,946      53,452
  *Parsvnath Developers, Ltd......................................... 1,662,316   1,058,880

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                        SHARES     VALUE++
                                                                      ---------- ------------
INDIA -- (Continued)
   Peninsula Land, Ltd...............................................    327,606 $    289,458
   Petronet LNG, Ltd.................................................    733,079    1,907,528
   Piramal Enterprises, Ltd..........................................    742,829    7,712,615
  *Plethico Pharmaceuticals, Ltd.....................................    214,672      950,321
   Polaris Financial Technology, Ltd.................................    641,382    1,292,891
   Polyplex Corp., Ltd...............................................     22,174       64,280
   Power Finance Corp., Ltd..........................................     16,793       60,911
  *Prime Focus, Ltd..................................................     11,527        8,564
   Prism Cement, Ltd.................................................    389,471      332,485
  *PTC India Financial Services, Ltd.................................    450,875      118,715
   PTC India, Ltd....................................................  3,344,525    3,734,474
   Punj Lloyd, Ltd...................................................  3,569,939    3,588,064
   Punjab & Sind Bank................................................    116,252      132,961
   Rain Commodities, Ltd.............................................  1,429,773    1,190,222
   Rajesh Exports, Ltd...............................................    287,502      668,562
   Raymond, Ltd......................................................    355,228    1,918,821
   REI Agro, Ltd.....................................................  4,885,691    1,067,842
  *REI Six Ten Retail, Ltd...........................................    210,102       10,345
   Reliance Capital, Ltd.............................................  1,987,403   12,978,617
   Reliance Communications, Ltd......................................  8,770,202   15,713,044
   Reliance Industries, Ltd.......................................... 20,144,977  294,328,521
   Reliance Industries, Ltd. GDR.....................................    107,000    3,162,242
  *Reliance Power, Ltd............................................... 10,004,850   13,240,001
   Rolta India, Ltd..................................................  1,765,826    1,990,082
   Ruchi Soya Industries, Ltd........................................  1,735,191    2,215,406
   Rural Electrification Corp., Ltd..................................  2,768,400   11,546,856
  *S Kumars Nationwide, Ltd..........................................  2,093,670      264,896
   Sadbhav Engineering, Ltd..........................................      5,084       10,866
   Sesa Goa, Ltd.....................................................  5,868,386   17,517,961
  *Shipping Corp. of India, Ltd......................................  2,189,697    1,739,994
   Shiv-Vani Oil & Gas Exploration Services, Ltd.....................     80,526       64,437
  *Shree Renuka Sugars, Ltd..........................................  7,048,981    3,152,956
   Simplex Infrastructures, Ltd......................................      2,212        4,728
   Sintex Industries, Ltd............................................  3,365,829    2,980,934
   Sobha Developers, Ltd.............................................    489,167    3,789,711
   South Indian Bank, Ltd............................................  9,724,062    4,315,521
   SREI Infrastructure Finance, Ltd..................................  1,470,670      826,425
   SRF, Ltd..........................................................    290,002      915,580
   State Bank of Bikaner & Jaipur....................................     32,697      262,595
   State Bank of India...............................................  2,228,831   94,279,659
   State Bank of India GDR...........................................      5,732      484,894
   Steel Authority of India, Ltd..................................... 10,609,500   12,191,142
  *Sterling Biotech, Ltd.............................................    811,274       90,400
   Sterlite Industries India, Ltd....................................  5,746,256   10,376,557
   Sterlite Industries India, Ltd. ADR...............................  2,573,639   18,607,410
   Sterlite Technologies, Ltd........................................  1,812,956      838,998
   Styrolution ABS India, Ltd........................................     28,114      260,418
   Sundaram Finance, Ltd.............................................      6,602       63,693
   Sundram Fasteners, Ltd............................................     55,097       40,672
  *Suzlon Energy, Ltd................................................ 17,522,279    4,804,234
   Syndicate Bank....................................................  2,298,219    5,150,633
   Tamil Nadu Newsprint & Papers, Ltd................................     58,711      104,587

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                         SHARES        VALUE++
                                                                      ------------- --------------
INDIA -- (Continued)
   Tata Chemicals, Ltd...............................................     1,167,355 $    7,095,113
   Tata Communications, Ltd..........................................       784,423      3,324,694
   Tata Global Beverages, Ltd........................................     4,929,114     13,457,042
   Tata Investment Corp., Ltd........................................        28,837        230,606
   Tata Steel, Ltd...................................................     7,453,010     42,184,935
   Techno Electric & Engineering Co., Ltd............................         4,575         11,112
  *Teledata Marine Solutions, Ltd....................................       267,258          1,488
   Time Technoplast, Ltd.............................................       498,379        356,196
   Titagarh Wagons, Ltd..............................................       106,381        332,072
   Transport Corp. of India, Ltd.....................................        12,401         12,545
   Trent, Ltd........................................................        18,226        369,875
   Triveni Turbine, Ltd..............................................       230,208        222,577
   Tube Investments of India, Ltd....................................       503,633      1,495,813
  *Tulip Telecom, Ltd................................................       621,866        232,331
  *TV18 Broadcast, Ltd...............................................     2,472,076      1,225,903
   UCO Bank..........................................................     2,836,237      3,681,853
   Uflex, Ltd........................................................       451,319        627,130
   Unichem Laboratories, Ltd.........................................       186,357        587,280
   Union Bank of India...............................................       797,003      3,615,512
  *Unitech, Ltd......................................................    26,779,093     13,478,918
   United Bank of India..............................................       108,308        121,755
   United Phosphorus, Ltd............................................     3,533,216      9,311,973
  *Usha Martin, Ltd..................................................     1,811,897        867,046
  *Uttam Galva Steels, Ltd...........................................        14,790         19,279
  *Vardhman Special Steels, Ltd......................................         6,934          2,991
   Vardhman Textiles, Ltd............................................       110,493        555,290
   Videocon Industries, Ltd..........................................     1,093,102      4,376,575
   Vijaya Bank.......................................................     2,405,050      2,352,021
   Voltamp Transformers, Ltd.........................................           724          5,399
   Welspun Corp., Ltd................................................     1,848,725      1,817,847
  *Wockhardt, Ltd....................................................         7,920        282,439
  *Zee Learn, Ltd....................................................       211,836         69,049
   Zensar Technologies, Ltd..........................................        19,011         86,339
  *Zuari Agro Chemicals, Ltd.........................................       128,304        368,420
   Zuari Global, Ltd.................................................        85,653        112,754
   Zylog Systems, Ltd................................................        14,912         14,462
                                                                                    --------------
TOTAL INDIA..........................................................                1,355,342,784
                                                                                    --------------
INDONESIA -- (3.2%)
   Adaro Energy Tbk PT...............................................   102,719,000     13,018,337
   Adhi Karya Persero Tbk PT.........................................     9,689,617      2,967,441
  *Agis Tbk PT.......................................................    57,627,500      2,668,665
  *Agung Podomoro Land Tbk PT........................................    27,563,000      1,345,978
   Alam Sutera Realty Tbk PT.........................................     4,555,500        492,859
   Aneka Tambang Persero Tbk PT......................................    71,793,000     10,215,209
   Asahimas Flat Glass Tbk PT........................................     5,277,000      4,561,149
   Astra Graphia Tbk PT..............................................     3,635,000        688,992
  *Bakrie and Brothers Tbk PT........................................ 1,056,525,750      5,433,406
   Bakrie Sumatera Plantations Tbk PT................................   182,168,500      1,707,632
  *Bakrie Telecom Tbk PT.............................................   260,426,500      1,339,934
  *Bakrieland Development Tbk PT.....................................   623,458,520      3,342,257
   Bank Bukopin Tbk PT...............................................    61,873,833      5,863,126

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                        SHARES      VALUE++
                                                                      ----------- -----------
INDONESIA -- (Continued)
   Bank Danamon Indonesia Tbk PT.....................................  34,396,054 $22,836,631
   Bank Mandiri Persero Tbk PT.......................................  59,143,431  63,983,070
   Bank Negara Indonesia Persero Tbk PT.............................. 118,251,941  65,764,669
  *Bank Pan Indonesia Tbk PT......................................... 150,362,201  12,392,883
   Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT..............  13,107,000   1,646,533
  *Bank Permata Tbk PT...............................................     381,272      66,695
   Bank Tabungan Negara Persero Tbk PT...............................  57,911,527   8,883,577
  *Barito Pacific Tbk PT.............................................  15,599,000     651,121
  *Benakat Petroleum Energy Tbk PT...................................  52,370,500     890,208
   Berau Coal Energy Tbk PT..........................................  24,611,500     520,021
  *Berlian Laju Tanker Tbk PT........................................ 128,161,466          --
   Bhakti Investama Tbk PT........................................... 285,673,700  14,424,409
   Bisi International PT.............................................  11,015,500     839,236
  *Borneo Lumbung Energi & Metal Tbk PT..............................  11,794,500     547,317
  *Budi Acid Jaya Tbk PT.............................................  15,362,000     184,854
  *Bumi Resources Minerals Tbk PT....................................     541,000      18,668
   Bumi Resources Tbk PT............................................. 238,608,500  16,494,515
   Bumi Serpong Damai PT.............................................  19,383,000   3,445,812
   BW Plantation Tbk PT..............................................     773,500      72,433
  *Central Proteinaprima Tbk PT...................................... 178,071,500     732,616
   Charoen Pokphand Indonesia Tbk PT.................................  52,783,830  27,428,929
   Ciputra Development Tbk PT........................................ 115,725,500  16,409,152
   Ciputra Property Tbk PT...........................................   9,303,000   1,110,543
   Ciputra Surya Tbk PT..............................................  16,634,000   5,733,283
   Clipan Finance Indonesia Tbk PT...................................   2,995,500     137,233
  *Darma Henwa Tbk PT................................................ 246,575,442   1,268,222
  *Davomas Abadi Tbk PT.............................................. 138,239,500     710,926
  *Delta Dunia Makmur Tbk PT.........................................  25,728,000     495,662
  *Elnusa Tbk PT.....................................................  27,207,500     686,343
  *Energi Mega Persada Tbk PT........................................ 584,864,378   8,205,359
   Ever Shine Textile Tbk PT.........................................  19,342,215     348,150
   Gajah Tunggal Tbk PT..............................................  24,993,500   7,465,965
  *Garuda Indonesia Persero Tbk PT...................................  15,506,000   1,005,861
   Global Mediacom Tbk PT............................................  83,944,000  18,803,423
   Gozco Plantations Tbk PT..........................................  30,615,400     447,524
   Gudang Garam Tbk PT...............................................   2,837,000  14,432,535
   Hexindo Adiperkasa Tbk PT.........................................     815,500     407,259
   Holcim Indonesia Tbk PT...........................................  15,667,000   5,887,847
  *Indah Kiat Pulp & Paper Corp. Tbk PT..............................  32,693,500   2,921,674
   Indika Energy Tbk PT..............................................  30,761,000   3,554,732
   Indo-Rama Synthetics Tbk PT.......................................      41,500       6,026
   Indofood Sukses Makmur Tbk PT.....................................  62,346,500  47,189,968
   Indomobil Sukses Internasional Tbk PT.............................     630,000     343,947
   Intiland Development Tbk PT.......................................  39,486,500   2,399,725
   Japfa Comfeed Indonesia Tbk PT....................................  27,068,750   5,376,083
   Jaya Real Property Tbk PT.........................................  25,521,000  12,671,339
  *Kawasan Industri Jababeka Tbk PT.................................. 298,719,500   9,236,438
   Krakatau Steel Persero Tbk PT.....................................   1,103,000      62,550
  *Lippo Cikarang Tbk PT.............................................   1,305,000     921,792
   Lippo Karawaci Tbk PT............................................. 339,515,749  47,188,144
   Matahari Putra Prima Tbk PT.......................................  36,305,900   7,439,298
   Mayora Indah Tbk PT...............................................   6,899,072  21,346,296

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                        SHARES      VALUE++
                                                                      ----------- ------------
INDONESIA -- (Continued)
   Medco Energi Internasional Tbk PT.................................  26,914,500 $  5,297,282
  *Mitra International Resources Tbk PT..............................  28,551,660      190,958
  *Modernland Realty Tbk PT..........................................     676,000       67,441
   Multipolar Corp. Tbk PT...........................................  47,410,000    2,881,168
  *Nusantara Infrastructure Tbk PT...................................   1,708,500       43,988
   Pabrik Kertas Tjiwi Kimia Tbk PT..................................     246,000       49,279
   Pan Brothers Tbk PT...............................................      87,500        3,962
  *Panasia Indo Resources Tbk PT.....................................     403,200       27,993
  *Panin Financial Tbk PT............................................ 251,660,000    6,221,256
   Panin Insurance Tbk PT............................................  30,949,000    2,454,020
   Pembangunan Perumahan Persero Tbk PT..............................  11,728,500    1,716,441
   Perusahaan Perkebunan London Sumatra Indonesia Tbk PT.............  35,878,384    5,615,715
   Petrosea Tbk PT...................................................   3,762,500      666,064
  *Polychem Indonesia Tbk PT.........................................  17,280,000      640,482
   PT Great River International Tbk..................................   1,788,000           --
   PT Suryainti Permata Tbk..........................................  17,378,000           --
   Ramayana Lestari Sentosa Tbk PT...................................  23,587,500    3,498,255
  *Salim Ivomas Pratama Tbk PT.......................................   2,372,500      195,394
   Sampoerna Agro PT.................................................  11,192,441    2,247,621
   Samudera Indonesia Tbk PT.........................................     133,000       53,243
   Selamat Sempurna Tbk PT...........................................  13,021,500    3,651,530
  *Sentul City Tbk PT................................................ 299,833,000    8,807,016
   Sinar Mas Agro Resources and Technology Tbk PT....................   7,808,900    5,383,982
   Sinar Mas Multiartha Tbk PT.......................................       2,000          941
   Summarecon Agung Tbk PT...........................................  16,196,857    4,337,048
  *Sunson Textile Manufacturer Tbk PT................................   4,545,000       58,299
   Surya Dumai Industri Tbk..........................................   5,145,000           --
   Surya Toto Indonesia Tbk PT.......................................     464,000      389,958
   Tiga Pilar Sejahtera Food Tbk.....................................  30,840,222    3,938,581
   Timah Persero Tbk PT..............................................  36,782,400    5,382,445
   Trias Sentosa Tbk PT..............................................     336,500       12,813
  *Trimegah Securities Tbk PT........................................  27,898,000      318,728
  *Truba Alam Manunggal Engineering PT............................... 129,244,500      664,667
   Tunas Baru Lampung Tbk PT.........................................  17,379,500      867,659
   Tunas Ridean Tbk PT...............................................  42,848,500    4,455,262
   Ultrajaya Milk Industry & Trading Co. Tbk PT......................  13,682,000    4,796,032
   Unggul Indah Cahaya Tbk PT........................................     371,435       75,070
   United Tractors Tbk PT............................................   7,051,000   12,896,185
   Vale Indonesia Tbk PT.............................................  41,280,500   12,150,399
   Wijaya Karya Persero Tbk PT.......................................   6,295,002    1,555,553
   XL Axiata Tbk PT..................................................   1,096,000      575,118
                                                                                  ------------
TOTAL INDONESIA......................................................              641,870,329
                                                                                  ------------
ISRAEL -- (0.0%)
   Feuchtwanger Investments, Ltd.....................................      10,500           --
   Israel Steel Mills, Ltd...........................................      97,000           --
  *Knafaim Holdings, Ltd.............................................      69,033      180,010
  *Liberty Properties, Ltd...........................................       2,533       20,321
   Mivtach Shamir....................................................      27,799      731,715
                                                                                  ------------
TOTAL ISRAEL.........................................................                  932,046
                                                                                  ------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                        SHARES     VALUE++
                                                                      ---------- -----------
MALAYSIA -- (3.2%)
   Adventa Bhd.......................................................     62,000 $     8,133
   Affin Holdings Bhd................................................  9,611,900  11,192,529
   AirAsia BHD....................................................... 15,791,200  15,219,982
  *Alam Maritim Resources Bhd........................................  5,197,300   1,548,213
   Alliance Financial Group Bhd...................................... 16,295,200  23,894,821
   AMMB Holdings Bhd................................................. 23,905,162  52,657,269
   Ann Joo Resources Bhd.............................................  2,973,600   1,135,604
   APM Automotive Holdings Bhd.......................................  1,263,500   2,118,706
   Asas Dunia BHD....................................................    252,800     118,397
   Batu Kawan BHD....................................................  2,078,750  12,448,773
   Berjaya Assets BHD................................................    171,900      49,458
   Berjaya Corp. Bhd................................................. 35,527,880   6,075,051
   Berjaya Land Bhd.................................................. 13,220,000   3,559,406
   BIMB Holdings Bhd.................................................  4,700,400   5,426,290
   BLD Plantation Bhd................................................      6,600      19,102
   Boustead Heavy Industries Corp. Bhd...............................    123,300      85,155
   Boustead Holdings Bhd.............................................  7,445,298  12,533,178
   Cahya Mata Sarawak Bhd............................................  1,995,200   2,191,827
   Can-One Bhd.......................................................     16,900      13,677
   CB Industrial Product Holding Bhd.................................    682,300     560,831
   Chin Teck Plantations BHD.........................................    309,100     914,399
   Coastal Contracts Bhd.............................................  2,678,500   1,761,845
   CSC Steel Holdings Bhd............................................  2,469,800     999,447
   Cycle & Carriage Bintang BHD......................................    241,300     203,185
   Datuk Keramik Holdings Berhad.....................................    127,000          --
   Dijaya Corp. Bhd..................................................  2,188,800   1,094,690
   DRB-Hicom Bhd..................................................... 18,765,700  15,497,989
   Eastern & Oriental Bhd............................................ 14,256,515   7,734,355
   ECM Libra Financial Group Bhd.....................................  2,352,950     518,176
  *Elk-Desa Resources Bhd............................................    266,063     109,434
   Evergreen Fibreboard Bhd..........................................  3,612,526     587,862
   Faber Group BHD...................................................  3,417,900   1,700,247
   FAR East Holdings BHD.............................................    403,800     954,846
   Fountain View Development Berhad..................................  2,573,200          --
   Gamuda Bhd........................................................  1,852,500   2,479,905
   Genting Malaysia Bhd.............................................. 18,780,600  23,231,223
   Genting Plantations Bhd...........................................    400,300   1,126,860
   Globetronics Technology BHD.......................................    898,800     537,728
   Glomac Bhd........................................................  5,314,500   1,642,222
  *Goldis BHD........................................................  3,042,225   1,980,222
  *Green Packet Bhd..................................................     30,400       3,307
   GuocoLand Malaysia Bhd............................................  1,395,900     495,973
   HAP Seng Consolidated Bhd......................................... 13,517,200   7,558,232
   Hap Seng Plantations Holdings Bhd.................................  3,686,900   3,283,184
   Hiap Teck Venture Bhd.............................................    183,300      24,702
   Hong Leong Financial Group Bhd....................................  2,173,251  11,077,472
   Hong Leong Industries Bhd.........................................  1,233,000   1,721,225
   Hua Yang Bhd......................................................    329,700     217,667
  *Hubline Bhd.......................................................  6,941,850     125,658
   Hunza Properties Bhd..............................................    876,300     484,367
   HwangDBS Malaysia BHD.............................................    930,700   1,312,393
   IGB Corp. Bhd..................................................... 14,931,490  11,595,483

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                        SHARES     VALUE++
                                                                      ---------- -----------
MALAYSIA -- (Continued)
   IGB REIT..........................................................  1,145,343 $   511,394
   IJM Corp. Bhd..................................................... 22,551,859  40,439,897
   IJM Land Bhd......................................................  5,787,700   4,904,251
   IJM Plantations Bhd...............................................    514,200     501,700
   Inch Kenneth Kajang Rubber........................................  1,051,200     316,515
   Insas Bhd.........................................................  5,046,748     721,905
   Integrax BHD......................................................    936,300     384,827
   Iris Corp. Bhd....................................................  5,552,600     292,146
  *JAKS Resources Bhd................................................  6,197,900     714,098
   Jaya Tiasa Holdings BHD...........................................  3,997,933   2,554,614
   JCY International Bhd.............................................  6,243,200   1,016,830
   K & N Kenanga Holdings Berhad.....................................    418,881          78
   K&N Kenanga Holdings BHD..........................................  4,240,487     760,017
  *Karambunai Corp. Bhd.............................................. 19,239,800     663,740
   Keck Seng Malaysia Bhd............................................  2,515,500   3,909,542
   Kian JOO CAN Factory BHD..........................................  4,494,680   3,516,918
   KIG Glass Industrial Berhad.......................................    260,000          --
   Kim Loong Resources Bhd...........................................    499,100     369,100
  *Kinsteel Bhd......................................................  8,377,300     814,351
   KLCC Property Holdings Bhd........................................  6,568,600  15,652,375
  *KNM Group Bhd..................................................... 18,638,125   2,636,151
   Knusford BHD......................................................     58,800      30,480
  *KSL Holdings BHD..................................................  1,607,366   1,057,255
  *KUB Malaysia BHD..................................................  6,366,600     784,813
   Kulim Malaysia BHD................................................  9,703,300  11,422,489
   Kumpulan Fima BHD.................................................  2,248,400   1,426,986
   Kumpulan Perangsang Selangor Bhd..................................  1,959,500     812,756
   Kwantas Corp. BHD.................................................    288,400     181,002
  *Land & General BHD................................................  7,733,000     965,874
  *Landmarks BHD.....................................................  4,118,808   1,280,372
   LBS Bina Group Bhd................................................    863,700     258,800
  *Lion Corp. Bhd....................................................  1,371,081     101,758
   Lion Diversified Holdings Bhd.....................................  4,064,800     334,850
   Lion Industries Corp. Bhd.........................................  8,074,581   2,574,726
   Mah Sing Group Bhd................................................  3,859,633   2,879,591
   Malayan Flour Mills Bhd...........................................  1,537,750     647,040
   Malaysia Airports Holdings Bhd....................................  3,434,385   6,793,895
  *Malaysian Airline System Bhd......................................  8,352,900   1,868,952
   Malaysian Bulk Carriers Bhd.......................................  4,472,925   2,177,752
   Malaysian Pacific Industries Bhd..................................    939,475     772,137
   Malaysian Resources Corp. Bhd..................................... 13,513,800   6,273,717
   MBM Resources BHD.................................................  2,440,703   2,969,870
   Media Chinese International, Ltd..................................    191,300      71,093
   Media Prima Bhd...................................................    659,900     518,884
   Mega First Corp. BHD..............................................  1,154,600     588,293
   Metroplex Berhad..................................................    817,000          --
  *MISC Bhd..........................................................  6,703,204   9,608,682
   MK Land Holdings BHD..............................................  9,637,500     964,973
   MKH BHD...........................................................  1,351,359     919,468
   MMC Corp. Bhd..................................................... 14,291,580  11,970,280
   MNRB Holdings Bhd.................................................  1,403,900   1,330,238
   Mudajaya Group Bhd................................................  3,615,100   2,900,659

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                        SHARES     VALUE++
                                                                      ---------- -----------
MALAYSIA -- (Continued)
   Muhibbah Engineering M Bhd........................................  5,487,300 $ 2,021,833
  *Mulpha International Bhd.......................................... 31,898,200   4,039,607
   Multi-Purpose Holdings BHD........................................  2,518,300   2,915,969
   MWE Holdings BHD..................................................    290,400     173,481
   Naim Holdings Bhd.................................................  2,427,500   1,995,833
   NCB Holdings Bhd..................................................  2,451,500   3,691,273
   Negri Sembilan Oil Palms BHD......................................    167,600     308,709
   Oriental Holdings BHD.............................................  3,680,879  11,835,132
   Oriental Interest BHD.............................................    139,100      59,252
   OSK Holdings BHD..................................................  7,069,371   3,720,889
   Pacific & Orient BHD..............................................    283,730     128,812
   Panasonic Manufacturing Malaysia BHD..............................    383,380   2,816,304
   Paracorp Berhad...................................................    252,000          --
   Paramount Corp. Bhd...............................................  1,049,300     515,152
   PBA Holdings BHD..................................................  1,089,200     300,996
   Pelikan International Corp. Bhd...................................  3,680,638     623,347
  *Perdana Petroleum Bhd.............................................  4,237,300   2,049,165
   Perusahaan Sadur Timah Malay......................................      6,800       6,926
   Pie Industrial BHD................................................    323,600     492,610
   PJ Development Holdings Bhd.......................................  3,182,100     836,891
   POS Malaysia BHD..................................................  2,668,017   3,816,869
   PPB Group Bhd.....................................................  8,198,366  34,495,313
   Press Metal Bhd...................................................  2,778,681   1,634,436
   Prime Utilities Berhad............................................     39,000          --
   Protasco Bhd......................................................    282,200      97,498
   RCE Capital Bhd...................................................  5,440,500     447,566
   RHB Capital Bhd................................................... 11,179,718  31,182,150
   Rimbunan Sawit Bhd................................................  3,743,400     972,575
   Salcon Bhd........................................................    470,000      76,484
   Sarawak Oil Palms Bhd.............................................    596,220   1,103,329
   Sarawak Plantation Bhd............................................     66,900      56,506
   Scientex BHD......................................................    176,348     207,590
  *Scomi Group Bhd................................................... 23,771,700   2,619,270
   Selangor Dredging Bhd.............................................  1,312,700     326,265
   Selangor Properties Bhd...........................................     65,700      84,199
   Shangri-La Hotels Malaysia Bhd....................................    739,100   1,236,017
   Shell Refining Co. Federation of Malaya Bhd.......................    246,300     683,469
   SHL Consolidated BHD..............................................    804,100     366,744
  *Sino Hua-An International Bhd.....................................    454,800      24,733
   SP Setia Bhd......................................................    230,300     259,474
   Star Publications Malaysia Bhd....................................     32,300      25,796
   Subur Tiasa Holdings Bhd..........................................    507,130     307,380
   Sunway Bhd........................................................  8,654,945   8,245,996
   Supermax Corp. Bhd................................................  7,153,500   4,681,930
   Suria Capital Holdings Bhd........................................    694,100     346,892
  *Symphony Life Bhd.................................................  1,352,400     393,426
   Ta Ann Holdings Bhd...............................................    667,622     765,828
   TA Enterprise Bhd................................................. 18,567,600   3,082,655
   TA Global Bhd.....................................................  9,919,080     767,008
   TAHPS Group Bhd...................................................     27,000      46,156
   TAN Chong Motor Holdings BHD......................................  4,699,300   8,391,530
   TDM BHD...........................................................  2,012,300   2,902,600

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                        SHARES     VALUE++
                                                                      ---------- ------------
MALAYSIA -- (Continued)
  *TH Heavy Engineering Bhd..........................................  5,303,300 $    758,683
   Time dotCom Bhd...................................................  5,476,280    7,151,158
   Tiong NAM Logistics Holdings......................................      3,400        2,682
   Tradewinds Corp. Bhd..............................................  5,394,700    1,914,201
  *Trinity Corp. Bhd................................................. 15,950,050      236,187
   TSH Resources Bhd.................................................    380,800      269,119
  *UEM Land Holdings Bhd.............................................  3,852,945    3,179,906
   Unico-Desa Plantations Bhd........................................  4,258,528    1,498,410
   Unisem M Bhd......................................................  8,256,000    2,334,574
   United Malacca Bhd................................................    957,500    2,297,200
   United Plantations BHD............................................    436,200    3,993,113
   UOA Development Bhd...............................................  1,331,500      968,683
   VS Industry Bhd...................................................  1,337,193      567,376
   Wah Seong Corp. Bhd...............................................  4,284,611    2,297,208
   WCT Bhd........................................................... 10,083,715    7,959,152
   Wing Tai Malaysia BHD.............................................  1,868,800    1,173,798
   WTK Holdings BHD..................................................  5,573,750    1,787,989
   Yinson Holdings BHD...............................................     13,300       12,206
   YNH Property Bhd..................................................  5,291,959    3,223,140
   YTL Corp. Bhd..................................................... 82,592,450   44,510,259
  *YTL Land & Development BHD........................................  2,477,100      729,505
  *Zelan Bhd.........................................................  1,884,200      154,813
                                                                                 ------------
TOTAL MALAYSIA.......................................................             642,198,061
                                                                                 ------------
MEXICO -- (7.1%)
   Alfa S.A.B. de C.V. Class A....................................... 51,397,020  119,325,169
   Arca Continental S.A.B. de C.V....................................  4,339,218   35,511,237
 #*Axtel S.A.B. de C.V...............................................  8,940,907    2,967,465
   Banregio Grupo Financiero S.A.B. de C.V...........................     44,706      246,315
  *Bio Pappel S.A.B. de C.V..........................................     10,668       19,461
   Bolsa Mexicana de Valores S.A.B. de C.V...........................  2,220,026    6,066,434
 #*Cemex S.A.B. de C.V. Sponsored ADR................................ 16,663,541  187,464,831
 # Cia Minera Autlan S.A.B. de C.V. Series B.........................  1,187,152    1,052,982
   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR......................     18,631    3,006,484
 #*Consorcio ARA S.A.B. de C.V. Series *............................. 11,911,323    3,923,910
 # Controladora Comercial Mexicana S.A.B. de C.V.....................  4,941,405   19,009,004
   Corp. Actinver S.A.B. de C.V......................................      3,700        4,047
 #*Corp. GEO S.A.B. de C.V. Series B.................................  9,461,653    3,280,561
 #*Corp. Interamericana de Entretenimiento S.A.B. de C.V. Class B....  1,560,786    1,124,736
 #*Desarrolladora Homex S.A.B. de C.V................................  3,619,653    2,939,293
 #*Desarrolladora Homex S.A.B. de C.V. ADR...........................    115,455      563,420
  *Dine S.A.B. de C.V................................................  1,027,267      318,105
   El Puerto de Liverpool S.A.B. de C.V. Series 1....................     19,600      263,113
   Empaques Ponderosa SA de CV.......................................     90,000           --
  *Empresas ICA S.A.B. de C.V........................................  6,728,823   18,509,071
 #*Empresas ICA S.A.B. de C.V. Sponsored ADR.........................  1,118,155   12,310,887
 #*Financiera Independencia S.A.B. de C.V............................     14,576        6,830
   Fomento Economico Mexicano S.A.B. de C.V..........................  2,311,921   26,218,387
  #Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR...........  2,494,369  282,836,501
  *Gruma S.A.B. de C.V. Class B......................................  3,607,804   17,913,781
  *Gruma S.A.B. de C.V. Sponsored ADR................................     15,222      300,634
 #*Grupo Aeromexico S.A.B. de C.V....................................    202,929      292,136

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                        SHARES      VALUE++
                                                                      ---------- --------------
MEXICO -- (Continued)
  #Grupo Aeroportuario del Centro Norte S.A.B. de C.V................    888,488 $    3,398,152
  #Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR...........     46,309      1,416,592
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR...............    636,889     36,863,135
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B...........  1,268,733      7,348,689
   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR................    271,607     33,709,145
  #Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B............  1,203,482     14,936,605
   Grupo Carso S.A.B. de C.V. Series A1.............................. 10,405,888     59,312,610
 #*Grupo Cementos de Chihuahua S.A.B. de C.V.........................  2,799,892     10,438,806
  #Grupo Comercial Chedraui S.A. de C.V..............................  1,385,270      5,279,914
 #*Grupo Famsa S.A.B. de C.V. Class A................................  2,995,218      5,962,167
   Grupo Financiero Banorte S.A.B. de C.V............................ 23,160,991    174,532,887
   Grupo Financiero Inbursa S.A.B. de C.V............................ 15,542,038     45,081,293
   Grupo Gigante S.A.B. de C.V. Series *.............................    471,076        944,689
   Grupo Industrial Maseca S.A.B. de C.V. Class B....................  2,724,300      4,561,329
   Grupo Industrial Saltillo S.A.B. de C.V...........................  1,337,069      3,061,242
   Grupo KUO S.A.B. de C.V. Series B.................................  2,056,267      5,126,146
   Grupo Mexico S.A.B. de C.V. Series B.............................. 18,526,232     66,507,865
   Grupo Posadas S.A.B. de C.V.......................................    355,600        661,865
  *Grupo Qumma S.A. de C.V. Series B.................................      5,301             --
 #*Grupo Simec S.A.B. de C.V. Series B...............................  1,732,137      7,992,854
  *Grupo Simec S.A.B. de C.V. Sponsored ADR..........................     19,072        261,668
  *Grupo Sports World S.A.B. de C.V..................................     19,536         32,098
   Grupo Televisa S.A.B. Series CPO..................................    128,194        649,717
   Grupo Televisa S.A.B. Sponsored ADR...............................    174,039      4,406,668
   Industrias Bachoco S.A.B. de C.V. ADR.............................      1,906         64,842
  #Industrias Bachoco S.A.B. de C.V. Series B........................    932,565      2,643,559
 #*Industrias CH S.A.B. de C.V. Series B.............................  3,336,823     26,881,894
 #*Inmuebles Carso S.A.B. de C.V..................................... 10,258,893     10,223,154
   Medica Sur S.A.B. de C.V. Series B................................      1,000          2,434
   Megacable Holdings S.A.B. de C.V..................................    100,294        327,752
  *Minera Frisco S.A.B. de C.V.......................................  8,979,574     38,425,888
 #*OHL Mexico S.A.B. de C.V..........................................  3,508,931     10,860,021
  #Organizacion Soriana S.A.B. de C.V. Class B....................... 14,981,589     61,691,726
   Qualitas Controladora S.A.B. de C.V...............................  2,051,400      4,644,341
  *Sare Holding S.A.B. de C.V. Class B...............................  1,159,700         44,221
  *Savia SA Class A..................................................  3,457,285             --
   TV Azteca S.A.B. de C.V...........................................  4,155,179      3,076,440
 #*Urbi Desarrollos Urbanos S.A.B. de C.V............................  9,102,158      1,349,323
  *Vitro S.A.B. de C.V. Series A.....................................  1,546,127      3,692,685
                                                                                 --------------
TOTAL MEXICO.........................................................             1,401,889,210
                                                                                 --------------
PHILIPPINES -- (1.3%)
   A Soriano Corp.................................................... 20,195,000      3,389,968
   Alliance Global Group, Inc........................................ 32,249,206     18,593,790
   Alsons Consolidated Resources, Inc................................ 17,757,000        609,287
   Atlas Consolidated Mining & Development...........................  2,701,900      1,363,538
  *BDO Unibank, Inc..................................................  9,448,565     21,066,919
   Cebu Air, Inc.....................................................    187,050        370,361
   Cebu Holdings, Inc................................................  6,655,750      1,025,186
   China Banking Corp................................................    342,460        574,866
   DMCI Holdings, Inc................................................  1,898,790      2,631,789
  *Empire East Land Holdings, Inc.................................... 50,520,000      1,376,933

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                        SHARES      VALUE++
                                                                      ----------- ------------
PHILIPPINES -- (Continued)
  *Export & Industry Bank, Inc. Class A..............................      14,950 $         --
   Filinvest Development Corp........................................     142,800       22,167
   Filinvest Land, Inc............................................... 187,358,031    9,297,888
   First Philippine Holdings Corp....................................   4,465,530   11,610,000
   Fwbc Holdings, Inc................................................   5,471,786           --
  *Global-Estate Resorts, Inc........................................  12,662,000      784,529
   JG Summit Holdings, Inc...........................................   2,923,800    3,373,963
   Lopez Holdings Corp...............................................  29,100,800    4,945,001
   Macroasia Corp....................................................   1,090,000       69,238
   Megaworld Corp.................................................... 201,087,600   20,303,980
   Metropolitan Bank & Trust.........................................   9,336,217   28,258,653
   Mondragon International Philippines, Inc..........................   2,464,000           --
  *Philippine National Bank..........................................   4,253,308   11,892,916
  *Philippine National Construction Corp.............................     398,900       47,488
   Philippine Savings Bank...........................................   1,232,313    4,279,172
   Philippine Townships, Inc.........................................     226,200       26,104
   Philtown Properties, Inc..........................................       6,701          251
   Phinma Corp.......................................................   2,304,398      840,687
   Rizal Commercial Banking Corp.....................................   4,707,948    8,467,051
   Robinsons Land Corp...............................................  29,013,450   18,138,718
   San Miguel Corp...................................................   6,225,766   18,297,183
   San Miguel Pure Foods Co., Inc....................................       2,770       19,732
   Security Bank Corp................................................   1,057,422    5,069,095
   Shang Properties, Inc.............................................     614,285       57,294
   SM Development Corp...............................................  53,432,694   11,038,951
   Solid Group, Inc..................................................   5,650,000      293,879
   Trans-Asia Oil & Energy Development...............................     789,000       53,911
   Union Bank Of Philippines.........................................   2,670,714    9,447,320
   Universal Robina Corp.............................................  10,352,565   29,881,330
   Vista Land & Lifescapes, Inc......................................  55,755,868    8,900,473
                                                                                  ------------
TOTAL PHILIPPINES....................................................              256,419,611
                                                                                  ------------
POLAND -- (1.4%)
   Agora SA..........................................................     722,661    1,422,926
   Asseco Poland SA..................................................   1,137,783   15,442,707
   Atende SA.........................................................       9,205        4,241
  *Bank Millennium SA................................................   6,427,700    9,822,921
   Bank Zachodni WBK SA..............................................      23,388    1,947,057
  *Bioton SA.........................................................  43,007,859      544,429
  *Ciech SA..........................................................     581,246    4,034,679
   ComArch SA........................................................       3,061       81,339
   Dom Development SA................................................      42,315      441,799
   Enea SA...........................................................   1,540,521    6,340,872
  *Farmacol SA.......................................................       5,526       88,960
   Firma Oponiarska Debica SA........................................     111,346    2,328,705
   Getin Holding SA..................................................   3,486,673    2,465,132
  *Getin Noble Bank SA...............................................   4,515,878    2,247,621
   Grupa Azoty SA....................................................     114,107    2,200,723
   Grupa Kety SA.....................................................     123,619    5,513,127
  *Grupa Lotos SA....................................................   1,221,898   14,718,427
  *Impexmetal SA.....................................................   5,864,978    3,856,948
   Koelner SA........................................................     132,257      256,674

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                        SHARES     VALUE++
                                                                      ---------- ------------
POLAND -- (Continued)
  *Kopex SA..........................................................    532,278 $  1,874,130
  *LC Corp. SA.......................................................  1,822,979      700,055
  *MCI Management SA.................................................     32,510       72,035
  *Mostostal Warszawa SA.............................................      1,892        1,717
  *Netia SA..........................................................  3,735,760    4,969,781
   Orbis SA..........................................................    541,449    5,970,112
   Pelion SA.........................................................     13,258      245,176
  *Petrolinvest SA...................................................  1,598,244      400,130
   PGE SA............................................................ 11,970,891   62,212,382
  *Polimex-Mostostal SA.............................................. 10,512,907      931,731
  *Polnord SA........................................................    140,196      209,698
  *Polski Koncern Miesny Duda SA.....................................    951,758      181,196
  *Polski Koncern Naftowy Orlen S.A..................................  5,924,385   91,988,888
  *Rafako SA.........................................................        222          211
  *Rovese SA.........................................................    739,918      335,561
  *Sygnity SA........................................................    206,622      929,979
   Synthos SA........................................................  6,674,423    9,955,655
   Tauron Polska Energia SA.......................................... 12,634,774   16,859,607
   Zaklady Chemiczne Police SA.......................................      5,277       35,124
                                                                                 ------------
TOTAL POLAND.........................................................             271,632,455
                                                                                 ------------
RUSSIA -- (3.8%)
 #*AFI Development P.L.C. GDR........................................    156,273      107,429
   Federal Hydrogenerating Co. JSC ADR...............................  6,948,114   12,000,074
   Gazprom OAO Sponsored ADR......................................... 92,768,535  738,805,087
   Magnitogorsk Iron & Steel Works GDR...............................  1,762,491    5,325,878
  #Mechel Sponsored ADR..............................................    214,503      875,172
                                                                                 ------------
TOTAL RUSSIA.........................................................             757,113,640
                                                                                 ------------
SOUTH AFRICA -- (6.4%)
   ABSA Group, Ltd...................................................  5,161,520   85,037,070
   Adcorp Holdings, Ltd..............................................    523,194    1,679,210
   Aeci, Ltd.........................................................  1,452,016   16,251,111
   Afgri, Ltd........................................................  4,821,593    2,618,962
  #African Bank Investments, Ltd.....................................  6,005,846   19,087,147
   African Rainbow Minerals, Ltd.....................................  1,754,565   34,619,123
   Allied Electronics Corp., Ltd.....................................    563,821    1,309,636
  *Anglo American Platinum, Ltd......................................      4,494      171,278
   AngloGold Ashanti, Ltd............................................    340,008    6,560,016
   AngloGold Ashanti, Ltd. Sponsored ADR.............................    561,593   10,951,063
  *ArcelorMittal South Africa, Ltd...................................  2,505,685    6,439,031
   Argent Industrial, Ltd............................................  1,278,773      826,652
   Aveng, Ltd........................................................  7,024,503   23,096,450
   AVI, Ltd..........................................................  1,318,808    7,933,994
   Barloworld, Ltd...................................................  3,880,866   40,681,647
  *Basil Read Holdings, Ltd..........................................    436,726      534,282
   Bell Equipment, Ltd...............................................    416,814    1,081,849
   Blue Label Telecoms, Ltd..........................................  3,464,404    2,978,065
  *Brait SE..........................................................  1,676,738    6,853,590
   Business Connexion Group, Ltd.....................................  1,703,678    1,023,908
   Caxton and CTP Publishers and Printers, Ltd.......................  3,018,326    5,836,106
   Cipla Medpro South Africa, Ltd....................................  6,619,695    6,931,679

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                        SHARES     VALUE++
                                                                      ---------- ------------
SOUTH AFRICA -- (Continued)
   Clover Industries, Ltd............................................     27,922 $     55,309
  *Consolidated Infrastructure Group, Ltd............................     51,564      104,611
   Corpgro, Ltd......................................................    579,166           --
   Datacentrix Holdings, Ltd.........................................    188,927       73,068
   DataTec, Ltd......................................................  2,960,700   16,677,155
   Delta EMD, Ltd....................................................    205,108      133,814
   Distell Group, Ltd................................................    332,893    4,711,636
  *Distribution and Warehousing Network, Ltd.........................    250,120      221,656
   DRDGOLD, Ltd......................................................  5,871,225    3,946,716
   DRDGOLD, Ltd. Sponsored ADR.......................................      1,600       10,896
   ElementOne, Ltd...................................................    391,810      387,618
   Eqstra Holdings, Ltd..............................................  2,073,234    1,435,425
  *Evraz Highveld Steel and Vanadium, Ltd............................    148,283      289,353
  #Exxaro Resources, Ltd.............................................     17,877      281,558
  *Gijima Group, Ltd.................................................    396,488        3,960
   Gold Fields, Ltd..................................................  1,705,607   12,787,871
  #Gold Fields, Ltd. Sponsored ADR................................... 13,638,573  101,743,755
   Grindrod, Ltd.....................................................  6,992,291   14,652,739
   Group Five, Ltd...................................................  1,182,754    4,481,691
   Harmony Gold Mining Co., Ltd......................................  3,024,604   15,290,740
  #Harmony Gold Mining Co., Ltd. Sponsored ADR.......................  3,302,382   16,941,220
   Hudaco Industries, Ltd............................................      2,761       27,131
  *Hulamin, Ltd......................................................  1,425,740      765,568
   Iliad Africa, Ltd.................................................    179,921       99,754
   Impala Platinum Holdings, Ltd.....................................  2,944,787   40,356,653
   Imperial Holdings, Ltd............................................    363,761    8,064,159
   Investec, Ltd.....................................................  3,949,387   28,378,897
   JCI, Ltd.......................................................... 10,677,339           --
  #JD Group, Ltd.....................................................  2,283,573    8,422,856
   KAP Industrial Holdings, Ltd......................................     42,823       14,166
   Lewis Group, Ltd..................................................  1,733,977   11,402,085
   Liberty Holdings, Ltd.............................................  1,406,772   18,751,595
   Mediclinic International, Ltd.....................................  1,367,983    9,922,001
  *Merafe Resources, Ltd............................................. 21,718,286    1,837,773
   Metair Investments, Ltd...........................................  1,090,365    4,068,615
   MMI Holdings, Ltd................................................. 15,688,277   40,068,901
   Mondi, Ltd........................................................  1,839,112   24,739,964
   Mpact, Ltd........................................................  2,030,102    5,419,115
  *Murray & Roberts Holdings, Ltd....................................  1,595,682    3,910,412
   Mustek, Ltd.......................................................     84,890       55,326
  *Mvelaserve, Ltd...................................................  1,059,863      975,953
   Nampak, Ltd.......................................................  1,883,351    6,924,785
   Nedbank Group, Ltd................................................  3,184,038   67,703,160
  *Northam Platinum, Ltd.............................................  2,853,021   10,606,134
   Omnia Holdings, Ltd...............................................    536,219    9,427,660
  *Palabora Mining Co., Ltd..........................................    195,317    2,322,295
   Peregrine Holdings, Ltd...........................................  1,491,437    1,862,097
   Petmin, Ltd.......................................................  1,374,464      336,791
   PSG Group, Ltd....................................................    661,981    4,872,856
   Rainbow Chicken, Ltd..............................................      2,247        3,858
  *Randgold & Exploration Co., Ltd...................................    201,461       51,595
   Raubex Group, Ltd.................................................    969,416    2,014,871

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                        SHARES      VALUE++
                                                                      ---------- --------------
SOUTH AFRICA -- (Continued)
  *Royal Bafokeng Platinum, Ltd......................................     78,408 $      477,893
   Sanlam, Ltd....................................................... 26,831,075    137,665,287
 #*Sappi, Ltd........................................................  7,750,288     23,295,321
  *Sappi, Ltd. Sponsored ADR.........................................    803,111      2,425,395
   Sasol, Ltd........................................................     13,868        600,713
   Sasol, Ltd. Sponsored ADR.........................................    707,889     30,736,540
  *Sentula Mining, Ltd...............................................  2,156,745        326,315
  *Sibanye Gold, Ltd.................................................    549,461        520,468
  *Sibanye Gold, Ltd. Sponsored ADR..................................  2,965,465     11,417,040
   Standard Bank Group, Ltd.......................................... 15,879,866    198,569,484
   Stefanutti Stocks Holdings, Ltd...................................    491,148        476,873
 #*Steinhoff International Holdings, Ltd............................. 20,744,070     55,406,374
  *Super Group, Ltd..................................................  3,347,583      8,999,511
  *Telkom SA SOC, Ltd................................................  3,786,501      5,406,534
  *Times Media Group, Ltd............................................    464,117        864,174
   Tongaat Hulett, Ltd...............................................    365,780      5,315,191
   Trencor, Ltd......................................................  1,054,354      7,468,697
   Value Group, Ltd..................................................    976,777        555,057
   Village Main Reef, Ltd............................................  2,263,269        169,161
  *Wesizwe...........................................................      9,762            467
   Zeder Investments, Ltd............................................  1,833,713        786,418
                                                                                 --------------
TOTAL SOUTH AFRICA...................................................             1,281,622,599
                                                                                 --------------
SOUTH KOREA -- (13.7%)
   Aekyung Petrochemical Co., Ltd....................................     21,007      1,068,909
  #AK Holdings, Inc..................................................     37,347        895,022
   AMOREPACIFIC Group................................................     14,317      5,436,080
  #Asia Cement Co., Ltd..............................................     36,191      2,341,789
  #Asia Paper Manufacturing Co., Ltd.................................     32,800        708,430
 #*AUK Corp..........................................................    633,480      1,253,794
   Bookook Securities Co., Ltd.......................................     28,655        412,451
   Boryung Pharmaceutical Co., Ltd...................................     55,106      1,525,908
   BS Financial Group, Inc...........................................  1,606,361     21,181,382
   Busan City Gas Co., Ltd...........................................     81,980      2,129,737
   BYC Co., Ltd......................................................        810        160,949
   Byucksan Corp.....................................................    156,140        273,643
  #Capro Corp........................................................    116,370      1,080,923
  *China Great Star International, Ltd...............................    417,054        534,557
 #*China Ocean Resources Co., Ltd....................................    693,020      1,954,482
   Chong Kun Dang Pharm Corp.........................................      4,329        241,142
   Chosun Refractories Co., Ltd......................................      9,371        638,323
   CJ Corp...........................................................    200,953     26,405,858
  *CJ E&M Corp.......................................................    240,860      8,148,793
 #*CJ Korea Express Co., Ltd.........................................     99,247      9,565,981
   CKD Bio Corp......................................................     15,160        250,818
 #*Cosmochemical Co., Ltd............................................    157,200      1,001,241
  #Dae Dong Industrial Co., Ltd......................................    145,130        790,557
  #Dae Han Flour Mills Co., Ltd......................................     14,607      2,150,583
   Dae Won Kang Up Co., Ltd..........................................    252,896      1,882,924
 #*Dae Young Packaging Co., Ltd......................................  1,121,470      1,086,200
  #Dae-Il Corp.......................................................     66,990        248,271
  #Daechang Co., Ltd.................................................    897,980      1,091,759

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                       SHARES     VALUE++
                                                                      --------- -----------
SOUTH KOREA -- (Continued)
  #Daeduck GDS Co., Ltd..............................................   281,480 $ 5,724,652
  #Daegu Department Store............................................   122,031   1,518,611
  #Daehan Steel Co., Ltd.............................................   174,340   1,111,727
   Daekyo Co., Ltd...................................................   521,770   3,706,736
  #Daelim Industrial Co., Ltd........................................   453,905  31,791,223
   Daelim Trading Co., Ltd...........................................    15,194      55,204
  #Daesang Holdings Co., Ltd.........................................   142,836   1,147,965
  #Daesung Holdings Co., Ltd.........................................    41,070     340,546
   Daewon San Up Co., Ltd............................................     7,595      51,119
 #*Daewoo Engineering & Construction Co., Ltd........................ 1,138,050   7,822,813
   Daewoo Securities Co., Ltd........................................ 2,825,042  28,057,185
  #Daewoo Shipbuilding & Marine Engineering Co., Ltd.................   842,932  20,291,887
   Daewoong Co., Ltd.................................................     4,488     126,345
   Daewoong Pharmaceutical Co., Ltd..................................     2,531     169,242
  *Dahaam E-Tec Co., Ltd.............................................     3,535      57,777
   Daishin Securities Co., Ltd.......................................   651,155   5,532,472
  #Daou Data Corp....................................................   120,651     529,614
   Daou Technology, Inc..............................................   321,778   5,864,433
  *Dasan Networks, Inc...............................................   126,273     657,412
   DGB Financial Group, Inc.......................................... 1,293,172  18,104,303
  #Dong Ah Tire & Rubber Co., Ltd....................................    81,994   1,355,453
 #*Dong Yang Gang Chul Co., Ltd......................................   291,430     687,283
  #Dong-Ah Geological Engineering Co., Ltd...........................    37,680     399,136
   Dong-Il Corp......................................................    19,098     934,649
   Dongbang Agro Co..................................................    39,760     225,681
  #Dongbang Transport Logistics Co., Ltd.............................   273,670     712,037
   Dongbu CNI Co., Ltd...............................................    16,040      86,441
 #*Dongbu Corp.......................................................    62,380     231,547
  #*Dongbu HiTek Co., Ltd............................................   388,074   2,107,753
   Dongbu Securities Co., Ltd........................................   351,526   1,251,463
  *Dongbu Steel Co., Ltd.............................................   385,134   1,061,868
  #Dongil Industries Co., Ltd........................................    18,961   1,050,289
 #*Dongkook Industrial Co., Ltd......................................   218,630     825,229
  #Dongkuk Steel Mill Co., Ltd.......................................   693,279   7,254,824
   DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd........................   114,484     442,411
  #Dongsung Holdings Co., Ltd........................................   195,870   1,344,915
  #Dongwha Pharm Co., Ltd............................................   261,900   1,605,509
  #Dongwon F&B Co., Ltd..............................................    19,603   2,419,335
  *Dongwon Systems Corp..............................................     7,005      59,230
   Dongyang Mechatronics Corp........................................    11,660     123,076
   Doosan Corp.......................................................   109,796  12,285,052
 #*Doosan Engine Co., Ltd............................................    98,910     776,477
  *Doosan Engineering & Construction Co., Ltd........................   838,210   1,873,816
  #Doosan Heavy Industries & Construction Co., Ltd...................   134,340   5,005,119
  *Doosan Infracore Co., Ltd.........................................   148,530   1,764,121
   DRB Holding Co., Ltd..............................................   124,305     913,043
   DRB Industrial Co., Ltd...........................................   117,204     797,410
   E-Mart Co., Ltd...................................................     6,018   1,175,607
  #Easy Bio, Inc.....................................................   156,544     833,956
   Eugene Corp.......................................................   214,711     695,219
  *Eugene Investment & Securities Co., Ltd...........................   763,229   1,710,583
  #Fursys, Inc.......................................................    31,943     774,725

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                       SHARES     VALUE++
                                                                      --------- ------------
SOUTH KOREA -- (Continued)
  #Gaon Cable Co., Ltd...............................................    15,187 $    311,562
   Global & Yuasa Battery Co., Ltd...................................    41,720    2,062,228
   Green Cross Holdings Corp.........................................    50,710      788,387
  #GS Engineering & Construction Corp................................   506,971   13,955,951
   GS Global Corp....................................................     2,440       24,616
   GS Holdings.......................................................   750,939   37,214,694
   Gwangju Shinsegae Co., Ltd........................................     5,985    1,424,093
  #Halla Engineering & Construction Corp.............................   250,271    1,343,228
   Han Kuk Carbon Co., Ltd...........................................   103,630      808,702
   Hana Financial Group, Inc......................................... 4,078,729  130,626,112
  #Handok Pharmaceuticals Co., Ltd...................................    34,880      597,974
  #Handsome Co., Ltd.................................................   214,790    6,433,013
   Hanil Cement Co., Ltd.............................................    52,145    2,412,892
  #Hanil E-Wha Co., Ltd..............................................    69,430      840,300
 #*Hanjin Heavy Industries & Construction Co., Ltd...................   776,601    5,628,627
   Hanjin Heavy Industries & Construction Holdings Co., Ltd..........   181,040    1,086,099
 #*Hanjin Shipping Co., Ltd.......................................... 1,344,240   10,089,576
  *Hanjin Shipping Holdings Co., Ltd.................................   164,924      735,292
  #Hanjin Transportation Co., Ltd....................................   140,220    2,886,796
  *Hankuk Glass Industries, Inc......................................    29,050      501,465
  #Hankuk Paper Manufacturing Co., Ltd...............................    32,780      825,499
  *Hanmi Science Co., Ltd............................................    44,930      523,996
   Hanmi Semiconductor Co., Ltd......................................   107,300      951,055
 #*Hansol HomeDeco Co., Ltd..........................................   291,380      354,603
   Hansol Paper Co...................................................   647,244    8,637,077
  #Hanwha Chemical Corp.............................................. 1,436,095   21,367,153
   Hanwha Corp.......................................................   594,563   16,853,663
  *Hanwha General Insurance Co., Ltd.................................   102,603      480,207
  #Hanwha Investment & Securities Co., Ltd...........................   935,001    3,392,900
   Hanwha Life Insurance Co., Ltd.................................... 1,473,155    8,969,530
   Hanwha Timeworld Co., Ltd.........................................    12,290      361,156
   Hanyang Securities Co., Ltd.......................................    90,530      509,835
  #Heung-A Shipping Co., Ltd.........................................   544,930      894,975
  #Hitejinro Holdings Co., Ltd.......................................    99,611    1,329,838
   HMC Investment Securities Co., Ltd................................   259,785    2,908,490
  #HS R&A Co., Ltd...................................................    37,336      434,381
   Humax Co., Ltd....................................................    11,576      127,898
  #Husteel Co., Ltd..................................................    58,990    1,376,891
   Hwacheon Machine Tool Co., Ltd....................................    14,227      607,801
   Hyosung Corp......................................................   370,458   18,669,784
 #*Hyundai BNG Steel Co., Ltd........................................   145,750    1,577,673
  #Hyundai Development Co............................................   904,704   18,606,068
   Hyundai Heavy Industries Co., Ltd.................................   139,548   25,531,499
   Hyundai Hy Communications & Networks Co., Ltd.....................   207,730    1,120,166
  #Hyundai Mipo Dockyard.............................................    81,875    8,048,538
   Hyundai Motor Co..................................................   259,450   47,111,720
   Hyundai Securities Co., Ltd....................................... 1,978,978   13,776,848
  #Hyundai Steel Co.................................................. 1,197,245   83,179,821
   Hyunjin Materials Co., Ltd........................................    38,393      215,097
  #Il Dong Pharmaceutical Co., Ltd...................................   133,130    1,552,642
  #Iljin Electric Co., Ltd...........................................   315,890    1,094,594
   Iljin Holdings Co., Ltd...........................................     3,799        5,879

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                       SHARES     VALUE++
                                                                      --------- ------------
SOUTH KOREA -- (Continued)
  #Ilshin Spinning Co., Ltd..........................................    16,046 $  1,452,422
  #Ilsung Pharmaceuticals Co., Ltd...................................     9,407      672,585
   Industrial Bank of Korea.......................................... 2,572,180   29,480,109
   Intergis Co., Ltd.................................................    11,140       81,351
   INTOPS Co., Ltd...................................................    44,091    1,291,773
   Inzi Controls Co., Ltd............................................    63,440      385,460
  #INZI Display Co., Ltd.............................................   337,768      871,140
 #*IS Dongseo Co., Ltd...............................................   121,855    1,396,463
  #ISU Chemical Co., Ltd.............................................   164,530    2,918,443
  #Jeil Pharmaceutical Co............................................    73,180    1,109,591
   Jeonbuk Bank......................................................   707,883    3,889,898
  #JW Pharmaceutical Corp............................................   129,319    2,161,300
   KB Financial Group, Inc........................................... 2,902,753   94,926,902
  #KB Financial Group, Inc. ADR...................................... 3,182,416  104,383,245
  #KC Tech Co., Ltd..................................................   332,012    1,609,434
   KCC Corp..........................................................    64,340   19,128,135
 #*Keangnam Enterprises, Ltd.........................................   144,590      695,167
 #*KEC Corp..........................................................   545,330      124,041
  #Keyang Electric Machinery Co., Ltd................................   393,920      898,814
  #KG Chemical Corp..................................................    47,243      732,351
  #KISCO Corp........................................................    56,021    1,449,815
  #KISCO Holdings Co., Ltd...........................................    11,673      480,896
  #Kishin Corp.......................................................   113,945      780,747
  #KISWIRE, Ltd......................................................    69,836    2,328,450
   Kolon Corp........................................................    95,605    2,302,749
  *Kolon Global Corp.................................................   340,650    1,180,076
   Kolon Industries, Inc.............................................   178,594    8,279,475
   Korea Airport Service Co., Ltd....................................    16,100      389,346
   Korea Cast Iron Pipe Industries Co., Ltd..........................     7,358       24,589
  #Korea Electric Terminal Co., Ltd..................................    89,230    2,769,382
 #*Korea Flange Co., Ltd.............................................    58,560      688,891
   Korea Investment Holdings Co., Ltd................................   542,836   22,878,452
 #*Korea Petrochemical Ind Co., Ltd..................................    42,821    1,663,110
  *Korean Air Lines Co., Ltd.........................................    31,830    1,021,448
   Korean Reinsurance Co.............................................    51,130      501,824
  #KPF...............................................................    16,815      149,315
   KPX Chemical Co., Ltd.............................................    12,667      712,048
  *KTB Investment & Securities Co., Ltd.............................. 1,066,210    3,632,081
  #Kukdo Chemical Co., Ltd...........................................    51,898    2,528,500
   Kumho Electric Co., Ltd...........................................    52,624    1,466,884
  #Kunsul Chemical Industrial Co., Ltd...............................    26,860      662,674
   Kwang Dong Pharmaceutical Co., Ltd................................   294,260    1,865,900
 #*Kyeryong Construction Industrial Co., Ltd.........................    58,970      475,556
   Kyobo Securities Co...............................................   272,242    1,245,574
  #Kyung Dong Navien Co., Ltd........................................    34,010      482,419
  #Kyung-In Synthetic Corp...........................................   184,400      751,155
  *Kyungbang, Ltd....................................................     9,187      976,152
   LG Corp........................................................... 1,069,777   63,814,508
  *LG Display Co., Ltd............................................... 1,309,420   35,830,276
 #*LG Display Co., Ltd. ADR.......................................... 3,996,524   54,832,309
  #LG Electronics, Inc............................................... 1,776,548  142,395,511
  #LG Hausys, Ltd....................................................    86,225    7,722,562

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                       SHARES     VALUE++
                                                                      --------- ------------
SOUTH KOREA -- (Continued)
  *LG Uplus Corp..................................................... 3,789,011 $ 35,807,282
   LIG Insurance Co., Ltd............................................    65,780    1,353,351
  #Livart Furniture Co., Ltd.........................................    23,870      172,854
   Lotte Chemical Corp...............................................    35,857    5,307,068
   Lotte Chilsung Beverage Co., Ltd..................................     9,880   15,421,992
   Lotte Confectionery Co., Ltd......................................     9,339   16,288,802
   Lotte Food Co., Ltd...............................................     2,861    2,286,018
  *Lotte Non-Life Insurance Co., Ltd.................................    23,240       70,208
  #Lotte Shopping Co., Ltd...........................................   162,373   60,637,658
   Mando Corp........................................................     9,744      744,628
  *Meritz Finance Group, Inc.........................................    16,600       60,237
   Meritz Securities Co., Ltd........................................ 2,576,974    3,338,530
   Mi Chang Oil Industrial Co., Ltd..................................     4,388      358,394
   Mirae Asset Securities Co., Ltd...................................   414,359   17,345,102
   MK Electron Co., Ltd..............................................    56,825      212,788
  #Moorim P&P Co., Ltd...............................................   422,608    2,254,596
 #*Moorim Paper Co., Ltd.............................................   264,210      600,330
   Motonic Corp......................................................   121,010    1,534,296
   Namhae Chemical Corp..............................................    10,560       68,324
   Namyang Dairy Products Co., Ltd...................................     4,383    4,634,205
   National Plastic Co...............................................   174,380      648,812
 #*NEOWIZ HOLDINGS Corp..............................................    69,796      817,608
   Nexen Corp........................................................    13,326    1,005,841
   NH Investment & Securities Co., Ltd...............................   426,754    1,886,368
   NICE Holdings Co., Ltd............................................       710       53,445
   NK Co., Ltd.......................................................   196,310      626,118
  #Nong Shim Holdings Co., Ltd.......................................    24,347    1,877,798
   NongShim Co., Ltd.................................................    43,180   13,159,707
  *Osung LST Co., Ltd................................................   203,689      612,842
   Ottogi Corp.......................................................    10,487    4,523,032
   Paik Kwang Industrial Co., Ltd....................................    85,394      440,850
 #*PaperCorea, Inc...................................................   404,380      424,698
   Poongsan Corp.....................................................   338,270    8,211,609
   Poongsan Holdings Corp............................................    49,788    1,061,308
  #POSCO.............................................................   681,110  195,769,432
  #POSCO ADR......................................................... 1,626,923  117,122,187
 #*POSCO Coated & Color Steel Co., Ltd...............................    23,830      318,387
 #*PSK, Inc..........................................................    70,793      387,731
   Pulmuone Holdings Co., Ltd........................................     7,118      439,591
  #Pyeong Hwa Automotive Co., Ltd....................................    13,670      203,968
  #S&T Dynamics Co., Ltd.............................................   380,544    4,548,650
   S&T Holdings Co., Ltd.............................................    87,883    1,118,392
  #S&T Motiv Co., Ltd................................................   124,630    3,280,154
   Saeron Automotive Corp............................................     1,995       13,923
  *Sajo Industries Co., Ltd..........................................    10,536      433,189
  *Sajodaerim Corp...................................................     2,710       30,317
  #Sam Young Electronics Co., Ltd....................................   157,970    1,364,734
   Sam Yung Trading Co., Ltd.........................................    45,134      758,528
   SAMHWA Paints Industrial Co., Ltd.................................     2,030        9,628
 #*Samick Musical Instruments Co., Ltd............................... 1,125,740    1,526,047
   Samjin Pharmaceutical Co., Ltd....................................    33,244      387,498
   Samlip General Foods Co., Ltd.....................................    16,070      503,244

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                       SHARES     VALUE++
                                                                      --------- ------------
SOUTH KOREA -- (Continued)
   Samsung C&T Corp.................................................. 1,299,457 $ 69,752,392
   Samsung Life Insurance Co., Ltd...................................       895       88,219
   Samsung SDI Co., Ltd..............................................   520,138   60,642,027
   Samyang Genex Co., Ltd............................................    11,337      977,475
  #Samyang Holdings Corp.............................................    89,042    7,571,520
   Samyang Tongsang Co., Ltd.........................................     8,060      191,941
  #Samyoung Chemical Co., Ltd........................................   190,320      498,897
   SAVEZONE I&C Corp.................................................    27,710       90,629
  #Seah Besteel Corp.................................................   168,664    4,624,221
   SeAH Holdings Corp................................................    13,089    1,267,151
  #SeAH Steel Corp...................................................    36,098    3,696,521
   Sebang Co., Ltd...................................................   137,830    2,228,988
  #Sejong Industrial Co., Ltd........................................    97,700    1,111,560
   Sempio Foods Co...................................................     2,800       73,580
 #*Seohee Construction Co., Ltd...................................... 1,753,286    1,241,654
 #*Seong An Co., Ltd.................................................    86,190       67,936
  #Seowon Co., Ltd...................................................   156,260      391,506
  *Sewon Cellontech Co., Ltd.........................................    47,900      173,531
 #*SG Corp........................................................... 1,945,560    1,527,000
   Shin Poong Pharmaceutical Co., Ltd................................   180,635      855,686
   Shinhan Financial Group Co., Ltd.................................. 5,415,719  187,584,781
  #Shinhan Financial Group Co., Ltd. ADR............................. 1,630,308   55,903,261
   Shinsegae Co., Ltd................................................    41,475    8,917,554
   Shinsegae Information & Communication Co., Ltd....................     4,669      330,344
 #*Shinsung Solar Energy Co., Ltd....................................   765,627      640,977
  #Shinsung Tongsang Co., Ltd........................................ 1,106,860      988,296
   Shinyoung Securities Co., Ltd.....................................    35,820    1,163,316
  #Silla Co., Ltd....................................................    66,973    2,081,648
   Sindoh Co., Ltd...................................................    43,098    3,015,574
   SJM Co., Ltd......................................................    42,954      388,581
  *SK Broadband Co., Ltd.............................................    42,906      203,893
  #SK Chemicals Co., Ltd.............................................    94,372    4,010,747
  #SK Gas Co., Ltd...................................................    47,214    3,345,043
   SK Holdings Co., Ltd..............................................   530,249   76,530,829
   SK Innovation Co., Ltd............................................   763,318  104,371,936
  #SK Networks Co., Ltd.............................................. 2,130,956   14,134,993
  #SK Securities Co., Ltd............................................ 4,048,550    3,604,412
   SKC Co., Ltd......................................................    35,200    1,063,268
  #SL Corp...........................................................   108,620    1,448,440
  #Songwon Industrial Co., Ltd.......................................   121,460    1,663,605
  *Ssangyong Cement Industrial Co., Ltd..............................   289,296    1,762,852
  #STX Corp. Co., Ltd................................................   518,863    1,545,147
 #*STX Engine Co., Ltd...............................................   365,660    1,557,248
 #*STX Offshore & Shipbuilding Co., Ltd..............................   853,740    3,312,400
 #*STX Pan Ocean Co., Ltd............................................ 1,611,400    4,952,180
   Suheung Capsule Co., Ltd..........................................    49,700    1,220,623
   Sun Kwang Co., Ltd................................................    13,670      273,270
 #*Sungchang Enterprise Holdings, Ltd................................    17,840      375,426
  *Sungshin Cement Co., Ltd..........................................    67,450      348,280
  #Sungwoo Hitech Co., Ltd...........................................    42,884      597,334
   Sunjin Co., Ltd...................................................     9,959      160,484
  #Tae Kyung Industrial Co., Ltd.....................................   116,020      514,750

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                        SHARES      VALUE++
                                                                      ---------- --------------
SOUTH KOREA -- (Continued)
   Taekwang Industrial Co., Ltd......................................      4,300 $    3,948,189
 #*Taewoong Co., Ltd.................................................     70,311      1,656,692
   Taeyoung Engineering & Construction Co., Ltd......................    564,040      3,116,433
   #Tailim Packaging Industrial Co., Ltd.............................    374,220      1,138,842
   TCC Steel.........................................................     48,310        176,588
   Telcoware Co., Ltd................................................      2,187         18,814
 #*TK Chemical Corp..................................................    240,173        341,863
   Tong Kook Corp....................................................        607             --
  #Tong Yang Moolsan Co., Ltd........................................     72,180        659,807
   Tongyang Life Insurance...........................................     69,890        626,695
   TONGYANG Securities, Inc..........................................    918,859      3,298,243
  *Top Engineering Co., Ltd..........................................     37,931        203,324
  #TS Corp...........................................................     65,206      2,176,870
  #Unid Co., Ltd.....................................................     46,751      1,983,494
   Union Steel.......................................................     38,477        436,318
   Whanin Pharmaceutical Co., Ltd....................................     18,180        224,706
 #*WillBes & Co. (The)...............................................    727,030        989,159
   Wiscom Co., Ltd...................................................     32,980        152,459
  *Woongjin Chemical Co., Ltd........................................    489,820        395,396
 #*Woongjin Energy Co., Ltd..........................................    751,750      1,368,812
  *Woongjin Holdings Co., Ltd........................................     32,688         90,825
 #*Woongjin Thinkbig Co., Ltd........................................    161,840      1,346,193
   Wooree ETI Co., Ltd...............................................     74,183        301,876
   Woori Finance Holdings Co., Ltd...................................  5,158,647     55,858,195
  #Woori Finance Holdings Co., Ltd. ADR..............................      8,505        276,072
   Woori Financial Co., Ltd..........................................    111,141      2,254,599
   Woori Investment & Securities Co., Ltd............................  2,467,643     25,404,296
  #WooSung Feed Co., Ltd.............................................    284,940        839,751
   YESCO Co., Ltd....................................................     30,550      1,103,774
  #Yoosung Enterprise Co., Ltd.......................................     60,445        218,667
  #YooSung T&S Co., Ltd..............................................     52,492        101,138
   Youlchon Chemical Co., Ltd........................................    159,540      1,826,533
   Young Poong Corp..................................................      4,715      6,858,951
   Young Poong Mining & Construction Corp............................     18,030             --
  #Young Poong Precision Corp........................................     34,086        343,824
   Youngone Holdings Co., Ltd........................................     31,252      2,231,405
   YuHwa Securities Co., Ltd.........................................     28,680        317,898
   Zinus, Inc........................................................      1,866             --
                                                                                 --------------
TOTAL SOUTH KOREA....................................................             2,724,998,137
                                                                                 --------------
TAIWAN -- (13.0%)
   A-DATA Technology Co., Ltd........................................  1,422,000      2,822,308
   Ability Enterprise Co., Ltd.......................................  1,409,000      1,290,394
   AcBel Polytech, Inc...............................................  5,679,219      4,979,039
   Accton Technology Corp............................................  8,758,156      5,322,968
 #*Acer, Inc......................................................... 47,368,364     38,284,143
   ACES Electronic Co., Ltd..........................................    135,000        149,837
  #ACHEM TECHNOLOGY Corp.............................................  2,670,984      1,330,739
  *Action Electronics Co., Ltd.......................................  3,562,084        824,390
 #*AGV Products Corp.................................................  7,871,701      2,803,229
   Alcor Micro Corp..................................................    100,000        119,839
   Allis Electric Co., Ltd...........................................  1,471,000        455,536

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                        SHARES      VALUE++
                                                                      ----------- -----------
TAIWAN -- (Continued)
  #Alpha Networks, Inc...............................................   5,319,237 $ 3,461,788
   Altek Corp........................................................   6,185,808   3,987,956
   Ambassador Hotel (The)............................................     543,000     528,589
   AMPOC Far-East Co., Ltd...........................................   1,772,000   1,682,164
   AmTRAN Technology Co., Ltd........................................  10,587,956   8,678,859
   Anpec Electronics Corp............................................     147,000      95,984
   APCB, Inc.........................................................   2,521,000   1,862,150
   Apex Science & Engineering........................................     690,713     248,032
   Ardentec Corp.....................................................     484,000     327,608
   Arima Communications Corp.........................................     251,566     118,690
  #Asia Cement Corp..................................................  25,134,362  31,913,703
  *Asia Optical Co., Inc.............................................   4,243,290   4,026,857
   Asia Polymer Corp.................................................   3,786,478   2,856,914
   Asia Vital Components Co., Ltd....................................   4,544,984   2,187,121
 #*AU Optronics Corp.................................................  46,988,812  22,147,447
 #*AU Optronics Corp. Sponsored ADR..................................   9,342,184  45,216,170
   Audix Corp........................................................   1,726,164   1,582,205
   Avermedia Technologies............................................   2,426,000   1,090,589
  #Avision, Inc......................................................   2,782,555     784,495
   AVY Precision Technology, Inc.....................................      16,000      26,300
  *Bank of Kaohsiung.................................................   6,472,397   2,075,287
   Basso Industry Corp...............................................     925,000     680,885
  #BES Engineering Corp..............................................  23,952,443   6,806,060
   Biostar Microtech International Corp..............................   2,764,055   1,030,589
  #Bright Led Electronics Corp.......................................   1,618,000     761,262
   C Sun Manufacturing, Ltd..........................................   2,535,837   1,798,561
 #*Cameo Communications, Inc.........................................   3,030,197   1,021,970
  #Capital Securities Corp...........................................  20,658,447   7,322,894
 #*Carnival Industrial Corp..........................................   5,821,000   1,872,481
   Cathay Chemical Works.............................................     959,000     478,209
   Cathay Real Estate Development Co., Ltd...........................  14,314,421   8,589,092
   Celxpert Energy Corp..............................................     262,000     165,045
 #*Central Reinsurance Co., Ltd......................................   2,511,781   1,149,730
   ChainQui Construction Development Co., Ltd........................   1,547,173   1,164,021
   Champion Building Materials Co., Ltd..............................   5,563,828   1,925,270
  *Chang Ho Fibre Corp...............................................     147,000      50,186
   Chang Hwa Commercial Bank.........................................  76,818,525  43,935,032
   Charoen Pokphand Enterprise.......................................   3,296,000   1,715,643
   Cheng Loong Corp..................................................  13,494,659   6,037,239
   Cheng Uei Precision Industry Co., Ltd.............................   3,387,635   6,758,777
  #Chia Chang Co., Ltd...............................................     642,000     839,946
   Chia Hsin Cement Corp.............................................   7,482,191   3,298,131
  #Chien Kuo Construction Co., Ltd...................................   4,910,247   2,406,322
  *Chien Shing Stainless Steel.......................................   1,525,000     199,568
  #Chilisin Electronics Corp.........................................     754,300     437,124
   Chin-Poon Industrial Co...........................................   6,566,815   8,569,158
  *China Airlines, Ltd...............................................  42,269,353  16,126,745
   China Chemical & Pharmaceutical Co., Ltd..........................   4,203,264   3,113,186
  *China Development Financial Holding Corp.......................... 182,628,960  50,595,611
  #China Electric Manufacturing Corp.................................   3,663,200   2,105,432
  *China General Plastics Corp.......................................   6,721,000   3,409,802
   China Glaze Co., Ltd..............................................   2,248,363   1,045,068

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                        SHARES     VALUE++
                                                                      ---------- -----------
TAIWAN -- (Continued)
  *China Manmade Fibers Corp......................................... 18,686,813 $ 7,446,477
   China Metal Products..............................................  3,833,689   5,088,699
   China Motor Corp.................................................. 11,432,749  11,146,955
  #China Petrochemical Development Corp.............................. 27,262,397  14,766,864
   China Rebar Co., Ltd..............................................    439,188          --
   China Steel Structure Co., Ltd....................................  1,580,219   1,937,205
   China Synthetic Rubber Corp.......................................  7,333,711   7,909,350
   China United Trust & Investment Corp..............................    493,999          --
  *China Wire & Cable Co., Ltd.......................................  2,900,000   1,090,661
   Chinatrust Financial Holding Co., Ltd............................. 86,887,248  52,767,484
   Chinese Maritime Transport, Ltd...................................  1,362,000   1,639,315
  *Chun YU Works & Co., Ltd..........................................  2,927,000   1,061,366
   Chun Yuan Steel...................................................  6,454,287   2,451,199
   Chung Hsin Electric & Machinery Manufacturing Corp................  6,609,000   3,786,283
  *Chung Hung Steel Corp............................................. 12,373,046   3,448,442
  *Chung Hwa Pulp Corp...............................................  6,323,011   2,015,258
   Chung Shing Textile Co., Ltd......................................        600          --
  *Chunghwa Picture Tubes, Ltd....................................... 55,899,412   3,651,244
  *Chyang Sheng Dyeing & Finishing Co., Ltd..........................    328,000     148,523
 #*CMC Magnetics Corp................................................ 47,154,830   8,483,006
  #CoAsia Microelectronics Corp......................................  1,211,000     923,334
  #Collins Co., Ltd..................................................  2,467,224     949,075
  #Compal Electronics, Inc........................................... 67,997,332  44,046,392
   Compeq Manufacturing Co........................................... 19,820,000   7,397,595
   Compex International Co., Ltd.....................................     46,400          --
  *Concord Securities Corp...........................................  1,358,000     320,831
  #Continental Holdings Corp.........................................  7,293,848   2,782,348
   Coretronic Corp...................................................  5,602,000   4,457,621
  *Cosmos Bank Taiwan................................................    974,872     509,178
  #Coxon Precise Industrial Co., Ltd.................................  2,038,000   3,979,378
   Creative Sensor, Inc..............................................     40,000      19,719
   CSBC Corp. Taiwan.................................................  5,590,654   3,676,019
   D-Link Corp....................................................... 10,510,939   6,152,765
  #DA CIN Construction Co., Ltd......................................  2,614,579   2,257,103
  #Darfon Electronics Corp...........................................  5,597,950   5,113,592
   Delpha Construction Co., Ltd......................................  3,910,016   1,304,791
   Depo Auto Parts Ind Co., Ltd......................................    375,000   1,004,856
   Der Pao Construction Co., Ltd.....................................  1,139,000          --
   DFI, Inc..........................................................    302,280     286,158
   Dynamic Electronics Co., Ltd......................................  3,936,324   1,496,304
  #E Ink Holdings, Inc............................................... 10,084,000   7,504,094
 #*E-Ton Solar Tech Co., Ltd.........................................  2,471,444     987,529
   E.Sun Financial Holding Co., Ltd.................................. 62,577,285  37,816,932
  *Eastern Media International Corp.................................. 13,978,399   1,794,000
  *Edimax Technology Co., Ltd........................................  2,313,000   1,019,688
  #Edison Opto Corp..................................................    539,000     657,180
   Edom Technology Co., Ltd..........................................    943,800     358,165
   Elite Material Co., Ltd...........................................  2,495,905   2,556,413
   Elite Semiconductor Memory Technology, Inc........................  2,989,000   4,054,351
   Elitegroup Computer Systems Co., Ltd.............................. 11,584,066   4,739,630
  #Entie Commercial Bank.............................................  2,271,232   1,291,817
  #Episil Technologies, Inc..........................................  1,748,000     532,690

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                        SHARES      VALUE++
                                                                      ----------- ------------
TAIWAN -- (Continued)
   Epistar Corp......................................................  14,105,000 $ 24,905,704
   Eternal Chemical Co., Ltd.........................................   1,029,000      888,202
  *Etron Technology, Inc.............................................   1,794,000      809,325
  *Eva Airways Corp..................................................  13,312,738    7,428,858
   Ever Fortune Industrial Co., Ltd..................................     409,000           --
  *Everest Textile Co., Ltd..........................................   4,173,002      993,150
   Evergreen International Storage & Transport Corp..................   9,117,000    5,957,508
  *Evergreen Marine Corp. Taiwan, Ltd................................  29,459,998   17,239,855
   Everlight Chemical Industrial Corp................................   2,238,100    1,584,755
  #Everlight Electronics Co., Ltd....................................   2,417,000    3,902,821
  *Everspring Industry Co............................................   1,078,180      697,341
  #Excelsior Medical Co., Ltd........................................   1,410,200    2,609,548
   Far Eastern Department Stores Co., Ltd............................   4,776,362    4,228,262
  #Far Eastern International Bank....................................  25,287,873   10,336,176
  *Farglory F T Z Investment Holding Co., Ltd........................     292,000      214,729
   Farglory Land Development Co., Ltd................................     385,000      735,721
   Federal Corp......................................................   6,646,367    4,466,142
   #*First Copper Technology Co., Ltd................................   3,667,750    1,120,886
   First Financial Holding Co., Ltd.................................. 114,221,437   70,358,478
   First Hotel.......................................................   1,124,612      732,239
  #First Insurance Co., Ltd..........................................   3,635,064    2,464,973
   First Steamship Co., Ltd..........................................   4,076,173    3,035,545
   Forhouse Corp.....................................................   7,479,635    3,654,442
  #Formosa Advanced Technologies Co., Ltd............................   1,020,000      764,750
 #*Formosa Epitaxy, Inc..............................................   8,372,000    5,967,719
   Formosa Oilseed Processing........................................   1,111,977      495,564
   Formosa Taffeta Co., Ltd..........................................  10,729,511   10,210,432
   Formosan Rubber Group, Inc........................................   7,703,000    6,202,158
  #Formosan Union Chemical...........................................   2,749,034    1,416,010
  #Fortune Electric Co., Ltd.........................................     436,000      192,843
  #Founding Construction & Development Co., Ltd......................   2,770,780    2,008,577
 #*Froch Enterprise Co., Ltd.........................................   1,898,000      583,117
   FSP Technology, Inc...............................................   1,797,283    1,708,739
   FU I Industrial...................................................       2,799        4,923
  #Fubon Financial Holding Co., Ltd..................................  83,424,471  119,358,177
   Fullerton Technology Co., Ltd.....................................   1,753,200    1,617,909
  #Fulltech Fiber Glass Corp.........................................   3,742,690    1,536,934
  #Fwusow Industry Co., Ltd..........................................   2,728,427    1,387,186
  #G Shank Enterprise Co., Ltd.......................................   2,582,880    1,469,888
   Gemtek Technology Corp............................................   5,752,962    7,558,069
 #*Genesis Photonics, Inc............................................   1,479,000    1,024,608
  #Getac Technology Corp.............................................  10,500,065    5,045,741
 #*Giantplus Technology Co., Ltd.....................................     829,100      265,102
   Giga Solution Tech Co., Ltd.......................................     461,000      260,808
   Gigabyte Technology Co., Ltd......................................   9,308,287    8,872,008
  #Gigastorage Corp..................................................   5,891,600    4,486,005
 #*Gintech Energy Corp...............................................   6,544,942    6,408,558
   Global Brands Manufacture, Ltd....................................   4,730,951    1,622,128
   Global Lighting Technologies, Inc.................................     331,000      413,887
   Globe Union Industrial Corp.......................................   3,298,000    1,604,155
   Gloria Material Technology Corp...................................   2,470,000    1,914,699
 #*Gold Circuit Electronics, Ltd.....................................   9,237,965    1,882,567

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                        SHARES      VALUE++
                                                                      ----------- -----------
TAIWAN -- (Continued)
   Goldsun Development & Construction Co., Ltd.......................  22,243,261 $ 8,869,126
   Good Will Instrument Co., Ltd.....................................     444,172     266,358
   Grand Pacific Petrochemical.......................................  16,312,000   8,328,516
   Great China Metal Industry........................................     922,000   1,090,014
   Great Wall Enterprise Co., Ltd....................................   3,276,767   2,751,128
 #*Green Energy Technology, Inc......................................   5,831,880   4,906,919
 #*GTM Corp..........................................................   2,449,000   1,312,430
  #Hannstar Board Corp...............................................   5,163,635   2,347,049
  *HannStar Display Corp.............................................  44,505,000  12,143,774
  #Harvatek Corp.....................................................   3,516,459   1,421,802
   Helix Technology, Inc.............................................      29,585          --
   Hey Song Corp.....................................................   3,858,000   5,109,397
   HiTi Digital, Inc.................................................     266,000     166,827
  #Hitron Technology, Inc............................................   3,092,525   1,683,274
  *Ho Tung Chemical Corp.............................................  11,404,669   5,591,555
  #Hocheng Corp......................................................   4,236,300   1,255,306
   Hold-Key Electric Wire & Cable Co., Ltd...........................     515,124     209,649
   Holy Stone Enterprise Co., Ltd....................................   3,608,643   3,395,318
  #Hong TAI Electric Industrial......................................   3,826,000   1,236,398
   Hong YI Fiber Industry Co.........................................      84,040      28,295
  *Horizon Securities Co., Ltd.......................................   3,547,000   1,136,275
   Hsin Kuang Steel Co., Ltd.........................................   4,310,124   2,694,886
   Hsing TA Cement Co................................................   2,071,980     730,248
  *HUA ENG Wire & Cable..............................................   7,399,035   2,847,032
   Hua Nan Financial Holdings Co., Ltd...............................  41,381,267  24,081,056
   Hualon Corp.......................................................     257,040          --
   Hung Ching Development & Construction Co., Ltd....................   1,906,468     915,935
   Hung Poo Real Estate Development Corp.............................   3,207,655   3,587,562
   Hung Sheng Construction Co., Ltd..................................   8,769,892   7,258,361
   Huxen Corp........................................................     572,281     688,661
  *Hwa Fong Rubber Co., Ltd..........................................   3,194,960     992,651
 #*I-Chiun Precision Industry Co., Ltd...............................   3,677,000   2,516,441
 #*Ichia Technologies, Inc...........................................   6,402,260   3,455,560
   Infortrend Technology, Inc........................................     663,000     346,056
 #*Innolux Corp...................................................... 113,184,745  70,870,943
  *Inotera Memories, Inc.............................................  33,144,728  13,022,345
   Inventec Corp.....................................................  37,639,277  15,053,741
 #*ITE Technology, Inc...............................................   2,962,000   2,613,604
 #*J Touch Corp......................................................   1,416,000   1,445,201
  *Janfusun Fancyworld Corp..........................................     974,000     129,838
 #*Jess-Link Products Co., Ltd.......................................     778,000     654,710
   Jih Sun Financial Holdings Co., Ltd...............................   1,692,000     507,473
  *K Laser Technology, Inc...........................................   1,056,601     688,465
  #Kang Na Hsiung Enterprise Co., Ltd................................   1,655,078     863,943
  *Kao Hsing Chang Iron & Steel......................................   1,589,000     410,710
  #Kaulin Manufacturing Co., Ltd.....................................   2,961,656   2,221,698
   Kenmec Mechanical Engineering Co., Ltd............................     611,000     232,381
   Kerry TJ Logistics Co., Ltd.......................................     465,000     622,450
  #Kindom Construction Co............................................   6,307,000   6,800,929
   King Yuan Electronics Co., Ltd....................................  20,624,805  14,699,180
  *King's Town Bank..................................................  11,813,012  10,822,309
   Kinpo Electronics.................................................  16,936,375   4,026,586

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                        SHARES      VALUE++
                                                                      ----------- -----------
TAIWAN -- (Continued)
  #KS Terminals, Inc.................................................   1,113,880 $   781,827
   Kung Sing Engineering Corp........................................     813,000     342,042
  #Kuo Toong International Co., Ltd..................................   1,095,000     825,641
  #Kuoyang Construction Co., Ltd.....................................   7,893,029   5,446,252
 #*Kwong Fong Industries.............................................   5,261,900   3,176,539
 #*KYE Systems Corp..................................................   4,462,000   1,406,937
   L&K Engineering Co., Ltd..........................................   2,019,000   1,935,855
  #LAN FA Textile....................................................   3,158,713     861,968
  #Leader Electronics, Inc...........................................   1,314,056     876,021
   Lealea Enterprise Co., Ltd........................................  12,140,118   4,263,320
  #Ledtech Electronics Corp..........................................     390,000     196,120
  #LEE CHI Enterprises Co., Ltd......................................   3,466,900   1,776,071
   Lelon Electronics Corp............................................   1,390,200     696,366
 #*Leofoo Development Co.............................................   4,844,774   2,285,585
   LES Enphants Co., Ltd.............................................     154,000     110,169
  *Lextar Electronics Corp...........................................      69,000      76,356
  *Li Peng Enterprise Co., Ltd.......................................   7,709,823   2,915,500
   Lien Hwa Industrial Corp..........................................   8,501,990   5,862,512
   Lingsen Precision Industries, Ltd.................................   6,224,480   3,506,945
   Lite-On Semiconductor Corp........................................   5,258,190   3,044,953
   Lite-On Technology Corp...........................................  31,552,495  56,819,539
  *Long Chen Paper Co., Ltd..........................................   6,893,369   2,156,555
   Longwell Co.......................................................     710,000     606,246
   Lotes Co., Ltd....................................................     818,000   2,201,853
  *Lucky Cement Corp.................................................   3,099,000     729,836
  #Macronix International............................................  68,587,913  18,737,343
  #Marketech International Corp......................................   2,133,000   1,633,772
   Masterlink Securities Corp........................................  16,025,000   5,007,931
   Maxtek Technology Co., Ltd........................................     262,000     184,772
 #*Mayer Steel Pipe Corp.............................................   2,472,456   1,000,829
   Maywufa Co., Ltd..................................................     252,070     132,631
   Mega Financial Holding Co., Ltd................................... 124,743,381  96,296,586
   Megamedia Corp....................................................         782           6
   Meiloon Industrial Co.............................................   1,613,084     661,905
   Mercuries & Associates, Ltd.......................................   1,466,127   1,153,612
   Mercuries Data Systems, Ltd.......................................   1,537,800     462,786
   Micro-Star International Co., Ltd.................................  13,221,985   6,191,983
  *Microelectronics Technology, Inc..................................     963,826     541,768
   Mirle Automation Corp.............................................     565,550     392,210
   Mitac International Corp..........................................  20,047,450   7,105,772
   Mobiletron Electronics Co., Ltd...................................     153,000      86,156
  *Mosel Vitelic, Inc................................................   7,721,506   1,826,620
 #*Motech Industries, Inc............................................   2,610,000   2,734,682
 #*Nan Ren Lake Leisure Amusement Co., Ltd...........................     492,000     172,738
  #Nan Ya Printed Circuit Board Corp.................................   3,596,000   4,123,804
  #Nantex Industry Co., Ltd..........................................   2,234,063   1,515,670
  *Nanya Technology Corp.............................................   3,923,000     866,668
 #*Neo Solar Power Corp..............................................  11,320,000   7,835,268
  #New Asia Construction & Development Corp..........................   1,773,993     541,553
   New Era Electronics Co., Ltd......................................     139,000     129,652
   Nichidenbo Corp...................................................      90,474      79,533
  #Nien Hsing Textile Co., Ltd.......................................   4,012,602   3,155,283

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                        SHARES      VALUE++
                                                                      ----------- -----------
TAIWAN -- (Continued)
  #Nishoku Technology, Inc...........................................     229,000 $   461,146
 #*Ocean Plastics Co., Ltd...........................................     827,000     876,511
  *Optimax Technology Corp...........................................   1,305,597     141,671
   OptoTech Corp.....................................................   9,277,000   3,779,162
  *Orient Semiconductor Electronics, Ltd.............................   5,410,276     953,737
   Pacific Construction Co...........................................   2,295,452     712,989
  *Pan Jit International, Inc........................................   6,261,837   2,304,991
 #*Pan-International Industrial......................................   2,210,967   1,746,646
  #Paragon Technologies Co., Ltd.....................................   1,209,100   1,693,965
 #*Pegatron Corp.....................................................  28,348,998  46,476,685
   Phihong Technology Co., Ltd.......................................   2,010,320   1,555,626
   Picvue Electronics, Ltd...........................................     241,600          --
   Plotech Co., Ltd..................................................     894,282     338,713
   Portwell, Inc.....................................................     501,000     520,560
   Potrans Electrical Corp...........................................   1,139,000     168,272
   Pou Chen Corp.....................................................  29,022,550  34,257,996
  *Powercom Co., Ltd.................................................   1,347,500     334,726
 #*Powertech Industrial Co., Ltd.....................................     271,000     168,039
  #Powertech Technology, Inc.........................................  10,254,000  18,371,895
  *President Securities Corp.........................................  12,336,992   7,427,440
   Prince Housing & Development Corp.................................   2,347,075   1,680,073
   Procomp Informatics, Ltd..........................................     391,440          --
   Prodisc Technology, Inc...........................................   6,185,157          --
   Promate Electronic Co., Ltd.......................................     949,000     871,863
  *Promise Technology, Inc...........................................     573,000     351,871
 #*Qisda Corp........................................................  25,179,171   6,163,280
   Quanta Storage, Inc...............................................   1,007,000     678,394
  #Quintain Steel Co., Ltd...........................................   5,824,629   1,402,974
   Radium Life Tech Co., Ltd.........................................   9,605,368   8,006,899
   Ralec Electronic Corp.............................................     477,087     525,459
   Rechi Precision Co., Ltd..........................................     774,836     773,954
   Rich Development Co., Ltd.........................................   1,501,000     802,400
 #*Ritek Corp........................................................  49,652,622   6,651,034
   Sainfoin Technology Corp..........................................     835,498          --
   Sampo Corp........................................................   9,606,925   3,290,963
  *Sanyang Industry Co., Ltd.........................................  11,430,624  11,270,687
   Sanyo Electric Taiwan Co., Ltd....................................      29,000      34,994
   SDI Corp..........................................................   1,119,000   1,033,064
   Sesoda Corp.......................................................     927,500     995,536
   Shan-Loong Transportation Co., Ltd................................      66,000      53,819
   Sheng Yu Steel Co., Ltd...........................................   1,918,000   1,130,241
  #ShenMao Technology, Inc...........................................   1,207,000   1,278,064
   Shih Wei Navigation Co., Ltd......................................   2,193,718   1,610,172
   Shihlin Electric & Engineering Corp...............................   4,381,000   5,281,710
 #*Shin Kong Financial Holding Co., Ltd.............................. 101,152,151  32,012,236
  #Shinkong Insurance Co., Ltd.......................................   3,324,412   2,564,155
   Shinkong Synthetic Fibers Corp....................................  26,053,754   8,185,743
 #*Shuttle, Inc......................................................   2,714,015   1,156,347
   Sigurd Microelectronics Corp......................................   6,663,047   6,961,688
  *Silicon Integrated Systems Corp...................................  10,341,165   3,429,244
   Sinbon Electronics Co., Ltd.......................................   2,428,000   2,313,753
   Sincere Navigation Corp...........................................   4,532,740   4,233,259

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                        SHARES      VALUE++
                                                                      ----------- -----------
TAIWAN -- (Continued)
   Sinkang Industries, Ltd...........................................     699,557 $   244,428
  #Sino-American Silicon Products, Inc...............................   3,440,000   4,758,805
  #Sinon Corp........................................................   5,973,877   2,957,550
   SinoPac Financial Holdings Co., Ltd............................... 109,178,958  54,712,701
   Sirtec International Co., Ltd.....................................     454,000     691,399
   Sitronix Technology Corp..........................................   1,341,000   1,906,844
  *Siward Crystal Technology Co., Ltd................................   1,411,875     549,965
   Soft-World International Corp.....................................      17,000      27,953
  *Solomon Technology Corp...........................................   1,375,950     569,364
 #*Solytech Enterprise Corp..........................................   2,596,000     848,961
   Southeast Cement Co., Ltd.........................................   3,539,700   1,728,284
   Spirox Corp.......................................................   1,115,661     497,441
  #Star Comgistic Capital Co., Ltd...................................   1,575,676     679,544
  #Stark Technology, Inc.............................................   2,118,200   1,824,512
  #Sunonwealth Electric Machine Industry Co., Ltd....................     478,421     304,281
  *Sunplus Technology Co., Ltd.......................................   8,214,620   2,642,672
   Sunrex Technology Corp............................................   1,158,000     465,946
   Sunspring Metal Corp..............................................     132,000     208,943
 #*Super Dragon Technology Co., Ltd..................................     184,175     142,887
  #Supreme Electronics Co., Ltd......................................   3,222,681   1,711,371
   Sweeten Construction Co., Ltd.....................................   1,233,825     898,224
   Sysage Technology Co., Ltd........................................     170,000     196,559
   Systex Corp.......................................................     801,801     972,325
   TA Chen Stainless Pipe............................................   7,322,074   3,618,833
  *Ta Chong Bank, Ltd................................................  25,875,840   9,045,201
   Ta Ya Electric Wire & Cable.......................................   8,900,329   2,132,414
  #TA-I Technology Co., Ltd..........................................   1,715,915     934,877
  #Tah Hsin Industrial Co., Ltd......................................   1,700,000   1,715,425
  *TAI Roun Products Co., Ltd........................................      63,000      22,744
   Taichung Commercial Bank..........................................  25,379,654   9,212,441
   Taiflex Scientific Co., Ltd.......................................      58,000      71,951
  #Tainan Enterprises Co., Ltd.......................................   1,689,183   2,111,611
  #Tainan Spinning Co., Ltd..........................................  16,766,442   8,247,378
   Taishin Financial Holding Co., Ltd................................  92,810,230  40,326,161
  #Taisun Enterprise Co., Ltd........................................   3,464,410   1,715,642
   Taita Chemical Co., Ltd...........................................   3,554,864   1,121,090
  *Taiwan Business Bank..............................................  52,053,106  16,025,019
   Taiwan Calsonic Co., Ltd..........................................      48,000      45,885
   Taiwan Cement Corp................................................  44,762,440  59,501,878
   Taiwan Cogeneration Corp..........................................   3,677,333   2,459,864
   Taiwan Cooperative Financial Holding..............................  79,569,819  45,750,791
   Taiwan Fertilizer Co., Ltd........................................     601,000   1,439,380
   Taiwan Fire & Marine Insurance Co.................................   1,144,000     861,574
   Taiwan Flourescent Lamp Co., Ltd..................................     756,000          --
  #Taiwan FU Hsing Industrial Co., Ltd...............................   2,128,000   2,084,052
   Taiwan Glass Industry Corp........................................   9,558,710   9,737,272
   Taiwan Hopax Chemicals Manufacturing Co., Ltd.....................     580,000     336,736
   Taiwan Kolin Co., Ltd.............................................   5,797,000          --
 #*Taiwan Land Development Corp......................................  11,514,739   4,577,197
   Taiwan Mask Corp..................................................   3,154,250   1,101,518
   Taiwan Navigation Co., Ltd........................................     837,000     645,445
   Taiwan Paiho, Ltd.................................................   3,217,549   2,267,131

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                        SHARES      VALUE++
                                                                      ----------- -----------
TAIWAN -- (Continued)
   Taiwan Prosperity Chemical Corp...................................     220,000 $   244,907
  #Taiwan Pulp & Paper Corp..........................................   7,065,660   2,178,390
   Taiwan Sakura Corp................................................   2,643,472   1,483,885
   Taiwan Semiconductor Co., Ltd.....................................     528,000     277,530
   Taiwan Sogo Shin Kong SEC.........................................      83,205     105,420
  *Taiwan Styrene Monomer............................................   9,159,045   3,108,923
  #Taiwan Surface Mounting Technology Co., Ltd.......................     292,000     487,922
   Taiwan TEA Corp...................................................  10,090,092   6,165,130
   Taiwan Union Technology Corp......................................   1,262,000     778,501
   Taiyen Biotech Co., Ltd...........................................   3,286,000   3,205,359
 #*Tatung Co., Ltd...................................................  34,224,342   8,645,120
  #Teco Electric and Machinery Co., Ltd..............................  32,704,725  30,779,290
  *Tecom Co., Ltd....................................................     703,753      47,602
  *Tekcore Co., Ltd..................................................     372,000     146,569
   Test-Rite International Co., Ltd..................................   1,333,266   1,008,382
  #Thinking Electronic Industrial Co., Ltd...........................   1,396,000   1,471,957
   Ton Yi Industrial Corp............................................  12,140,600   8,989,194
   Tong Yang Industry Co., Ltd.......................................   5,576,808   5,835,797
   Tong-Tai Machine & Tool Co., Ltd..................................   3,130,753   2,545,830
   Topco Scientific Co., Ltd.........................................     848,719   1,612,774
  #Topoint Technology Co., Ltd.......................................   2,333,924   1,424,562
   Transasia Airways Corp............................................     618,000     281,958
  #Tung Ho Steel Enterprise Corp.....................................  10,511,274  10,260,984
   Tung Ho Textile Co., Ltd..........................................   2,775,000     835,025
   TYC Brother Industrial Co., Ltd...................................   2,992,212   1,166,859
 #*Tycoons Group Enterprise..........................................   8,178,938   1,553,602
 #*Tyntek Corp.......................................................   5,444,683   1,332,802
   TZE Shin International Co., Ltd...................................   1,043,472     526,881
  *U-Tech Media Corp.................................................   1,946,799     408,641
   Unic Technology Corp..............................................      36,000      16,177
  #Unimicron Technology Corp.........................................  24,359,363  25,711,358
 #*Union Bank Of Taiwan..............................................   9,877,493   3,769,858
   Unitech Computer Co., Ltd.........................................   1,308,739     654,362
  #Unitech Printed Circuit Board Corp................................  10,421,281   3,400,263
   United Integrated Services Co., Ltd...............................   1,576,000   1,584,823
  #United Microelectronics Corp...................................... 218,090,681  83,574,149
   Universal Cement Corp.............................................   5,717,551   3,518,483
   Unizyx Holding Corp...............................................   6,645,000   3,177,400
   UPC Technology Corp...............................................  11,858,140   6,212,965
   USI Corp..........................................................   5,907,691   4,147,809
  #Ve Wong Corp......................................................   1,594,806   1,097,737
  #Wafer Works Corp..................................................   2,197,000   1,254,444
   Wah Hong Industrial Corp..........................................     277,516     389,095
   Wah Lee Industrial Corp...........................................   1,616,000   2,439,635
  *Walsin Lihwa Corp.................................................  55,619,412  17,271,313
  *Walsin Technology Corp............................................   9,690,230   2,484,136
 #*Walton Advanced Engineering, Inc..................................   5,565,853   2,018,676
  *Wan Hai Lines, Ltd................................................   8,102,000   4,535,537
   WAN HWA Enterprise Co.............................................     649,568     311,434
   Waterland Financial Holdings Co., Ltd.............................  29,605,572  10,439,557
  *WEI Chih Steel Industrial Co., Ltd................................   1,914,898     325,176
  #Wei Mon Industry Co., Ltd.........................................   4,130,000   1,428,668

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                        SHARES       VALUE++
                                                                      ----------- --------------
TAIWAN -- (Continued)
   Weikeng Industrial Co., Ltd.......................................   1,544,550 $    1,091,038
   Well Shin Technology Co., Ltd.....................................     949,080      1,461,133
  *Weltrend Semiconductor............................................   1,696,000        823,402
 #*Winbond Electronics Corp..........................................  47,362,885     13,174,412
 #*Wintek Corp.......................................................  37,354,507     19,194,727
  #Wistron Corp......................................................  25,314,650     25,727,683
   WPG Holdings, Ltd.................................................     515,092        620,676
  #WT Microelectronics Co., Ltd......................................   3,043,096      3,632,493
 #*WUS Printed Circuit Co., Ltd......................................   6,072,928      2,451,102
  *Yageo Corp........................................................  33,224,840     10,512,310
  *Yang Ming Marine Transport Corp...................................  24,157,676     10,862,219
   YC INOX Co., Ltd..................................................   4,467,667      2,431,013
  #Yem Chio Co., Ltd.................................................   4,278,228      2,916,363
  #YFY, Inc..........................................................  17,172,847      8,420,287
 #*Yi Jinn Industrial Co., Ltd.......................................   4,146,796      1,013,194
   Yieh Phui Enterprise Co., Ltd.....................................  15,236,235      4,238,576
   Young Fast Optoelectronics Co., Ltd...............................   2,740,000      4,936,315
   Yuanta Financial Holding Co., Ltd................................. 143,984,654     73,306,738
  #Yulon Motor Co., Ltd..............................................  13,240,572     22,731,838
   Yung Chi Paint & Varnish Manufacturing Co., Ltd...................     368,687        993,411
   Yungtay Engineering Co., Ltd......................................     257,000        614,494
   Zenitron Corp.....................................................   3,103,000      1,997,957
  #Zig Sheng Industrial Co., Ltd.....................................   8,451,834      2,582,787
   Zinwell Corp......................................................   1,346,000      1,126,628
   Zippy Technology Corp.............................................     233,000        209,417
                                                                                  --------------
TOTAL TAIWAN.........................................................              2,584,117,254
                                                                                  --------------
THAILAND -- (3.4%)
   AAPICO Hitech PCL.................................................     647,760        606,930
   AJ Plast PCL......................................................   1,901,100        848,532
   Asia Plus Securities PCL..........................................  13,223,200      2,018,396
   Bangchak Petroleum PCL............................................   9,727,700     12,014,621
   Bangkok Bank PCL (6368360)........................................   9,300,200     71,613,124
   Bangkok Bank PCL (6077019)........................................   6,294,000     48,679,319
   Bangkok Expressway PCL............................................   5,220,100      7,114,276
   Bangkok Insurance PCL.............................................     152,020      2,014,848
   Bangkokland PCL................................................... 154,019,903     10,810,256
   Bank of Ayudhya PCL (6359933).....................................   6,065,200      6,767,813
   Bank of Ayudhya PCL (6075949).....................................  22,788,300     25,428,171
   Banpu PCL.........................................................   1,676,500     19,478,245
   CalComp Electronics Thailand PCL..................................  22,770,700      2,792,999
   Charoong Thai Wire & Cable PCL....................................   1,201,700        618,251
   Delta Electronics Thailand PCL....................................   6,746,600      8,734,951
   Eastern Water Resources Development and Management PCL............   6,817,600      3,298,464
   Esso Thailand PCL.................................................  23,143,400      7,609,329
  *G J Steel PCL..................................................... 537,140,250      2,379,156
   G Steel PCL (Foreign).............................................  79,804,200        951,668
   GFPT PCL..........................................................      37,900         10,847
  *Golden Land Property Development PCL..............................     507,500        221,329
   Hana Microelectronics PCL.........................................   5,031,100      4,251,151
   Hemaraj Land and Development PCL..................................   7,485,000      1,096,610
   ICC International PCL.............................................   2,682,700      3,747,554

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                        SHARES      VALUE++
                                                                      ----------- ------------
THAILAND -- (Continued)
   IRPC PCL.......................................................... 130,549,600 $ 18,236,912
   Kang Yong Electric PCL............................................       3,400       32,668
   KGI Securities Thailand PCL.......................................  13,459,500    1,641,738
   Kiatnakin Bank PCL................................................   4,662,400   11,199,291
   Krung Thai Bank PCL...............................................  63,049,200   53,274,963
  *Laguna Resorts & Hotels PCL.......................................   1,342,400    1,989,588
   LH Financial Group PCL............................................   6,526,500      324,657
   MBK PCL...........................................................     958,900    5,423,421
  *Padaeng Industry PCL..............................................   1,412,500      654,514
   Polyplex Thailand PCL.............................................   4,987,500    2,090,162
   Precious Shipping PCL.............................................   6,275,400    3,805,864
   Property Perfect PCL..............................................  45,376,400    2,751,959
   PTT Global Chemical PCL...........................................  31,932,741   79,423,853
   PTT PCL...........................................................   8,157,700   90,610,228
   Quality Houses PCL................................................  38,933,241    5,597,897
  *Regional Container Lines PCL......................................   5,665,000    1,341,457
   Saha Pathana Inter-Holding PCL....................................   2,906,200    2,698,261
   Saha Pathanapibul PCL.............................................   1,594,833    2,553,906
   Saha-Union PCL....................................................   2,976,400    4,208,538
  *Sahaviriya Steel Industries PCL................................... 139,232,840    2,751,450
   SC Asset Corp PCL.................................................  22,145,000    5,885,213
   Siam Future Development PCL.......................................     817,987      253,618
   Sri Ayudhya Capital PCL...........................................     233,300      176,465
   Sri Trang Agro-Industry PCL.......................................   8,115,200    4,313,360
  *Tata Steel Thailand PCL...........................................  40,432,800    1,529,145
   Thai Airways International PCL....................................  14,595,611   14,670,205
   Thai Carbon Black PCL.............................................     441,000      420,716
   Thai Oil PCL......................................................  11,786,900   26,505,465
   Thai Rayon PCL....................................................     165,000      245,954
   Thai Stanley Electric PCL (B01GKK6)...............................     193,800    1,657,370
   Thai Stanley Electric PCL (B01GKM8)...............................      43,100      368,589
   Thai Wacoal PCL...................................................      93,300      182,785
   Thaicom PCL.......................................................   2,520,200    2,940,949
   Thanachart Capital PCL............................................   9,080,500   14,773,215
  *Thoresen Thai Agencies PCL........................................   8,166,900    4,980,835
   Tisco Financial Group PCL.........................................   1,680,100    3,148,399
   TMB Bank PCL...................................................... 205,343,400   19,170,048
   Total Access Communication PCL....................................   5,393,680   21,501,212
   TPI Polene PCL....................................................  11,792,824    6,026,997
  *Tycoons Worldwide Group Thailand PCL..............................   1,243,300      258,403
   Vanachai Group PCL................................................   8,582,300    1,169,649
   Vinythai PCL......................................................   6,553,917    4,131,089
                                                                                  ------------
TOTAL THAILAND.......................................................              668,027,848
                                                                                  ------------
TURKEY -- (2.8%)
   Adana Cimento Sanayii TAS Class A.................................     940,822    2,363,791
   Akcansa Cimento A.S...............................................     119,048      717,347
  *Akenerji Elektrik Uretim A.S......................................   3,431,162    3,201,189
  *Akfen Holding A.S.................................................     742,088    2,253,705
   Aksa Akrilik Kimya Sanayii........................................   1,735,088    5,116,418
   Aksigorta A.S.....................................................   1,235,261    1,559,210
   Alarko Holding A.S................................................   1,328,166    4,019,597

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                        SHARES     VALUE++
                                                                      ---------- -----------
TURKEY -- (Continued)
  *Albaraka Turk Katilim Bankasi A.S.................................  3,392,871 $ 3,678,194
  *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S...............     52,442   1,456,277
  *Anadolu Anonim Tuerk Sigorta Sirketi..............................  4,326,842   3,214,609
  *Anadolu Cam Sanayii A.S...........................................  2,137,853   3,307,193
  *Asya Katilim Bankasi A.S.......................................... 10,427,239  12,643,700
   Aygaz A.S.........................................................  1,020,159   5,552,938
   Baticim Bati Anadolu Cimento Sanayii A.S..........................    271,944   1,162,713
   Bolu Cimento Sanayii A.S..........................................  1,056,634   1,292,243
   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.....................    151,966   2,895,670
   Cimsa Cimento Sanayi VE Tica......................................    598,554   3,558,735
  *Deva Holding A.S..................................................    844,260   1,051,509
  *Dogan Gazetecilik A.S.............................................    538,363     475,100
  *Dogan Sirketler Grubu Holding A.S................................. 16,350,353  11,056,277
   Dogus Otomotiv Servis ve Ticaret A.S..............................    271,728   1,732,226
   Eczacibasi Yatirim Holding Ortakligi A.S..........................    808,381   3,160,476
   EGE Seramik Sanayi ve Ticaret A.S.................................  1,225,832   1,766,536
   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve
     Ticaret A.S.....................................................  3,954,537   5,654,790
   Eregli Demir ve Celik Fabrikalari TAS............................. 19,511,252  22,379,457
   Gentas Genel Metal Sanayi ve Ticaret A.S..........................    821,239     609,682
  *Global Yatirim Holding A.S........................................  4,381,715   4,435,073
   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S...............      2,576      94,906
  *GSD Holding.......................................................  4,585,286   3,585,639
  *Gunes Sigorta.....................................................    424,619     574,165
  *Hurriyet Gazetecilik A.S..........................................  3,447,484   1,811,068
  *Ihlas EV Aletleri.................................................  2,765,346     912,184
  *Ihlas Holding A.S................................................. 14,513,937   6,649,614
  *Is Finansal Kiralama A.S..........................................  2,665,969   1,518,010
   Is Yatirim Menkul Degerler A.S. Class A...........................    415,031     391,672
  *Isiklar Yatirim Holding A.S.......................................  1,581,704     512,557
  *Ittifak Holding A.S...............................................     92,228     255,499
  *Izmir Demir Celik Sanayi A.S......................................    541,422     897,122
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A.......  3,504,754   5,196,583
  *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B.......  1,815,352   4,274,003
   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D....... 11,265,029  12,747,288
   KOC Holding A.S................................................... 12,307,828  74,630,627
   Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret
     A.S.............................................................    621,446   1,259,130
  *Koza Anadolu Metal Madencilik Isletmeleri A.S.....................    583,894   1,454,749
  *Menderes Tekstil Sanayi ve Ticaret A.S............................  4,899,721   1,505,692
  *Metro Ticari ve Mali Yatirimlar Holding A.S.......................  3,286,794   1,176,431
   Mutlu Aku ve Malzemeleri Sanayi A.S...............................    100,988     445,171
  *Net Turizm Ticaret ve Sanayi SA...................................  3,429,929   1,836,601
  *Petkim Petrokimya Holding A.S.....................................  5,705,035   9,946,399
   Pinar Entegre Et ve Un Sanayi A.S.................................    343,247   1,482,605
   Pinar SUT Mamulleri Sanayii A.S...................................    184,329   1,759,543
  *Polyester Sanayi A.S..............................................  2,315,248   1,474,830
   Raks Elektronik Sanayi ve Ticaret A.S.............................      5,859          --
  *Reysas Tasimacilik ve Lojistik Ticaret A.S........................     43,575      17,770
  *Sabah Yayincilik..................................................     31,938          --
   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S................  1,335,250   2,140,298
  *Sekerbank TAS.....................................................  6,919,207   7,962,944
   Selcuk Ecza Deposu Ticaret ve Sanayi A.S..........................  2,308,839   2,709,144
  *Soda Sanayii A.S..................................................  1,274,491   1,814,460

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                        SHARES       VALUE++
                                                                      ---------- ---------------
TURKEY -- (Continued)
  *TAT Konserve Sanayii A.S..........................................    243,847 $       335,042
   Tekfen Holding A.S................................................  1,844,254       7,168,058
  *Tekstil Bankasi A.S...............................................  1,683,023       1,589,279
  *Trakya Cam Sanayi A.S.............................................  4,216,433       7,132,678
   Turcas Petrol A.S.................................................  1,352,130       2,621,854
  *Turk Hava Yollari................................................. 11,412,196      47,548,985
   Turkiye Is Bankasi................................................ 27,763,003     107,387,000
   Turkiye Sinai Kalkinma Bankasi A.S................................  6,139,213       8,848,207
   Turkiye Sise ve Cam Fabrikalari A.S...............................  6,965,162      11,831,093
   Turkiye Vakiflar Bankasi Tao...................................... 13,789,100      49,342,203
   Ulker Biskuvi Sanayi A.S..........................................    483,611       4,139,789
   Uzel Makina Sanayii A.S...........................................    275,043              --
  *Vestel Beyaz Esya Sanayi ve Ticaret A.S...........................  1,067,440       1,614,430
  *Vestel Elektronik Sanayi ve Ticaret A.S...........................  2,059,212       2,623,175
   Yapi ve Kredi Bankasi A.S......................................... 13,027,710      40,486,992
                                                                                 ---------------
TOTAL TURKEY.........................................................                554,020,144
                                                                                 ---------------
TOTAL COMMON STOCKS..................................................             18,131,814,633
                                                                                 ---------------
PREFERRED STOCKS -- (2.0%)
BRAZIL -- (1.9%)
   Alpargatas SA.....................................................     68,220         454,513
   Banco ABC Brasil SA...............................................    873,583       6,863,788
   Banco Alfa de Investimento SA.....................................     60,126         189,025
   Banco Daycoval SA.................................................    567,648       2,990,384
   Banco do Estado do Rio Grande do Sul SA Class B...................    696,821       5,868,516
   Banco Industrial e Comercial SA...................................  1,653,100       4,668,257
   Banco Indusval SA.................................................        200             722
  *Banco Panamericano SA.............................................  1,046,248       3,608,202
   Banco Pine SA.....................................................    345,177       2,387,729
   Banco Sofisa SA...................................................    694,800       1,250,171
   Braskem SA Class A................................................  2,215,496      19,267,590
   Cia Ferro Ligas da Bahia--Ferbasa.................................    920,334       5,634,933
   Eucatex SA Industria e Comercio...................................    199,988         766,666
   Financeira Alfa SA Credito Financiamento e Investimentos..........     33,900          97,934
   Forjas Taurus SA..................................................  1,045,690       1,364,114
   Gerdau SA.........................................................  4,720,765      36,902,544
  *Inepar SA Industria e Construcoes.................................  1,430,808       1,172,823
   Klabin SA.........................................................  4,702,649      31,495,937
  *Mangels Industrial SA.............................................      3,600           3,509
   Parana Banco SA...................................................    117,400         852,004
   Petroleo Brasileiro SA............................................ 18,204,529     181,795,072
  *Suzano Papel e Celulose SA Class A................................  6,669,845      24,335,808
   Unipar Participacoes SA Class B...................................  9,258,736       2,360,093
  *Usinas Siderurgicas de Minas Gerais SA Class A.................... 11,752,415      58,152,647
   Whirlpool SA......................................................     58,400         121,135
                                                                                 ---------------
TOTAL BRAZIL.........................................................                392,604,116
                                                                                 ---------------
COLOMBIA -- (0.1%)
   Banco Davivienda SA...............................................      7,851         105,048

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                        SHARES         VALUE++
                                                                      ------------ ---------------
COLOMBIA -- (Continued)
   Grupo de Inversiones Suramericana SA..............................      511,224 $    10,761,815
                                                                                   ---------------
TOTAL COLOMBIA.......................................................                   10,866,863
                                                                                   ---------------
HONG KONG -- (0.0%)
   Li Ning Co., Ltd..................................................      575,500         317,409
                                                                                   ---------------
MALAYSIA -- (0.0%)
   TA Global Bhd.....................................................      116,025           8,781
                                                                                   ---------------
TOTAL PREFERRED STOCKS...............................................                  403,797,169
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
 #*Shui On Land, Ltd. Rights 05/13/13................................   14,500,201       1,513,523
                                                                                   ---------------
MALAYSIA -- (0.0%)
  *Mah Sing Group Bhd Rights 03/18/18................................      573,919          76,397
                                                                                   ---------------
POLAND -- (0.0%)
  *Polimex-Mostostal SA Rights.......................................   10,512,907              --
                                                                                   ---------------
THAILAND -- (0.0%)
  *G J Steel PCL Rights 02/07/20.....................................   24,548,122         334,557
  *LH Financial Group PCL Rights 05/23/13............................      217,550           3,410
  *Thoresen Thai Agencies PCL Rights 09/12/15........................      743,587         169,745
  *Tisco Financial Group PCL Rights 06/26/13.........................      168,010         177,455
                                                                                   ---------------
TOTAL THAILAND.......................................................                      685,167
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS................................................                    2,275,087
                                                                                   ---------------

                                                                        SHARES/
                                                                         FACE
                                                                        AMOUNT
                                                                         (000)         VALUE+
                                                                      ------------ ---------------
SECURITIES LENDING COLLATERAL -- (6.7%)
(S)@DFA Short Term Investment Fund...................................  115,211,755   1,333,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
     05/01/13 (Collateralized by $169,927 FNMA, rates ranging from
     3.000% to 3.500%, maturities ranging from 09/01/32 to 08/01/42,
     valued at $173,672) to be repurchased at $170,268............... $        170         170,267
                                                                                   ---------------
TOTAL SECURITIES LENDING COLLATERAL..................................                1,333,170,267
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $19,190,568,956).................              $19,871,057,156
                                                                                   ===============

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.CONTROLS AND PROCEDURES.

    (a)Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b)There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.EXHIBITS.

 (a)(1)This item is not applicable.

 (a)(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

 (a)(3)This item is not applicable.

 (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:  /s/ David G. Booth
     --------------------------------
     David G. Booth
     Chairman, Trustee, President and
     Co-Chief Executive Officer

Date: July 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     ---------------------------------
     David G. Booth
     Principal Executive Officer
     Dimensional Emerging Markets Value Fund

Date: July 1, 2013

By:  /s/ David R. Martin
     ---------------------------------
     David R. Martin
     Principal Financial Officer
     Dimensional Emerging Markets Value Fund

Date: July 1, 2013